UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Item 1. Reports to Stockholders

This disclosure does not apply to investors who own fund shares beneficially through a variable insurance contract. Each applicable insurance company will provide information regarding delivery of fund shareholder reports to its contract owners.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Registrant’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Registrant. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Registrant or VALIC Retirement Services Company (VRSCO), as your retirement plan recordkeeper, electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.valic.com.

You may elect to receive all future reports in paper free of charge. You can inform the Registrant or VRSCO that you wish to continue receiving paper copies of your shareholder reports by contacting 1-866-345-5954 or visiting FundReports.com and providing the 20-digit unique ID located above or below your mailing address. Your election to receive reports in paper will apply to all funds held within your employer-sponsored retirement plan account with VRSCO.

VALIC Company II

SEMI-ANNUAL REPORT FEBRUARY 29, 2020

VALIC Company II

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Semi-Annual Report for VALIC Company II consisting of investment portfolio information and financial statements for the six-month period ended February 29, 2020. We encourage you to carefully read this report.

We continue to believe that maintaining a well-diversified investment portfolio focused on the long-term can help smooth the inevitable ups-and-downs of market performance. Your financial advisor can assist by reviewing your financial situation and tax considerations to develop a plan that employs appropriate investment strategies and a diversified allocation among asset classes.

Our highest priority is to assist you in improving the likelihood of reaching your long-term investment goals.

Thank you for your investment.

Sincerely,

John T. Genoy, President

VALIC Company II

Note: All performance figures quoted are for the VALIC Company II Funds. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 591/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s credit worthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

1

VALIC Company II

EXPENSE EXAMPLE — February 29, 2020 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at September 1, 2019 and held until February 29, 2020. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA documents for more details on the fees associated with your Variable Contract, Plan or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended February 29, 2020” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended February 29, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans and IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 29, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended February 29, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended February 29, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company II

EXPENSE EXAMPLE — February 29, 2020 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at September 1, 2019	Ending Account Value Using Actual Return at February 29, 2020	Expenses Paid During the Six Months Ended February 29, 2020*	Beginning Account Value at September 1, 2019	Ending Account Value Using a Hypothetical 5% Annual Return at February 29, 2020	Expenses Paid During the Six Months Ended February 29, 2020*	Annualized Expense Ratio
Aggressive Growth Lifestyle#	$1,000.00	$1,002.97	$0.50	$1,000.00	$1,024.37	$0.50	0.10%
Capital Appreciation#	$1,000.00	$1,006.72	$4.24	$1,000.00	$1,020.64	$4.27	0.85%
Conservative Growth Lifestyle#	$1,000.00	$1,012.66	$0.50	$1,000.00	$1,024.37	$0.50	0.10%
Core Bond#	$1,000.00	$1,033.83	$3.89	$1,000.00	$1,021.03	$3.87	0.77%
Government Money Market II#	$1,000.00	$1,005.84	$2.74	$1,000.00	$1,022.13	$2.77	0.55%
High Yield Bond#	$1,000.00	$1,018.28	$4.77	$1,000.00	$1,020.14	$4.77	0.95%
International Opportunities#	$1,000.00	$1,009.22	$5.35	$1,000.00	$1,019.54	$5.37	1.07%
Large Cap Value#	$1,000.00	$971.66	$4.17	$1,000.00	$1,020.64	$4.27	0.85%
Mid Cap Growth#	$1,000.00	$968.63	$4.55	$1,000.00	$1,020.24	$4.67	0.93%
Mid Cap Value#	$1,000.00	$971.50	$5.15	$1,000.00	$1,019.64	$5.27	1.05%
Moderate Growth Lifestyle#	$1,000.00	$1,007.20	$0.50	$1,000.00	$1,024.37	$0.50	0.10%
Small Cap Growth#	$1,000.00	$1,085.26	$5.91	$1,000.00	$1,019.19	$5.72	1.14%
Small Cap Value#	$1,000.00	$958.18	$4.72	$1,000.00	$1,020.04	$4.87	0.97%
Strategic Bond	$1,000.00	$1,020.26	$4.42	$1,000.00	$1,020.49	$4.42	0.88%
U.S. Socially Responsible#	$1,000.00	$1,011.80	$2.90	$1,000.00	$1,021.98	$2.92	0.58%

*

Expenses are equal to each Fund‘s annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days then divided by 366 days (to reflect the one-half year period) . These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA‘s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administration fees charged by your Plan sponsor.

#

During the stated period, the investment adviser waived a portion of or all fees and/or assumed a portion of or all expenses for the Fund. As a result, if these fees and/or expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended” and the “Annualized Expense Ratio” would have been higher.

3

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — February 29, 2020 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	52.1%
International Equity Investment Companies	23.9
Domestic Fixed Income Investment Companies	15.3
Real Estate Investment Companies	3.6
International Fixed Income Investment Companies	2.8
Domestic Money Market Investment Companies	2.3

100.0%

*	Calculated as a percentage of net assets

4

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(2) — 100.0%
Domestic Equity Investment Companies — 52.1%
VALIC Co. I Blue Chip Growth Fund	430	$9,058
VALIC Co. I Dividend Value Fund	2,783,381	30,951,191
VALIC Co. I Large Cap Core Fund	800,788	9,657,500
VALIC Co. I Large Capital Growth Fund	580,842	10,170,544
VALIC Co. I Mid Cap Index Fund	1,019,442	24,252,515
VALIC Co. I Mid Cap Strategic Growth Fund	530,101	8,884,498
VALIC Co. I Nasdaq-100 Index Fund	664,325	11,140,732
VALIC Co. I Science & Technology Fund	610,083	18,436,713
VALIC Co. I Small Cap Index Fund	671,834	12,791,728
VALIC Co. I Small Cap Special Values Fund	545,988	6,071,383
VALIC Co. I Stock Index Fund	1,104,553	47,098,135
VALIC Co. I Value Fund	722,583	13,114,873
VALIC Co. II Capital Appreciation Fund	1,476,808	22,137,354
VALIC Co. II Large Cap Value Fund	1,737,544	33,951,617
VALIC Co. II Mid Cap Growth Fund	783,283	7,981,653
VALIC Co. II Mid Cap Value Fund	1,342,473	22,419,307
VALIC Co. II Small Cap Growth Fund	342,785	6,283,256
VALIC Co. II Small Cap Value Fund	931,708	9,605,909

Total Domestic Equity Investment Companies
(cost $301,022,673)		294,957,966

Domestic Fixed Income Investment Companies — 15.3%
VALIC Co. I Capital Conservation Fund	939,477	10,014,824
VALIC Co. I Government Securities Fund	543,719	6,127,713
VALIC Co. I Inflation Protected Fund	2,406,834	28,159,961
VALIC Co. II High Yield Bond Fund	1,388,462	10,830,007
VALIC Co. II Strategic Bond Fund	2,717,486	31,468,483

Total Domestic Fixed Income Investment Companies
(cost $81,788,530)		86,600,988

Domestic Money Market Investment Companies — 2.3%
VALIC Co. I Government Money Market I Fund
(cost $13,047,634)(3)	13,047,634	13,047,634

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 23.9%
VALIC Co. I Emerging Economies Fund	4,182,290	$33,541,964
VALIC Co. I International Equities Index Fund.	5,736,010	39,062,231
VALIC Co. I International Growth Fund	769,682	9,259,273
VALIC Co. I International Value Fund	3,363,073	29,796,828
VALIC Co. II International Opportunities Fund	1,277,238	23,769,394

Total International Equity Investment Companies
(cost $143,999,623)		135,429,690

International Fixed Income Investment Companies — 2.8%
VALIC Co. I International Government Bond Fund
(cost $14,684,744)	1,255,258	15,753,487

Real Estate Investment Companies — 3.6%
VALIC Co. I Global Real Estate Fund
(cost $19,486,631)	2,499,829	20,373,602

TOTAL INVESTMENTS
(cost $574,029,835)(1)	100.0%	566,163,367
Other assets less liabilities	0.0	70,640

NET ASSETS	100.0%	$566,234,007

#

The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 5 for cost of investments on a tax basis.
(2)	See Note 3
(3)	The 7-day yield as of February 29, 2020 is 1.06%.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$566,163,367	$—	$—	$566,163,367

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

5

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited)

Industry Allocation*

Applications Software	9.6%
Finance — Credit Card	7.6
Computers	6.2
Medical — Drugs	5.7
Web Portals/ISP	5.6
Internet Content — Entertainment	4.3
E-Commerce/Products	4.3
Medical — Biomedical/Gene	4.1
Enterprise Software/Service	3.0
Real Estate Investment Trusts	2.2
Retail — Discount	2.1
Computer Data Security	2.1
Semiconductor Equipment	1.9
Insurance — Multi-line	1.9
Electronic Components — Semiconductors	1.6
Entertainment Software	1.6
Food — Confectionery	1.6
E-Commerce/Services	1.6
Medical Products	1.6
Commercial Services — Finance	1.5
Food — Misc./Diversified	1.5
Transport — Rail	1.5
Internet Infrastructure Software	1.4
Building Products — Wood	1.4
Airlines	1.4
Casino Hotels	1.4
Building & Construction Products — Misc.	1.3
Computer Software	1.3
Distribution/Wholesale	1.3
Computer Aided Design	1.3
Auto/Truck Parts & Equipment — Original	1.2
Retail — Restaurants	1.2
Retail — Auto Parts	1.2
Containers — Paper/Plastic	1.1
Internet Security	0.9
Machinery — Pumps	0.9
Wireless Equipment	0.8
Apparel Manufacturers	0.8
Cable/Satellite TV	0.8
Audio/Video Products	0.8
Medical Instruments	0.7
Footwear & Related Apparel	0.6
Lighting Products & Systems	0.6
Electronic Components — Misc.	0.6
Auto — Heavy Duty Trucks	0.5
Cosmetics & Toiletries	0.5
Medical Information Systems	0.5
Computers — Memory Devices	0.4

98.0%

*	Calculated as a percentage of net assets

6

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.0%
Airlines — 1.4%
Southwest Airlines Co.	29,748	$1,374,060

Apparel Manufacturers — 0.8%
Deckers Outdoor Corp.†	4,653	808,691

Applications Software — 9.6%
Intuit, Inc.	1,969	523,459
Microsoft Corp.	46,230	7,489,722
salesforce.com, Inc.†	9,293	1,583,527

		9,596,708

Audio/Video Products — 0.8%
Dolby Laboratories, Inc., Class A	11,706	769,084

Auto - Heavy Duty Trucks — 0.5%
Cummins, Inc.	3,469	524,825

Auto/Truck Parts & Equipment-Original — 1.2%
Allison Transmission Holdings, Inc.	30,814	1,251,048

Building & Construction Products-Misc. — 1.3%
Fortune Brands Home & Security, Inc.	21,897	1,352,140

Building Products-Wood — 1.4%
Masco Corp.	33,436	1,381,576

Cable/Satellite TV — 0.8%
Altice USA, Inc., Class A†	30,563	790,359

Casino Hotels — 1.4%
MGM Resorts International	55,470	1,362,343

Commercial Services-Finance — 1.5%
FleetCor Technologies, Inc.†	5,709	1,517,395

Computer Aided Design — 1.3%
Cadence Design Systems, Inc.†	19,116	1,264,332

Computer Data Security — 2.1%
Fortinet, Inc.†	20,383	2,080,289

Computer Software — 1.3%
Akamai Technologies, Inc.†	15,280	1,321,873

Computers — 6.2%
Apple, Inc.	22,741	6,216,480

Computers - Memory Devices — 0.4%
NetApp, Inc.	8,356	390,392

Containers - Paper/Plastic — 1.1%
Berry Global Group, Inc.†	29,967	1,137,547

Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	4,528	512,705

Distribution/Wholesale — 1.3%
WW Grainger, Inc.	4,687	1,300,830

E-Commerce/Products — 4.3%
Amazon.com, Inc.†	2,280	4,294,950

E-Commerce/Services — 1.6%
Expedia Group, Inc.	12,792	1,261,547
TripAdvisor, Inc.	13,542	317,560

		1,579,107

Electronic Components - Misc. — 0.6%
Hubbell, Inc.	4,231	563,739

Electronic Components - Semiconductors — 1.6%
Broadcom, Inc.	6,010	1,638,446

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 3.0%
Oracle Corp.	40,965	$2,026,129
Veeva Systems, Inc., Class A†	6,662	945,804

		2,971,933

Entertainment Software — 1.6%
Take-Two Interactive Software, Inc.†	15,045	1,617,037

Finance - Credit Card — 7.6%
American Express Co.	13,674	1,503,183
Discover Financial Services	12,219	801,322
Mastercard, Inc., Class A	12,233	3,550,628
Visa, Inc., Class A	9,826	1,785,974

		7,641,107

Food - Confectionery — 1.6%
Hershey Co.	11,228	1,616,720

Food - Misc./Diversified — 1.5%
Post Holdings, Inc.†	14,649	1,483,358

Footwear & Related Apparel — 0.6%
Skechers U.S.A., Inc., Class A†	18,141	600,104

Insurance - Multi-line — 1.9%
Allstate Corp.	17,883	1,882,186

Internet Content - Entertainment — 4.3%
Facebook, Inc., Class A†	22,495	4,329,613

Internet Infrastructure Software — 1.4%
F5 Networks, Inc.†	11,618	1,393,579

Internet Security — 0.9%
Palo Alto Networks, Inc.†	5,102	941,931

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	5,553	571,182

Machinery - Pumps — 0.9%
Curtiss-Wright Corp.	7,789	934,213

Medical Information Systems — 0.5%
Cerner Corp.	7,168	496,527

Medical Instruments — 0.7%
Edwards Lifesciences Corp.†	3,235	662,657

Medical Products — 1.6%
Hologic, Inc.†	9,814	462,436
Masimo Corp.†	6,785	1,108,194

		1,570,630

Medical - Biomedical/Gene — 4.1%
Alexion Pharmaceuticals, Inc.†	9,571	899,961
Amgen, Inc.	5,926	1,183,600
Exelixis, Inc.†	45,197	840,212
Vertex Pharmaceuticals, Inc.†	5,283	1,183,551

		4,107,324

Medical - Drugs — 5.7%
Bristol-Myers Squibb Co.	16,664	984,176
Horizon Therapeutics PLC†	32,353	1,107,120
Jazz Pharmaceuticals PLC†	6,083	696,990
Merck & Co., Inc.	37,514	2,872,072

		5,660,358

Real Estate Investment Trusts — 2.2%
CyrusOne, Inc.	7,040	426,483
Essex Property Trust, Inc.	4,217	1,194,929
Lamar Advertising Co., Class A	7,452	624,031

		2,245,443

7

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Auto Parts — 1.2%
AutoZone, Inc.†	1,130	$1,166,736

Retail - Discount — 2.1%
Target Corp.	10,336	1,064,608
Walmart, Inc.	9,769	1,051,926

		2,116,534

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	716	553,883
Starbucks Corp.	8,137	638,185

		1,192,068

Semiconductor Equipment — 1.9%
Lam Research Corp.	5,203	1,526,716
Teradyne, Inc.	6,921	406,678

		1,933,394

Transport - Rail — 1.5%
Kansas City Southern	9,749	1,468,979

Security Description	Shares	Value (Note 2)

Web Portals/ISP — 5.6%
Alphabet, Inc., Class A†	935	$1,252,199
Alphabet, Inc., Class C†	3,212	4,301,928

		5,554,127

Wireless Equipment — 0.8%
Motorola Solutions, Inc.	5,078	841,323

TOTAL INVESTMENTS
(cost $86,385,571)(1)	98.0%	98,027,982
Other assets less liabilities	2.0	2,005,026

NET ASSETS	100.0%	$100,033,008

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$98,027,982	$—	$—	$98,027,982

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

8

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	50.8%
Domestic Equity Investment Companies	26.1
International Equity Investment Companies	12.2
International Fixed Income Investment Companies	4.8
Domestic Money Market Investment Companies	3.4
Real Estate Investment Companies	2.7

100.0%

*	Calculated as a percentage of net assets

9

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 26.1%
VALIC Co. I Dividend Value Fund	1,325,036	$14,734,406
VALIC Co. I Large Cap Core Fund	216,568	2,611,812
VALIC Co. I Large Capital Growth Fund	95,913	1,679,436
VALIC Co. I Mid Cap Index Fund	254,839	6,062,609
VALIC Co. I Mid Cap Strategic Growth Fund	115,494	1,935,673
VALIC Co. I Nasdaq-100 Index Fund	205,771	3,450,779
VALIC Co. I Science & Technology Fund	189,661	5,731,550
VALIC Co. I Small Cap Index Fund	159,879	3,044,105
VALIC Co. I Small Cap Special Values Fund	191,569	2,130,243
VALIC Co. I Stock Index Fund	355,736	15,168,589
VALIC Co. I Value Fund	157,219	2,853,531
VALIC Co. II Capital Appreciation Fund	361,788	5,423,195
VALIC Co. II Large Cap Value Fund	454,980	8,890,315
VALIC Co. II Mid Cap Growth Fund	253,338	2,581,510
VALIC Co. II Mid Cap Value Fund	449,212	7,501,842
VALIC Co. II Small Cap Growth Fund	105,584	1,935,355
VALIC Co. II Small Cap Value Fund	95,931	989,053

Total Domestic Equity Investment Companies
(cost $89,445,627)		86,724,003

Domestic Fixed Income Investment Companies — 50.8%
VALIC Co. I Capital Conservation Fund	1,737,574	18,522,539
VALIC Co. I Government Securities Fund	841,846	9,487,606
VALIC Co. I Inflation Protected Fund	1,799,288	21,051,669
VALIC Co. II Core Bond Fund	4,627,312	55,157,555
VALIC Co. II High Yield Bond Fund	2,768,547	21,594,667
VALIC Co. II Strategic Bond Fund	3,672,820	42,531,256

Total Domestic Fixed Income Investment Companies
(cost $158,299,613)		168,345,292

Domestic Money Market Investment Companies — 3.4%
VALIC Co. I Government Money Market I Fund (cost $11,239,930)(3)	11,239,930	11,239,930

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 12.2%
VALIC Co. I Emerging Economies Fund	1,131,922	$9,078,011
VALIC Co. I International Equities Index Fund	2,079,480	14,161,258
VALIC Co. I International Growth Fund	122,680	1,475,846
VALIC Co. I International Value Fund	856,268	7,586,533
VALIC Co. II International Opportunities Fund	444,550	8,273,072

Total International Equity Investment Companies
(cost $43,465,625)		40,574,720

International Fixed Income Investment Companies — 4.8%
VALIC Co. I International Government Bond Fund (cost $14,822,301)	1,266,306	15,892,138

Real Estate Investment Companies — 2.7%
VALIC Co. I Global Real Estate Fund (cost $8,372,885)	1,094,742	8,922,146

TOTAL INVESTMENTS
(cost $325,645,981)(2)	100.0%	331,698,229
Liabilities in excess of other assets	(0.0)	(36,715)

NET ASSETS	100.0%	$331,661,514

#

The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional Information on the underlying funds including such funds’ prospectuses and shareholder reports is available at our website, www.valic.com.

(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.
(3)	The 7-day yield as of February 29, 2020 is 1.06%.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$331,698,229	$—	$—	$331,698,229

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

10

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	24.6%
Federal Home Loan Mtg. Corp.	9.7
United States Treasury Notes	6.4
United States Treasury Bonds	6.0
Diversified Financial Services	4.8
Diversified Banking Institutions	4.3
Government National Mtg. Assoc.	4.0
Registered Investment Companies	3.5
Banks — Commercial	2.4
Electric — Integrated	1.7
Telephone — Integrated	1.5
Pipelines	1.4
Oil Companies — Exploration & Production	1.3
Cable/Satellite TV	1.2
Real Estate Investment Trusts	1.1
Medical — Drugs	0.9
Banks — Super Regional	0.8
Oil Companies — Integrated	0.8
Cellular Telecom	0.7
Auto — Cars/Light Trucks	0.7
Finance — Consumer Loans	0.7
Machinery — Farming	0.6
Electric — Distribution	0.5
Computers	0.5
Insurance — Life/Health	0.5
Food — Misc./Diversified	0.4
Medical — HMO	0.4
Paper & Related Products	0.4
U.S. Government Treasuries	0.4
SupraNational Banks	0.4
Television	0.4
Computer Services	0.4
Brewery	0.3
Medical Labs & Testing Services	0.3
Diversified Manufacturing Operations	0.3
Insurance — Property/Casualty	0.3
Retail — Restaurants	0.3
Transport — Rail	0.3
Medical — Biomedical/Gene	0.3
Savings & Loans/Thrifts	0.3
Finance — Credit Card	0.3
Chemicals — Specialty	0.3
Chemicals — Diversified	0.3
Containers — Paper/Plastic	0.3
Aerospace/Defense	0.3
Gas — Distribution	0.3
Pharmacy Services	0.3
Food — Meat Products	0.3
Networking Products	0.3
Retail — Discount	0.2
Oil — Field Services	0.2
Containers — Metal/Glass	0.2
Electric — Generation	0.2
Building Products — Air & Heating	0.2
Medical — Hospitals	0.2
Internet Content — Entertainment	0.2
Tools — Hand Held	0.2
Sovereign	0.2
Beverages — Non — alcoholic	0.2
Retail — Mail Order	0.2
Machinery — Construction & Mining	0.2
Advertising Agencies	0.2
Food — Retail	0.2
Trucking/Leasing	0.2
Building & Construction Products — Misc.	0.2
Enterprise Software/Service	0.2
Insurance — Mutual	0.2
Telecom Equipment — Fiber Optics	0.2

Insurance Brokers	0.2
Banks — Special Purpose	0.2
Satellite Telecom	0.2
Energy — Alternate Sources	0.2
Diversified Minerals	0.2
Metal — Copper	0.2
Electronic Measurement Instruments	0.2
Medical — Wholesale Drug Distribution	0.2
Electronic Parts Distribution	0.2
Sovereign Agency	0.2
Finance — Investment Banker/Broker	0.2
Distribution/Wholesale	0.1
Batteries/Battery Systems	0.1
Medical — Generic Drugs	0.1
Steel — Producers	0.1
Transport — Equipment & Leasing	0.1
Independent Power Producers	0.1
Electronic Components — Semiconductors	0.1
Auto/Truck Parts & Equipment — Original	0.1
Radio	0.1
Data Processing/Management	0.1
Commercial Services	0.1
Retail — Regional Department Stores	0.1
Machinery — Electrical	0.1
Diagnostic Equipment	0.1
Applications Software	0.1
Consumer Products — Misc.	0.1
Building — Residential/Commercial	0.1
Computers — Integrated Systems	0.1
Metal — Iron	0.1
Retail — Petroleum Products	0.1
Broadcast Services/Program	0.1
Auto — Heavy Duty Trucks	0.1
Agricultural Chemicals	0.1
Cosmetics & Toiletries	0.1
Banks — Money Center	0.1
Finance — Leasing Companies	0.1
Investment Management/Advisor Services	0.1
Building Products — Cement	0.1
Casino Services	0.1
Non — Hazardous Waste Disposal	0.1
Food — Wholesale/Distribution	0.1
Protection/Safety	0.1
Real Estate Operations & Development	0.1
Finance — Mortgage Loan/Banker	0.1
Dialysis Centers	0.1
Multimedia	0.1
Hotels/Motels	0.1
Commercial Services — Finance	0.1
Retail — Building Products	0.1
E — Commerce/Products	0.1
Transport — Marine	0.1
Finance — Auto Loans	0.1
Insurance — Multi — line	0.1
Petrochemicals	0.1
Aerospace/Defense — Equipment	0.1
Transport — Truck	0.1
Food — Dairy Products	0.1
Rental Auto/Equipment	0.1
Building & Construction — Misc.	0.1
Transport — Air Freight	0.1
Poultry	0.1
Internet Connectivity Services	0.1
Decision Support Software	0.1
Computers — Memory Devices	0.1
Coal	0.1
Auction Houses/Art Dealers	0.1
E — Commerce/Services	0.1

100.2%

*	Calculated as a percentage of net assets

11

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited) — (continued)

Credit Quality†#

Aaa	53.0%
Aa	2.3
A	9.8
Baa	17.2
Ba	5.9
B	3.9
Caa	0.9
Not Rated@	7.0

100.0%

†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

12

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 4.4%
Diversified Financial Services — 4.4%
American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	$2,000,000	$2,060,880
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	150,000	153,181
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	167,000	172,085
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	1,000,000	1,019,398
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	900,000	912,183
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	1,332,000	1,359,783
BANK Series 2019-BN19, Class A3 3.18% due 08/15/2061(1)	1,570,000	1,735,214
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	2,377,000	2,564,152
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	1,233,000	1,295,227
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	2,985,000	3,367,331
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	1,050,000	1,072,390
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 2.66% (1 ML+1.00%) due 04/15/2034*(1)	2,500,000	2,498,490
CAMB Commercial Mtg. Trust FRS Series 2019-LIFE, Class A 2.73% (1 ML+1.07%) due 12/15/2037*(1)	750,000	751,688
Capital One Multi-Asset Execution Trust Series 2019-A2, Class A2 1.72% due 08/15/2024	1,000,000	1,012,079
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	600,000	608,127
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	1,030,000	1,050,718
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	1,125,000	1,150,820
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	1,000,000	1,029,376
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	1,345,027	1,415,849
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	150,000	151,410
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	250,000	292,106

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(3)	$1,254,000	$1,380,822
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,770,000	1,818,515
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	225,000	238,039
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	500,000	516,936
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	1,000,000	1,009,965
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	1,075,000	1,091,506
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	44,211	44,192
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	700,000	713,650
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	5,570,000	6,530,997
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	1,400,000	1,491,959
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	1,749,935	1,783,753
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	2,311,961	2,363,980
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	188,000	192,300
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	150,896	151,025
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	2,397,000	2,412,364
MSDB Trust VRS Series 2017-712F, Class A 3.32% due 07/11/2039*(1)(3)	4,520,000	4,908,387
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 2.56% (1 ML+0.90%) due 12/15/2033*(1)	2,950,000	2,947,337
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	3,720,000	3,869,646
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	1,492,347	1,532,105
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	900,000	942,273
Toyota Auto Receivables Owner Trust Series 2019-B, Class A3 2.57% due 08/15/2023	3,000,000	3,059,554

13

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	$125,000	$129,821
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	300,000	306,226
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025	500,000	523,073
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026	850,000	864,671

Total Asset Backed Securities
(cost $63,690,069)		66,495,583

U.S. CORPORATE BONDS & NOTES — 31.7%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	497,000	547,662
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030	2,293,000	2,311,387

		2,859,049

Advertising Sales — 0.0%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	433,000	442,437

Aerospace/Defense — 0.3%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,357,000	2,591,972
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	1,463,000	1,466,175

		4,058,147

Aerospace/Defense - Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029	230,000	244,511
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	679,000	690,882

		935,393

Airlines — 0.0%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 01/02/2020(4)	3,004	3,021
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	419,840	438,167

		441,188

Applications Software — 0.1%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026	584,000	611,039
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	895,000	937,244

		1,548,283

Security Description	Principal Amount	Value (Note 2)

Auction Houses/Art Dealers — 0.1%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	$790,000	$787,717

Auto - Cars/Light Trucks — 0.7%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	989,000	1,007,941
Daimler Finance North America LLC Company Guar. Notes 2.00% due 07/06/2021*	588,000	590,500
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	552,000	552,877
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	1,057,000	1,058,549
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*	1,136,000	1,197,290
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	284,000	289,698
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*	800,000	799,000
Toyota Motor Credit Corp. Senior Notes 2.15% due 02/13/2030	1,877,000	1,900,522
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	1,576,000	1,690,343
Volkswagen Group of America Finance LLC Company Guar. Notes 2.50% due 09/24/2021*	1,080,000	1,093,921

		10,180,641

Auto - Heavy Duty Trucks — 0.1%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	559,000	565,266
PACCAR Financial Corp. Senior Notes 2.00% due 09/26/2022	860,000	875,709

		1,440,975

Auto/Truck Parts & Equipment - Original — 0.1%
Dana, Inc. Senior Notes 5.38% due 11/15/2027	530,000	535,300
Lear Corp. Senior Notes 5.25% due 05/15/2049	876,000	919,612

		1,454,912

Banks - Commercial — 1.3%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	4,849,000	5,540,464
Citizens Financial Group, Inc. Senior Notes 2.50% due 02/06/2030	351,000	356,243
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	1,272,000	1,348,593

14

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025	$790,000	$881,999
Discover Bank Senior Notes 2.70% due 02/06/2030	852,000	861,337
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	1,845,000	2,711,470
SunTrust Bank Senior Notes 3.20% due 04/01/2024	2,640,000	2,795,756
SunTrust Bank Senior Notes 3.50% due 08/02/2022	1,107,000	1,137,595
Synovus Bank Senior Notes 2.29% due 02/10/2023	1,222,000	1,236,776
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029	2,597,000	2,723,612

		19,593,845

Banks - Super Regional — 0.8%
Bank of America NA Senior Notes 3.34% due 01/25/2023	1,922,000	1,986,966
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	5,391,000	6,046,056
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	550,000	671,233
Wells Fargo Bank NA Senior Notes 2.08% due 09/09/2022	3,153,000	3,176,415

		11,880,670

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*	1,090,000	1,130,657
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,150,000	1,203,671

		2,334,328

Beverages - Non - alcoholic — 0.2%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023	32,000	34,444
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	1,757,000	1,970,394
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	1,144,000	1,209,761

		3,214,599

Brewery — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	33,000	36,090

Security Description	Principal Amount	Value (Note 2)

Brewery (continued)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	$1,708,000	$2,105,704
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,316,000	2,779,941
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	283,000	384,577

		5,306,312

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	1,203,000	1,456,293

Building & Construction Products-Misc. — 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047	1,874,000	2,083,944
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	700,000	731,500

		2,815,444

Building & Construction-Misc. — 0.1%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	801,000	876,538

Building Products - Air & Heating — 0.2%
Carrier Global Corp. Company Guar. Notes 3.38% due 04/05/2040*	1,814,000	1,864,649
Carrier Global Corp. Company Guar. Notes 3.58% due 04/05/2050*	1,591,000	1,639,123

		3,503,772

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	1,212,000	1,329,781

Building Products - Doors & Windows — 0.0%
Griffon Corp. Senior Notes 5.75% due 03/01/2028*	633,000	633,234

Building - Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	786,000	713,295

Building - Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	774,000	816,864

Cable/Satellite TV — 1.1%
Block Communications, Inc. Senior Notes 4.88% due 03/01/2028*	681,000	683,397
Block Communications, Inc. Senior Notes 6.88% due 02/15/2025*	1,027,000	1,061,918

15

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	$361,000	$375,440
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	295,000	303,142
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	295,000	314,087
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	802,000	832,155
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.41% (3 ML+1.65%) due 02/01/2024	821,000	847,231
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,215,000	1,312,879
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029	630,000	730,264
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	149,000	172,872
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	555,000	733,055
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	1,954,000	2,019,291
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	370,000	430,770
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,524,000	1,903,648
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	755,000	815,400
CSC Holdings LLC Company Guar. Notes 5.38% due 07/15/2023*	225,000	230,490
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,795,000	1,889,238
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	1,538,000	2,002,433

		16,657,710

Casino Hotels — 0.0%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*	542,000	535,295

Casino Services — 0.1%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026	1,195,000	1,287,039

Security Description	Principal Amount	Value (Note 2)

Cellular Telecom — 0.3%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	$3,308,000	$3,779,390
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	429,000	439,189

		4,218,579

Chemicals - Diversified — 0.1%
LYB International Finance III LLC Company Guar. Notes 4.20% due 10/15/2049	1,627,000	1,724,409

Chemicals - Specialty — 0.2%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	1,167,000	1,191,224
Huntsman International LLC Senior Notes 4.50% due 05/01/2029	1,629,000	1,794,670
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	363,000	549,259

		3,535,153

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	886,000	797,400

Commercial Services — 0.1%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	721,000	710,185
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	1,025,000	1,021,659

		1,731,844

Commercial Services - Finance — 0.1%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*	1,125,000	1,046,498

Computer Services — 0.4%
IBM Credit LLC Senior Notes 3.00% due 02/06/2023	4,450,000	4,651,384
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022	895,000	915,408

		5,566,792

Computer Software — 0.0%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*#	775,000	742,063

Computers — 0.5%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	1,063,000	1,090,325
Apple, Inc. Senior Notes 2.85% due 05/06/2021	918,000	933,933

16

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	$1,900,000	$2,226,840
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,543,000	2,117,488
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	1,218,000	1,523,811

		7,892,397

Computers - Integrated Systems — 0.1%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	974,000	876,600
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	587,000	637,071

		1,513,671

Consumer Products - Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	975,000	1,016,438
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	506,000	528,770

		1,545,208

Containers - Metal/Glass — 0.1%
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	150,000	152,100
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*#	776,000	814,241
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	1,025,000	1,036,962

		2,003,303

Containers - Paper/Plastic — 0.1%
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	521,000	513,185
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	723,000	775,418

		1,288,603

Cosmetics & Toiletries — 0.1%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*#	1,365,000	1,402,538

Data Processing/Management — 0.1%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	843,000	864,075
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	728,000	871,078

		1,735,153

Security Description	Principal Amount	Value (Note 2)

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 4.00% due 11/15/2029*	$780,000	$808,314

Diagnostic Equipment — 0.0%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*	144,000	142,877

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	1,132,000	1,146,150

Distribution/Wholesale — 0.1%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	775,000	756,594
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025	621,000	664,470
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	882,000	919,114

		2,340,178

Diversified Banking Institutions — 2.6%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	2,497,000	2,560,215
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,670,000	1,823,700
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	1,646,000	1,831,793
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	1,402,000	1,929,249
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	1,950,000	2,141,826
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	1,408,000	1,590,173
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,580,000	1,983,011
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033	1,011,000	1,355,913
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	541,000	737,899
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,613,000	2,627,435
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	3,513,000	3,563,507
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,563,000	1,707,251
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,912,000	2,713,420

17

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	$3,891,000	$4,017,759
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,980,000	2,162,693
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	516,000	589,705
Morgan Stanley Senior Notes 3.63% due 01/20/2027	3,344,000	3,658,148
Morgan Stanley Senior Notes 5.50% due 07/24/2020	2,059,000	2,089,256

		39,082,953

Diversified Financial Services — 0.1%
USAA Capital Corp. Senior Notes 2.63% due 06/01/2021*	1,393,000	1,418,238

Diversified Manufacturing Operations — 0.1%
Carlisle Cos., Inc. Senior Notes 2.75% due 03/01/2030	878,000	875,750
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024	1,135,000	1,229,733

		2,105,483

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	752,000	996,641

E-Commerce/Services — 0.1%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	848,000	787,622

Electric - Distribution — 0.5%
CenterPoint Energy, Inc. Senior Notes 2.95% due 03/01/2030	2,111,000	2,197,620
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	4,232,000	4,498,095
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	875,000	891,187

		7,586,902

Electric - Generation — 0.1%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,203,000	1,478,787
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	880,000	888,800

		2,367,587

Electric - Integrated — 1.6%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	578,000	692,815

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Black Hills Corp. Senior Notes 3.88% due 10/15/2049	$703,000	$788,367
Consolidated Edison Co. of New York, Inc. Senior Notes 4.45% due 06/15/2020	1,434,000	1,445,603
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	1,335,000	1,921,708
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	1,300,000	1,633,864
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	2,264,000	2,755,473
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	756,000	774,716
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	2,485,000	3,099,966
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	3,020,000	4,412,548
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	880,000	977,107
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	1,380,000	1,600,255
PECO Energy Co. 1st Mtg. Bonds 3.00% due 09/15/2049	965,000	1,008,659
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	1,215,000	1,396,088
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	921,000	1,161,108
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	460,000	440,312
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	382,000	384,407

		24,492,996

Electric - Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	627,000	663,407

Electronic Components - Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	286,000	308,880
Intel Corp. Senior Notes 2.45% due 07/29/2020	1,590,000	1,594,549

		1,903,429

Electronic Measurement Instruments — 0.2%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	133,000	148,357

18

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Measurement Instruments (continued)
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	$1,978,000	$2,274,076

		2,422,433

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	797,000	850,534
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,475,000	1,536,721

		2,387,255

Energy - Alternate Sources — 0.2%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	1,892,000	1,927,875
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	697,000	710,940

		2,638,815

Enterprise Software/Service — 0.2%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	747,000	767,318
Oracle Corp. Senior Notes 2.95% due 11/15/2024	1,912,000	2,029,888

		2,797,206

Finance - Auto Loans — 0.1%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	134,000	138,020
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	770,000	808,515

		946,535

Finance - Consumer Loans — 0.6%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,080,000	1,017,004
Navient Corp. Senior Notes 5.00% due 03/15/2027	450,000	435,240
SLM Corp. Senior Notes 5.63% due 08/01/2033	882,000	773,166
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	355,000	362,561
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	900,000	990,000
Synchrony Financial Senior Notes 4.50% due 07/23/2025	4,999,000	5,495,399

		9,073,370

Finance - Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	775,000	760,469
American Express Co. Senior Notes 3.40% due 02/22/2024	1,140,000	1,219,764

Security Description	Principal Amount	Value (Note 2)

Finance - Credit Card (continued)
American Express Co. Senior Notes 4.20% due 11/06/2025	$774,000	$878,443
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025	1,649,000	1,690,739

		4,549,415

Finance - Investment Banker/Broker — 0.1%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	841,000	872,538

Finance - Mortgage Loan/Banker — 0.1%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	1,160,000	1,188,513

Food - Meat Products — 0.2%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	434,000	437,913
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	1,063,000	1,142,110
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	987,000	1,126,949

		2,706,972

Food - Misc./Diversified — 0.4%
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	156,000	197,229
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	1,144,000	1,483,266
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	780,000	764,400
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	993,000	1,035,565
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	783,000	805,527
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	585,000	608,412
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	1,557,000	1,714,192
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	327,000	340,489

		6,949,080

Food - Retail — 0.2%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	520,000	511,576
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	802,000	831,072

19

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Retail (continued)
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	$522,000	$542,515
Kroger Co. Senior Notes 3.88% due 10/15/2046	886,000	942,938

		2,828,101

Food - Wholesale/Distribution — 0.1%
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	1,228,000	1,252,943

Gas - Distribution — 0.3%
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	1,389,000	1,456,899
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	849,000	1,157,495
Washington Gas Light Co. Senior Notes 3.65% due 09/15/2049	1,258,000	1,386,430

		4,000,824

Hazardous Waste Disposal — 0.0%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	572,000	597,568

Hotels/Motels — 0.1%
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	1,039,000	1,098,431

Human Resources — 0.0%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	545,000	558,625

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	436,000	418,211
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025	757,000	782,231
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	748,000	766,180

		1,966,622

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	734,000	745,950
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	875,000	965,623
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	774,000	997,826

		2,709,399

Security Description	Principal Amount	Value (Note 2)

Insurance - Life/Health — 0.2%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	$1,121,000	$1,132,836
Prudential Financial, Inc. Senior Notes 3.70% due 03/13/2051	257,000	273,329
Unum Group Senior Notes 4.50% due 12/15/2049	1,255,000	1,351,959

		2,758,124

Insurance - Mutual — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	708,000	743,541
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	2,024,000	2,028,613

		2,772,154

Insurance - Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	1,170,000	1,216,756
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	845,000	877,220
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	154,000	202,872

		2,296,848

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	800,000	820,000

Internet Content - Entertainment — 0.2%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	1,431,000	1,498,543
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	1,660,000	1,749,308

		3,247,851

Investment Companies — 0.0%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	627,000	646,594

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	1,298,000	1,343,388

Machinery - Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 1.95% due 11/18/2022	861,000	873,159
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	882,000	909,765
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	1,204,000	1,283,009

		3,065,933

20

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Machinery - Electrical — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	$1,601,000	$1,694,954

Machinery - Farming — 0.5%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	1,529,000	1,667,382
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	958,000	964,205
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022	2,407,000	2,490,538
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024	1,576,000	1,697,544
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	698,000	756,637

		7,576,306

Medical Labs & Testing Services — 0.3%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	446,000	464,398
Laboratory Corp. of America Holdings Senior Notes 2.95% due 12/01/2029	302,000	314,757
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	1,473,000	1,562,376
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	698,000	841,280
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	1,805,000	1,827,443

		5,010,254

Medical Products — 0.0%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*	625,000	636,531

Medical - Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040	2,620,000	2,677,101
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	2,065,000	2,099,434

		4,776,535

Medical - Drugs — 0.5%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	1,071,000	1,186,465
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	2,020,000	2,283,865
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024*	1,511,000	1,630,600

Security Description	Principal Amount	Value (Note 2)

Medical - Drugs (continued)
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*	$881,000	$1,145,857
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	1,036,000	1,095,779

		7,342,566

Medical - Generic Drugs — 0.1%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028	1,226,000	1,383,012
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	738,000	779,328

		2,162,340

Medical - HMO — 0.4%
Centene Corp Senior Notes 4.25% due 12/15/2027*	554,000	569,955
Centene Corp. Senior Notes 4.63% due 12/15/2029*	131,000	140,170
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	4,291,000	4,399,833
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	865,000	952,991
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	746,000	826,823

		6,889,772

Medical - Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,012,000	1,157,077
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,075,000	2,293,913

		3,450,990

Medical - Wholesale Drug Distribution — 0.2%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*	496,000	513,425
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043	1,740,000	1,886,571

		2,399,996

Metal - Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	505,000	507,677
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	367,000	347,769
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	367,000	345,053

21

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Metal - Copper (continued)
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029#	$527,000	$529,635

		1,730,134

Metal - Iron — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	699,000	636,090

Multimedia — 0.1%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	1,098,000	1,100,745

Networking Products — 0.3%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	3,927,000	3,952,961

Oil Companies - Exploration & Production — 1.1%
Apache Corp. Senior Notes 5.10% due 09/01/2040	2,752,000	2,800,119
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	835,000	649,213
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	466,000	107,180
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	3,523,000	3,687,611
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	965,000	337,750
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	1,644,000	1,298,760
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,165,000	760,162
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	724,000	892,796
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	906,000	1,136,147
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	1,408,000	1,481,741
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	1,153,000	1,219,145
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	1,413,000	1,671,707
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	541,000	685,308
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	326,000	247,760

		16,975,399

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	$1,792,000	$1,773,712
Chevron Corp. Senior Notes 2.36% due 12/05/2022	1,021,000	1,046,161
Chevron Corp. Senior Notes 2.90% due 03/03/2024	2,962,000	3,107,815

		5,927,688

Oil Field Machinery & Equipment — 0.0%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	1,387,000	457,710

Oil Refining & Marketing — 0.0%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028*	543,000	536,213

Oil - Field Services — 0.2%
Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	155,000	41,075
Calfrac Holdings LP Sec. Notes 10.88% due 03/15/2026*	81,950	73,755
Halliburton Co. Senior Notes 2.92% due 03/01/2030	1,229,000	1,209,595
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	385,000	306,075
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,209,000	265,980
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	1,197,000	1,315,748
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	499,000	240,773
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	304,000	294,150

		3,747,151

Paper & Related Products — 0.4%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	2,242,000	2,791,338
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	1,935,000	2,064,726
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	677,000	692,920

		5,548,984

Petrochemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	897,000	942,562

22

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.3%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	$608,000	$730,655
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	2,764,000	3,251,501

		3,982,156

Pipelines — 1.3%
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	443,000	443,044
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	607,000	589,173
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*	857,000	858,465
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	361,000	346,062
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	617,000	618,350
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	832,000	788,599
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	874,000	871,067
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	1,301,000	1,422,988
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	1,763,000	1,997,227
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045	707,000	797,634
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029	604,000	521,180
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	709,000	607,081
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	168,000	122,144
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	507,000	504,856
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,267,000	1,089,620
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	475,000	400,045
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	925,000	930,781
MPLX LP Senior Notes 5.50% due 02/15/2049	1,823,000	2,070,958

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	$976,000	$1,020,162
Rockies Express Pipeline LLC Senior Notes 3.60% due 05/15/2025*	1,319,000	1,315,374
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	661,000	565,981
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	555,000	516,597
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	1,715,000	2,031,264

		20,428,652

Poultry — 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	820,000	849,766

Protection/Safety — 0.1%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	552,000	571,320
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	653,000	672,394

		1,243,714

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	1,750,000	1,804,163

Real Estate Investment Trusts — 1.1%
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	1,747,000	1,893,461
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,051,000	1,093,040
Duke Realty LP Senior Notes 2.88% due 11/15/2029	391,000	417,057
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	685,000	665,340
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	453,000	455,641
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	480,000	541,814
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	896,000	936,320
iStar, Inc. Senior Notes 5.25% due 09/15/2022	564,000	573,870
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	494,000	468,682

23

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	$764,000	$836,580
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	587,000	612,540
National Retail Properties, Inc. Senior Notes 3.10% due 04/15/2050	2,317,000	2,328,387
Prologis LP Senior Notes 3.00% due 04/15/2050	1,148,000	1,170,980
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	1,206,000	1,341,235
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 3.90% due 10/15/2029	1,218,000	1,291,933
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	841,000	909,466
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	870,000	887,400
VICI Properties L.P. Company Guar. Notes 4.25% due 12/01/2026*	185,000	186,869
VICI Properties L.P. Company Guar. Notes 4.63% due 12/01/2029*	278,000	287,035
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	455,000	451,587

		17,349,237

Real Estate Operations & Development — 0.1%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,200,000	1,219,524

Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,145,000	885,852

Retail - Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	301,000	297,238

Retail - Building Products — 0.1%
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	904,000	1,017,582

Retail - Discount — 0.2%
Walmart, Inc. Senior Notes 2.55% due 04/11/2023	1,971,000	2,041,393
Walmart, Inc. Senior Notes 3.05% due 07/08/2026	1,712,000	1,857,513

		3,898,906

Security Description	Principal Amount	Value (Note 2)

Retail - Mail Order — 0.2%
QVC, Inc. Senior Sec. Notes 4.75% due 02/15/2027	$3,202,000	$3,158,395

Retail - Petroleum Products — 0.0%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	545,000	571,596

Retail - Regional Department Stores — 0.1%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	1,592,000	1,704,049

Retail - Restaurants — 0.3%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,012,000	1,055,516
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	2,169,000	2,360,894
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	1,199,000	1,457,463

		4,873,873

Satellite Telecom — 0.1%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,024,000	1,126,502

Savings & Loans/Thrifts — 0.3%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	1,706,000	1,869,238
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	2,652,000	2,832,715

		4,701,953

Steel - Producers — 0.1%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	720,000	743,400
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	1,279,000	1,347,251

		2,090,651

Telecom Equipment - Fiber Optics — 0.2%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	2,434,000	2,716,050

Telecom Services — 0.0%
Front Range BidCo., Inc. Senior Notes 6.13% due 03/01/2028*	547,000	540,272

Telephone - Integrated — 1.2%
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,784,000	5,571,599
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	635,000	727,961

24

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	$1,313,000	$1,553,238
AT&T, Inc. Senior Notes 4.85% due 07/15/2045	853,000	995,556
AT&T, Inc. Senior Notes 4.90% due 08/15/2037	2,031,000	2,426,140
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	1,550,000	1,732,125
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*	666,000	679,320
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	648,000	778,327
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	386,000	471,539
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	2,074,000	2,770,592

		17,706,397

Television — 0.4%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	460,000	522,100
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,110,000	1,287,600
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	3,532,000	3,793,008

		5,602,708

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026	1,072,000	1,171,910

Transport - Air Freight — 0.1%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	881,000	873,291

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 4.35% due 02/15/2024	1,810,000	1,967,724

Transport - Marine — 0.1%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	876,000	966,654

Transport - Rail — 0.2%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	942,000	979,067
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	590,000	769,229

Security Description	Principal Amount	Value (Note 2)

Transport - Rail (continued)
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049	$1,183,000	$1,420,798

		3,169,094

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	833,000	927,023

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*	248,000	263,899
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	1,477,000	1,619,759
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*	849,000	942,825

		2,826,483

Total U.S. Corporate Bonds & Notes
(cost $458,222,571)		481,352,982

FOREIGN CORPORATE BONDS & NOTES — 8.2%
Agricultural Chemicals — 0.1%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	540,000	525,420
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	878,000	895,560

		1,420,980

Auto/Truck Parts & Equipment - Original — 0.0%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*	356,000	389,820

Banks - Commercial — 1.1%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*	1,028,000	1,050,931
Bank of Montreal Senior Notes 2.05% due 11/01/2022	3,329,000	3,378,915
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025	2,109,000	2,146,022
Credit Suisse AG Senior Notes 2.10% due 11/12/2021	1,905,000	1,923,369
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	968,000	1,017,354
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,302,000	1,385,108
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*	1,274,000	1,307,314
ING Groep NV Senior Notes 4.63% due 01/06/2026*	563,000	646,846

25

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	$844,000	$923,073
National Bank of Canada Senior Notes 2.15% due 10/07/2022*	1,709,000	1,732,913
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*	1,042,000	1,146,170

		16,658,015

Banks - Special Purpose — 0.2%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021	2,680,000	2,692,057

Building - Residential/Commercial — 0.0%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	696,000	725,580

Cable/Satellite TV — 0.1%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	1,298,000	1,258,930
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	200,000	207,500

		1,466,430

Cellular Telecom — 0.4%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	215,000	234,303
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	1,067,000	1,125,685
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	1,434,000	1,503,836
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	590,000	624,429
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	664,000	796,293
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	761,000	959,368
Ypso Finance Bis SA Company Guar. Notes 6.00% due 02/15/2028*	1,175,000	1,128,352

		6,372,266

Chemicals - Diversified — 0.2%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	971,000	951,580
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*	1,619,000	1,586,134

		2,537,714

Chemicals - Specialty — 0.1%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*	723,000	777,074

Security Description	Principal Amount	Value (Note 2)

Computer Software — 0.0%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	$454,000	$456,225

Computers - Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	760,000	803,585

Containers - Metal/Glass — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	825,000	838,448
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	825,000	872,784

		1,711,232

Containers - Paper/Plastic — 0.2%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.13% due 01/15/2026*	111,000	114,885
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	838,000	883,042
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*	1,620,000	1,833,111

		2,831,038

Diagnostic Equipment — 0.1%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	1,384,000	1,503,574

Diversified Banking Institutions — 1.5%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	1,400,000	1,452,063
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	2,541,000	2,607,788
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*	2,297,000	2,524,930
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	782,000	796,720
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021	1,883,000	1,915,166
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	1,883,000	1,903,440
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025	2,833,000	2,905,089
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	1,716,000	1,800,876
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	1,682,000	1,748,944
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	531,000	570,004

26

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	$622,000	$668,490
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	816,000	848,333
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	269,000	299,869
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	1,439,000	1,512,849
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	1,048,000	1,125,794
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*	895,000	1,039,929

		23,720,284

Diversified Financial Services — 0.3%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	815,000	884,275
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,815,000	3,218,045

		4,102,320

Diversified Manufacturing Operations — 0.2%
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*	2,611,000	2,824,976

Diversified Minerals — 0.2%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	1,175,000	1,136,812
Teck Resources, Ltd. Senior Notes 6.13% due 10/01/2035	1,173,000	1,395,211

		2,532,023

Electric - Generation — 0.1%
Electricite de France SA Senior Notes 5.00% due 09/21/2048*	999,000	1,298,678

Electric - Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*	1,216,000	1,465,867
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*	936,000	941,990

		2,407,857

Finance - Consumer Loans — 0.1%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	788,000	811,640

Finance - Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 3.10% due 01/16/2030	1,267,000	1,317,342

Security Description	Principal Amount	Value (Note 2)

Finance - Leasing Companies — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	$850,000	$911,047
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	405,000	441,411

		1,352,458

Food - Baking — 0.0%
Grupo Bimbo SAB de CV Company Guar. Notes 4.00% due 09/06/2049*	638,000	657,414

Food - Meat Products — 0.1%
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.75% due 06/15/2025*	347,000	355,241
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*	893,000	908,646

		1,263,887

Insurance - Life/Health — 0.1%
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	1,378,000	1,482,246

Insurance - Property/Casualty — 0.2%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029	2,316,000	2,621,178

Machinery - Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	777,000	827,807

Medical - Drugs — 0.4%
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	760,000	751,450
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	890,000	907,533
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*	227,000	228,135
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	700,000	539,000
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021	1,642,000	1,680,381
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	2,687,000	2,885,874

		6,992,373

Metal - Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	823,000	790,080

Metal - Iron — 0.1%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	824,000	877,560

27

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Motion Pictures & Services — 0.0%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	$615,000	$613,463

Non - Hazardous Waste Disposal — 0.1%
Waste Connections, Inc. Senior Notes 2.60% due 02/01/2030	1,233,000	1,265,242

Oil Companies - Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027	1,265,000	1,344,237
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	865,000	852,025
MEG Energy Corp. Senior Notes 7.13% due 02/01/2027*	775,000	731,034

		2,927,296

Oil Companies - Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	3,697,000	4,019,907
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	267,000	286,360
Petro-Canada Senior Notes 5.95% due 05/15/2035	593,000	818,585
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*	358,000	372,936
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	567,000	618,381

		6,116,169

Paper & Related Products — 0.0%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*	679,000	692,580

Retail - Petroleum Products — 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	955,000	933,513

Satellite Telecom — 0.1%
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	428,000	437,630
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,045,000	1,081,575

		1,519,205

Security Services — 0.0%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	709,000	749,768

SupraNational Banks — 0.4%
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025	2,358,000	2,414,360

Security Description	Principal Amount	Value (Note 2)

SupraNational Banks (continued)
European Investment Bank Senior Notes 1.63% due 08/14/2020	$1,933,000	$1,936,235
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	1,315,000	1,467,325

		5,817,920

Telephone - Integrated — 0.3%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	1,914,000	2,024,161
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038	986,000	1,271,940
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	1,785,000	2,068,761

		5,364,862

Transport - Rail — 0.1%
Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021	836,000	855,733
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	492,000	797,184

		1,652,917

Total Foreign Corporate Bonds & Notes
(cost $118,023,255)		123,878,648

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.2%
Republic of Italy Senior Notes 4.00% due 10/17/2049	729,000	746,380
United Mexican States Senior Notes 4.50% due 04/22/2029	1,303,000	1,473,042
United Mexican States Senior Bonds 4.75% due 03/08/2044	864,000	1,000,080

		3,219,502

Sovereign Agency — 0.2%
Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*	2,296,000	2,300,487

Total Foreign Government Obligations
(cost $5,153,682)		5,519,989

U.S. GOVERNMENT AGENCIES — 38.3%
Federal Home Loan Mtg. Corp. — 9.7%
2.50% due 01/01/2028	499,819	519,772
2.50% due 04/01/2028	1,007,784	1,048,018
2.50% due 03/01/2031	641,800	662,189
2.50% due 10/01/2032	3,524,287	3,636,432
3.00% due 08/01/2027	213,881	221,788
3.00% due 10/01/2042	1,186,132	1,259,976
3.00% due 11/01/2042	999,655	1,046,424
3.00% due 02/01/2043	1,358,255	1,409,432
3.00% due 04/01/2043	1,471,190	1,555,484
3.00% due 05/01/2043	513,016	544,962
3.00% due 08/01/2043	5,045,496	5,286,564
3.00% due 10/01/2045	5,236,431	5,480,588

28

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 08/01/2049	$4,232,554	$4,362,488
3.00% due 01/01/2050	16,482,790	16,998,655
3.50% due 01/01/2032	3,709,299	3,901,139
3.50% due 03/01/2042	3,400,415	3,620,004
3.50% due 04/01/2042	1,409,413	1,502,785
3.50% due 08/01/2042	1,144,575	1,234,946
3.50% due 09/01/2043	992,578	1,070,940
3.50% due 03/01/2045	987,151	1,044,591
3.50% due 07/01/2045	6,388,316	6,797,471
3.50% due 08/01/2045	1,885,340	2,014,107
3.50% due 11/01/2045	3,515,796	3,722,013
3.50% due 01/01/2046	2,227,506	2,358,223
3.50% due 03/01/2046	2,092,002	2,213,369
3.50% due 11/01/2047	10,811,722	11,392,455
3.50% due 03/01/2048	8,670,112	9,239,377
3.50% due 08/01/2049	10,905,919	11,323,610
4.00% due 03/01/2023	6,063	6,365
4.00% due 09/01/2040	1,065,978	1,156,570
4.00% due 07/01/2044	79,057	85,588
4.00% due 10/01/2045	2,639,394	2,844,635
4.00% due 01/01/2046	575,285	625,069
4.00% due 12/01/2048	8,828,946	9,314,484
4.00% due 07/01/2049	6,194,567	6,647,224
4.50% due 12/01/2039	412,246	454,073
4.50% due 07/01/2044	1,243,761	1,370,369
4.50% due 05/01/2048	4,864,635	5,223,664
5.00% due 10/01/2033	816	912
5.00% due 07/01/2040	503,158	565,679
5.00% due 11/01/2043	2,428,835	2,746,313
5.50% due 11/01/2032	5,401	6,058
5.50% due 07/01/2034	22,815	25,998
5.50% due 02/01/2035	34,023	37,013
5.50% due 07/01/2035	831	954
5.50% due 01/01/2036	141,280	162,387
5.50% due 05/01/2037	24,099	27,692
6.00% due 07/01/2035	73,985	82,253
6.00% due 03/01/2040	121,937	143,474
6.50% due 02/01/2036	10,201	11,925
6.50% due 09/01/2036	163	182
6.50% due 05/01/2037	30,382	35,654
Federal Home Loan Mtg. Corp. FRS
3.36% (6 ML+1.49%) due 02/01/2037	90,423	93,669
4.64% (12 ML+1.88%) due 11/01/2037	906,749	959,544
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(2)	3,178,188	3,295,092
Series 4800, Class KG 3.50% due 11/15/2045(2)	4,000,000	4,156,216
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.14% (6.80%-1 ML) due 09/15/2039(2)(5)(6)	626,059	96,614
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2017-HQA1, Class M1 2.86% (1 ML+1.20%) due 08/25/2029(2)	154,610	154,683
Series 2015-DNA1, Class M2 3.51% (1 ML+1.85%) due 10/25/2027(2)	396,221	398,654
Series 2014-DN1, Class M2 3.86% (1 ML+2.20%) due 02/25/2024(2)	666,829	673,921

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Series 2014-HQ2, Class M2 3.86% (1 ML+2.20%) due 09/25/2024(2)	$1,538,003	$1,556,378
Series 2015-HQA1, Class M2 4.31% (1 ML+2.65%) due 03/25/2028(2)	4,760	4,764
Series 2016-HQA1, Class M2 4.41% (1 ML+2.75%) due 09/25/2028(2)	48,611	48,658
Series 2015-HQA2, Class M2 4.46% (1 ML+2.80%) due 05/25/2028(2)	143,281	143,895

		148,624,425

Federal National Mtg. Assoc. — 24.6%
2.50% due 02/01/2028	1,013,005	1,053,001
2.50% due 04/01/2028	273,893	284,733
2.50% due 08/01/2031	13,250,802	13,666,785
2.50% due 01/01/2032	2,030,596	2,094,399
3.00% due 10/01/2027	121,885	126,447
3.00% due 01/01/2028	1,204,764	1,250,038
3.00% due 10/01/2030	2,055,084	2,133,919
3.00% due 10/01/2032	6,382,801	6,655,866
3.00% due 02/01/2033	10,517,711	10,935,809
3.00% due 07/01/2034	1,866,043	1,932,608
3.00% due 11/01/2039	4,410,400	4,581,303
3.00% due 03/01/2042	2,427,468	2,539,850
3.00% due 12/01/2042	2,084,300	2,192,371
3.00% due 02/01/2043	4,939,887	5,168,663
3.00% due 05/01/2043	2,618,617	2,739,886
3.00% due 05/01/2046	3,127,948	3,272,062
3.00% due 08/01/2046	6,306,211	6,621,413
3.00% due 09/01/2046	1,448,875	1,513,842
3.00% due 04/01/2047	3,306,881	3,451,777
3.00% due 04/01/2048	15,517,026	16,094,524
3.00% due 09/01/2048	6,827,082	7,126,945
3.50% due 08/01/2026	704,254	737,905
3.50% due 09/01/2026	705,018	742,688
3.50% due 08/01/2027	97,080	101,698
3.50% due 10/01/2028	1,646,889	1,733,813
3.50% due 03/01/2033	1,390,319	1,460,555
3.50% due 12/01/2041	380,417	410,262
3.50% due 03/01/2042	499,175	531,154
3.50% due 08/01/2042	3,464,525	3,709,273
3.50% due 09/01/2042	410,356	436,649
3.50% due 02/01/2043	2,285,782	2,499,923
3.50% due 07/01/2045	1,374,534	1,453,943
3.50% due 08/01/2045	1,883,595	2,007,159
3.50% due 09/01/2045	415,712	439,728
3.50% due 10/01/2045	2,646,008	2,842,007
3.50% due 11/01/2045	5,433,886	5,750,107
3.50% due 12/01/2045	10,268,857	10,861,573
3.50% due 02/01/2046	1,698,096	1,796,121
3.50% due 03/01/2046	7,999,134	8,436,286
3.50% due 07/01/2046	5,150,267	5,499,568
3.50% due 01/01/2047	4,695,252	4,948,650
3.50% due 12/01/2047	13,459,825	14,256,722
3.50% due 04/01/2048	9,662,848	10,289,057
3.50% due 04/01/2049	6,203,289	6,455,739
3.50% due 05/01/2049	5,023,452	5,222,087
3.50% due 08/01/2049	14,722,510	15,285,272
4.00% due 11/01/2025	48,063	50,459
4.00% due 03/01/2039	4,292,340	4,530,116
4.00% due 09/01/2040	90,301	98,084
4.00% due 10/01/2040	170,042	184,696

29

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 12/01/2040	$1,382,261	$1,501,418
4.00% due 10/01/2041	970,427	1,054,082
4.00% due 11/01/2041	984,041	1,068,433
4.00% due 01/01/2043	1,787,678	1,945,767
4.00% due 02/01/2045	3,021,744	3,292,052
4.00% due 02/01/2046	2,122,917	2,282,167
4.00% due 06/01/2046	579,843	622,034
4.00% due 01/01/2047	3,472,263	3,710,481
4.00% due 05/01/2047	3,564,749	3,804,528
4.00% due 06/01/2047	4,459,280	4,841,659
4.00% due 07/01/2047	9,285,077	9,907,987
4.00% due 08/01/2047	5,300,806	5,660,998
4.00% due 06/01/2048	10,838,728	11,689,047
4.00% due 09/01/2048	9,311,352	9,876,265
4.00% due 12/01/2048	3,920,950	4,133,645
4.00% due 01/01/2049	11,203,357	11,823,913
4.00% due 03/01/2049	6,059,544	6,388,869
4.50% due 10/01/2024	228,357	239,613
4.50% due 03/01/2025	329,897	348,419
4.50% due 02/01/2040	944,400	1,060,366
4.50% due 05/01/2040	279,457	313,099
4.50% due 08/01/2045	6,575,790	7,410,507
4.50% due 06/01/2048	9,510,509	10,198,007
4.50% due 10/01/2048	8,382,140	8,985,410
4.50% due 11/01/2048	8,032,146	8,596,258
4.50% due 12/01/2048	15,761,882	16,819,999
5.00% due 06/01/2022	17,100	18,085
5.00% due 10/01/2024	112,633	119,115
5.00% due 09/01/2033	438,461	491,488
5.00% due 04/01/2040	278,153	301,136
5.00% due 05/01/2040	528,449	589,240
5.00% due 06/01/2040	2,083,533	2,342,008
5.00% due 07/01/2040	233,829	257,984
5.00% due 02/01/2045	1,298,766	1,456,238
5.50% due 12/01/2029	107,227	116,931
5.50% due 12/01/2033	22,398	25,612
5.50% due 07/01/2037	24,399	28,034
5.50% due 08/01/2037	1,182,999	1,362,025
5.50% due 06/01/2038	124,223	143,194
5.50% due 09/01/2039	409,661	471,581
6.00% due 08/01/2034	19,436	22,691
6.00% due 11/01/2035	15,508	17,200
6.00% due 06/01/2036	41,996	49,021
6.00% due 12/01/2036	75,658	88,867
6.00% due 07/01/2038	370,449	434,981
6.00% due 09/01/2038	198,613	232,930
6.00% due 11/01/2038	117,139	137,449
Federal National Mtg. Assoc. FRS
3.69% (6 ML+1.54%) due 09/01/2035	812,922	843,024
3.79% (12 ML+1.77%) due 05/01/2040	825,229	872,612
3.79% (12 ML+1.83%) due 10/01/2040	389,335	405,729
4.04% (12 ML+1.57%) due 05/01/2037	170,626	178,634
4.07% (12 ML+1.82%) due 10/01/2040	178,903	189,071
4.34% (12 ML+1.67%) due 07/01/2039	634,223	664,737
4.38% (1 Yr USTYCR+2.22%) due 10/01/2035	659,226	695,812
4.51% (12 ML+1.91%) due 08/01/2035	545,533	576,760
4.68% (1 Yr USTYCR+2.26%) due 11/01/2036	276,115	292,155

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	$4,147,542	$4,427,575
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	3,668,299	3,889,461
Series 2018-35, Class CD 3.00% due 05/25/2048(2)	5,920,916	6,262,221

		373,786,159

Government National Mtg. Assoc. — 4.0%
3.00% due 02/20/2045	4,735,174	4,982,975
3.00% due 05/20/2045	1,171,379	1,228,074
3.00% due 07/20/2045	298,036	312,282
3.00% due 11/20/2045	2,545,749	2,657,373
3.00% due 12/20/2045	2,022,586	2,111,231
3.00% due 01/20/2046	4,792,043	5,007,991
3.00% due 05/20/2046	12,741,052	13,311,434
3.00% due 09/20/2047	9,360,106	9,733,556
3.50% due 03/20/2045	976,313	1,028,784
3.50% due 07/20/2045	484,147	510,170
3.50% due 03/20/2047	3,151,009	3,301,845
4.00% due 03/20/2044	622,297	667,375
4.00% due 07/20/2045	1,723,511	1,848,367
4.00% due 05/20/2048	5,542,423	5,850,738
4.50% due 05/15/2039	499,315	560,229
4.50% due 04/20/2047	3,761,065	4,033,040
5.00% due 05/15/2034	142,703	160,051
5.00% due 01/15/2040	506,115	569,561
5.50% due 12/15/2039	631,409	717,548
6.00% due 10/15/2039	320,156	355,379
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	1,700,000	1,744,135

		60,692,138

Total U.S. Government Agencies
(cost $564,574,393)		583,102,722

U.S. GOVERNMENT TREASURIES — 12.4%
United States Treasury Bonds — 6.0%
2.25% due 08/15/2049	5,260,000	5,971,744
2.38% due 11/15/2049	27,010,000	31,493,027
2.50% due 02/15/2045	1,189,000	1,387,089
2.50% due 05/15/2046	1,426,000	1,672,263
2.75% due 08/15/2047#	1,300,000	1,606,465
3.00% due 05/15/2045	595,000	756,696
3.00% due 05/15/2047	13,750,000	17,730,518
3.13% due 11/15/2041	815,000	1,046,161
3.13% due 02/15/2042	1,908,000	2,452,749
3.38% due 11/15/2048	14,400,000	20,043,000
3.63% due 08/15/2043	476,000	660,785
3.75% due 08/15/2041	37,000	51,718
3.88% due 08/15/2040	140,000	198,007
4.25% due 11/15/2040	713,000	1,057,719
4.38% due 05/15/2040	2,990,000	4,491,307
4.38% due 05/15/2041	452,000	683,403
4.63% due 02/15/2040	68,000	105,025
5.25% due 11/15/2028	375,000	504,726

		91,912,402

United States Treasury Notes — 6.4%
1.38% due 01/31/2025#	1,254,000	1,281,529
1.50% due 11/30/2021	8,000,000	8,079,375
1.50% due 11/30/2024	11,800,000	12,120,352
1.50% due 01/31/2027	829,000	854,421
1.50% due 02/15/2030	4,571,700	4,731,174

30

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.63% due 12/15/2022	$11,200,000	$11,429,687
1.63% due 11/30/2026	14,000,000	14,538,672
1.63% due 08/15/2029	9,200,000	9,612,203
1.75% due 12/31/2024	465,000	483,200
1.75% due 11/15/2029	22,300,000	23,561,344
2.63% due 12/31/2025	2,419,000	2,643,324
2.88% due 11/30/2025	3,732,000	4,126,338
2.88% due 08/15/2028	3,000,000	3,432,422

		96,894,041

Total U.S. Government Treasuries
(cost $168,280,639)		188,806,443

COMMON STOCKS — 0.0%
Television — 0.0%
ION Media Networks, Inc.†(4)(8) (cost $1)	79	62,686

PREFERRED SECURITIES — 0.0%
Electric - Distribution — 0.0%
Entergy Louisiana LLC 4.70%	22,600	568,842

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%†	5,600	59,080

Total Preferred Securities
(cost $651,353)		627,922

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Banks - Money Center — 0.1%
BBVA Bancomer SA 5.13% due 01/18/2033*	$1,302,000	1,357,335

Banks - Super Regional — 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086	361,000	471,132

Diversified Banking Institutions — 0.2%
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(7)	1,494,000	1,597,646
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(7)	425,000	484,500
Societe Generale SA 7.88% due 12/18/2023*(7)	793,000	873,791

		2,955,937

Electric - Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	664,000	694,942

Electric - Integrated — 0.0%
Dominion Resources, Inc. 5.75% due 10/01/2054	569,000	612,791

Food - Dairy Products — 0.1%
Land O’ Lakes, Inc. 7.00% due 09/18/2028*(7)	250,000	230,312
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	603,000	675,360

		905,672

Insurance - Life/Health — 0.2%
Prudential Financial, Inc. 5.63% due 06/15/2043	732,000	770,247

Security Description	Principal Amount	Value (Note 2)

Insurance - Life/Health (continued)
Prudential Financial, Inc. 5.70% due 09/15/2048	$1,557,000	$1,760,578

		2,530,825

Insurance - Multi-line — 0.1%
Voya Financial, Inc. 4.70% due 01/23/2048	943,000	943,538

Pipelines — 0.1%
EnLink Midstream Partners LP 6.00% due 12/15/2022(7)	750,000	495,000
Enterprise Products Operating LLC 5.25% due 08/16/2077	588,000	596,820

		1,091,820

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	2,038,000	2,053,711

Total Preferred Securities/Capital Securities
(cost $12,934,595)		13,617,703

ESCROWS AND LITIGATION TRUSTS — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(4)	5,022	31
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(4)	179,000	18
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(4)	230,000	23
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)	148,000	15

Total Escrows And Litigation Trusts
(cost $5,022)		87

Total Long-Term Investment Securities
(cost $1,391,535,580)		1,463,464,765

SHORT-TERM INVESTMENT SECURITIES — 3.9%
Registered Investment Companies — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(9)	47,326,104	47,326,104
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(9)(11)	6,236,658	6,236,658

		53,562,762

U.S. Government Treasuries — 0.4%
United States Treasury Bills 1.50% due 12/03/2020	3,000,000	2,976,569
1.53% due 06/18/2020	3,000,000	2,988,817

		5,965,386

Total Short-Term Investment Securities
(cost $59,514,482)		59,528,148

TOTAL INVESTMENTS
(cost $1,451,050,062)	100.2%	1,522,992,913
Liabilities in excess of other assets	(0.2)	(2,328,966)

NET ASSETS	100.0%	$1,520,663,947

31

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $218,428,168 representing 14.4% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 2).
(5)	Interest Only
(6)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 29, 2020.
(7)	Perpetual maturity — maturity date reflects the next call date.
(8)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ION Media Networks, Inc.	03/05/2014	79	$1	$62,686	$793.50	0.00%

(9)	The rate shown is the 7-day yield as of February 29, 2020.
(10)	See Note 5 for cost of investments on a tax basis.
(11)

At February 29, 2020, the Fund had loaned securities with a total value of $7,678,425. This was secured by collateral of $6,236,658, which was received in cash and subsequently invested in short-term investments currently valued at $6,236,658 as reported in the Portfolio of Investments. Additional collateral of $1,603,560 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	zero coupon to 21.62%	02/25/2023 to 10/15/2058	$518,099
Federal National Mtg. Assoc.	0.73% to 27.69%	01/25/2021 to 05/25/2059	671,312
Government National Mtg. Assoc.	1.92% to 29.66%	06/20/2033 to 06/16/2061	414,149

REMIC—Real Estate Mortgage Investment Conduit

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 29, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

3 ML—3 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$66,495,583	$—	$66,495,583
U.S. Corporate Bonds & Notes:
Airlines	—	438,167	3,021	441,188
Other Industries	—	480,911,794	—	480,911,794
Foreign Corporate Bonds & Notes	—	123,878,648	—	123,878,648
Foreign Government Obligations	—	5,519,989	—	5,519,989
U.S. Government Agencies	—	583,102,722	—	583,102,722
U.S. Government Treasuries	—	188,806,443	—	188,806,443
Common Stocks	—	—	62,686	62,686
Preferred Securities	627,922	—	—	627,922
Preferred Securities/Capital Securities	—	13,617,703	—	13,617,703
Escrows and Litigation Trusts	—	—	87	87
Short-Term Investment Securities:
Registered Investment Companies	53,562,762	—	—	53,562,762
U.S. Government Treasuries	—	5,965,386	—	5,965,386

Total Investments at Value	$54,190,684	$1,468,736,435	$65,794	$1,522,992,913

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

32

VALIC Company II Government Money Market II Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited)

Industry Allocation*

U.S. Government Agencies	66.9%
U.S. Government Treasuries	29.6
Repurchase Agreements	0.1

96.6%

Credit Quality@#

A-1+	100.0%

*	Calculated as a percentage of net assets
@	Source: Standard & Poor’s
#	Calculated as percentage of total debt issues

Weighted Average days to Maturity - 13.6 days

33

VALIC Company II Government Money Market II Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 96.5%
U.S. Government Agencies — 66.9%
Federal Farm Credit Bank FRS 1.65% (FEDL + 0.07%) due 04/03/2020	$2,000,000	$1,999,990
Federal Home Loan Bank 1.34% due 03/02/2020	15,500,000	15,499,432
1.55% due 03/02/2020	2,500,000	2,499,894
1.55% due 03/04/2020	2,000,000	1,999,745
1.55% due 03/09/2020	2,500,000	2,499,150
1.56% due 03/13/2020	3,000,000	2,998,465
1.56% due 03/16/2020	3,000,000	2,998,081
1.57% due 03/18/2020	3,000,000	2,997,804
1.57% due 04/08/2020	2,000,000	1,996,749
1.58% due 03/31/2020	3,000,000	2,996,100
1.59% due 04/08/2020	3,000,000	2,995,060
1.59% due 04/15/2020	3,000,000	2,994,131
Federal Home Loan Bank FRS 1.60% (SOFR + 0.02%) due 05/22/2020	3,000,000	3,000,000
1.66% (SOFR + 0.08%) due 05/11/2020	3,000,000	3,000,000
1.71% (SOFR + 0.13%) due 10/16/2020	3,000,000	3,000,000
Federal Home Loan Mtg. Corp. FRS 1.58% (SOFR + 0.00%) due 04/13/2020	3,000,000	3,000,000
1.59% (SOFR + 0.01%) due 05/20/2020	3,000,000	3,000,000
1.59% (SOFR + 0.01%) due 06/10/2020	2,000,000	2,000,000
1.59% (SOFR + 0.01%) due 08/07/2020	3,000,000	3,000,000
1.59% (SOFR + 0.01%) due 07/22/2020	3,000,000	3,000,000
1.59% (SOFR + 0.01%) due 08/05/2020	3,000,000	3,000,000
1.59% (SOFR + 0.01%) due 08/25/2020	2,000,000	2,000,000
1.60% (SOFR + 0.02%) due 06/05/2020	2,000,000	2,000,000
1.61% (SOFR + 0.03%) due 06/02/2020	2,000,000	2,000,000
1.61% (SOFR + 0.03%) due 06/17/2020	3,000,000	3,000,000
1.61% (SOFR + 0.03%) due 02/24/2021	2,000,000	2,000,000
1.62% (SOFR + 0.04%) due 04/03/2020	2,000,000	2,000,000

Total U.S. Government Agencies
(amortized cost $83,474,601)		83,474,601

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 29.6%
United States Treasury Bills 1.38% due 03/31/2020	$2,500,000	$2,498,463
1.38% due 03/31/2020	2,500,000	2,497,139
1.51% due 03/03/2020	2,500,000	2,499,791
1.51% due 03/10/2020	2,500,000	2,499,055
1.52% due 03/12/2020	2,000,000	1,999,072
1.53% due 03/24/2020	3,000,000	2,997,077
1.53% due 04/16/2020	3,000,000	2,994,169
1.55% due 03/12/2020	1,000,000	999,527
1.55% due 03/17/2020	2,000,000	1,998,627
1.55% due 04/21/2020	2,000,000	1,995,608
1.56% due 03/31/2020	3,000,000	2,996,119
1.57% due 03/12/2020	1,000,000	999,521
1.57% due 03/17/2020	3,000,000	2,997,903
1.57% due 03/24/2020	2,000,000	1,998,000
United States Treasury Notes 1.13% due 03/31/2020	2,500,000	2,499,195
1.13% due 04/30/2020	2,500,000	2,498,354

Total U.S. Government Treasuries
(amortized cost $36,967,620)		36,967,620

Total Short-Term Investment Securities — 96.5%
(amortized cost $120,442,221)		120,442,221

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020 to be repurchased 03/02/2020 in the amount of $117,002 and collateralized by $120,000 of United States Treasury Notes, bearing interest at 2.75% due 08/15/2021 and having an approximate value of $122,825. (cost $117,000)	117,000	117,000

TOTAL INVESTMENTS
(amortized cost $120,559,221)(1)	96.6%	120,559,221
Other assets less liabilities	3.4	4,234,803

NET ASSETS	100.0%	$124,794,024

(1)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at February 29, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

FEDL—US Federal Funds Effective Rate

SOFR—Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Short-Term Investment Securities	$—	$120,559,221	$—	$120,559,221

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

34

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited)

Industry Allocation*

Cable/Satellite TV	6.8%
Oil Companies — Exploration & Production	5.3
Medical — Hospitals	4.9
Pipelines	4.2
Cellular Telecom	3.7
Medical — Drugs	3.4
Food — Misc./Diversified	2.8
Registered Investment Companies	2.6
Containers — Metal/Glass	2.5
Insurance — Multi — line	2.4
Retail — Restaurants	2.3
Telephone — Integrated	2.3
Containers — Paper/Plastic	2.3
Casino Hotels	2.3
Finance — Consumer Loans	2.1
Real Estate Investment Trusts	2.1
Gambling (Non — Hotel)	2.1
Building — Residential/Commercial	1.9
Electronic Components — Semiconductors	1.8
Rental Auto/Equipment	1.8
Television	1.7
Aerospace/Defense — Equipment	1.5
Computer Services	1.5
Auto/Truck Parts & Equipment — Original	1.5
Metal — Aluminum	1.4
Office Automation & Equipment	1.4
Enterprise Software/Service	1.4
Aerospace/Defense	1.4
Hazardous Waste Disposal	1.4
Applications Software	1.3
Broadcast Services/Program	1.2
Diagnostic Equipment	1.2
Repurchase Agreements	1.1
Data Processing/Management	1.0
Protection/Safety	1.0
Medical Information Systems	0.9
Music	0.9
Diversified Banking Institutions	0.9
Racetracks	0.9
Toys	0.8
Hotels/Motels	0.8
Chemicals — Specialty	0.8
Retail — Propane Distribution	0.7
Commercial Services	0.7
Decision Support Software	0.7
Gas — Distribution	0.7
Semiconductor Equipment	0.7
Distribution/Wholesale	0.7
Banks — Commercial	0.7
Oil & Gas Drilling	0.6
Transport — Equipment & Leasing	0.6
Finance — Auto Loans	0.6
Building — Heavy Construction	0.6
Agricultural Chemicals	0.6
Computers — Memory Devices	0.6
Oil Refining & Marketing	0.5
Insurance — Property/Casualty	0.5
Casino Services	0.5
Medical Labs & Testing Services	0.5
Building & Construction Products — Misc.	0.5
Telecom Services	0.4
Retail — Automobile	0.4
Medical Products	0.4
Medical-HMO	0.4
Electric — Distribution	0.4
Building Products — Wood	0.3
Insurance Brokers	0.3
Funeral Services & Related Items	0.3
Finance-Credit Card	0.3

Electronic Components — Misc.	0.3
Computer Software	0.2
Independent Power Producers	0.2
Medical Instruments	0.2
Retail — Leisure Products	0.1
Advertising Services	0.1
Cosmetics & Toiletries	0.1
Steel Pipe & Tube	0.1

101.1%

Credit Quality†#

Baa	2.7%
Ba	33.6
B	44.4
Caa	14.4
Ca	0.5
C	0.1
Not Rated@	4.3

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

35

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited)

Security Description	Principal Amount(11)	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 1.5%
Casino Hotels — 0.2%
Caesars Entertainment Corp. Senior Notes 5.00% due 10/01/2024	$660,000	$1,193,131

Computer Software — 0.2%
Splunk, Inc. Senior Notes 1.13% due 09/15/2025	1,130,000	1,378,860

Computers - Memory Devices — 0.4%
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024	2,015,000	1,972,685

Electronic Components - Semiconductors — 0.2%
Microchip Technology, Inc. Junior Sub. Notes 2.25% due 02/15/2037	1,000,000	1,291,607

Enterprise Software/Service — 0.3%
Workday, Inc. Senior Notes 0.25% due 10/01/2022	1,100,000	1,447,912

Medical Instruments — 0.2%
Integra LifeSciences Holdings Corp. Senior Notes 0.50% due 08/15/2025*	1,012,000	990,956

Total Convertible Bonds & Notes
(cost $8,793,898)		8,275,151

U.S. CORPORATE BONDS & NOTES — 73.8%
Advertising Services — 0.1%
Lamar Media Corp. Company Guar. Notes 3.75% due 02/15/2028*	760,000	762,128

Aerospace/Defense - Equipment — 1.5%
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027*	2,330,000	2,327,088
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	5,685,000	6,019,005

		8,346,093

Agricultural Chemicals — 0.6%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	325,000	344,760
CF Industries, Inc. Company Guar. Notes 5.15% due 03/15/2034	1,793,000	2,053,075
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	515,000	577,423

		2,975,258

Applications Software — 1.3%
CDK Global, Inc. Senior Notes 5.25% due 05/15/2029*	1,620,000	1,727,325
PTC, Inc. Company Guar. Notes 3.63% due 02/15/2025*	355,000	355,887
PTC, Inc. Company Guar. Notes 4.00% due 02/15/2028*	390,000	389,025

Security Description	Principal Amount(11)	Value (Note 2)

Applications Software (continued)
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	$4,215,000	$4,413,948

		6,886,185

Auto/Truck Parts & Equipment - Original — 0.3%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	455,000	440,531
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	1,220,000	1,170,590

		1,611,121

Broadcast Services/Program — 1.2%
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	1,810,000	1,866,653
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	4,625,000	4,787,106

		6,653,759

Building & Construction Products - Misc. — 0.5%
Builders FirstSource, Inc. Company Guar. Notes 5.00% due 03/01/2030*	510,000	510,245
Standard Industries, Inc. Senior Notes 5.38% due 11/15/2024*	1,940,000	1,964,444

		2,474,689

Building - Heavy Construction — 0.3%
Brand Industrial Services, Inc. Senior Notes 8.50% due 07/15/2025*	1,677,000	1,624,594

Building - Residential/Commercial — 1.9%
Adams Homes, Inc. Company Guar. Notes 7.50% due 02/15/2025*	455,000	464,100
Ashton Woods USA LLC/Ashton Woods Finance Co. Senior Notes 6.63% due 01/15/2028*	2,000,000	2,004,600
KB Home Company Guar. Notes 4.80% due 11/15/2029	755,000	796,525
M/I Homes, Inc. Company Guar. Notes 4.95% due 02/01/2028*	1,145,000	1,165,037
M/I Homes, Inc. Company Guar. Notes 5.63% due 08/01/2025	1,750,000	1,828,750
Taylor Morrison Communities, Inc. Company Guar. Notes 5.75% due 01/15/2028*	3,460,000	3,822,885

		10,081,897

Cable/Satellite TV — 5.5%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 02/15/2023	150,000	151,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2023*	3,695,000	3,738,231

36

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount(11)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	$1,590,000	$1,653,123
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 04/01/2024*	1,490,000	1,530,528
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	1,900,000	2,052,000
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	825,000	868,313
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	7,250,000	8,010,525
CSC Holdings LLC Senior Notes 10.88% due 10/15/2025*	886,000	972,119
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	2,345,000	2,359,891
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,120,000	1,148,818
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	5,821,000	6,027,704
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	990,000	1,063,814

		29,576,191

Casino Hotels — 2.1%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	4,505,000	4,696,462
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. Senior Sec. Notes 5.88% due 05/15/2025*	3,020,000	2,959,600
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	3,650,000	3,581,563

		11,237,625

Casino Services — 0.5%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 04/01/2025	2,695,000	2,816,275

Cellular Telecom — 2.3%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	2,964,000	3,362,895
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	2,040,000	2,165,154
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	1,425,000	1,653,000
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	4,576,000	5,228,080

		12,409,129

Security Description	Principal Amount(11)	Value (Note 2)

Coal — 0.0%
Foresight Energy LLC/Foresight Energy Finance Corp. Sec. Notes 11.50% due 04/01/2023*†(13)	$3,395,000	$118,825

Commercial Services - Finance — 0.0%
Cardtronics, Inc./Cardtronics USA, Inc. Company Guar. Notes 5.50% due 05/01/2025*	260,000	266,500

Computer Services — 1.5%
Presidio Holdings, Inc. Senior Sec. Notes 4.88% due 02/01/2027*	1,650,000	1,650,000
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	1,300,000	1,340,625
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	5,310,000	5,285,149

		8,275,774

Computers - Memory Devices — 0.2%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	794,000	819,805

Containers - Metal/Glass — 0.8%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*#	3,090,000	3,242,275
Silgan Holdings, Inc. Senior Notes 2.25% due 06/01/2028*	EUR 1,175,000	1,284,170

		4,526,445

Containers - Paper/Plastic — 2.3%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	1,010,000	1,050,350
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	3,945,000	3,866,179
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,340,000	1,360,100
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.13% due 07/15/2023*	3,080,000	3,110,800
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 7.00% due 07/15/2024*	3,080,000	3,108,890

		12,496,319

Cosmetics & Toiletries — 0.1%
Revlon Consumer Products Corp. Company Guar. Notes 6.25% due 08/01/2024	1,485,000	579,150

Decision Support Software — 0.7%
MSCI, Inc. Company Guar. Notes 4.00% due 11/15/2029*	3,735,000	3,870,581

37

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount(11)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diagnostic Equipment — 1.2%
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	$6,050,000	$6,349,959

Distribution/Wholesale — 0.7%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	575,000	561,344
Core & Main Holdings LP Senior Notes 8.63% due 09/15/2024*(1)	1,910,000	1,981,625
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,040,000	1,097,200

		3,640,169

Electric - Distribution — 0.4%
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	1,865,000	1,899,503

Electronic Components - Semiconductors — 1.6%
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	785,000	859,491
Micron Technology, Inc. Senior Notes 4.98% due 02/06/2026	2,050,000	2,291,694
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029*	660,000	685,575
Qorvo, Inc. Company Guar. Notes 5.50% due 07/15/2026	4,870,000	5,030,710

		8,867,470

Enterprise Software/Service — 0.8%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022	2,778,000	2,782,000
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	1,525,000	1,517,375

		4,299,375

Finance - Auto Loans — 0.6%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*	1,470,000	1,514,100
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*	1,565,000	1,643,281

		3,157,381

Finance - Consumer Loans — 1.7%
Navient Corp. Senior Notes 6.50% due 06/15/2022	2,029,000	2,115,233
Springleaf Finance Corp. Company Guar. Notes 6.13% due 05/15/2022	165,000	173,930
Springleaf Finance Corp. Company Guar. Notes 6.13% due 03/15/2024	485,000	511,112
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,120,000	1,232,000

Security Description	Principal Amount(11)	Value (Note 2)

Finance - Consumer Loans (continued)
Springleaf Finance Corp. Company Guar. Notes 7.13% due 03/15/2026	$565,000	$627,150
Springleaf Finance Corp. Company Guar. Notes 7.75% due 10/01/2021	2,585,000	2,754,369
Springleaf Finance Corp. Company Guar. Notes 8.25% due 12/15/2020	1,845,000	1,916,494

		9,330,288

Food - Misc./Diversified — 2.6%
B&G Foods, Inc. Company Guar. Notes 5.25% due 09/15/2027	1,440,000	1,425,600
Kraft Heinz Foods Co. Company Guar. Notes 3.75% due 04/01/2030*	1,360,000	1,385,967
Post Holdings, Inc. Senior Notes 4.63% due 04/15/2030*	845,000	832,824
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	3,545,000	3,614,836
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025	715,000	744,494
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	2,974,000	3,108,454
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	1,440,000	1,498,529
TreeHouse Foods, Inc. Company Guar. Notes 6.00% due 02/15/2024*	1,230,000	1,269,975

		13,880,679

Funeral Services & Related Items — 0.3%
Service Corp. International Senior Notes 4.63% due 12/15/2027	735,000	769,913
Service Corp. International Senior Notes 5.13% due 06/01/2029	725,000	783,906

		1,553,819

Gambling (Non-Hotel) — 2.1%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	4,875,000	4,787,347
Golden Entertainment, Inc. Senior Notes 7.63% due 04/15/2026*	1,630,000	1,740,025
Jacobs Entertainment, Inc. Sec. Notes 7.88% due 02/01/2024*	4,420,000	4,641,000

		11,168,372

Gas - Distribution — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	731,000	743,807
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	2,904,000	3,012,958

		3,756,765

38

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount(11)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Hazardous Waste Disposal — 0.4%
Stericycle, Inc. Company Guar. Notes 5.38% due 07/15/2024*	$1,925,000	$2,023,175

Hotels/Motels — 0.8%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	4,416,000	4,430,705

Independent Power Producers — 0.2%
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	1,310,000	1,341,113

Insurance - Multi - line — 2.4%
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 7.00% due 11/15/2025*	4,130,000	4,035,836
Acrisure LLC/Acrisure Finance, Inc. Senior Sec. Notes 8.13% due 02/15/2024*	1,684,000	1,796,070
Acrisure LLC/Acrisure Finance, Inc. Senior Notes 10.13% due 08/01/2026*	1,675,000	1,809,000
Genworth Holdings, Inc. Company Guar. Notes 4.80% due 02/15/2024	260,000	252,200
Genworth Holdings, Inc. Company Guar. Notes 4.90% due 08/15/2023	1,215,000	1,178,550
Genworth Holdings, Inc. Company Guar. Notes 6.50% due 06/15/2034	1,120,000	1,108,800
Genworth Holdings, Inc. Company Guar. Notes 7.20% due 02/15/2021#	2,345,000	2,368,450
Genworth Holdings, Inc. Company Guar. Notes 7.63% due 09/24/2021#	539,000	553,456

		13,102,362

Medical Information Systems — 0.9%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. Senior Notes 5.75% due 03/01/2025*	1,890,000	1,911,262
IQVIA, Inc. Company Guar. Notes 2.25% due 01/15/2028*	EUR 1,120,000	1,224,060
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	1,840,000	1,902,100

		5,037,422

Medical Labs & Testing Services — 0.5%
Catalent Pharma Solutions, Inc. Company Guar. Notes 4.88% due 01/15/2026*	520,000	533,000
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	545,000	567,481
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,715,000	1,682,758

		2,783,239

Security Description	Principal Amount(11)	Value (Note 2)

Medical Products — 0.4%
Hill-Rom Holdings, Inc. Company Guar. Notes 4.38% due 09/15/2027*	$1,965,000	$2,033,972

Medical - Drugs — 0.0%
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	20,000	22,000

Medical - HMO — 0.4%
Centene Corp Senior Notes 4.25% due 12/15/2027*	925,000	951,640
Centene Corp. Senior Notes 4.63% due 12/15/2029*	970,000	1,037,900

		1,989,540

Medical - Hospitals — 4.9%
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	3,695,000	3,768,900
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	590,000	554,600
CHS/Community Health Systems, Inc. Sec. Notes 8.13% due 06/30/2024*	2,760,000	2,525,400
HCA Healthcare, Inc. Senior Notes 6.25% due 02/15/2021	5,000,000	5,194,000
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	4,340,000	4,251,549
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	3,520,000	3,891,360
HCA, Inc. Company Guar. Notes 5.38% due 09/01/2026	2,270,000	2,515,614
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	105,000	119,005
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	1,535,000	1,676,987
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	265,000	306,737
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	1,470,000	1,822,800

		26,626,952

Metal - Aluminum — 0.8%
Novelis Corp. Company Guar. Notes 4.75% due 01/30/2030*	950,000	936,938
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	3,315,000	3,423,914

		4,360,852

39

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount(11)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Music — 0.9%
WMG Acquisition Corp. Senior Sec. Notes 5.00% due 08/01/2023*	$555,000	$564,712
WMG Acquisition Corp. Company Guar. Notes 5.50% due 04/15/2026*	4,278,000	4,470,510

		5,035,222

Office Automation & Equipment — 1.0%
Xerox Corp. Senior Notes 4.13% due 03/15/2023	4,060,000	4,139,982
Xerox Corp. Senior Notes 4.80% due 03/01/2035	155,000	146,088
Xerox Corp. Senior Notes 6.75% due 12/15/2039	1,096,000	1,167,930

		5,454,000

Oil Companies - Exploration & Production — 5.3%
Centennial Resource Production LLC Company Guar. Notes 5.38% due 01/15/2026*	1,635,000	1,373,400
Chesapeake Energy Corp. Sec. Notes 11.50% due 01/01/2025*	5,893,000	3,359,010
Energen Corp. Senior Notes 4.63% due 09/01/2021	2,170,000	2,238,377
EQT Corp. Senior Notes 3.90% due 10/01/2027	3,040,000	1,953,200
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026	3,615,000	3,604,878
Matador Resources Co. Company Guar. Notes 5.88% due 09/15/2026	2,400,000	2,148,000
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	2,516,000	2,211,564
QEP Resources, Inc. Senior Notes 5.38% due 10/01/2022	206,000	187,847
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026#	2,970,000	2,376,000
SM Energy Co. Senior Notes 5.00% due 01/15/2024	3,860,000	3,008,754
SM Energy Co. Senior Notes 5.63% due 06/01/2025	1,100,000	855,250
SM Energy Co. Senior Notes 6.13% due 11/15/2022	365,000	326,675
SM Energy Co. Senior Notes 6.63% due 01/15/2027#	1,275,000	988,125
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. Company Guar. Notes 8.75% due 04/15/2023*	3,340,000	1,436,200

Security Description	Principal Amount(11)	Value (Note 2)

Oil Companies - Exploration & Production (continued)
WPX Energy, Inc. Senior Notes 5.25% due 09/15/2024	$1,400,000	$1,397,018
WPX Energy, Inc. Senior Notes 8.25% due 08/01/2023	970,000	1,081,550

		28,545,848

Oil Refining & Marketing — 0.5%
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	600,000	609,060
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	375,000	383,438
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 6.00% due 04/15/2027	1,900,000	1,947,500

		2,939,998

Pipelines — 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	3,005,000	2,058,425
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	945,000	945,094
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	960,000	931,805
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	1,377,000	1,535,892
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*	1,379,000	1,321,937
DCP Midstream Operating LP Company Guar. Notes 5.38% due 07/15/2025	2,555,000	2,676,414
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027	1,940,000	2,197,743
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	1,410,000	1,064,550
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 4.75% due 10/01/2023*	1,980,000	1,900,840
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 03/01/2027*	1,800,000	1,719,000
Targa Resources Partners Co. Company Guar. Notes 6.50% due 07/15/2027	4,360,000	4,550,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.75% due 03/15/2024	1,650,000	1,680,970

		22,583,420

40

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount(11)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Protection/Safety — 1.0%
APX Group, Inc. Company Guar. Notes 7.63% due 09/01/2023#	$3,215,000	$3,054,250
APX Group, Inc. Senior Sec. Notes 7.88% due 12/01/2022	2,065,000	2,095,975

		5,150,225

Racetracks — 0.9%
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	4,555,000	4,714,425

Real Estate Investment Trusts — 2.1%
FelCor Lodging LP Company Guar. Notes 6.00% due 06/01/2025	5,360,000	5,547,600
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2029*	3,245,000	3,215,860
Vici Properties L.P. Company Guar. Notes 4.25% due 12/01/2026*	1,295,000	1,308,079
Vici Properties L.P. Company Guar. Notes 4.63% due 12/01/2029*	1,085,000	1,120,262
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	250,000	250,388
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	165,000	163,763

		11,605,952

Rental Auto/Equipment — 1.8%
Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	2,890,000	2,963,663
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	3,230,000	3,350,802
United Rentals North America, Inc. Company Guar. Notes 4.63% due 10/15/2025	970,000	982,930
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	1,340,000	1,375,242
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	1,025,000	1,078,761

		9,751,398

Retail - Automobile — 0.4%
Asbury Automotive Group, Inc. Company Guar. Notes 4.50% due 03/01/2028*	290,000	290,580
Asbury Automotive Group, Inc. Company Guar. Notes 4.75% due 03/01/2030*	295,000	300,162
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	1,510,000	1,545,757

		2,136,499

Security Description	Principal Amount(11)	Value (Note 2)

Retail - Leisure Products — 0.1%
Party City Holdings, Inc. Company Guar. Notes 6.63% due 08/01/2026*	$1,390,000	$806,200

Retail - Propane Distribution — 0.7%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.50% due 05/01/2021	1,323,000	1,137,780
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 01/15/2022	2,181,000	1,832,040
Ferrellgas LP/Ferrellgas Finance Corp. Company Guar. Notes 6.75% due 06/15/2023	1,242,000	1,036,039

		4,005,859

Retail - Restaurants — 0.9%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	1,830,000	1,871,175
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	2,225,000	2,275,085
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	770,000	798,959

		4,945,219

Semiconductor Equipment — 0.7%
Entegris, Inc. Company Guar. Notes 4.63% due 02/10/2026*	3,550,000	3,660,938

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc. Company Guar. Notes 5.00% due 09/30/2027*	545,000	563,394

Telecom Services — 0.4%
Embarq Corp. Senior Notes 8.00% due 06/01/2036	2,240,000	2,385,600

Telephone - Integrated — 2.3%
CenturyLink, Inc. Senior Sec. Notes 4.00% due 02/15/2027*	3,710,000	3,728,179
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	890,000	994,575
Frontier Communications Corp. Senior Notes 6.88% due 01/15/2025	2,690,000	1,284,475
Frontier Communications Corp. Sec. Notes 8.50% due 04/01/2026*	3,685,000	3,731,062
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022	1,800,000	816,750
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	1,425,000	1,979,040

		12,534,081

41

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount(11)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Television — 1.2%
Gray Television, Inc. Company Guar. Notes 5.13% due 10/15/2024*	$2,490,000	$2,552,250
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,060,000	1,090,157
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	2,585,000	2,681,937

		6,324,344

Toys — 0.8%
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	1,035,000	1,081,575
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	3,220,000	3,384,059

		4,465,634

Transport - Equipment & Leasing — 0.4%
DAE Funding LLC Company Guar. Notes 4.50% due 08/01/2022*	675,000	683,437
DAE Funding LLC Company Guar. Notes 5.00% due 08/01/2024*	1,345,000	1,389,614

		2,073,051

Total U.S. Corporate Bonds & Notes
(cost $402,692,562)		399,744,762

FOREIGN CORPORATE BONDS & NOTES — 16.3%
Aerospace/Defense — 1.4%
Bombardier, Inc. Senior Notes 6.13% due 01/15/2023*	5,155,000	5,166,341
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	2,230,000	2,213,275

		7,379,616

Auto/Truck Parts & Equipment - Original — 0.9%
Adient Global Holdings, Ltd. Company Guar. Notes 3.50% due 08/15/2024	EUR 2,360,000	2,212,362
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	855,000	737,437
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	1,630,000	1,656,569

		4,606,368

Building Products - Wood — 0.3%
Norbord, Inc. Senior Sec. Notes 5.75% due 07/15/2027*	1,620,000	1,704,888

Cable/Satellite TV — 1.3%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	1,420,000	1,377,258
Altice Financing SA Senior Sec. Notes 7.50% due 05/15/2026*	2,210,000	2,331,550

Security Description	Principal Amount(11)	Value (Note 2)

Cable/Satellite TV (continued)
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*	$200,000	$207,500
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	1,415,000	1,500,607
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*	1,425,000	1,467,807

		6,884,722

Cellular Telecom — 1.4%
Altice France SA Senior Sec. Notes 8.13% due 02/01/2027*	4,775,000	5,203,699
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*	525,000	525,000
Ypso Finance Bis SA Senior Sec. Notes 8.00% due 05/15/2027*	EUR 1,680,000	2,053,435

		7,782,134

Chemicals - Specialty — 0.6%
Diamond BC BV Senior Notes 5.63% due 08/15/2025	EUR 3,045,000	3,163,010

Containers - Metal/Glass — 1.7%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(1)	3,265,000	3,285,569
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*	650,000	647,564
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	1,315,000	1,370,888
OI European Group BV Company Guar. Notes 4.00% due 03/15/2023*	3,579,000	3,619,264
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	520,000	538,851

		9,462,136

Electronic Components - Misc. — 0.3%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,435,000	1,510,481

Enterprise Software/Service — 0.3%
Open Text Corp. Company Guar. Notes 3.88% due 02/15/2028*	1,790,000	1,768,162

Finance - Consumer Loans — 0.4%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	2,300,000	2,369,000

Hazardous Waste Disposal — 1.0%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	5,195,000	5,246,950

42

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Principal Amount(11)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Medical - Drugs — 3.4%
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	$4,180,000	$4,132,975
Bausch Health Cos., Inc. Company Guar. Notes 5.88% due 05/15/2023*	655,000	657,456
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*	2,035,000	2,075,090
Bausch Health Cos., Inc. Senior Sec. Notes 7.00% due 03/15/2024*	455,000	468,459
Bausch Health Cos., Inc. Company Guar. Notes 9.00% due 12/15/2025*	445,000	495,490
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 07/15/2023*	3,711,000	2,913,506
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*	2,825,000	2,175,250
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 3.15% due 10/01/2026	2,270,000	1,979,894
Teva Pharmaceutical Finance Netherlands III BV Company Guar. Notes 6.75% due 03/01/2028#	2,050,000	2,175,562
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	1,236,000	1,234,455

		18,308,137

Metal - Aluminum — 0.6%
Constellium NV Company Guar. Notes 5.88% due 02/15/2026*	3,240,000	3,292,650

Oil & Gas Drilling — 0.6%
Noble Holding International, Ltd. Company Guar. Notes 7.88% due 02/01/2026*	272,000	167,620
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038	5,715,000	3,114,675

		3,282,295

Retail - Restaurants — 1.4%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	440,000	437,250
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	7,185,000	7,239,606

		7,676,856

Television — 0.5%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,720,000	2,808,427

Transport - Equipment & Leasing — 0.2%
Fly Leasing, Ltd. Senior Notes 5.25% due 10/15/2024	1,140,000	1,168,500

Total Foreign Corporate Bonds & Notes
(cost $87,118,148)		88,414,332

Security Description	Principal Amount(11)		Value (Note 2)

FOREIGN CONVERTIBLE BONDS & NOTES — 0.3%
Building - Heavy Construction — 0.3%
Cellnex Telecom SA Senior Notes 1.50% due 01/16/2026 (cost $1,418,088)	EUR	900,000	1,460,625

LOANS(2)(3)(4) — 3.9%
Auto/Truck Parts & Equipment - Original — 0.3%
Panther BF Aggregator 2 LP FRS BTL-B 5.10% (1 ML+3.50%) due 04/30/2026		$1,855,350	$1,825,201

Chemicals - Specialty — 0.2%
Diamond BC BV FRS BTL 4.86% (1 ML+3.00%) due 09/06/2024		2,162	2,067
Diamond BC BV FRS BTL 4.93% (3 ML+3.00%) due 09/06/2024		845,538	808,546

			810,613

Commercial Services — 0.7%
AVSC Holding Corp. FRS 1st Lien 4.91% (1 ML+3.25%) due 03/03/2025		1,967,997	1,889,277
AVSC Holding Corp. FRS 1st Lien 4.95%-5.21% (3 ML+3.25%) due 03/03/2025		2,077,571	1,994,468

			3,883,745

Data Processing/Management — 1.0%
Dun & Bradstreet Corp. FRS BTL 5.61% (1 ML+5.00%) due 02/06/2026		5,610,000	5,592,469

Finance - Credit Card — 0.3%
Blackhawk Network Holdings, Inc. FRS 1st Lien 4.60% (1 ML+3.00%) due 06/15/2025		1,551,375	1,532,952

Food - Misc./Diversified — 0.2%
Froneri US, Inc. FRS BTL 3.85% (1 ML+2.25%) due 01/29/2027		900,000	884,813
Froneri International PLC FRS 2nd Lien 7.35% (6 ML+5.75%) due 01/31/2028		125,000	125,625

			1,010,438

Insurance Brokers — 0.3%
HUB International, Ltd. FRS BTL-B 4.39%-4.55% (2 ML+2.75%) due 04/25/2025		1,680,269	1,629,860
HUB International, Ltd. FRS BTL-B 4.52% (3 ML+2.75%) due 04/25/2025		4,081	3,959

			1,633,819

43

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(11)		Value (Note 2)

LOANS(2)(3)(4) (continued)
Insurance - Property/Casualty — 0.5%
Asurion LLC FRS BTL-B7 4.60% (1 ML+3.00%) due 11/03/2024		$2,844,500	$2,824,054

Office Automation & Equipment — 0.4%
Pitney Bowes, Inc. FRS BTL-B coupon TBD due 01/17/2025		2,165,000	2,137,937

Total Loans
(cost $21,490,298)			21,251,228

COMMON STOCKS — 0.0%
Television — 0.0%
ION Media Networks, Inc.(8)(14) (cost $6)		616	164,792

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.6%
Banks - Commercial — 0.7%
Banco de Sabadell SA 6.50% due 05/18/2022(5)	EUR	3,200,000	3,638,620

Diversified Banking Institutions — 0.9%
Credit Suisse Group AG 6.25% due 12/18/2024(5)		$4,435,000	4,772,548

Total Preferred Securities/Capital Securities
(cost $8,237,903)			8,411,168

ESCROWS AND LITIGATION TRUSTS — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(6)(7)(8)		50,000	0
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015*†(6)(7)(8)		925,000	0
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Escrow Notes 11.50% due 10/01/2020*†		3,873,748	5,811

Total Escrows And Litigation Trusts
(cost $956,000)			5,811

Total Long-Term Investment Securities
(cost $530,706,903)			527,727,869

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Registered Investment Companies — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(9)(10) (cost $14,070,873)		14,070,873	14,070,873

REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $5,734,119 and collateralized by $5,670,000 of United States Treasury Notes, bearing interest at 2.63% due 12/15/2021 and having an approximate value of $5,849,013 (cost $5,734,000)		$5,734,000	5,734,000

TOTAL INVESTMENTS
(cost $550,511,776)(12)		101.1%	547,532,742
Liabilities in excess of other assets		(1.1)	(6,011,527)

NET ASSETS		100.0%	$541,521,215

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $301,618,711 representing 55.7% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(3)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(4)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	Company has filed for bankruptcy protection.
(7)	Security in default of interest and principal at maturity.
(8)	Securities classified as Level 3 (see Note 2).
(9)	The rate shown is the 7-day yield as of February 29, 2020.
(10)

At February 29, 2020, the Fund had loaned securities with a total value of $13,711,518. This was secured by collateral of $14,070,873 which was received in cash and subsequently invested in short-term investments currently valued at $14,070,873 as reported in the Portfolio of Investments.

(11)	Denominated in United States dollars unless otherwise indicated.
(12)	See Note 5 for cost of investments on a tax basis.
(13)	Security in default of interest.
(14)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2020, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ION Media Networks, Inc.	12/21/2016	616	$6	$164,792	$267.52	0.03%

BTL—Bank Term Loan

TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at February 29, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Currency Legend

EUR—Euro Currency

44

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Index Legend

1 ML—1 Month USD Libor

2 ML—2 Month USD Libor

3 ML—3Month USD Libor

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver	In Exchange For	Delivery Date	Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	EUR 14,382,000	USD 15,643,963	03/31/2020	$–	$(260,748)

EUR—Euro Dollar

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Convertible Bonds & Notes	$—	$8,275,151	$—	$8,275,151
U.S. Corporate Bonds & Notes	—	399,744,762	—	399,744,762
Foreign Corporate Bonds & Notes	—	88,414,332	—	88,414,332
Foreign Convertible Bonds & Notes	—	1,460,625	—	1,460,625
Loans	—	21,251,228	—	21,251,228
Common Stocks	—	—	164,792	164,792
Preferred Securities/Capital Securities	—	8,411,168	—	8,411,168
Escrows and Litigation Trusts	—	5,811	0	5,811
Short-Term Investment Securities	14,070,873	—	—	14,070,873
Repurchase Agreements	—	5,734,000	—	5,734,000

Total Investments at Value	$14,070,873	$533,297,077	$164,792	$547,532,742

LIABILITIES:
Other Financial Instruments:+

Forward Foreign Currency Contracts	$—	$260,748	$—	$260,748

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

45

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited)

Industry Allocation*

Real Estate Operations & Development	5.3%
Banks — Commercial	3.3
Commercial Services	3.0
Real Estate Investment Trusts	2.6
Applications Software	2.3
Computer Services	2.3
Electronic Components — Misc.	2.2
Machinery — General Industrial	2.2
Gambling (Non — Hotel)	2.2
E-Commerce/Services	2.0
Repurchase Agreements	1.8
Computers — Integrated Systems	1.8
Chemicals — Diversified	1.7
Cosmetics & Toiletries	1.7
Food — Retail	1.7
Finance — Other Services	1.7
Energy — Alternate Sources	1.5
Medical — Drugs	1.5
Building — Residential/Commercial	1.4
Engineering/R&D Services	1.3
Apparel Manufacturers	1.3
Brewery	1.3
Machinery — Material Handling	1.3
Retail — Apparel/Shoe	1.3
Fisheries	1.3
Building & Construction Products — Misc.	1.2
Precious Metals	1.2
Registered Investment Companies	1.2
Retail — Drug Store	1.1
Recycling	1.1
Chemicals — Specialty	1.0
Building Products — Cement	1.0
Gold Mining	1.0
Electric — Generation	1.0
Auto/Truck Parts & Equipment — Original	1.0
Medical — Nursing Homes	0.9
Semiconductor Equipment	0.9
Insurance — Property/Casualty	0.9
Food — Misc./Diversified	0.9
Electric Products — Misc.	0.8
Real Estate Management/Services	0.8
E-Services/Consulting	0.8
Medical Products	0.8
Computer Software	0.8
Consulting Services	0.8
Retail — Discount	0.8
Oil Companies — Exploration & Production	0.7
U.S. Government Agencies	0.7
Medical Labs & Testing Services	0.7
Retail — Misc./Diversified	0.7
Leisure Products	0.7
Computers — Periphery Equipment	0.7
Airport Development/Maintenance	0.7
Multimedia	0.7
Investment Management/Advisor Services	0.6
Athletic Equipment	0.6
Building — Heavy Construction	0.6
Food — Meat Products	0.6
Food — Catering	0.6
Hotels/Motels	0.6
Internet Content — Information/News	0.6
Transport — Services	0.5
Food — Confectionery	0.5
Toys	0.5
Television	0.5
Optical Supplies	0.5
Instruments — Controls	0.5
Veterinary Products	0.5
Transport — Marine	0.5

Medical — Biomedical/Gene	0.5
Distribution/Wholesale	0.5
Electronic Components — Semiconductors	0.5
Rubber/Plastic Products	0.4
Machinery — Construction & Mining	0.4
Power Converter/Supply Equipment	0.4
Containers — Paper/Plastic	0.4
Coatings/Paint	0.4
Insurance — Multi-line	0.4
Beverages — Non-alcoholic	0.4
Internet Financial Services	0.4
Aerospace/Defense	0.4
Beverages — Wine/Spirits	0.3
Transport — Truck	0.3
Enterprise Software/Service	0.3
Medical Instruments	0.3
Tobacco	0.3
Retail — Automobile	0.3
Food — Flour & Grain	0.3
Retail — Restaurants	0.3
Textile — Products	0.3
Diversified Manufacturing Operations	0.3
Containers — Metal/Glass	0.3
Audio/Video Products	0.3
Gas — Distribution	0.3
Aerospace/Defense — Equipment	0.3
Insurance Brokers	0.2
Metal Processors & Fabrication	0.2
Diversified Financial Services	0.2
Appliances	0.2
Finance — Commercial	0.2
Machine Tools & Related Products	0.2
Industrial Automated/Robotic	0.2
Oil Refining & Marketing	0.2
Telephone — Integrated	0.2
Electronic Measurement Instruments	0.2
Schools	0.2
E-Marketing/Info	0.2
Auto — Heavy Duty Trucks	0.2
Silver Mining	0.2
Insurance — Life/Health	0.2
Electronic Parts Distribution	0.2
Human Resources	0.2
Home Furnishings	0.2
Dental Supplies & Equipment	0.2
Theaters	0.2
Motorcycle/Motor Scooter	0.2
Hazardous Waste Disposal	0.2
Electric — Integrated	0.2
E-Commerce/Products	0.2
Building — Maintenance & Services	0.2
Electronic Connectors	0.2
MRI/Medical Diagnostic Imaging	0.1
Rental Auto/Equipment	0.1
Diversified Operations	0.1
Web Portals/ISP	0.1
Computers	0.1
Explosives	0.1
Medical — Hospitals	0.1
Casino Hotels	0.1
Publishing — Periodicals	0.1
Diversified Minerals	0.1
Water	0.1
Finance — Consumer Loans	0.1
Paper & Related Products	0.1
Cable/Satellite TV	0.1
Security Services	0.1
Chemicals — Plastics	0.1
Consumer Products — Misc.	0.1

46

VALIC Company II International Opportunities Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Medical — HMO	0.1%
Agricultural Operations	0.1
Metal — Iron	0.1
Finance — Investment Banker/Broker	0.1
Instruments — Scientific	0.1
Medical — Wholesale Drug Distribution	0.1
Electric — Distribution	0.1
Circuit Boards	0.1
Medical Information Systems	0.1
Office Automation & Equipment	0.1
Retail — Auto Parts	0.1
Steel — Producers	0.1
Electronic Security Devices	0.1

101.3%

Country Allocation*

Japan	18.8%
United Kingdom	12.7
Canada	6.9
Germany	5.9
United States	4.5
Brazil	3.9
Australia	3.8
France	3.7
Cayman Islands	3.6
Sweden	3.6
Norway	2.8
South Korea	2.8
Bermuda	2.6
Italy	2.2
Switzerland	2.0
Netherlands	1.9
India	1.8
Spain	1.7
Israel	1.6
Denmark	1.6
Austria	1.6
Ireland	1.4
Jersey	1.3
Finland	1.0
Taiwan	0.9
Singapore	0.9
Belgium	0.8
Indonesia	0.6
South Africa	0.6
Luxembourg	0.6
Mexico	0.6
Philippines	0.4
Faroe Islands	0.4
Hong Kong	0.3
Poland	0.3
Greece	0.2
Mauritius	0.2
Thailand	0.1
Portugal	0.1
Malaysia	0.1
Chile	0.1
New Zealand	0.1
Czech Republic	0.1
Colombia	0.1
China	0.1

101.3%

*	Calculated as a percentage of net assets

47

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.6%
Argentina — 0.0%
Banco Macro SA ADR	1,286	$37,268

Australia — 3.8%
Afterpay, Ltd.†	280,384	6,158,474
Ansell, Ltd.	56,826	1,085,171
ARB Corp, Ltd.	33,077	364,727
ASX, Ltd.	11,684	556,202
AUB Group, Ltd.	104,389	946,887
Bapcor, Ltd.	81,710	306,850
Bingo Industries, Ltd.#	136,952	251,158
Iluka Resources, Ltd.	113,145	606,716
IMF Bentham, Ltd.	76,365	212,678
IPH, Ltd.	293,700	1,587,964
Orica, Ltd.	53,388	678,167
Ramsay Health Care, Ltd.	15,233	665,004
Reliance Worldwide Corp., Ltd.#	418,092	902,474
Ridley Corp., Ltd.	624,996	348,902
SEEK, Ltd.	27,662	366,649
Sonic Healthcare, Ltd.	53,818	997,548
Steadfast Group, Ltd.	299,297	717,292
Tabcorp Holdings, Ltd.	163,038	398,826
Technology One, Ltd.	441,173	2,234,921
Tyro Payments, Ltd.†	80,305	181,710
Webjet, Ltd.#	48,662	301,111
Westgold Resources, Ltd.†	1,262,972	1,689,196
WiseTech Global, Ltd.#	39,868	396,602

		21,955,229

Austria — 1.6%
CA Immobilien Anlagen AG	145,627	5,939,351
Mayr-Melnhof Karton AG	6,316	838,396
Vienna Insurance Group AG Wiener Versicherung Gruppe	88,172	2,147,759

		8,925,506

Belgium — 0.8%
Fagron	207,175	4,374,848

Bermuda — 2.6%
BW Offshore, Ltd.†	647,101	2,478,585
Cafe de Coral Holdings, Ltd.	680,000	1,488,217
Credicorp, Ltd.	4,923	892,392
Dairy Farm International Holdings, Ltd.	226,000	1,084,559
Esprit Holdings, Ltd.†	263,750	44,254
Geopark, Ltd.#	234,352	3,904,299
Hiscox, Ltd.	123,733	1,964,697
Midland Holdings, Ltd.†	1,838,000	259,227
Peace Mark Holdings, Ltd.†(1)	686,000	0
Shangri-La Asia, Ltd.	1,264,000	1,101,137
VTech Holdings, Ltd.	163,149	1,433,761

		14,651,128

Brazil — 3.9%
Anima Holding SA	117,730	947,758
Arezzo Industria e Comercio SA	219,655	2,952,048
BRF SA†	32,700	197,725
Cia Brasileira de Distribuicao (Preference Shares)	29,300	472,466
Cia de Saneamento Basico do Estado de Sao Paulo	20,900	274,576
Cogna Educacao	99,088	223,573
Construtora Tenda SA	526,204	4,126,652
Cyrela Brazil Realty SA Empreendimentos e Participacoes	513,054	3,422,349
Embraer SA ADR†	13,031	198,592
Engie Brasil Energia SA	31,200	331,612
Equatorial Energia SA	69,000	380,496
Fleury SA	54,865	365,121
Gerdau SA (Preference Shares)	76,900	291,133

Security Description	Shares	Value (Note 2)

Brazil (continued)
Linx SA	101,100	$709,434
Localiza Rent a Car SA	58,749	650,825
Lojas Americanas SA (Preference Shares)	101,612	604,414
Lojas Renner SA	64,210	765,311
Magazine Luiza SA	40,700	459,797
Minerva SA†	1,065,980	2,769,894
Multiplan Empreendimentos Imobiliarios SA	138,644	946,223
Notre Dame Intermedica Participacoes SA	31,957	451,853
Odontoprev SA	104,000	383,497
Suzano SA	59,300	505,759

		22,431,108

Canada — 6.9%
Agnico Eagle Mines, Ltd.#	23,542	1,117,072
Aritzia, Inc.†	189,410	3,121,437
ATS Automation Tooling Systems, Inc.†	115,382	1,541,292
Capital Power Corp.	210,103	5,251,597
Descartes Systems Group, Inc.†	124,806	5,181,925
Dollarama, Inc.	76,927	2,261,531
Fortuna Silver Mines, Inc.†#	382,627	1,120,301
Granite Real Estate Investment Trust	72,190	3,676,056
Kinaxis, Inc.†	40,690	3,421,022
Quebecor, Inc., Class B	164,880	3,852,216
Seven Generations Energy, Ltd., Class A†	30,334	124,748
SSR Mining, Inc.†	439,989	6,883,791
TMX Group, Ltd.	21,298	1,772,546
TORC Oil & Gas, Ltd.#	32,789	79,881

		39,405,415

Cayman Islands — 3.6%
51job, Inc. ADR†	21,156	1,581,834
ASM Pacific Technology, Ltd.	67,600	815,692
China Literature, Ltd.†#*	66,000	300,616
China Resources Cement Holdings, Ltd.	3,310,000	4,195,137
Endeavour Mining Corp.†	167,492	2,957,393
Greentown Service Group Co., Ltd.	2,970,000	3,725,485
Haitian International Holdings, Ltd.	576,000	1,138,041
Lonking Holdings, Ltd.	3,139,000	881,556
Midland IC&I, Ltd.†	906,000	12,759
Pacific Textiles Holdings, Ltd.	1,655,000	1,036,137
Shenguan Holdings Group, Ltd.	552,000	20,837
Silicon Motion Technology Corp. ADR	26,818	998,166
Times China Holdings, Ltd.	874,000	1,633,104
Tingyi Cayman Islands Holding Corp.	828,000	1,505,377

		20,802,134

Chile — 0.1%
Aguas Andinas SA, Class A	888,887	304,313
Compania Cervecerias Unidas SA ADR	19,033	303,386

		607,699

China — 0.1%
Yunnan Baiyao Group Co., Ltd.	27,000	302,315

Colombia — 0.1%
Bancolombia SA ADR	8,111	385,110

Czech Republic — 0.1%
Komercni banka AS	14,282	438,404

Denmark — 1.6%
Carlsberg A/S, Class B	5,794	768,235
Demant A/S†	12,838	395,150
Dfds A/S	8,566	297,611
Jyske Bank A/S†#	25,643	884,170
Royal Unibrew A/S	74,179	6,384,343
Sydbank A/S	13,832	257,646

		8,987,155

48

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Faroe Islands — 0.4%
Bakkafrost P/F	35,526	$2,243,716

Finland — 1.0%
Kojamo Oyj	154,287	2,913,405
Tikkurila Oyj	6,208	93,646
Valmet Oyj	111,373	2,665,505

		5,672,556

France — 3.7%
Alten SA	36,873	4,151,946
Cie Plastic Omnium SA	21,874	490,867
Elior Group SA*	32,606	410,117
Gaztransport Et Technigaz SA	32,917	2,933,913
Korian SA	112,628	5,152,273
Legrand SA	23,072	1,781,194
LISI	26,946	837,565
SEB SA	9,182	1,230,091
Sodexo SA#	7,273	705,697
SOITEC†	18,399	1,528,367
Somfy SA	2,759	258,613
Verallia SASU†*	7,877	276,028
Virbac SA†	5,402	1,229,109

		20,985,780

Germany — 5.9%
Amadeus Fire AG	7,812	1,091,642
Brenntag AG	18,926	845,201
CANCOM SE	14,856	726,872
CTS Eventim AG & Co. KGaA	62,515	3,306,519
Deutsche Wohnen SE	23,859	963,102
Evotec SE†#	155,999	3,745,136
Fuchs Petrolub SE (Preference Shares)	25,883	993,595
GEA Group AG	72,794	1,927,110
Gerresheimer AG	16,090	1,162,579
Hella GmbH & Co. KGaA	22,494	929,537
LEG Immobilien AG	39,071	4,668,654
MTU Aero Engines AG	6,136	1,499,541
Scout24 AG*	27,601	1,810,329
Symrise AG	40,540	3,948,555
TAG Immobilien AG	251,915	6,099,902

		33,718,274

Greece — 0.2%
Hellenic Telecommunications Organization SA	74,496	1,057,145

Hong Kong — 0.3%
China Resources Beer Holdings Co., Ltd.	130,000	605,869
Techtronic Industries Co., Ltd.	167,500	1,369,226

		1,975,095

India — 1.8%
Bharat Heavy Electricals, Ltd.	616,146	262,641
CESC, Ltd.	101,962	913,909
Dabur India, Ltd.	146,728	1,008,692
Embassy Office Parks REIT	105,200	640,551
Federal Bank, Ltd.	1,128,872	1,347,390
Hero MotoCorp, Ltd.	36,279	1,027,546
Mahindra & Mahindra, Ltd.	177,266	1,123,138
MOIL, Ltd.	259,642	433,245
PVR, Ltd.	38,854	1,035,754
Shriram Transport Finance Co., Ltd.	82,350	1,393,506
Spencer’s Retail, Ltd.†	30,842	39,855
Tata Consumer Products, Ltd.	277,120	1,337,298

		10,563,525

Security Description	Shares	Value (Note 2)

Indonesia — 0.6%
Astra Agro Lestari Tbk PT	654,500	$448,313
Indocement Tunggal Prakarsa Tbk PT	859,200	902,177
Kalbe Farma Tbk PT	14,235,600	1,221,729
United Tractors Tbk PT	899,400	1,040,422

		3,612,641

Ireland — 1.4%
C&C Group PLC	250,416	1,051,805
DCC PLC	17,409	1,252,177
Flutter Entertainment PLC	21,223	2,264,877
Greencore Group PLC	55,932	150,842
Hibernia REIT PLC	1,770,829	2,383,676
Kerry Group PLC, Class A	9,041	1,138,600

		8,241,977

Israel — 1.6%
Bezeq The Israeli Telecommunication Corp., Ltd.†	258,258	188,922
Israel Discount Bank, Ltd., Class A	2,202,208	9,183,481

		9,372,403

Italy — 2.2%
Cembre SpA#	22,257	545,527
Cerved Group SpA	218,951	2,080,320
Davide Campari-Milano SpA	88,091	734,012
Enav SpA*	185,081	1,114,395
FinecoBank Banca Fineco SpA	106,410	1,125,455
Infrastrutture Wireless Italiane SpA*	59,012	607,166
Italgas SpA	233,405	1,427,622
Reply SpA	62,267	4,726,262

		12,360,759

Japan — 18.8%
ABC-Mart, Inc.#	7,700	443,612
Aeon Delight Co., Ltd.#	12,500	380,017
AEON Financial Service Co., Ltd.#	87,800	1,268,167
Air Water, Inc.	15,700	210,842
Amano Corp.	9,941	245,556
Anritsu Corp.#	385,600	6,295,742
Ariake Japan Co., Ltd.	6,000	385,968
As One Corp.#	6,600	494,996
Asante, Inc.	7,100	115,427
Bank of Kyoto, Ltd.	7,800	263,707
Chiba Bank, Ltd.	106,500	522,433
Comture Corp.	26,900	525,203
Cosmos Pharmaceutical Corp.	2,300	498,940
Daifuku Co., Ltd.#	129,700	7,667,510
Daikyonishikawa Corp.	13,987	78,119
Daiseki Co., Ltd.#	38,800	922,606
Daiwa Securities Group, Inc.	100,300	425,041
Doshisha Co., Ltd.	6,000	76,801
Eiken Chemical Co., Ltd.	30,000	534,561
Ezaki Glico Co., Ltd.	19,000	780,555
Fancl Corp.#	214,800	5,395,405
Fuji Seal International, Inc.	69,700	1,254,065
Fuji Soft, Inc.	13,600	454,663
Fujitec Co., Ltd.	21,600	299,089
Fujitsu General, Ltd.	22,000	436,554
Fukuda Denshi Co., Ltd.	400	25,005
Fukushima Galilei Co., Ltd.	7,900	251,191
Hamakyorex Co., Ltd.	5,900	153,355
Heian Ceremony Service Co., Ltd.#	15,300	120,445
Hirose Electric Co., Ltd.	3,700	391,548
Hogy Medical Co., Ltd.	3,400	97,308
Iriso Electronics Co., Ltd.#	9,200	319,304

49

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Japan Elevator Service Holdings Co., Ltd.	180,000	$3,449,462
Japan Exchange Group, Inc.	6,100	102,193
Japan Pure Chemical Co., Ltd.	1,700	40,291
Jeol, Ltd.	15,800	413,936
JGC Holdings Corp.	10,760	131,349
JM Holdings Co., Ltd.	10,600	210,076
Kakaku.com, Inc.	12,200	260,662
Kansai Paint Co., Ltd.	43,600	949,260
Katitas Co., Ltd.	83,200	2,820,608
Kikkoman Corp.#	11,100	512,593
Kintetsu World Express, Inc.	11,600	181,014
Kobayashi Pharmaceutical Co., Ltd.	11,500	834,065
Koito Manufacturing Co., Ltd.	27,100	1,092,128
Lion Corp.	45,400	758,272
Matsumotokiyoshi Holdings Co., Ltd.	153,100	5,002,074
Meitec Corp.	15,600	734,354
Menicon Co., Ltd.	69,000	2,811,698
Milbon Co., Ltd.	6,900	336,993
Miraca Holdings, Inc.	4,200	105,443
MISUMI Group, Inc.	9,600	201,251
Mitsubishi Pencil Co., Ltd.	9,800	134,628
MonotaRO Co., Ltd.#	24,400	541,140
Morinaga & Co., Ltd.	18,500	733,043
Nabtesco Corp.	20,300	543,285
Nakanishi, Inc.	70,300	1,068,827
NGK Spark Plug Co., Ltd.	35,200	575,008
Nihon Kohden Corp.	21,900	661,029
Nihon Parkerizing Co., Ltd.	44,000	402,265
Nippon Television Holdings, Inc.	25,600	308,454
Nissei ASB Machine Co., Ltd.	6,400	203,055
Nitto Denko Corp.	6,000	299,167
NOF Corp.	7,500	239,441
Nohmi Bosai, Ltd.	15,200	284,241
Nomura Research Institute, Ltd.	96,000	2,131,744
NS Solutions Corp.	42,900	1,215,421
Obara Group, Inc.	5,400	144,013
OBIC Business Consultants Co., Ltd.	15,400	542,187
OBIC Co., Ltd.	67,400	8,284,239
Omron Corp.	8,700	467,818
Oracle Corp. Japan	10,200	795,515
Park24 Co., Ltd.	15,100	293,991
Proto Corp.	47,700	482,049
Rakuten, Inc.	5,000	41,695
Rinnai Corp.	3,800	256,967
Ryohin Keikaku Co., Ltd.#	60,900	827,114
S Foods, Inc.#	26,600	550,788
Sagami Rubber Industries Co., Ltd.	11,800	166,264
San-A Co, Ltd.	3,700	133,703
San-Ai Oil Co., Ltd.	41,700	362,703
Sankyu, Inc.	17,600	747,074
Santen Pharmaceutical Co., Ltd.	85,800	1,377,076
SCSK Corp.	14,700	776,452
Seino Holdings Co., Ltd.	125,100	1,350,575
Senko Group Holdings Co., Ltd.	28,100	205,412
Seria Co., Ltd.	11,000	291,999
SG Holdings Co., Ltd.	77,100	1,505,400
Shima Seiki Manufacturing, Ltd.#	8,000	124,990
Shimadzu Corp.	25,100	607,568
Shimamura Co., Ltd.	2,200	145,719
Shizuoka Bank, Ltd.	43,000	270,318
SK Kaken Co., Ltd.	2,900	1,202,339
SMS Co., Ltd.	172,300	3,383,728
Sohgo Security Services Co., Ltd.	10,300	481,170
Sony Financial Holdings, Inc.	36,800	732,560

Security Description	Shares	Value (Note 2)

Japan (continued)
Stanley Electric Co., Ltd.	36,600	$889,277
Sundrug Co., Ltd.	23,500	732,495
T Hasegawa Co., Ltd.	59,700	1,113,199
Taisei Lamick Co, Ltd.	9,300	215,463
Taiyo Yuden Co., Ltd.#	102,500	2,846,468
Takasago International Corp.	6,900	131,145
TechnoPro Holdings, Inc.	130,500	7,739,186
Terumo Corp.	30,800	986,694
THK Co., Ltd.	9,600	217,987
Toshiba TEC Corp.	8,300	310,144
TOTO, Ltd.	6,100	229,990
Trancom Co., Ltd.	3,900	247,849
Unicharm Corp.	37,200	1,207,033
USS Co., Ltd.	95,700	1,508,456
Yamato Holdings Co., Ltd.	39,700	623,106
Zojirushi Corp.	13,600	209,203
Zuken, Inc.	12,900	258,466

		107,639,792

Jersey — 1.3%
boohoo Group PLC†	1,937,977	7,250,865
Breedon Group PLC†	372,593	412,524

		7,663,389

Luxembourg — 0.6%
B&M European Value Retail SA	144,612	622,278
Globant SA†	2,109	238,338
Solutions 30 SE†#	227,916	2,543,549

		3,404,165

Malaysia — 0.1%
Genting Bhd	557,100	654,143

Mauritius — 0.2%
MakeMyTrip, Ltd.†	45,594	1,049,118

Mexico — 0.6%
Arca Continental SAB de CV	80,088	441,475
Concentradora Fibra Danhos SA de CV	250,141	349,483
Genomma Lab Internacional SAB de CV, Class B†	420,047	431,080
Grupo Aeroportuario del Centro Norte SAB de CV	29,154	190,850
Grupo Aeroportuario del Pacifico SAB de CV, Class B	23,572	255,085
Grupo Aeroportuario del Sureste SAB de CV ADR	1,999	333,833
Grupo Financiero Inbursa SAB de CV, Class O	227,748	247,036
Grupo Lala SAB de CV#	220,759	163,974
Orbia Advance Corp SAB de CV	242,851	478,102
Prologis Property Mexico SA de CV	169,842	358,270

		3,249,188

Netherlands — 1.9%
Aalberts NV	24,147	914,824
ASM International NV	12,729	1,492,590
Euronext NV*	5,735	478,782
IMCD NV	36,115	2,961,515
Just Eat Takeaway (Euronext Amsterdam)†#*	25,047	2,201,447
Just Eat Takeaway (LSE)†*	23,079	2,016,609
Wolters Kluwer NV	8,468	622,375

		10,688,142

New Zealand — 0.1%
Freightways, Ltd.	49,848	226,113
Mainfreight, Ltd.	11,550	271,386

		497,499

50

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Norway — 2.8%
Aker Solutions ASA†	186,922	$259,802
Leroy Seafood Group ASA	373,867	2,328,603
Mowi ASA	19,220	407,357
Norway Royal Salmon ASA	100,754	2,339,977
Scatec Solar ASA*	267,872	4,614,344
Tomra Systems ASA	191,670	6,099,780

		16,049,863

Philippines — 0.4%
Metropolitan Bank & Trust Co.	1,160,672	1,279,097
Universal Robina Corp.	347,830	974,220

		2,253,317

Poland — 0.3%
Dino Polska SA†*	40,509	1,486,939

Portugal — 0.1%
Galp Energia SGPS SA	17,247	236,747
NOS SGPS SA	124,900	497,142

		733,889

Singapore — 0.9%
Ascendas India Trust	683,500	811,539
City Developments, Ltd.	207,900	1,457,600
Singapore Technologies Engineering, Ltd.	527,700	1,595,387
Venture Corp., Ltd.	116,363	1,394,195

		5,258,721

South Africa — 0.6%
AVI, Ltd.	171,175	803,314
Clicks Group, Ltd.	180,781	2,790,181

		3,593,495

South Korea — 2.8%
Doosan Bobcat, Inc.	47,012	1,113,019
Douzone Bizon Co., Ltd.	62,397	4,448,132
LG Innotek Co., Ltd.	27,940	3,068,651
Lock&Lock Co., Ltd.†#	45,516	453,500
LS Industrial Systems Co., Ltd.	28,268	1,020,403
Orion Corp.	18,679	1,464,120
Samsung Fire & Marine Insurance Co., Ltd.	7,184	1,170,165
TK Corp.	35,312	255,238
WONIK IPS Co., Ltd.†	108,492	2,823,656

		15,816,884

Spain — 1.7%
Aena SME SA*	2,571	413,849
Amadeus IT Group SA	71,176	5,043,014
Cellnex Telecom SA*	64,000	3,131,377
CEMEX Latam Holdings SA†	81,877	83,292
Viscofan SA	18,200	980,756

		9,652,288

Sweden — 3.6%
Embracer Group AB†	295,125	2,881,088
Essity AB, Class B	45,769	1,372,514
Evolution Gaming Group AB*	262,728	9,624,207
Karnov Group AB†	53,165	288,337
MIPS AB	169,859	3,868,305
Saab AB, Series B	10,601	290,100
Swedish Match AB	27,594	1,615,235
Thule Group AB*	29,382	641,262

		20,581,048

Security Description	Shares	Value (Note 2)

Switzerland — 2.0%
DKSH Holding AG	2,167	$123,288
Dufry AG	4,928	360,452
Julius Baer Group, Ltd.	18,426	774,060
Kardex AG	3,817	600,821
Logitech International SA	99,721	3,906,771
SIG Combibloc Group AG	17,145	255,706
Sika AG	16,196	2,893,649
Sonova Holding AG	5,415	1,296,775
Temenos AG	4,577	658,764
VAT Group AG*	3,550	487,098

		11,357,384

Taiwan — 0.9%
Advantech Co., Ltd.	72,256	685,927
E.Sun Financial Holding Co., Ltd.	1,562,013	1,475,160
Kindom Development Co., Ltd.	1,246,000	1,049,877
PChome Online, Inc.†	208,932	724,481
Tripod Technology Corp.	105,000	361,419
Voltronic Power Technology Corp.	50,547	1,159,238

		5,456,102

Thailand — 0.1%
AEON Thana Sinsap Thailand PCL	117,600	516,165
PTT Global Chemical PCL	261,100	341,321

		857,486

Turkey — 0.0%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	90,111	95,765

United Kingdom — 12.7%
Abcam PLC	148,331	2,209,369
Admiral Group PLC	15,091	412,147
Ashtead Group PLC	8,492	265,811
Auto Trader Group PLC*	228,660	1,543,017
Babcock International Group PLC	65,861	381,835
Beazley PLC	226,739	1,560,341
Bellway PLC	18,091	872,490
Big Yellow Group PLC	36,180	496,228
Britvic PLC	30,971	339,738
Bunzl PLC	45,822	1,113,782
Burberry Group PLC	26,542	579,839
Cairn Energy PLC†	113,936	206,651
Coats Group PLC	569,504	434,614
Compass Group PLC	109,899	2,412,899
Countryside Properties PLC*	678,623	4,137,800
Croda International PLC	80,072	4,695,474
Dechra Pharmaceuticals PLC	45,488	1,562,798
Electrocomponents PLC	140,273	1,104,947
Elementis PLC	40,688	53,742
EMIS Group PLC	23,113	339,650
Essentra PLC	271,244	1,257,410
Forterra PLC*	170,054	720,785
Future PLC	169,907	2,543,778
GB Group PLC	395,214	3,323,851
Greggs PLC	66,004	1,779,763
Halma PLC	48,914	1,219,861
Hargreaves Lansdown PLC	36,395	728,920
Howden Joinery Group PLC	130,290	1,080,397
Ibstock PLC*	136,876	486,899
IG Group Holdings PLC	58,678	508,742
IMI PLC	41,384	542,855
Intertek Group PLC	29,121	1,987,988
Keywords Studios PLC	162,304	3,261,889
Meggitt PLC	70,058	491,155
Moneysupermarket.com Group PLC	287,233	1,152,074
PZ Cussons PLC	17,218	39,373

51

VALIC Company II International Opportunities Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
QinetiQ Group PLC	894,292	$3,996,686
Rathbone Brothers PLC	40,148	859,454
Rightmove PLC	346,577	2,772,377
Rotork PLC	761,647	2,801,057
Schroders PLC	48,342	1,777,682
Shaftesbury PLC	55,904	571,972
Smith & Nephew PLC	78,484	1,757,335
Spectris PLC	14,449	508,875
Spirax-Sarco Engineering PLC	10,703	1,165,213
SSP Group PLC	61,206	398,675
Stagecoach Group PLC	111,285	185,156
Tate & Lyle PLC	20,780	189,656
TechnipFMC PLC	6,371	96,315
UNITE Group PLC	375,155	5,484,141
Vistry Group PLC	187,234	3,085,254
Weir Group PLC	27,706	469,693
Whitbread PLC	13,279	669,377

		72,637,830

United States — 0.8%
Autoliv, Inc. SDR	3,432	236,393
Gran Tierra Energy, Inc.†#	106,006	81,346
SolarEdge Technologies, Inc.†	32,735	4,082,709

		4,400,448

Total Long-Term Investment Securities
(cost $494,907,796)		558,184,085

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Registered Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(2)(3)	6,782,915	6,782,915

U.S. Government Agencies — 0.7%
Federal Home Loan Bank Disc. Notes 1.34% due 03/02/2020	$4,259,000	4,259,000

Total Short-Term Investment Securities
(cost $11,041,759)		11,041,915

Security Description	Shares/ Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $10,431,217 and collateralized by $10,420,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2021 and having an approximate value of $10,640,216 (cost $10,431,000)	$10,431,000	$10,431,000

TOTAL INVESTMENTS
(cost $516,380,555)(4)	101.3%	579,657,000
Liabilities in excess of other assets	(1.3)	(7,337,554)

NET ASSETS	100.0%	$572,319,446

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $36,503,066 representing 6.4% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)

At February 29, 2020, the Fund had loaned securities with a total value of $29,002,770. This was secured by collateral of $6,782,915, which was received in cash and subsequently invested in short-term investments currently valued at $6,782,915 as reported in the Portfolio of Investments. Additional collateral of $23,787,782 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Bills	0.00%	03/12/2020 to 07/30/2020	$67,586
United States Treasury Notes/Bonds	0.13% to 8.75%	03/31/2020 to 05/15/2049	23,720,196

(3)	The rate shown is the 7-day yield as of February 29, 2020.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

LSE—London Stock Exchange

SDR—Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Bermuda	$4,796,691	$9,854,437	**	$0	$14,651,128
Other Countries	80,062,078	463,470,879	**	—	543,532,957
Short Term Investment Securities:
Registered Investment Companies	6,782,915	—		—	6,782,915
U.S. Government Agencies	—	4,259,000		—	4,259,000
Repurchase Agreements	—	10,431,000		—	10,431,000

Total Investments at Value	$91,641,684	$488,015,316		$0	$579,657,000

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

52

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited)

Industry Allocation*

Diversified Banking Institutions	10.8%
Insurance — Property/Casualty	5.6
Insurance — Multi-line	4.8
Electric — Integrated	4.7
Medical — Drugs	3.9
Oil Companies — Exploration & Production	3.2
Electronic Components — Semiconductors	3.0
Agricultural Chemicals	3.0
Oil Refining & Marketing	3.0
Aerospace/Defense — Equipment	3.0
Medical Instruments	2.6
Building Products — Cement	2.6
Real Estate Investment Trusts	2.4
Web Portals/ISP	2.4
Banks — Super Regional	2.2
Cosmetics & Toiletries	2.0
Finance — Investment Banker/Broker	1.9
Diversified Manufacturing Operations	1.8
Medical — Biomedical/Gene	1.6
Drug Delivery Systems	1.6
Finance — Credit Card	1.3
Medical — HMO	1.3
Aerospace/Defense	1.2
Banks — Commercial	1.1
Insurance Brokers	1.0
Oil — Field Services	1.0
Medical Labs & Testing Services	1.0
Transport — Rail	0.9
Airlines	0.9
Auto — Cars/Light Trucks	0.9
Semiconductor Equipment	0.9
Food — Misc./Diversified	0.9
Metal — Copper	0.8
Beverages — Non-alcoholic	0.8
Casino Hotels	0.8
Agricultural Operations	0.8
Tobacco	0.8
Enterprise Software/Service	0.7
Commercial Services	0.7
Computer Services	0.7
Semiconductor Components — Integrated Circuits	0.7
Building — Residential/Commercial	0.7
Gold Mining	0.7
Pharmacy Services	0.7
Telecom Equipment — Fiber Optics	0.7
Investment Management/Advisor Services	0.7
Broadcast Services/Program	0.6
Computer Software	0.6
Oil Companies — Integrated	0.6
Apparel Manufacturers	0.6
Machinery — Pumps	0.6
Internet Security	0.5
Computers	0.5
Banks — Fiduciary	0.5
Computers — Memory Devices	0.5
Agricultural Biotech	0.5
Instruments — Controls	0.5
Building & Construction Products — Misc.	0.5
Chemicals — Diversified	0.4
Advertising Agencies	0.4
Entertainment Software	0.4
Exchange-Traded Funds	0.4
Office Automation & Equipment	0.4
Insurance — Reinsurance	0.4
Chemicals — Specialty	0.3
Internet Infrastructure Software	0.3
Computer Data Security	0.3
Commercial Services — Finance	0.3
Non-Hazardous Waste Disposal	0.3

Networking Products	0.2
Retail — Drug Store	0.2
Auto/Truck Parts & Equipment — Original	0.2
Electronic Measurement Instruments	0.2
Transport-Services	0.1

100.1%

*	Calculated as a percentage of net assets

53

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.7%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	13,860	$960,221

Aerospace/Defense — 1.2%
Northrop Grumman Corp.	5,249	1,726,081
Raytheon Co.	6,854	1,292,390

		3,018,471

Aerospace/Defense - Equipment — 3.0%
L3Harris Technologies, Inc.	10,962	2,167,516
United Technologies Corp.	41,696	5,445,081

		7,612,597

Agricultural Biotech — 0.5%
Corteva, Inc.	46,855	1,274,456

Agricultural Chemicals — 3.0%
CF Industries Holdings, Inc.	132,012	4,865,962
Mosaic Co.	106,538	1,814,342
Nutrien, Ltd.	25,315	1,023,486

		7,703,790

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	53,199	2,002,942

Airlines — 0.9%
Delta Air Lines, Inc.	52,655	2,428,975

Apparel Manufacturers — 0.6%
PVH Corp.	20,108	1,490,204

Auto - Cars/Light Trucks — 0.9%
General Motors Co.	78,998	2,409,439

Auto/Truck Parts & Equipment - Original — 0.2%
Aptiv PLC	6,051	472,644

Banks - Commercial — 1.1%
Citizens Financial Group, Inc.	39,988	1,267,220
M&T Bank Corp.	10,891	1,528,878

		2,796,098

Banks - Fiduciary — 0.5%
State Street Corp.	19,666	1,339,451

Banks - Super Regional — 2.2%
Fifth Third Bancorp	28,808	702,915
PNC Financial Services Group, Inc.	12,108	1,530,451
US Bancorp	45,187	2,098,484
Wells Fargo & Co.	30,244	1,235,468

		5,567,318

Beverages - Non-alcoholic — 0.8%
PepsiCo, Inc.	15,570	2,055,707

Broadcast Services/Program — 0.6%
Fox Corp., Class B	54,125	1,648,106

Building & Construction Products - Misc. — 0.5%
Louisiana-Pacific Corp.	40,625	1,155,781

Building Products - Cement — 2.6%
Martin Marietta Materials, Inc.	14,442	3,285,988
Vulcan Materials Co.	28,001	3,367,400

		6,653,388

Building - Residential/Commercial — 0.7%
Lennar Corp., Class A	30,682	1,851,352

Casino Hotels — 0.8%
Las Vegas Sands Corp.	34,937	2,037,176

Security Description	Shares	Value (Note 2)

Chemicals - Diversified — 0.4%
DuPont de Nemours, Inc.	26,198	$1,123,894

Chemicals - Specialty — 0.3%
W.R. Grace & Co.	15,436	873,060

Commercial Services — 0.7%
Quanta Services, Inc.	50,101	1,910,351

Commercial Services - Finance — 0.3%
Global Payments, Inc.	3,797	698,534

Computer Data Security — 0.3%
Check Point Software Technologies, Ltd.†	7,942	824,380

Computer Services — 0.7%
International Business Machines Corp.	14,646	1,906,177

Computer Software — 0.6%
Citrix Systems, Inc.	15,376	1,589,725

Computers — 0.5%
Apple, Inc.	4,977	1,360,513

Computers - Memory Devices — 0.5%
Western Digital Corp.	23,626	1,312,661

Cosmetics & Toiletries — 2.0%
Colgate-Palmolive Co.	38,386	2,593,742
Procter & Gamble Co.	5,481	620,614
Unilever PLC ADR#	33,866	1,826,393

		5,040,749

Diversified Banking Institutions — 9.8%
Bank of America Corp.	125,885	3,587,723
Citigroup, Inc.	65,244	4,140,384
Goldman Sachs Group, Inc.	22,172	4,451,472
JPMorgan Chase & Co.	75,711	8,790,804
Morgan Stanley	96,555	4,347,872

		25,318,255

Diversified Manufacturing Operations — 1.8%
3M Co.	1,849	274,607
Carlisle Cos., Inc.	5,369	780,062
Eaton Corp. PLC	21,089	1,913,194
Trane Technologies PLC	12,056	1,555,707

		4,523,570

Drug Delivery Systems — 1.6%
Becton Dickinson and Co.	16,888	4,016,304

Electric - Integrated — 4.7%
Edison International	26,756	1,797,735
Entergy Corp.	13,791	1,612,306
Evergy, Inc.	29,782	1,946,254
PPL Corp.	223,929	6,720,109

		12,076,404

Electronic Components - Semiconductors — 3.0%
Broadcom, Inc.	5,071	1,382,456
Intel Corp.	63,574	3,529,629
Microchip Technology, Inc.#	15,513	1,407,184
Micron Technology, Inc.†	27,477	1,444,191

		7,763,460

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	5,235	403,461

Enterprise Software/Service — 0.7%
Oracle Corp.	38,860	1,922,016

54

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Entertainment Software — 0.4%
Electronic Arts, Inc.†	9,419	$954,804

Finance - Credit Card — 1.3%
Capital One Financial Corp.	24,944	2,201,558
Discover Financial Services	18,428	1,208,508

		3,410,066

Finance - Investment Banker/Broker — 1.9%
Charles Schwab Corp.	72,211	2,942,598
E*TRADE Financial Corp.	41,442	1,897,215

		4,839,813

Food - Misc./Diversified — 0.9%
Conagra Brands, Inc.	42,521	1,134,886
Kellogg Co.	18,628	1,126,435

		2,261,321

Gold Mining — 0.7%
Newmont Corp.	40,921	1,826,304

Instruments - Controls — 0.5%
Honeywell International, Inc.	7,213	1,169,732

Insurance Brokers — 1.0%
Willis Towers Watson PLC	14,126	2,673,345

Insurance - Multi-line — 4.8%
Chubb, Ltd.	32,162	4,664,455
Hartford Financial Services Group, Inc.	80,015	3,996,749
Voya Financial, Inc.#	67,767	3,567,255

		12,228,459

Insurance - Property/Casualty — 5.6%
Assurant, Inc.	22,104	2,665,521
Berkshire Hathaway, Inc., Class B†	56,957	11,752,508

		14,418,029

Insurance - Reinsurance — 0.4%
RenaissanceRe Holdings, Ltd.	5,354	912,322

Internet Infrastructure Software — 0.3%
F5 Networks, Inc.†	7,249	869,518

Internet Security — 0.5%
Proofpoint, Inc.†	13,060	1,392,849

Investment Management/Advisor Services — 0.7%
LPL Financial Holdings, Inc.	21,969	1,746,096

Machinery - Pumps — 0.6%
Ingersoll Rand, Inc.†#	43,687	1,432,497

Medical Instruments — 2.6%
Alcon, Inc.†	17,112	1,048,966
Medtronic PLC	57,085	5,746,747

		6,795,713

Medical Labs & Testing Services — 1.0%
Laboratory Corp. of America Holdings†	14,018	2,462,822

Medical - Biomedical/Gene — 1.6%
Biogen, Inc.†	4,759	1,467,628
Gilead Sciences, Inc.	37,190	2,579,498

		4,047,126

Medical - Drugs — 3.9%
AbbVie, Inc.	23,359	2,002,100
Bristol-Myers Squibb Co.	24,253	1,432,382
Eli Lilly & Co.	7,501	946,101
Johnson & Johnson	16,452	2,212,465

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Merck & Co., Inc.	20,037	$1,534,033
Pfizer, Inc.	59,771	1,997,547

		10,124,628

Medical - HMO — 1.3%
Anthem, Inc.	7,359	1,891,925
Humana, Inc.	4,385	1,401,797

		3,293,722

Metal - Copper — 0.8%
Freeport-McMoRan, Inc.	212,008	2,111,600

Networking Products — 0.2%
Cisco Systems, Inc.	13,174	526,038

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	7,551	681,553

Office Automation & Equipment — 0.4%
Zebra Technologies Corp., Class A†	4,476	944,302

Oil Companies - Exploration & Production — 3.2%
Concho Resources, Inc.	11,758	799,779
ConocoPhillips	18,473	894,463
Hess Corp.	81,781	4,594,457
Pioneer Natural Resources Co.	15,871	1,948,641

		8,237,340

Oil Companies - Integrated — 0.6%
Chevron Corp.	16,834	1,571,286

Oil Refining & Marketing — 3.0%
Marathon Petroleum Corp.	107,026	5,075,173
Phillips 66	34,309	2,568,372

		7,643,545

Oil - Field Services — 1.0%
Apergy Corp.†	48,237	897,208
Schlumberger, Ltd.	61,960	1,678,497

		2,575,705

Pharmacy Services — 0.7%
Cigna Corp.	5,051	924,030
CVS Health Corp.	14,716	870,893

		1,794,923

Real Estate Investment Trusts — 2.4%
Camden Property Trust	6,796	720,240
Equity Residential	19,435	1,459,568
Public Storage	8,718	1,823,108
Weyerhaeuser Co.	87,269	2,267,249

		6,270,165

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	10,621	486,017

Semiconductor Components - Integrated Circuits — 0.7%
QUALCOMM, Inc.	24,284	1,901,437

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	41,125	2,390,185

Telecom Equipment - Fiber Optics — 0.7%
Corning, Inc.	74,027	1,766,284

Tobacco — 0.8%
Philip Morris International, Inc.	24,051	1,969,055

Transport - Rail — 0.9%
Union Pacific Corp.	15,225	2,433,107

55

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Transport - Services — 0.1%
United Parcel Service, Inc., Class B	3,791	$343,199

Web Portals/ISP — 2.4%
Alphabet, Inc., Class A†	4,533	6,070,820

Total Common Stocks
(cost $263,410,595)		253,717,357

EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Value ETF (cost $1,063,795)	7,768	941,093

Total Long-Term Investment Securities
(cost $264,474,390)		254,658,450

SHORT-TERM INVESTMENT SECURITIES — 1.0%
Commercial Paper — 1.0%
Credit Agricole Corporate and Investment Bank 1.58% due 03/02/2020 (cost $2,599,888)	$2,600,000	2,599,651

TOTAL INVESTMENTS
(cost $267,074,278)(1)	100.1%	257,258,101
Liabilities in excess of other assets	(0.1)	(148,122)

NET ASSETS	100.0%	$257,109,979

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At February 29, 2020, the Fund had loaned securities with a total value of $6,278,846. This was secured by collateral of $6,709,975 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Bills	0.00%	03/12/2020 to 05/21/2020	$118,937
United States Treasury Notes/Bonds	0.13% to 8.00%	03/31/2020 to 11/15/2049	6,591,038

(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF—Exchange-Traded Funds

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$253,717,357	$—	$—	$253,717,357
Exchange-Traded Funds	941,093	—	—	941,093
Short-Term Investment Securities	—	2,599,651	—	2,599,651

Total Investments at Value	$254,658,450	$2,599,651	$—	$257,258,101

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

56

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited)

Industry Allocation*

Enterprise Software/Service	5.6%
Banks — Commercial	5.3
Insurance — Property/Casualty	5.1
Medical Products	4.9
Distribution/Wholesale	3.8
Medical Instruments	3.6
Computer Services	3.5
Commercial Services — Finance	3.3
Medical — Biomedical/Gene	3.0
Medical — Drugs	2.6
Lasers — System/Components	2.6
Apparel Manufacturers	2.5
Hotels/Motels	2.3
Electronic Components — Semiconductors	2.1
Containers — Metal/Glass	2.0
Computer Software	1.9
Building — Residential/Commercial	1.8
Funeral Services & Related Items	1.8
Web Hosting/Design	1.8
Commercial Services	1.7
Computers — Other	1.7
Gas — Distribution	1.6
Machinery — General Industrial	1.6
Building Products — Air & Heating	1.5
E-Commerce/Products	1.5
Real Estate Investment Trusts	1.5
Firearms & Ammunition	1.4
Machinery — Pumps	1.3
Semiconductor Equipment	1.3
Cable/Satellite TV	1.3
Data Processing/Management	1.2
Physical Therapy/Rehabilitation Centers	1.2
Finance — Auto Loans	1.2
Internet Infrastructure Software	1.1
Applications Software	1.1
Disposable Medical Products	1.1
Electronic Measurement Instruments	1.1
Machine Tools & Related Products	1.0
Healthcare Safety Devices	1.0
Real Estate Management/Services	1.0
Athletic Equipment	1.0
E-Commerce/Services	1.0
Retail — Automobile	0.9
E-Services/Consulting	0.9
Rental Auto/Equipment	0.9
Banks — Fiduciary	0.9
Food — Wholesale/Distribution	0.8
Computer Aided Design	0.8
Auto — Heavy Duty Trucks	0.8
Registered Investment Companies	0.7
Instruments — Controls	0.7
Diagnostic Equipment	0.7
Containers — Paper/Plastic	0.7
Telecommunication Equipment	0.7
Aerospace/Defense — Equipment	0.6
Electric — Integrated	0.6
Internet Content — Entertainment	0.5
Multimedia	0.5
Oil Companies — Exploration & Production	0.3
Repurchase Agreements	0.1

101.0%

*	Calculated as a percentage of net assets

57

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 100.2%
Aerospace/Defense - Equipment — 0.6%
HEICO Corp., Class A	15,356	$1,356,396

Apparel Manufacturers — 2.5%
Carter’s, Inc.	27,806	2,543,415
PVH Corp.	29,082	2,155,267
Under Armour, Inc., Class C†	78,331	977,571

		5,676,253

Applications Software — 1.1%
PTC, Inc.†	32,351	2,444,118

Athletic Equipment — 1.0%
YETI Holdings, Inc.†#	71,893	2,174,763

Auto - Heavy Duty Trucks — 0.8%
PACCAR, Inc.	26,993	1,805,832

Banks - Commercial — 5.3%
Cullen/Frost Bankers, Inc.#	24,078	1,887,474
First Citizens BancShares, Inc., Class A	3,936	1,784,228
First Republic Bank	26,103	2,625,179
M&T Bank Corp.	14,788	2,075,939
Prosperity Bancshares, Inc.	32,103	2,073,854
South State Corp.	21,706	1,478,613

		11,925,287

Banks - Fiduciary — 0.9%
Northern Trust Corp.	22,394	1,965,297

Building Products-Air & Heating — 1.5%
Lennox International, Inc.	14,849	3,387,502

Building - Residential/Commercial — 1.8%
NVR, Inc.†	1,112	4,077,904

Cable/Satellite TV — 1.3%
Cable One, Inc.	1,874	2,947,840

Commercial Services — 1.7%
Cintas Corp.	263	70,153
CoStar Group, Inc.†	3,780	2,523,490
Healthcare Services Group, Inc.	48,395	1,332,798

		3,926,441

Commercial Services-Finance — 3.3%
TransUnion	25,013	2,224,156
WEX, Inc.†	27,934	5,230,362

		7,454,518

Computer Aided Design — 0.8%
Aspen Technology, Inc.†	17,293	1,841,877

Computer Services — 3.5%
EPAM Systems, Inc.†	10,306	2,300,299
Genpact, Ltd.	146,092	5,618,699

		7,918,998

Computer Software — 1.9%
Akamai Technologies, Inc.†	25,177	2,178,063
Teradata Corp.†	110,246	2,198,305

		4,376,368

Computers - Other — 1.7%
Lumentum Holdings, Inc.†	47,843	3,723,142

Containers - Metal/Glass — 2.0%
Ball Corp.	44,110	3,107,990
Silgan Holdings, Inc.	48,879	1,399,406

		4,507,396

Security Description	Shares	Value (Note 2)

Containers - Paper/Plastic — 0.7%
Packaging Corp. of America	17,481	$1,584,128

Data Processing/Management — 1.2%
Fair Isaac Corp.†	7,242	2,723,209

Diagnostic Equipment — 0.7%
Repligen Corp.†	18,946	1,621,778

Disposable Medical Products — 1.1%
Teleflex, Inc.	7,163	2,399,748

Distribution/Wholesale — 3.8%
Fastenal Co.	67,610	2,313,614
IAA, Inc.†	56,039	2,393,986
KAR Auction Services, Inc.#	115,744	2,228,072
Watsco, Inc.	10,627	1,668,227

		8,603,899

E-Commerce/Products — 1.5%
Etsy, Inc.†	40,264	2,327,662
Wayfair, Inc., Class A†#	16,429	1,038,477

		3,366,139

E-Commerce/Services — 1.0%
Cargurus, Inc.†#	54,614	1,392,111
GrubHub, Inc.†#	15,868	763,409

		2,155,520

E-Services/Consulting — 0.9%
CDW Corp.	17,274	1,973,036

Electric - Integrated — 0.6%
Black Hills Corp.	17,233	1,244,223

Electronic Components-Semiconductors — 2.1%
Monolithic Power Systems, Inc.	17,512	2,778,104
Silicon Laboratories, Inc.†	22,672	2,010,553

		4,788,657

Electronic Measurement Instruments — 1.1%
National Instruments Corp.	58,708	2,364,758

Enterprise Software/Service — 5.6%
Alteryx, Inc., Class A†#	13,030	1,819,249
Black Knight, Inc.†	45,595	3,041,642
Blackbaud, Inc.	34,428	2,334,218
Guidewire Software, Inc.†	26,934	2,952,236
Veeva Systems, Inc., Class A†	16,581	2,354,005

		12,501,350

Finance - Auto Loans — 1.2%
Credit Acceptance Corp.†#	6,502	2,621,606

Firearms & Ammunition — 1.4%
Axon Enterprise, Inc.†	40,556	3,137,818

Food - Wholesale/Distribution — 0.8%
Performance Food Group Co.†	43,941	1,863,098

Funeral Services & Related Items — 1.8%
Service Corp. International	83,669	3,998,542

Gas - Distribution — 1.6%
NiSource, Inc.	34,503	932,271
UGI Corp.	73,818	2,660,401

		3,592,672

Healthcare Safety Devices — 1.0%
Tandem Diabetes Care, Inc.†	30,324	2,263,990

58

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Hotels/Motels — 2.3%
Choice Hotels International, Inc.	39,672	$3,621,260
Hyatt Hotels Corp., Class A	19,940	1,527,404

		5,148,664

Instruments - Controls — 0.7%
Mettler-Toledo International, Inc.†	2,323	1,630,049

Insurance - Property/Casualty — 5.1%
Alleghany Corp.	2,427	1,631,551
Erie Indemnity Co., Class A	5,069	724,462
Fidelity National Financial, Inc.	41,182	1,596,214
Markel Corp.†	3,384	3,998,534
White Mountains Insurance Group, Ltd.	1,918	1,899,012
WR Berkley Corp.	25,589	1,718,045

		11,567,818

Internet Content - Entertainment — 0.5%
Roku, Inc.†#	10,049	1,142,270

Internet Infrastructure Software — 1.1%
F5 Networks, Inc.†	20,656	2,477,687

Lasers - System/Components — 2.6%
Coherent, Inc.†	20,890	2,688,752
II-VI, Inc.†#	105,367	3,128,346

		5,817,098

Machine Tools & Related Products — 1.0%
Lincoln Electric Holdings, Inc.	27,734	2,271,137

Machinery - General Industrial — 1.6%
IDEX Corp.	24,104	3,567,392

Machinery - Pumps — 1.3%
Ingersoll Rand, Inc.†#	92,263	3,025,304

Medical Instruments — 3.6%
Bio-Techne Corp.	13,947	2,634,449
Integra LifeSciences Holdings Corp.†	49,967	2,603,281
NuVasive, Inc.†	44,836	2,950,657

		8,188,387

Medical Products — 4.9%
Hill-Rom Holdings, Inc.	27,581	2,649,155
Masimo Corp.†	19,651	3,209,598
STERIS PLC	13,910	2,206,404
Varian Medical Systems, Inc.†	23,755	2,921,152

		10,986,309

Medical-Biomedical/Gene — 3.0%
Alnylam Pharmaceuticals, Inc.†	19,220	2,261,425
Apellis Pharmaceuticals, Inc.†	30,935	1,070,970
Ionis Pharmaceuticals, Inc.†	39,807	2,021,399
PTC Therapeutics, Inc.†	24,228	1,328,664

		6,682,458

Medical - Drugs — 2.6%
Aerie Pharmaceuticals, Inc.†#	51,577	902,598
PRA Health Sciences, Inc.†	29,244	2,754,785
Reata Pharmaceuticals, Inc., Class A†	11,699	2,278,380

		5,935,763

Multimedia — 0.5%
FactSet Research Systems, Inc.	4,291	1,141,363

Oil Companies - Exploration & Production — 0.3%
WPX Energy, Inc.†	64,377	600,637

Physical Therapy/Rehabilitation Centers — 1.2%
Encompass Health Corp.	35,291	2,641,178

Security Description	Shares/ Principal Amount	Value (Note 2)

Real Estate Investment Trusts — 1.5%
Douglas Emmett, Inc.	41,607	$1,588,555
Equity Commonwealth	56,005	1,761,918

		3,350,473

Real Estate Management/Services — 1.0%
Redfin Corp.†	80,548	2,179,629

Rental Auto/Equipment — 0.9%
AMERCO	6,105	1,968,924

Retail-Automobile — 0.9%
CarMax, Inc.†	23,836	2,081,121

Semiconductor Equipment — 1.3%
MKS Instruments, Inc.	29,927	2,998,386

Telecommunication Equipment — 0.7%
CommScope Holding Co., Inc.†	143,715	1,582,302

Web Hosting/Design — 1.8%
Q2 Holdings, Inc.†#	23,161	1,745,645
VeriSign, Inc.†	11,664	2,213,244

		3,958,889

Total Long-Term Investment Securities
(cost $213,014,156)		225,257,341

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(1)(3) (cost $1,695,826)	1,695,826	1,695,826

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $197,004 and collateralized by $200,000 of United States Treasury Notes, bearing interest at 2.13%, due 12/31/2021 and having an approximate value of $204,227 (cost $197,000)	$197,000	197,000

TOTAL INVESTMENTS
(cost $214,906,982)(2)	101.0%	227,150,167
Liabilities in excess of other assets	(1.0)	(2,245,408)

NET ASSETS	100.0%	$224,904,759

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At February 29, 2020, the Fund had loaned securities with a total value of $18,158,150. This was secured by collateral of $1,695,826, which was received in cash and subsequently invested in short-term investments currently valued at $1,695,826 as reported in the Portfolio of Investments. Additional collateral of $16,867,938 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Bills	0.00%	03/12/2020 to 06/18/2020	$326,086
United States Treasury Notes/Bonds	0.13% to 8.75%	03/31/2020 to 11/15/2049	16,541,852

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of February 29, 2020.

59

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$225,257,341	$—	$—	$225,257,341
Short-Term Investment Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	1,695,826	—	—	1,695,826
Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	—	197,000	—	197,000

Total Investments at Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	$226,953,167	$197,000	$—	$227,150,167

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

60

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	10.4%
Banks — Commercial	5.8
Electric — Integrated	4.9
Insurance — Property/Casualty	3.6
Computer Services	2.8
Machinery — Pumps	2.5
Chemicals — Diversified	2.3
Oil Companies — Exploration & Production	2.2
Banks — Super Regional	2.2
Insurance — Multi-line	2.1
Medical Products	2.0
Diversified Manufacturing Operations	2.0
Semiconductor Equipment	1.9
Medical — HMO	1.7
Medical Labs & Testing Services	1.6
Steel — Producers	1.5
Aerospace/Defense — Equipment	1.4
Oil Refining & Marketing	1.3
Machine Tools & Related Products	1.3
Hotels/Motels	1.3
Insurance — Reinsurance	1.2
Finance — Consumer Loans	1.2
Insurance Brokers	1.1
Airlines	1.1
Insurance — Life/Health	1.1
Building & Construction Products — Misc.	1.1
Entertainment Software	1.0
Electronic Components — Semiconductors	1.0
Building — Residential/Commercial	1.0
Computers — Other	1.0
Repurchase Agreements	0.9
Investment Management/Advisor Services	0.9
Medical — Hospitals	0.9
Physical Therapy/Rehabilitation Centers	0.9
Food — Misc./Diversified	0.9
Finance — Credit Card	0.8
Electric Products — Misc.	0.8
Electronic Components — Misc.	0.8
Containers — Metal/Glass	0.7
Medical — Wholesale Drug Distribution	0.7
Hazardous Waste Disposal	0.7
Food — Wholesale/Distribution	0.7
Casino Hotels	0.7
Commercial Services — Finance	0.7
Registered Investment Companies	0.7
Electronic Connectors	0.7
Chemicals — Specialty	0.6
Data Processing/Management	0.6
Savings & Loans/Thrifts	0.6
Footwear & Related Apparel	0.6
Transport — Rail	0.6
Auto/Truck Parts & Equipment — Original	0.6
Lasers — System/Components	0.6
Agricultural Biotech	0.6
Cellular Telecom	0.6
Retail — Auto Parts	0.6
Diagnostic Kits	0.6
Retail — Apparel/Shoe	0.6
Distribution/Wholesale	0.6
E-Commerce/Products	0.5
Batteries/Battery Systems	0.5
Semiconductor Components — Integrated Circuits	0.5
Building Products — Cement	0.5
Transport — Truck	0.5
Auto — Heavy Duty Trucks	0.5
Agricultural Chemicals	0.5
Human Resources	0.5
Food — Meat Products	0.4

Shipbuilding	0.4
Publishing — Newspapers	0.4
Textile — Home Furnishings	0.4
Theaters	0.4
Building Products — Doors & Windows	0.4
Gas — Distribution	0.4
Applications Software	0.4
Aerospace/Defense	0.3
Appliances	0.3
Motion Pictures & Services	0.3
Cable/Satellite TV	0.3
Computers — Memory Devices	0.3
Transport — Services	0.3
Beverages — Non-alcoholic	0.3
Medical — Drugs	0.3
Independent Power Producers	0.3
E-Commerce/Services	0.3
Building Products — Wood	0.3
Medical Information Systems	0.2
Banks — Fiduciary	0.2
Medical Instruments	0.2
Computers	0.2
Retail — Gardening Products	0.2
Diagnostic Equipment	0.2
Dialysis Centers	0.2
Office Supplies & Forms	0.2
Finance — Leasing Companies	0.2
Machinery — Construction & Mining	0.2
Advertising Agencies	0.2
Finance — Investment Banker/Broker	0.2
Electronic Parts Distribution	0.2
Retail — Discount	0.2
Containers — Paper/Plastic	0.2
Oil — Field Services	0.2
Office Automation & Equipment	0.1
Computer Software	0.1
Gambling (Non-Hotel)	0.1
Internet Content — Information/News	0.1

100.0%

*	Calculated as a percentage of net assets

61

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.4%
Advertising Agencies — 0.2%
Omnicom Group, Inc.#	17,961	$1,244,338

Aerospace/Defense — 0.3%
Spirit AeroSystems Holdings, Inc., Class A	46,764	2,471,010

Aerospace/Defense - Equipment — 1.4%
L3Harris Technologies, Inc.	27,193	5,376,872
Moog, Inc., Class A	55,655	4,292,113

		9,668,985

Agricultural Biotech — 0.6%
Corteva, Inc.	148,979	4,052,229

Agricultural Chemicals — 0.5%
Mosaic Co.	95,262	1,622,312
Nutrien, Ltd.	41,518	1,678,573

		3,300,885

Airlines — 1.1%
JetBlue Airways Corp.†	217,160	3,426,785
Southwest Airlines Co.	94,829	4,380,151

		7,806,936

Appliances — 0.3%
Whirlpool Corp.#	18,881	2,414,125

Applications Software — 0.4%
CDK Global, Inc.	54,515	2,508,780

Auto-Heavy Duty Trucks — 0.5%
Cummins, Inc.	10,907	1,650,120
PACCAR, Inc.	27,104	1,813,258

		3,463,378

Auto/Truck Parts & Equipment - Original — 0.6%
Lear Corp.	12,777	1,420,802
WABCO Holdings, Inc.†	19,618	2,650,392

		4,071,194

Banks - Commercial — 5.8%
Atlantic Union Bankshares Corp.	125,245	3,724,786
BancorpSouth Bank	101,016	2,471,862
East West Bancorp, Inc.	83,642	3,240,291
First Midwest Bancorp, Inc.	163,035	2,959,085
IBERIABANK Corp.	59,610	3,587,926
Regions Financial Corp.	274,590	3,712,457
South State Corp.	51,925	3,537,131
Synovus Financial Corp.	141,283	4,100,033
Truist Financial Corp.	116,980	5,397,457
Western Alliance Bancorp	89,367	4,114,457
Zions Bancorp NA	96,692	3,862,845

		40,708,330

Banks - Fiduciary — 0.2%
State Street Corp.	24,306	1,655,482

Banks - Super Regional — 2.2%
Fifth Third Bancorp	194,674	4,750,045
Huntington Bancshares, Inc.	461,351	5,660,777
KeyCorp	292,546	4,783,127

		15,193,949

Batteries/Battery Systems — 0.5%
EnerSys	60,492	3,725,097

Beverages - Non-alcoholic — 0.3%
Coca-Cola European Partners PLC	41,424	2,110,967

Security Description	Shares	Value (Note 2)

Building & Construction Products - Misc. — 1.1%
Fortune Brands Home & Security, Inc.	80,908	$4,996,069
Owens Corning	46,893	2,648,986

		7,645,055

Building Products - Cement — 0.5%
Buzzi Unicem SpA	86,281	1,897,597
Eagle Materials, Inc.	20,594	1,625,484

		3,523,081

Building Products - Doors & Windows — 0.4%
JELD-WEN Holding, Inc.†	136,659	2,569,189

Building Products - Wood — 0.3%
Masco Corp.	43,195	1,784,817

Building - Residential/Commercial — 1.0%
Lennar Corp., Class A	117,595	7,095,682

Cable/Satellite TV — 0.3%
Altice USA, Inc., Class A†	88,140	2,279,300

Casino Hotels — 0.7%
Las Vegas Sands Corp.	46,806	2,729,258
Wynn Resorts, Ltd.	19,369	2,091,464

		4,820,722

Cellular Telecom — 0.6%
Millicom International Cellular SA SDR	87,570	4,048,216

Chemicals - Diversified — 2.3%
Celanese Corp.	57,072	5,349,929
DuPont de Nemours, Inc.	33,720	1,446,588
FMC Corp.	103,649	9,649,722

		16,446,239

Chemicals - Specialty — 0.6%
Cabot Corp.	76,033	2,842,114
Rogers Corp.†	14,796	1,716,336

		4,558,450

Commercial Services - Finance — 0.7%
EVERTEC, Inc.	37,382	1,109,498
Global Payments, Inc.	13,072	2,404,856
Moody’s Corp.	5,117	1,228,233

		4,742,587

Computer Services — 2.8%
Amdocs, Ltd.	106,427	6,784,722
Leidos Holdings, Inc.	99,108	10,173,436
Science Applications International Corp.	36,271	2,906,395

		19,864,553

Computer Software — 0.1%
SS&C Technologies Holdings, Inc.	18,746	1,040,403

Computers — 0.2%
Hewlett Packard Enterprise Co.	124,125	1,587,559

Computers - Memory Devices — 0.3%
Western Digital Corp.	40,464	2,248,180

Computers - Other — 1.0%
Lumentum Holdings, Inc.†	87,320	6,795,242

Containers - Metal/Glass — 0.7%
Crown Holdings, Inc.†	72,825	5,134,163

Containers - Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	83,304	1,126,270

62

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	31,229	$4,363,316

Diagnostic Equipment — 0.2%
Avantor, Inc.†	93,946	1,479,650

Diagnostic Kits — 0.6%
QIAGEN NV†	110,805	3,977,900

Dialysis Centers — 0.2%
DaVita, Inc.†	18,700	1,451,494

Distribution/Wholesale — 0.6%
HD Supply Holdings, Inc.†	84,408	3,209,192
KAR Auction Services, Inc.#	37,081	713,809

		3,923,001

Diversified Manufacturing Operations — 2.0%
Eaton Corp. PLC	39,891	3,618,911
ITT, Inc.	51,287	3,084,913
Parker-Hannifin Corp.	16,758	3,096,376
Textron, Inc.	61,770	2,507,862
Trane Technologies PLC	13,090	1,689,134

		13,997,196

E-Commerce/Products — 0.5%
eBay, Inc.	110,933	3,842,719

E-Commerce/Services — 0.3%
Expedia Group, Inc.	19,176	1,891,137

Electric Products - Misc. — 0.8%
AMETEK, Inc.	65,338	5,619,068

Electric - Integrated — 4.9%
Alliant Energy Corp.	97,348	5,073,778
American Electric Power Co., Inc.	25,342	2,262,027
DTE Energy Co.	30,722	3,430,726
Edison International	49,118	3,300,238
Entergy Corp.	41,045	4,798,571
Evergy, Inc.	95,875	6,265,431
FirstEnergy Corp.	76,569	3,409,618
Xcel Energy, Inc.	96,516	6,014,877

		34,555,266

Electronic Components - Misc. — 0.8%
Flex, Ltd.†	106,578	1,184,081
Gentex Corp.	49,693	1,326,803
Hubbell, Inc.	11,886	1,583,691
Sensata Technologies Holding PLC†	31,007	1,265,086

		5,359,661

Electronic Components - Semiconductors — 1.0%
Marvell Technology Group, Ltd.	63,025	1,342,432
ON Semiconductor Corp.†	86,669	1,617,244
Qorvo, Inc.†	41,262	4,150,132

		7,109,808

Electronic Connectors — 0.7%
TE Connectivity, Ltd.	55,972	4,638,400

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	18,530	1,242,622

Entertainment Software — 1.0%
Activision Blizzard, Inc.	50,822	2,954,283
Electronic Arts, Inc.†	22,845	2,315,797
NetEase, Inc. ADR	5,969	1,902,380

		7,172,460

Security Description	Shares	Value (Note 2)

Finance - Consumer Loans — 1.2%
SLM Corp.	646,099	$6,700,047
Synchrony Financial	54,795	1,594,534

		8,294,581

Finance - Credit Card — 0.8%
Discover Financial Services	89,335	5,858,589

Finance - Investment Banker/Broker — 0.2%
TD Ameritrade Holding Corp.	29,430	1,242,829

Finance - Leasing Companies — 0.2%
Air Lease Corp.	34,761	1,333,432

Food - Meat Products — 0.4%
Tyson Foods, Inc., Class A	46,535	3,156,469

Food - Misc./Diversified — 0.9%
Nomad Foods, Ltd.†	147,367	2,720,395
Post Holdings, Inc.†	32,955	3,337,023

		6,057,418

Food - Wholesale/Distribution — 0.7%
US Foods Holding Corp.†	146,020	4,912,113

Footwear & Related Apparel — 0.6%
Steven Madden, Ltd.	129,009	4,218,594

Gambling (Non-Hotel) — 0.1%
International Game Technology PLC#	97,453	1,036,900

Gas - Distribution — 0.4%
UGI Corp.	69,827	2,516,565

Hazardous Waste Disposal — 0.7%
Clean Harbors, Inc.†	70,849	4,925,422

Hotels/Motels — 1.3%
Wyndham Destinations, Inc.	43,090	1,719,291
Wyndham Hotels & Resorts, Inc.	139,995	7,132,745

		8,852,036

Human Resources — 0.5%
ManpowerGroup, Inc.	22,308	1,694,070
Robert Half International, Inc.	30,393	1,532,111

		3,226,181

Independent Power Producers — 0.3%
Vistra Energy Corp.	102,373	1,968,633

Insurance Brokers — 1.1%
Aon PLC	27,334	5,685,472
Marsh & McLennan Cos., Inc.	22,628	2,365,984

		8,051,456

Insurance - Life/Health — 1.1%
CNO Financial Group, Inc.	342,308	5,483,774
Globe Life, Inc.	23,591	2,185,942

		7,669,716

Insurance - Multi-line — 2.1%
Allstate Corp.	20,225	2,128,681
Kemper Corp.	71,337	4,910,839
Loews Corp.	54,006	2,464,294
Voya Financial, Inc.#	96,426	5,075,865

		14,579,679

Insurance-Property/Casualty — 3.6%
Alleghany Corp.	12,347	8,300,271
Assurant, Inc.	42,479	5,122,543
Hanover Insurance Group, Inc.	41,154	4,878,395
Lancashire Holdings, Ltd.	243,451	2,255,184

63

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty (continued)
Progressive Corp.	31,595	$2,311,490
Travelers Cos., Inc.	13,235	1,585,685
WR Berkley Corp.	16,524	1,109,421

		25,562,989

Insurance - Reinsurance — 1.2%
Everest Re Group, Ltd.	7,226	1,791,181
Reinsurance Group of America, Inc.	55,855	6,815,986

		8,607,167

Internet Content - Information/News — 0.1%
Yelp, Inc.†	32,010	1,000,953

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	34,770	4,913,001
Raymond James Financial, Inc.	18,609	1,556,271

		6,469,272

Lasers - System/Components — 0.6%
Coherent, Inc.†	31,551	4,060,929

Machine Tools & Related Products — 1.3%
Colfax Corp.†	129,702	4,341,126
Kennametal, Inc.	167,235	4,649,133

		8,990,259

Machinery - Construction & Mining — 0.2%
Oshkosh Corp.	18,017	1,299,927

Machinery - Pumps — 2.5%
Curtiss-Wright Corp.	18,973	2,275,622
Dover Corp.	56,689	5,824,228
Ingersoll Rand, Inc.†#	163,352	5,356,312
SPX FLOW, Inc.†	112,120	4,123,773

		17,579,935

Medical Information Systems — 0.2%
Change Healthcare, Inc.†#	126,543	1,719,719

Medical Instruments — 0.2%
Boston Scientific Corp.†	43,342	1,620,557

Medical Labs & Testing Services — 1.6%
ICON PLC†	18,512	2,888,983
IQVIA Holdings, Inc.†	22,337	3,115,788
Laboratory Corp. of America Holdings†	21,753	3,821,784
PPD, Inc.†	53,086	1,480,038

		11,306,593

Medical Products — 2.0%
Avanos Medical, Inc.†	64,512	2,090,834
Hill-Rom Holdings, Inc.	53,272	5,116,775
STERIS PLC	17,666	2,802,181
Zimmer Biomet Holdings, Inc.	31,611	4,303,838

		14,313,628

Medical - Drugs — 0.3%
Jazz Pharmaceuticals PLC†	17,257	1,977,307

Medical - HMO — 1.7%
Centene Corp.†	51,767	2,744,686
Humana, Inc.	12,543	4,009,746
Molina Healthcare, Inc.†	44,172	5,413,279

		12,167,711

Medical - Hospitals — 0.9%
Acadia Healthcare Co., Inc.†	107,986	3,196,386
Universal Health Services, Inc., Class B	25,075	3,102,780

		6,299,166

Security Description	Shares	Value (Note 2)

Medical - Wholesale Drug Distribution — 0.7%
AmerisourceBergen Corp.	38,760	$3,268,243
McKesson Corp.	12,955	1,811,887

		5,080,130

Motion Pictures & Services — 0.3%
IMAX Corp.†	150,271	2,341,222

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	32,842	1,057,512

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	12,028	1,377,086

Oil Companies - Exploration & Production — 2.2%
Cimarex Energy Co.	25,019	826,878
Diamondback Energy, Inc.	91,779	5,690,298
Marathon Oil Corp.	102,087	845,280
Noble Energy, Inc.	384,721	6,090,133
Viper Energy Partners LP	102,102	1,820,479

		15,273,068

Oil Refining & Marketing — 1.3%
Delek US Holdings, Inc.	108,912	2,328,538
Marathon Petroleum Corp.	75,933	3,600,743
Valero Energy Corp.	47,304	3,133,890

		9,063,171

Oil-Field Services — 0.2%
Apergy Corp.†	59,551	1,107,649

Physical Therapy/Rehabilitation Centers — 0.9%
Encompass Health Corp.	83,319	6,235,594

Publishing - Newspapers — 0.4%
TEGNA, Inc.	196,690	2,816,601

Real Estate Investment Trusts — 10.4%
American Assets Trust, Inc.	92,845	3,848,425
American Homes 4 Rent, Class A	95,996	2,485,336
Boston Properties, Inc.	48,125	6,205,238
Brixmor Property Group, Inc.	196,369	3,575,879
Corporate Office Properties Trust	171,312	4,341,046
Douglas Emmett, Inc.	88,771	3,389,277
Duke Realty Corp.	84,809	2,753,748
Equity Residential	71,046	5,335,555
First Industrial Realty Trust, Inc.	109,139	4,201,852
Gaming and Leisure Properties, Inc.	151,853	6,783,274
Highwoods Properties, Inc.	125,747	5,643,525
Kilroy Realty Corp.	37,954	2,758,876
Life Storage, Inc.	45,804	4,942,710
Physicians Realty Trust	271,534	5,121,131
Prologis, Inc.	26,421	2,226,762
Regency Centers Corp.	65,137	3,741,469
Retail Properties of America, Inc., Class A	116,449	1,219,221
STORE Capital Corp.	129,822	4,265,951

		72,839,275

Retail - Apparel/Shoe — 0.6%
Foot Locker, Inc.	47,169	1,709,876
Ross Stores, Inc.	20,845	2,267,519

		3,977,395

Retail - Auto Parts — 0.6%
AutoZone, Inc.†	3,886	4,012,334

Retail - Discount — 0.2%
Dollar Tree, Inc.†	13,853	1,150,215

Retail - Gardening Products — 0.2%
Tractor Supply Co.	17,138	1,516,884

64

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts — 0.6%
Sterling Bancorp	256,407	$4,251,228

Semiconductor Components - Integrated Circuits — 0.5%
NXP Semiconductors NV	32,090	3,648,312

Semiconductor Equipment — 1.9%
Axcelis Technologies, Inc.†	98,219	2,356,274
KLA Corp.	19,518	3,000,112
MKS Instruments, Inc.	49,297	4,939,066
Onto Innovation, Inc.†	107,214	3,277,532

		13,572,984

Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.	14,402	2,960,043

Steel - Producers — 1.5%
Carpenter Technology Corp.	115,803	4,255,760
Reliance Steel & Aluminum Co.	48,059	4,915,955
Steel Dynamics, Inc.	62,296	1,658,943

		10,830,658

Textile - Home Furnishings — 0.4%
Mohawk Industries, Inc.†	22,464	2,721,514

Theaters — 0.4%
Cinemark Holdings, Inc.#	99,628	2,586,343

Transport - Rail — 0.6%
Kansas City Southern	27,985	4,216,780

Transport - Services — 0.3%
Expeditors International of Washington, Inc.	31,678	2,230,765

Transport - Truck — 0.5%
Knight-Swift Transportation Holdings, Inc.#	108,928	3,479,160

Total Long-Term Investment Securities
(cost $694,657,870)		691,551,739

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.7%
State Street Institutional Liquid Reserves Fund, Administration Class 1.46%(3)	2,828,603	$2,829,734
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(1)(3)	1,834,874	1,834,874

Total Short-Term Investment Securities
(cost $4,664,180)		4,664,608

REPURCHASE AGREEMENTS — 0.9%

Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $6,617,138 collateralized by $6,610,000 of United States Treasury Notes, bearing interest at 2.63% due 12/15/2021 and having an approximate value of $6,818,691

(cost $6,617,000)	$6,617,000	6,617,000

TOTAL INVESTMENTS
(cost $705,939,050)(2)	100.0%	702,833,347
Other assets less liabilities	0.0	320,009

NET ASSETS	100.0%	$703,153,356

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)

At February 29, 2020 the Fund had loaned securities with a total value of $18,807,707. This was secured by collateral of $1,834,874, which was received in cash and subsequently invested in short-term investments currently valued at $1,834,874 as reported in the Portfolio of Investments. Additional collateral of $18,032,122 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Bills	0.00%	03/12/2020 to 06/18/2020	$316,044
United States Treasury Notes/Bonds	0.13% to 8.75%	03/31/2020 to 11/15/2049	17,716,078

(2)	See Note 5 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of February 29, 2020.

ADR—American Depositary Receipt

SDR—Swedish Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$683,350,742	$8,200,997	**	$—	$691,551,739
Short-Term Investment Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	4,664,608	—		—	4,664,608
Repurchase Agreements . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	—	6,617,000		—	6,617,000

Total Investments at Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..	$688,015,350	$14,817,997		$—	$702,833,347

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

65

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	44.3%
Domestic Fixed Income Investment Companies	33.2
International Equity Investment Companies	14.4
International Fixed Income Investment Companies	3.4
Real Estate Investment Companies	2.4
Domestic Money Market Investment Companies	2.3

100.0%

*	Calculated as a percentage of net assets

66

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 44.3%
VALIC Co. I Blue Chip Growth Fund	1,517	$31,957
VALIC Co. I Dividend Value Fund	5,515,841	61,336,150
VALIC Co. I Large Cap Core Fund	840,846	10,140,602
VALIC Co. I Large Capital Growth Fund	911,232	15,955,676
VALIC Co. I Mid Cap Index Fund	1,333,556	31,725,306
VALIC Co. I Mid Cap Strategic Growth Fund	709,533	11,891,781
VALIC Co. I Nasdaq-100 Index Fund	858,176	14,391,613
VALIC Co. I Science & Technology Fund	907,528	27,425,507
VALIC Co. I Small Cap Index Fund	926,398	17,638,627
VALIC Co. I Small Cap Special Values Fund	707,660	7,869,179
VALIC Co. I Stock Index Fund	1,648,180	70,278,384
VALIC Co. I Value Fund	980,365	17,793,616
VALIC Co. II Capital Appreciation Fund	1,781,353	26,702,475
VALIC Co. II Large Cap Value Fund	2,623,905	51,271,097
VALIC Co. II Mid Cap Growth Fund	1,047,249	10,671,463
VALIC Co. II Mid Cap Value Fund	2,047,578	34,194,559
VALIC Co. II Small Cap Growth Fund	451,146	8,269,510
VALIC Co. II Small Cap Value Fund	817,519	8,428,618

Total Domestic Equity Investment Companies
(cost $435,407,966)		426,016,120

Domestic Fixed Income Investment Companies — 33.2%
VALIC Co. I Capital Conservation Fund	3,155,937	33,642,291
VALIC Co. I Government Securities Fund	1,332,004	15,011,685
VALIC Co. I Inflation Protected Fund	4,452,308	52,092,009
VALIC Co. II Core Bond Fund	9,565,959	114,026,231
VALIC Co. II High Yield Bond Fund	3,164,692	24,684,597
VALIC Co. II Strategic Bond Fund	6,919,272	80,125,164

Total Domestic Fixed Income Investment Companies
(cost $299,442,108)		319,581,977

Domestic Money Market Investment Companies — 2.3%
VALIC Co. I Government Money Market I Fund
(cost $22,014,752)(2)	22,014,752	22,014,752

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 14.4%
VALIC Co. I Emerging Economies Fund	3,920,106	$31,439,248
VALIC Co. I International Equities Index Fund	7,032,872	47,893,860
VALIC Co. I International Growth Fund	483,346	5,814,657
VALIC Co. I International Value Fund	3,330,902	29,511,795
VALIC Co. II International Opportunities Fund	1,275,107	23,729,743

Total International Equity Investment Companies
(cost $146,964,259)		138,389,303

International Fixed Income Investment Companies — 3.4%
VALIC Co. I International Government Bond Fund
(cost $31,021,544)	2,640,727	33,141,122

Real Estate Investment Companies — 2.4%
VALIC Co. I Global Real Estate Fund
(cost $21,725,351)	2,812,106	22,918,664

TOTAL INVESTMENTS
(cost $956,575,980)(3)	100.0%	962,061,938
Liabilities in excess of other assets	(0.0)	(189,850)

NET ASSETS	100.0%	$961,872,088

#

The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information of the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com

(1)	See Note 3
(2)	The 7-day yield as of February 29, 2020 is 1.06%.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Affiliated Registered Investment Companies	$962,061,938	$—	$—	$962,061,938

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

67

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	9.9%
Medical — Drugs	4.1
Computer Software	3.9
Medical Products	3.6
Applications Software	3.5
Building & Construction Products — Misc.	3.2
Distribution/Wholesale	3.0
Electronic Components — Semiconductors	3.0
Real Estate Investment Trusts	2.8
Semiconductor Equipment	2.8
Enterprise Software/Service	2.5
Medical Labs & Testing Services	2.4
Food — Wholesale/Distribution	2.3
Retail — Automobile	2.3
Power Converter/Supply Equipment	1.9
Retail — Vision Service Center	1.9
Tools — Hand Held	1.8
Medical — Outpatient/Home Medical	1.8
Banks — Commercial	1.8
Computer Data Security	1.7
Steel Pipe & Tube	1.6
Machinery — General Industrial	1.6
Drug Delivery Systems	1.5
Internet Application Software	1.5
Miscellaneous Manufacturing	1.5
Publishing — Newspapers	1.4
Retail — Pet Food & Supplies	1.4
Transport — Truck	1.4
Retail — Restaurants	1.4
Casino Hotels	1.4
Building — Mobile Home/Manufactured Housing	1.2
Recreational Centers	1.2
Web Hosting/Design	1.2
Energy — Alternate Sources	1.1
Diagnostic Kits	1.1
Security Services	1.0
Diversified Manufacturing Operations	1.0
Insurance Brokers	0.9
Schools	0.9
Internet Security	0.9
Gambling (Non-Hotel)	0.9
Registered Investment Companies	0.8
Finance — Investment Banker/Broker	0.8
Machinery — Pumps	0.8
Electric Products — Misc.	0.8
Building — Residential/Commercial	0.8
Telecom Equipment — Fiber Optics	0.7
Entertainment Software	0.7
Medical — Hospitals	0.7
Patient Monitoring Equipment	0.6
Athletic Equipment	0.6
E-Commerce/Products	0.6
Footwear & Related Apparel	0.6
Retail — Misc./Diversified	0.6
Aerospace/Defense — Equipment	0.6
Consulting Services	0.5
Diagnostic Equipment	0.5
Transport — Marine	0.5
Investment Management/Advisor Services	0.5
Retail — Discount	0.4
Therapeutics	0.4
Finance — Credit Card	0.4
Machinery — Construction & Mining	0.3
Rental Auto/Equipment	0.3
Computer Services	0.2

100.0%

*	Calculated as a percentage of net assets

68

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Aerospace/Defense - Equipment — 0.6%
Hexcel Corp.	15,814	$1,022,059

Applications Software — 3.5%
Elastic NV†	23,360	1,725,370
HubSpot, Inc.†	10,460	1,877,047
Medallia, Inc.†	43,056	1,068,219
Smartsheet, Inc., Class A†	37,522	1,737,269

		6,407,905

Athletic Equipment — 0.6%
Fox Factory Holding Corp.†	18,718	1,186,721

Banks - Commercial — 1.8%
First Financial Bankshares, Inc.#	50,204	1,442,863
Signature Bank	8,609	1,076,986
Webster Financial Corp.	18,561	704,761

		3,224,610

Building & Construction Products - Misc. — 3.2%
Simpson Manufacturing Co., Inc.	35,455	2,816,191
Trex Co., Inc.†#	32,003	3,061,087

		5,877,278

Building - Mobile Home/Manufactured Housing — 1.2%
Winnebago Industries, Inc.#	43,427	2,253,427

Building - Residential/Commercial — 0.8%
TRI Pointe Group, Inc.†#	90,859	1,392,868

Casino Hotels — 1.4%
Boyd Gaming Corp.	93,520	2,497,919

Computer Data Security — 1.7%
CyberArk Software, Ltd.†	16,428	1,720,012
Zscaler, Inc.†#	27,605	1,435,184

		3,155,196

Computer Services — 0.2%
Globant SA†	3,583	404,915

Computer Software — 3.9%
Bill.com Holdings, Inc.†	15,907	902,881
Dynatrace, Inc.†	58,834	1,900,338
Envestnet, Inc.†	37,607	2,838,576
MongoDB, Inc.†#	9,503	1,449,208

		7,091,003

Consulting Services — 0.5%
FTI Consulting, Inc.†	8,747	984,825

Diagnostic Equipment — 0.5%
10X Genomics, Inc., Class A†	7,839	624,768
Adaptive Biotechnologies Corp.†	10,790	303,199

		927,967

Diagnostic Kits — 1.1%
Natera, Inc.†	51,121	1,937,742

Distribution/Wholesale — 3.0%
H&E Equipment Services, Inc.	40,516	962,660
Pool Corp.	10,753	2,268,453
SiteOne Landscape Supply, Inc.†#	23,771	2,359,272

		5,590,385

Diversified Manufacturing Operations — 1.0%
ITT, Inc.	30,138	1,812,801

Drug Delivery Systems — 1.5%
Heron Therapeutics, Inc.†#	57,709	1,076,273
Revance Therapeutics, Inc.†	75,615	1,748,219

		2,824,492

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 0.6%
Farfetch, Ltd., Class A†#	74,714	$834,555
RealReal, Inc.†#	25,021	350,044

		1,184,599

Electric Products - Misc. — 0.8%
Littelfuse, Inc.	9,083	1,450,373

Electronic Components - Semiconductors — 3.0%
Inphi Corp.†	33,377	2,491,927
Monolithic Power Systems, Inc.	10,914	1,731,397
Semtech Corp.†	31,558	1,246,225

		5,469,549

Energy - Alternate Sources — 1.1%
Enphase Energy, Inc.†	40,004	1,958,996

Enterprise Software/Service — 2.5%
Coupa Software, Inc.†	7,083	1,060,679
Evolent Health, Inc., Class A†	86,297	797,384
ManTech International Corp., Class A	37,302	2,793,920

		4,651,983

Entertainment Software — 0.7%
Glu Mobile, Inc.†	118,132	841,100
Sciplay Corp., Class A†	47,440	428,857

		1,269,957

Finance - Credit Card — 0.4%
I3 Verticals, Inc., Class A†	22,287	645,877

Finance - Investment Banker/Broker — 0.8%
Evercore, Inc., Class A	22,667	1,510,076

Food - Wholesale/Distribution — 2.3%
Grocery Outlet Holding Corp.†	42,512	1,345,505
Performance Food Group Co.†	69,636	2,952,566

		4,298,071

Footwear & Related Apparel — 0.6%
Wolverine World Wide, Inc.	40,408	1,062,326

Gambling (Non-Hotel) — 0.9%
Red Rock Resorts, Inc., Class A	76,510	1,576,871

Insurance Brokers — 0.9%
eHealth, Inc.†	14,615	1,715,070

Internet Application Software — 1.5%
Anaplan, Inc.†	38,966	1,751,132
Zendesk, Inc.†	12,633	1,001,923

		2,753,055

Internet Security — 0.9%
Proofpoint, Inc.†	15,918	1,697,655

Investment Management/Advisor Services — 0.5%
Focus Financial Partners, Inc., Class A†	30,826	838,159

Machinery - Construction & Mining — 0.3%
Oshkosh Corp.	7,926	571,861

Machinery - General Industrial — 1.6%
Applied Industrial Technologies, Inc.	24,918	1,469,913
Chart Industries, Inc.†	26,522	1,509,632

		2,979,545

Machinery - Pumps — 0.8%
Graco, Inc.	30,547	1,506,578

Medical Labs & Testing Services — 2.4%
Personalis, Inc.†#	30,551	266,710
Teladoc Health, Inc.†#	33,072	4,132,677

		4,399,387

69

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Products — 3.6%
iRhythm Technologies, Inc.†#	28,616	$2,488,734
Nevro Corp.†	24,063	3,131,799
Shockwave Medical, Inc.†#	23,547	945,177

		6,565,710

Medical - Biomedical/Gene — 9.9%
ACADIA Pharmaceuticals, Inc.†	30,648	1,309,895
Amicus Therapeutics, Inc.†	126,430	1,206,774
Atara Biotherapeutics, Inc.†#	53,700	652,455
Avrobio, Inc.†	48,954	944,812
Biohaven Pharmaceutical Holding Co., Ltd.†	32,074	1,416,388
Blueprint Medicines Corp.†	22,004	1,191,077
Bridgebio Pharma, Inc.†#	19,345	616,719
FibroGen, Inc.†	38,756	1,620,001
Halozyme Therapeutics, Inc.†	108,161	2,116,711
Homology Medicines, Inc.†#	50,640	810,240
Intercept Pharmaceuticals, Inc.†	15,315	1,408,061
REGENXBIO, Inc.†	26,770	1,070,800
REVOLUTION Medicines, Inc.†	15,006	469,238
Rubius Therapeutics, Inc.†#	26,097	218,432
Sage Therapeutics, Inc.†#	11,148	523,956
Twist Bioscience Corp.†	53,825	1,648,121
Viela Bio, Inc.†	22,371	976,270

		18,199,950

Medical - Drugs — 4.1%
Alector, Inc.†	28,541	784,307
Clementia Pharmaceuticals, Inc., CVR†(1)	70,624	0
Coherus Biosciences, Inc.†	85,851	1,661,217
Global Blood Therapeutics, Inc.†#	9,994	639,216
Horizon Therapeutics PLC†	71,309	2,440,194
Optinose, Inc.†#	64,578	390,697
TherapeuticsMD, Inc.†#	273,322	461,914
Tricida, Inc.†#	37,386	1,188,127

		7,565,672

Medical - Hospitals — 0.7%
Acadia Healthcare Co., Inc.†	41,212	1,219,875

Medical - Outpatient/Home Medical — 1.8%
Amedisys, Inc.†	19,334	3,364,309

Miscellaneous Manufacturing — 1.5%
John Bean Technologies Corp.	28,188	2,730,290

Patient Monitoring Equipment — 0.6%
Insulet Corp.†	6,294	1,195,671

Power Converter/Supply Equipment — 1.9%
Generac Holdings, Inc.†	34,637	3,567,265

Publishing - Newspapers — 1.4%
New York Times Co., Class A	70,955	2,657,974

Real Estate Investment Trusts — 2.8%
CubeSmart	35,592	1,077,370
EastGroup Properties, Inc.	12,101	1,521,458
National Health Investors, Inc.	14,133	1,155,090
Terreno Realty Corp.	26,786	1,469,748

		5,223,666

Recreational Centers — 1.2%
OneSpaWorld Holdings, Ltd.#	40,153	490,670
Planet Fitness, Inc., Class A†	25,251	1,704,190

		2,194,860

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	13,059	513,610

Security Description	Shares	Value (Note 2)

Retail - Automobile — 2.3%
Lithia Motors, Inc., Class A	19,101	$2,276,075
Rush Enterprises, Inc., Class A	47,964	2,010,651

		4,286,726

Retail - Discount — 0.4%
Ollie’s Bargain Outlet Holdings, Inc.†#	14,364	730,697

Retail - Misc./Diversified — 0.6%
Hudson, Ltd., Class A†	112,376	1,046,221

Retail - Pet Food & Supplies — 1.4%
Freshpet, Inc.†	39,952	2,655,210

Retail - Restaurants — 1.4%
Texas Roadhouse, Inc.	44,930	2,525,965

Retail - Vision Service Center — 1.9%
National Vision Holdings, Inc.†	97,901	3,408,913

Schools — 0.9%
Bright Horizons Family Solutions, Inc.†	10,845	1,704,292

Security Services — 1.0%
Brink’s Co.	24,049	1,882,796

Semiconductor Equipment — 2.8%
Entegris, Inc.	50,080	2,670,266
MKS Instruments, Inc.	24,637	2,468,381

		5,138,647

Steel Pipe & Tube — 1.6%
Advanced Drainage Systems, Inc.	72,075	3,017,059

Telecom Equipment - Fiber Optics — 0.7%
Ciena Corp.†	33,611	1,292,343

Therapeutics — 0.4%
G1 Therapeutics, Inc.†#	38,207	685,434

Tools - Hand Held — 1.8%
MSA Safety, Inc.	27,751	3,376,464

Transport - Marine — 0.5%
Kirby Corp.†	13,313	848,704

Transport - Truck — 1.4%
Saia, Inc.†	29,102	2,540,896

Web Hosting/Design — 1.2%
Wix.com, Ltd.†	16,216	2,173,430

Total Long-Term Investment Securities
(cost $164,853,857)		182,444,750

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(3)(4) (cost $1,570,708)	1,570,708	1,570,708

TOTAL INVESTMENTS
(cost $166,424,565)(2)	100.0%	184,015,458
Liabilities in excess of other assets	(0.0)	(35,767)

NET ASSETS	100.0%	$183,979,691

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

70

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

(3)

At February 29, 2020, the Fund had loaned securities with a total value of $21,121,094. This was secured by collateral of $1,570,708, which was received in cash and subsequently invested in short-term investments currently valued at $1,570,708 as reported in the Portfolio of Investments. Additional collateral of $20,097,939 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
United States Treasury Bills	0.00%	03/12/2020 to 05/21/2020	$141,753
United States Treasury Notes/Bonds	0.13% to 8.75%	03/31/2020 to 11/15/2049	19,956,186

(4)	The rate shown is the 7-day yield as of February 29, 2020.

CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Medical-Drugs	$7,565,672	$—	$0	$7,565,672
Other Industries	174,879,078	—	—	174,879,078
Short-Term Investment Securities	1,570,708	—	—	1,570,708

Total Investments at Value	$184,015,458	$—	$0	$184,015,458

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

71

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited)

Industry Allocation*

Banks — Commercial	15.5%
Real Estate Investment Trusts	13.4
Savings & Loans/Thrifts	3.4
Electronic Components — Semiconductors	2.6
Repurchase Agreements	2.5
Electric — Integrated	2.4
Consulting Services	1.9
Gas — Distribution	1.9
Oil — Field Services	1.7
Building — Residential/Commercial	1.7
Electronic Components — Misc.	1.6
Independent Power Producers	1.5
Financial Guarantee Insurance	1.3
Distribution/Wholesale	1.3
Medical — Biomedical/Gene	1.3
Building & Construction — Misc.	1.2
Registered Investment Companies	1.2
Medical — Drugs	1.1
Oil Companies — Exploration & Production	1.1
Building & Construction Products — Misc.	1.0
Human Resources	1.0
E-Commerce/Services	1.0
Engineering/R&D Services	1.0
Retail — Building Products	0.9
Insurance — Life/Health	0.9
Oil Refining & Marketing	0.9
Medical — HMO	0.9
Auto/Truck Parts & Equipment — Original	0.9
Paper & Related Products	0.9
Coal	0.8
Energy — Alternate Sources	0.8
Investment Management/Advisor Services	0.8
Retail — Apparel/Shoe	0.8
Consumer Products — Misc.	0.8
Insurance — Reinsurance	0.7
Retail — Sporting Goods	0.7
Cable/Satellite TV	0.7
Banks — Mortgage	0.7
Transport — Marine	0.7
Medical — Wholesale Drug Distribution	0.6
Insurance — Property/Casualty	0.6
Steel — Producers	0.6
Poultry	0.6
Medical Information Systems	0.6
Building — Heavy Construction	0.6
Office Supplies & Forms	0.6
Building — Maintenance & Services	0.5
Enterprise Software/Service	0.5
Building Products — Wood	0.5
Computer Services	0.5
Schools	0.5
Apparel Manufacturers	0.5
Television	0.5
Transport — Truck	0.5
Racetracks	0.5
Auto — Truck Trailers	0.5
Medical — Generic Drugs	0.5
Metal Products — Distribution	0.4
Transport — Services	0.4
Finance — Mortgage Loan/Banker	0.4
Rental Auto/Equipment	0.4
Food — Wholesale/Distribution	0.4
Telecom Services	0.4
Computer Software	0.4
Printing — Commercial	0.4
Diversified Manufacturing Operations	0.4
Retail — Office Supplies	0.3
Airlines	0.3
Electronic Parts Distribution	0.3

Networking Products	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Chemicals — Specialty	0.3
Office Furnishings — Original	0.3
Semiconductor Components — Integrated Circuits	0.3
Electric — Distribution	0.3
Semiconductor Equipment	0.3
Communications Software	0.3
Aerospace/Defense — Equipment	0.3
Finance — Leasing Companies	0.3
Rubber/Plastic Products	0.2
Machinery — Farming	0.2
Water	0.2
Publishing — Newspapers	0.2
Electric — Generation	0.2
Retail — Drug Store	0.2
Computers — Other	0.2
Machinery — Construction & Mining	0.2
Finance — Consumer Loans	0.2
Data Processing/Management	0.2
Retail — Home Furnishings	0.2
Commercial Services — Finance	0.2
Chemicals — Diversified	0.2
Commercial Services	0.2
Radio	0.2
Medical — Hospitals	0.2
Retail — Automobile	0.2
Machinery — General Industrial	0.2
Audio/Video Products	0.2
Circuit Boards	0.2
Metal Processors & Fabrication	0.2
Publishing — Books	0.2
E-Services/Consulting	0.2
Power Converter/Supply Equipment	0.2
Broadcast Services/Program	0.1
Real Estate Management/Services	0.1
X-Ray Equipment	0.1
Motion Pictures & Services	0.1
Finance — Commercial	0.1
Retail — Jewelry	0.1
Linen Supply & Related Items	0.1
Computers — Integrated Systems	0.1
Retail — Restaurants	0.1
Retail — Bookstores	0.1
Resorts/Theme Parks	0.1
Metal — Aluminum	0.1
Multimedia	0.1
Retail — Misc./Diversified	0.1
Building Products — Doors & Windows	0.1
Pastoral & Agricultural	0.1
Funeral Services & Related Items	0.1
Electronic Measurement Instruments	0.1
Tobacco	0.1
Oil Field Machinery & Equipment	0.1
Casino Hotels	0.1
Drug Delivery Systems	0.1
Superconductor Product & Systems	0.1
Machine Tools & Related Products	0.1
Internet Content — Information/News	0.1
Finance — Investment Banker/Broker	0.1
Dental Supplies & Equipment	0.1
Retail — Discount	0.1
Dialysis Centers	0.1
Computer Data Security	0.1
Wire & Cable Products	0.1

100.6%

*	Calculated as a percentage of net assets

72

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.9%
Advertising Sales — 0.0%
National CineMedia, Inc.	11,800	$90,742

Aerospace/Defense - Equipment — 0.3%
Moog, Inc., Class A	10,200	786,624

Airlines — 0.3%
Hawaiian Holdings, Inc.	29,500	615,960
SkyWest, Inc.	7,600	345,040

		961,000

Apparel Manufacturers — 0.5%
Deckers Outdoor Corp.†	8,425	1,464,265

Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	2,700	31,320

Audio/Video Products — 0.2%
Sonos, Inc.†#	44,000	507,760

Auto - Heavy Duty Trucks — 0.0%
Navistar International Corp.†	2,000	72,620

Auto-Truck Trailers — 0.5%
Wabash National Corp.	125,800	1,381,284

Auto/Truck Parts & Equipment-Original — 0.9%
Adient PLC†	24,300	581,499
Cooper-Standard Holdings, Inc.†	900	15,552
Dana, Inc.	32,500	467,350
Gentherm, Inc.†	14,400	587,232
Meritor, Inc.†	28,000	635,320
Methode Electronics, Inc.	8,600	263,676
Modine Manufacturing Co.†	4,400	32,824

		2,583,453

Auto/Truck Parts & Equipment-Replacement — 0.3%
Commercial Vehicle Group, Inc.†	40,600	177,016
Douglas Dynamics, Inc.	17,200	748,716

		925,732

Banks - Commercial — 15.5%
1st Source Corp.	13,520	568,516
Amalgamated Bank, Class A	19,200	307,392
American National Bankshares, Inc.	700	21,623
Ameris Bancorp	21,400	731,452
Atlantic Capital Bancshares, Inc.†	8,700	157,731
Atlantic Union Bankshares Corp.	1,000	29,740
BancFirst Corp.	14,280	732,564
Bancorp, Inc.†	66,700	811,739
BancorpSouth Bank	8,800	215,336
Bank of Commerce Holdings	2,700	28,229
Bank of N.T. Butterfield & Son, Ltd.	12,000	332,160
Banner Corp.	9,300	424,452
Bridgewater Bancshares, Inc.†	35,100	438,750
Bryn Mawr Bank Corp.	3,500	116,340
Cathay General Bancorp	29,590	910,780
Central Pacific Financial Corp.	50,800	1,215,136
Central Valley Community Bancorp	5,700	98,040
Century Bancorp, Inc., Class A	418	30,221
Chemung Financial Corp.	700	25,130
Citizens & Northern Corp.	1,500	34,035
City Holding Co.	7,300	510,416
Columbia Banking System, Inc.	22,600	750,320
Community Bank System, Inc.	15,380	935,258
Community Trust Bancorp, Inc.	18,618	720,144
ConnectOne Bancorp, Inc.	24,900	523,149
Customers Bancorp, Inc.†	54,700	1,109,863
East West Bancorp, Inc.	5,573	215,898
Enterprise Financial Services Corp.	24,000	918,480

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Farmers National Banc Corp.	10,200	$153,306
Financial Institutions, Inc.	23,600	635,076
First Bancorp/North Carolina	7,800	250,380
First BanCorp/Puerto Rico	289,500	2,298,630
First Business Financial Services, Inc.	6,200	148,800
First Citizens BancShares, Inc., Class A	940	426,111
First Commonwealth Financial Corp.	120,400	1,420,720
First Community Bankshares, Inc.	6,900	180,504
First Financial Corp.	5,100	203,745
First Hawaiian, Inc.	15,900	380,805
First Interstate BancSystem, Inc., Class A	3,970	135,218
Franklin Financial Network, Inc.	1,700	56,933
Glacier Bancorp, Inc.	24,100	898,689
Great Southern Bancorp, Inc.	10,800	554,148
Great Western Bancorp, Inc.	11,600	311,692
Hancock Whitney Corp.	42,621	1,427,803
Hanmi Financial Corp.	46,000	717,600
Heritage Commerce Corp.	6,200	63,612
Hilltop Holdings, Inc.	70,700	1,472,681
Home BancShares, Inc.	43,700	732,412
HomeStreet, Inc.	7,300	197,757
Hope Bancorp, Inc.	72,827	889,218
IBERIABANK Corp.	22,900	1,378,351
Independent Bank Corp.	22,000	430,540
Lakeland Financial Corp.	4,770	194,950
LCNB Corp.	5,700	90,231
Luther Burbank Corp.	23,700	247,191
Mercantile Bank Corp.	2,200	63,118
Meta Financial Group, Inc.	2,200	72,270
Midland States Bancorp, Inc.	3,400	80,988
Northrim BanCorp, Inc.	2,800	97,860
OFG Bancorp	17,100	286,254
Old Second Bancorp, Inc.	11,400	121,296
Orrstown Financial Services, Inc.	6,000	106,800
Pacific Mercantile Bancorp†	7,100	46,363
PacWest Bancorp	5,335	168,799
Peoples Bancorp, Inc.	13,400	382,570
Preferred Bank	2,000	102,260
Premier Financial Bancorp, Inc.	2,125	35,381
Republic Bancorp, Inc., Class A	4,600	164,404
S&T Bancorp, Inc.	2,580	84,805
SB One Bancorp	7,000	153,440
Shore Bancshares, Inc.	2,700	42,012
Sierra Bancorp	3,900	92,898
Simmons First National Corp., Class A	4,078	87,188
South State Corp.	18,770	1,278,612
Stock Yards Bancorp, Inc.	2,150	75,121
Tompkins Financial Corp.	2,548	202,515
TriCo Bancshares	14,800	500,536
TriState Capital Holdings, Inc.†	5,600	111,272
Trustmark Corp.	65,300	1,756,570
UMB Financial Corp.	25,260	1,468,869
Umpqua Holdings Corp.	101,314	1,559,222
United Bankshares, Inc.	59,500	1,718,360
United Community Banks, Inc.	48,400	1,198,868
Valley National Bancorp	5,120	47,616
Veritex Holdings, Inc.	30,922	744,293
Washington Trust Bancorp, Inc.	4,280	183,698
Webster Financial Corp.	12,700	482,219
West Bancorporation, Inc.	4,430	90,594
Westamerica Bancorporation	31,524	1,822,718
Wintrust Financial Corp.	16,800	897,288

		45,137,074

73

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Mortgage — 0.7%
Flagstar Bancorp, Inc.	38,300	$1,221,004
Walker & Dunlop, Inc.	12,300	797,655

		2,018,659

Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	34,000	429,420

Building & Construction Products-Misc. — 1.0%
Armstrong Flooring, Inc.†	5,000	13,200
Builders FirstSource, Inc.†	97,700	2,218,767
Caesarstone, Ltd.	5,700	61,617
Louisiana-Pacific Corp.	23,800	677,110

		2,970,694

Building & Construction-Misc. — 1.2%
EMCOR Group, Inc.	39,348	3,026,648
MYR Group, Inc.†	19,700	502,547

		3,529,195

Building Products-Doors & Windows — 0.1%
JELD-WEN Holding, Inc.†	4,700	88,360
Masonite International Corp.†	3,000	220,500

		308,860

Building Products-Wood — 0.5%
Boise Cascade Co.	45,000	1,596,600

Building - Heavy Construction — 0.6%
Great Lakes Dredge & Dock Corp.†	55,100	534,470
Sterling Construction Co., Inc.†	33,200	453,512
Tutor Perini Corp.†	45,200	655,400

		1,643,382

Building - Maintenance & Services — 0.5%
ABM Industries, Inc.	49,000	1,613,080

Building - Residential/Commercial — 1.7%
KB Home	12,700	413,893
Meritage Homes Corp.†	28,100	1,783,226
Taylor Morrison Home Corp., Class A†	31,600	711,632
TRI Pointe Group, Inc.†#	126,200	1,934,646

		4,843,397

Cable/Satellite TV — 0.7%
Liberty Latin America, Ltd., Class A†	81,901	1,240,800
Liberty Latin America, Ltd., Class C†	28,500	432,915
WideOpenWest, Inc.†	55,800	350,982

		2,024,697

Casino Hotels — 0.1%
Boyd Gaming Corp.	9,900	264,429

Chemicals - Diversified — 0.2%
Koppers Holdings, Inc.†	24,300	531,198

Chemicals - Plastics — 0.0%
PolyOne Corp.	2,400	59,424

Chemicals - Specialty — 0.3%
H.B. Fuller Co.	1,100	43,153
Kraton Corp.†	11,400	115,368
Minerals Technologies, Inc.	15,360	689,203
Stepan Co.	650	57,090
Valhi, Inc.	5,700	7,923

		912,737

Circuit Boards — 0.2%
TTM Technologies, Inc.†	36,800	478,032

Coal — 0.8%
Arch Coal, Inc., Class A	20,100	1,012,035

Security Description	Shares	Value (Note 2)

Coal (continued)
Peabody Energy Corp.	11,900	$69,496
Warrior Met Coal, Inc.	76,400	1,353,808

		2,435,339

Commercial Services — 0.2%
Acacia Research Corp.†	80,772	185,776
Harsco Corp.†	3,700	44,363
WW International, Inc.†	9,800	294,000

		524,139

Commercial Services - Finance — 0.2%
CBIZ, Inc.†	20,500	533,820

Communications Software — 0.3%
Avaya Holdings Corp.†	62,500	807,167

Computer Data Security — 0.1%
SecureWorks Corp., Class A†	12,800	177,792

Computer Services — 0.5%
CACI International, Inc., Class A†	900	220,518
Perspecta, Inc.	30,100	751,597
Unisys Corp.†	32,200	500,066

		1,472,181

Computer Software — 0.4%
TiVo Corp.	139,500	1,056,015

Computers - Integrated Systems — 0.1%
NetScout Systems, Inc.†	14,100	362,370

Computers - Other — 0.2%
Lumentum Holdings, Inc.†	7,500	583,650

Consulting Services — 1.9%
CRA International, Inc.	3,900	181,389
FTI Consulting, Inc.†	16,300	1,835,217
Hackett Group, Inc.	23,500	361,900
Huron Consulting Group, Inc.†	21,100	1,252,074
Kelly Services, Inc., Class A	66,100	1,097,921
Vectrus, Inc.†	14,300	744,887

		5,473,388

Consumer Products - Misc. — 0.8%
Central Garden & Pet Co., Class A†	29,600	749,176
Helen of Troy, Ltd.†	5,900	971,140
Quanex Building Products Corp.	34,300	576,240

		2,296,556

Containers - Metal/Glass — 0.0%
Greif, Inc., Class A	3,700	130,758

Data Processing/Management — 0.2%
Fair Isaac Corp.†	1,445	543,363

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	8,100	192,699

Dialysis Centers — 0.1%
American Renal Associates Holdings, Inc.†	22,200	178,710

Distribution/Wholesale — 1.3%
Anixter International, Inc.†	4,300	419,293
Core-Mark Holding Co., Inc.	24,600	566,046
Fossil Group, Inc.†#	10,900	50,031
G-III Apparel Group, Ltd.†	3,300	73,788
ScanSource, Inc.†	44,200	1,256,606
Titan Machinery, Inc.†	21,800	220,398
Triton International, Ltd.	27,500	945,175
Veritiv Corp.†	21,100	254,044

		3,785,381

74

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations — 0.4%
EnPro Industries, Inc.	2,300	$124,085
Fabrinet†	16,500	909,480

		1,033,565

Drug Delivery Systems — 0.1%
Revance Therapeutics, Inc.†	11,300	261,256

E-Commerce/Services — 1.0%
Cars.com, Inc.†	54,700	496,676
Stamps.com, Inc.†	16,700	2,356,537

		2,853,213

E-Services/Consulting — 0.2%
Perficient, Inc.†	11,400	467,058

Electric Products - Misc. — 0.0%
Graham Corp.	2,900	48,082

Electric-Distribution — 0.3%
Spark Energy, Inc., Class A	33,900	290,184
Unitil Corp.	10,000	563,400

		853,584

Electric - Generation — 0.2%
Atlantic Power Corp.†	271,700	616,759

Electric - Integrated — 2.4%
Avista Corp.	15,280	720,452
Black Hills Corp.	21,900	1,581,180
IDACORP, Inc.	8,600	831,104
NorthWestern Corp.	4,600	323,564
PNM Resources, Inc.	4,900	230,692
Portland General Electric Co.	62,800	3,416,948

		7,103,940

Electronic Components - Misc. — 1.6%
Bel Fuse, Inc., Class B	9,300	106,392
Benchmark Electronics, Inc.	71,021	1,930,351
Comtech Telecommunications Corp.	4,000	112,080
OSI Systems, Inc.†	1,300	105,651
Sanmina Corp.†	49,200	1,293,468
SMART Global Holdings, Inc.†	31,300	840,092
Vishay Intertechnology, Inc.	9,500	177,650
Vishay Precision Group, Inc.†	800	21,976

		4,587,660

Electronic Components - Semiconductors — 2.6%
Alpha & Omega Semiconductor, Ltd.†	54,639	592,287
Amkor Technology, Inc.†	111,500	1,163,502
Rambus, Inc.†	218,200	3,050,436
Synaptics, Inc.†	27,000	1,783,350
Xperi Corp.	55,900	960,921

		7,550,496

Electronic Measurement Instruments — 0.1%
Stoneridge, Inc.†	13,100	289,510

Electronic Parts Distribution — 0.3%
Tech Data Corp.†	6,600	939,774

Energy - Alternate Sources — 0.8%
FutureFuel Corp.	36,500	371,205
Green Plains, Inc.	33,400	400,466
Renewable Energy Group, Inc.†#	10,400	275,080
REX American Resources Corp.†	12,400	868,124
SunPower Corp.†	16,500	140,172
TerraForm Power, Inc., Class A	19,000	357,010

		2,412,057

Security Description	Shares	Value (Note 2)

Engineering/R&D Services — 1.0%
KBR, Inc.	95,800	$2,486,968
VSE Corp.	12,300	362,235

		2,849,203

Enterprise Software/Service — 0.5%
ACI Worldwide, Inc.†	28,500	794,295
Donnelley Financial Solutions, Inc.†	20,600	179,220
MicroStrategy, Inc., Class A†	2,500	337,900
Verint Systems, Inc.†	5,400	296,352

		1,607,767

Finance - Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,700	227,465
Marlin Business Services Corp.	8,300	163,178

		390,643

Finance - Consumer Loans — 0.2%
Nelnet, Inc., Class A	10,300	546,930

Finance - Investment Banker/Broker — 0.1%
Houlihan Lokey, Inc.	1,700	87,074
Moelis & Co., Class A	2,800	89,488
Oppenheimer Holdings, Inc., Class A	1,700	40,341

		216,903

Finance - Leasing Companies — 0.3%
Aircastle, Ltd.	24,200	770,770

Finance - Mortgage Loan/Banker — 0.4%
PennyMac Financial Services, Inc.	33,300	1,174,158

Finance - Other Services — 0.0%
BGC Partners, Inc., Class A	12,000	55,920

Financial Guarantee Insurance — 1.3%
MBIA, Inc.†	28,000	218,400
MGIC Investment Corp.	119,000	1,431,570
Radian Group, Inc.	102,500	2,177,100

		3,827,070

Food - Wholesale/Distribution — 0.4%
Grocery Outlet Holding Corp.†	4,800	151,920
SpartanNash Co.	74,500	926,035

		1,077,955

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	14,200	300,330

Gas - Distribution — 1.9%
New Jersey Resources Corp.	3,300	116,523
Northwest Natural Holding Co.	11,000	723,470
ONE Gas, Inc.	17,100	1,404,594
Southwest Gas Holdings, Inc.	30,140	1,949,455
Spire, Inc.	16,600	1,245,830

		5,439,872

Hotels/Motels — 0.0%
Red Lion Hotels Corp.†	21,900	56,283

Housewares — 0.0%
Lifetime Brands, Inc.	15,078	95,896

Human Resources — 1.0%
Barrett Business Services, Inc.	12,700	760,730
Cross Country Healthcare, Inc.†	65,000	616,200
Heidrick & Struggles International, Inc.	25,700	573,110
Korn Ferry	3,500	122,430
TrueBlue, Inc.†	57,900	861,552

		2,934,022

75

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Independent Power Producers — 1.5%
Clearway Energy, Inc., Class A	78,900	$1,600,881
Clearway Energy, Inc., Class C	83,800	1,763,152
Vistra Energy Corp.	46,029	885,138

		4,249,171

Insurance - Life/Health — 0.9%
American Equity Investment Life Holding Co.	60,100	1,519,328
CNO Financial Group, Inc.	70,020	1,121,720
Primerica, Inc.	700	77,938

		2,718,986

Insurance - Multi-line — 0.0%
Horace Mann Educators Corp.	1,380	53,723

Insurance - Property/Casualty — 0.6%
AMERISAFE, Inc.	9,100	593,047
FedNat Holding Co.	14,000	182,560
First American Financial Corp.	11,475	655,223
Hallmark Financial Services, Inc.†	5,200	73,736
Heritage Insurance Holdings, Inc.	17,100	190,836
National General Holdings Corp.	6,900	134,343
ProSight Global, Inc.†	5,000	67,000

		1,896,745

Insurance - Reinsurance — 0.7%
Argo Group International Holdings, Ltd.	1,775	99,862
Essent Group, Ltd.	42,700	1,863,428
Global Indemnity, Ltd.	1,300	41,288
Third Point Reinsurance, Ltd.†	16,200	144,504

		2,149,082

Internet Content - Information/News — 0.1%
HealthStream, Inc.†	9,700	235,904

Investment Management/Advisor Services — 0.8%
Artisan Partners Asset Management, Inc., Class A	15,000	428,700
Boston Private Financial Holdings, Inc.	53,400	520,917
BrightSphere Investment Group, Inc.	15,200	142,120
Stifel Financial Corp.	24,100	1,312,004

		2,403,741

Linen Supply & Related Items — 0.1%
UniFirst Corp.	2,000	371,620

Machine Tools & Related Products — 0.1%
Hurco Cos., Inc.	8,885	250,379

Machinery - Construction & Mining — 0.2%
Astec Industries, Inc.	14,600	548,230

Machinery - Electrical — 0.0%
Bloom Energy Corp. Class A†#	1,600	14,512

Machinery - Farming — 0.2%
AGCO Corp.	10,760	650,227

Machinery - General Industrial — 0.2%
Applied Industrial Technologies, Inc.	900	53,091
DXP Enterprises, Inc.†	16,100	457,079

		510,170

Medical Information Systems — 0.6%
Allscripts Healthcare Solutions, Inc.†	170,100	1,282,554
Computer Programs & Systems, Inc.	14,000	374,920

		1,657,474

Medical - Biomedical/Gene — 1.3%
Acceleron Pharma, Inc.†#	5,000	429,650
Acorda Therapeutics, Inc.†#	7,000	10,080
Akero Therapeutics, Inc.†#	10,900	237,293

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
AMAG Pharmaceuticals, Inc.†#	3,800	$29,450
Arcus Biosciences, Inc.†	30,830	469,233
BioCryst Pharmaceuticals, Inc.†	23,800	71,400
Epizyme, Inc.†#	21,900	469,317
Fate Therapeutics, Inc.†#	16,200	473,040
Five Prime Therapeutics, Inc.†	15,100	57,833
Iovance Biotherapeutics, Inc.†	22,200	730,602
Karyopharm Therapeutics, Inc.†	14,200	232,028
Scholar Rock Holding Corp.†#	13,200	186,252
WaVe Life Sciences, Ltd.†#	36,200	305,528

		3,701,706

Medical - Drugs — 1.1%
Enanta Pharmaceuticals, Inc.†	3,300	167,904
Intra-Cellular Therapies, Inc.†	12,300	259,530
Kala Pharmaceuticals, Inc.†	17,400	93,090
Lannett Co., Inc.†#	134,600	1,171,020
Minerva Neurosciences, Inc.†	23,500	171,080
Prestige Consumer Healthcare, Inc.†#	18,400	687,424
Protagonist Therapeutics, Inc.†	50,425	393,315
Spero Therapeutics, Inc.†	16,200	154,548
Zogenix, Inc.†#	3,400	85,272

		3,183,183

Medical - Generic Drugs — 0.5%
Endo International PLC†	248,300	1,370,616

Medical - HMO — 0.9%
Magellan Health, Inc.†	43,300	2,598,433

Medical - Hospitals — 0.2%
Tenet Healthcare Corp.†	19,600	515,088

Medical - Wholesale Drug Distribution — 0.6%
Owens & Minor, Inc.	278,350	1,901,131

Metal Processors & Fabrication — 0.2%
LB Foster Co., Class A†	6,700	105,592
Mueller Industries, Inc.	13,200	369,336

		474,928

Metal Products - Distribution — 0.4%
Ryerson Holding Corp.†	7,800	64,974
Worthington Industries, Inc.	38,540	1,225,572

		1,290,546

Metal - Aluminum — 0.1%
Century Aluminum Co.†	60,700	352,060

Metal - Iron — 0.0%
Cleveland-Cliffs, Inc.#	3,400	19,754

Motion Pictures & Services — 0.1%
Eros International PLC†#	171,500	396,165

Multimedia — 0.1%
E.W. Scripps Co., Class A	28,700	341,530

Networking Products — 0.3%
NeoPhotonics Corp.†	140,800	930,688

Office Furnishings-Original — 0.3%
HNI Corp.	9,800	321,734
Kimball International, Inc., Class B	19,000	307,420
Knoll, Inc.	16,000	282,240

		911,394

Office Supplies & Forms — 0.6%
ACCO Brands Corp.	202,700	1,623,627

Oil Companies -Exploration & Production — 1.1%
Amplify Energy Corp.	77,100	322,278
Berry Corp.	75,100	478,387
CNX Resources Corp.†	71,900	381,789

76

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Exploration & Production (continued)
Denbury Resources, Inc.†#	528,100	$397,342
Evolution Petroleum Corp.	19,500	91,845
PDC Energy, Inc.†	28,000	532,840
Talos Energy, Inc.†	15,700	222,940
W&T Offshore, Inc.†	271,600	706,160

		3,133,581

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	6,500	231,530
Forum Energy Technologies, Inc.†	53,500	41,730

		273,260

Oil Refining & Marketing — 0.9%
CVR Energy, Inc.#	9,300	264,306
Delek US Holdings, Inc.	86,600	1,851,508
Murphy USA, Inc.†	3,800	370,500
Par Pacific Holdings, Inc.†	9,600	159,264

		2,645,578

Oil - Field Services — 1.7%
Era Group, Inc.†	9,500	93,100
Matrix Service Co.†	68,600	828,688
MRC Global, Inc.†	139,100	1,210,170
NexTier Oilfield Solutions, Inc.†	108,466	505,452
Nine Energy Service, Inc.†#	22,900	92,974
NOW, Inc.†	195,000	1,721,850
Select Energy Services, Inc., Class A†	97,900	636,350

		5,088,584

Paper & Related Products — 0.9%
Domtar Corp.	9,640	277,343
Schweitzer-Mauduit International, Inc.	54,600	1,841,112
Verso Corp., Class A†	26,200	427,322

		2,545,777

Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	12,000	308,400

Poultry — 0.6%
Sanderson Farms, Inc.	13,525	1,671,149

Power Converter/Supply Equipment — 0.2%
Powell Industries, Inc.	13,600	454,648

Printing - Commercial — 0.4%
Deluxe Corp.	13,200	439,560
Ennis, Inc.	9,500	190,950
Quad/Graphics, Inc.#	76,000	364,800
RR Donnelley & Sons Co.	22,200	42,180

		1,037,490

Publishing - Books — 0.2%
Gannett Co, Inc.	30,900	129,780
Houghton Mifflin Harcourt Co.†	62,300	340,781

		470,561

Publishing - Newspapers — 0.2%
TEGNA, Inc.	43,300	620,056

Publishing - Periodicals — 0.0%
Meredith Corp.#	5,200	137,020

Racetracks — 0.5%
Penn National Gaming, Inc.†	47,500	1,404,575

Radio — 0.2%
Cumulus Media, Inc., Class A†	42,900	516,945

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts — 13.4%
Acadia Realty Trust	19,000	$433,960
AG Mortgage Investment Trust, Inc.	34,500	516,465
Agree Realty Corp.	5,000	359,100
Alexander & Baldwin, Inc.	28,675	539,090
American Assets Trust, Inc.	33,800	1,401,010
Armada Hoffler Properties, Inc.	47,300	792,748
ARMOUR Residential REIT, Inc.	43,500	786,480
Ashford Hospitality Trust, Inc.	188,380	406,901
Blackstone Mtg. Trust, Inc., Class A#	43,900	1,583,034
Braemar Hotels & Resorts, Inc.	61,100	449,696
CatchMark Timber Trust, Inc., Class A	27,500	252,725
Cedar Realty Trust, Inc.	43,800	113,442
Cherry Hill Mtg. Investment Corp.	14,300	203,918
City Office REIT, Inc.	65,100	755,160
Community Healthcare Trust, Inc.	1,000	47,630
CoreCivic, Inc.	8,900	131,809
CorEnergy Infrastructure Trust, Inc.#	10,108	352,769
CorePoint Lodging, Inc.	5,200	41,392
CoreSite Realty Corp.	4,000	414,920
Cousins Properties, Inc.	33,049	1,179,519
DiamondRock Hospitality Co.	200,434	1,827,958
Easterly Government Properties, Inc.	30,900	734,493
Essential Properties Realty Trust, Inc.	10,100	231,391
Exantas Capital Corp.	6,400	73,344
First Industrial Realty Trust, Inc.	53,600	2,063,600
Franklin Street Properties Corp.	6,800	48,484
GEO Group, Inc.	45,500	666,120
Getty Realty Corp.	49,946	1,415,470
Gladstone Commercial Corp.	44,500	839,715
Healthcare Realty Trust, Inc.	7,400	253,820
Hersha Hospitality Trust	7,000	80,710
Highwoods Properties, Inc.	11,200	502,656
Hudson Pacific Properties, Inc.	5,300	171,084
Invesco Mtg. Capital, Inc.	52,500	844,200
Investors Real Estate Trust	8,500	598,825
Jernigan Capital, Inc.	6,100	109,312
Kite Realty Group Trust	17,100	276,165
KKR Real Estate Finance Trust, Inc.	24,500	481,180
Ladder Capital Corp.	77,400	1,180,350
Lexington Realty Trust	74,900	776,713
Mack-Cali Realty Corp.	30,100	571,298
Monmouth Real Estate Investment Corp.	17,100	242,820
New Senior Investment Group, Inc.	79,700	483,779
Office Properties Income Trust	19,400	565,122
Pebblebrook Hotel Trust	27,393	553,613
PennyMac Mtg. Investment Trust	14,100	291,870
Physicians Realty Trust	61,000	1,150,460
Piedmont Office Realty Trust, Inc., Class A	34,100	736,219
PotlatchDeltic Corp.	1,300	47,762
PS Business Parks, Inc.	2,700	401,085
Redwood Trust, Inc.	39,100	667,828
Retail Opportunity Investments Corp.	41,900	628,500
Rexford Industrial Realty, Inc.	5,300	247,881
RLJ Lodging Trust	13,726	181,320
Sabra Health Care REIT, Inc.	32,700	639,285
Saul Centers, Inc.	2,800	120,428
Service Properties Trust	3,640	65,811
STAG Industrial, Inc.	56,400	1,578,072
Sun Communities, Inc.	2,700	412,776
Sunstone Hotel Investors, Inc.	192,872	2,111,948
Terreno Realty Corp.	6,600	362,142
TPG RE Finance Trust, Inc.	37,000	711,140
Two Harbors Investment Corp.	53,605	726,348
UMH Properties, Inc.	4,000	58,040
Urban Edge Properties	33,400	541,080

77

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Urstadt Biddle Properties, Inc., Class A	13,400	$276,174
Xenia Hotels & Resorts, Inc.	56,900	851,224

		39,161,383

Real Estate Management/Services — 0.1%
Newmark Group, Inc., Class A	13,129	125,382
Realogy Holdings Corp.#	32,600	302,202

		427,584

Rental Auto/Equipment — 0.4%
Rent-A-Center, Inc.	50,800	1,081,532

Resort/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	3,700	358,086

Retail - Apparel/Shoe — 0.8%
Abercrombie & Fitch Co., Class A	46,900	615,797
Cato Corp., Class A	48,897	790,664
Express, Inc.†	62,600	231,620
Genesco, Inc.†	9,600	330,336
Tilly’s, Inc., Class A	47,600	309,400
Winmark Corp.	325	65,000

		2,342,817

Retail - Automobile — 0.2%
Lithia Motors, Inc., Class A	1,300	154,908
Rush Enterprises, Inc., Class A	8,500	356,320

		511,228

Retail - Bookstores — 0.1%
Barnes & Noble Education, Inc.†	108,600	359,466

Retail - Building Products — 0.9%
BMC Stock Holdings, Inc.†	61,300	1,503,689
Foundation Building Materials, Inc.†	13,500	210,600
GMS, Inc.†	45,800	1,046,530

		2,760,819

Retail - Discount — 0.1%
Citi Trends, Inc.	9,600	189,792

Retail - Drug Store — 0.2%
Rite Aid Corp.†#	43,204	588,438

Retail - Home Furnishings — 0.2%
Bassett Furniture Industries, Inc.	6,500	64,155
Haverty Furniture Cos., Inc.	9,600	161,472
RH†	1,700	308,380

		534,007

Retail - Jewelry — 0.1%
Movado Group, Inc.	13,700	201,390
Signet Jewelers, Ltd.	7,800	181,896

		383,286

Retail - Misc./Diversified — 0.1%
Sally Beauty Holdings, Inc.†	27,000	335,880

Retail - Office Supplies — 0.3%
Office Depot, Inc.	414,400	973,840

Retail - Restaurants — 0.1%
Brinker International, Inc.	10,500	360,675

Retail - Sporting Goods — 0.7%
Hibbett Sports, Inc.†	57,200	1,116,544
Sportsman’s Warehouse Holdings, Inc.†	91,100	546,600
Zumiez, Inc.†	15,600	413,868

		2,077,012

Security Description	Shares	Value (Note 2)

Rubber/Plastic Products — 0.2%
Myers Industries, Inc.	6,258	$84,921
Trinseo SA	26,300	575,444

		660,365

Savings & Loans/Thrifts — 3.4%
BankFinancial Corp.	25,600	290,304
Berkshire Hills Bancorp, Inc.	48,200	1,176,562
Brookline Bancorp, Inc.	26,300	364,781
Dime Community Bancshares, Inc.	16,500	276,870
First Defiance Financial Corp.	16,420	392,684
Flushing Financial Corp.	21,300	386,701
FS Bancorp, Inc.	1,500	71,685
HomeTrust Bancshares, Inc.	3,500	83,160
Investors Bancorp, Inc.	254,700	2,684,538
Meridian Bancorp, Inc.	35,200	581,152
Northfield Bancorp, Inc.	70,600	997,578
People’s United Financial, Inc.	9,625	134,654
Riverview Bancorp, Inc.	3,100	19,995
Territorial Bancorp, Inc.	2,900	73,718
Washington Federal, Inc.	65,700	1,970,343
Waterstone Financial, Inc.	10,000	166,300
WSFS Financial Corp.	10,656	367,206

		10,038,231

Schools — 0.5%
American Public Education, Inc.†	9,600	213,696
K12, Inc.†	63,200	1,256,416

		1,470,112

Semiconductor Components - Integrated Circuits — 0.3%
Cirrus Logic, Inc.†	13,000	892,320

Semiconductor Equipment — 0.3%
Ultra Clean Holdings, Inc.†	13,800	288,558
Veeco Instruments, Inc.†	40,500	542,295

		830,853

Steel-Producers — 0.6%
Commercial Metals Co.	100,300	1,831,478

Storage/Warehousing — 0.0%
Mobile Mini, Inc.	2,300	89,677

Superconductor Product & Systems — 0.1%
American Superconductor Corp.†#	37,300	255,505

Telecom Services — 0.4%
Consolidated Communications Holdings, Inc.	168,600	1,048,692
Spok Holdings, Inc.	2,500	24,900

		1,073,592

Television — 0.5%
Gray Television, Inc.†	30,400	575,168
Sinclair Broadcast Group, Inc., Class A	37,100	861,091

		1,436,259

Textile - Products — 0.0%
Culp, Inc.	4,000	36,480

Tobacco — 0.1%
Vector Group, Ltd.	24,690	286,898

Transactional Software — 0.0%
Synchronoss Technologies, Inc.†#	17,700	87,084

Transport - Marine — 0.7%
Costamare, Inc.	77,400	505,422
Dorian LPG, Ltd.†	63,000	700,560
SEACOR Holdings, Inc.†	19,700	734,810

		1,940,792

78

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Transport - Services — 0.4%
Echo Global Logistics, Inc.†	64,590	$1,191,686

Transport -Truck — 0.5%
ArcBest Corp.	69,020	1,367,286
Covenant Transportation Group, Inc., Class A†	5,000	60,500

		1,427,786

Water — 0.2%
American States Water Co.	5,100	390,609
Artesian Resources Corp., Class A	1,300	44,629
Consolidated Water Co., Ltd.	12,100	195,536

		630,774

Wire & Cable Products — 0.1%
Encore Wire Corp.	3,000	146,910

X-Ray Equipment — 0.1%
Varex Imaging Corp.†	18,400	427,248

Total Common Stocks
(cost $295,214,261)		282,908,014

RIGHTS — 0.0%
Medical - Drugs — 0.0%
Spero Therapeutics, Inc. (strike price $9.00) Expires 03/02/2020 (cost $0)	2,462	1,329

Total Long-Term Investment Securities
(cost $295,214,261)		282,909,343

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(1)(2) (cost $3,438,239)	3,438,239	3,438,239

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $7,191,150 and collateralized by $1,380,000 of United States Treasury Notes, bearing interest at 2.13% due 12/31/2021 and by $5,750,000 of United States Treasury Bonds, bearing interest at 2.63% due 12/15/2021 and having an approximate aggregate value of $7,340,704 (cost $7,191,000)	$7,191,000	$7,191,000

TOTAL INVESTMENTS
(cost $305,843,500)(3)	100.6%	293,538,582
Liabilities in excess of other assets	(0.6)	(1,702,809)

NET ASSETS	100.0%	$291,835,773

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	The rate shown is the 7-day yield as of February 29, 2020.
(2)

At February 29, 2020, the Fund had loaned securities with a total value of $8,290,027. This was secured by collateral of $3,438,239, which was received in cash and subsequently invested in short-term investments currently valued at $3,438,239 as reported in the Portfolio of Investments. Additional collateral of $5,162,405 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/01/2047 to 07/01/2049	$800
Federal National Mtg. Assoc.	2.50% to 3.50%	11/01/2046 to 12/25/2049	743
Government National Mtg. Assoc.	2.50%	09/20/2046	247
United States Treasury Bills	0.00%	03/12/2020 to 05/21/2020	52,245
United States Treasury Notes/Bonds	0.13% to 8.75%	03/31/2020 to 11/15/2049	5,108,370

(3)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
117	Long	Russell 2000 E-Mini Index	March 2020	$9,385,893	$8,628,165	$(757,728)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

79

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$282,908,014	$—	$—	$282,908,014
Rights	1,329	—	—	1,329
Short-Term Investment Securities	3,438,239	—	—	3,438,239
Repurchase Agreements	—	7,191,000	—	7,191,000

Total Investments at Value	$286,347,582	$7,191,000	$—	$293,538,582

LIABILITIES:
Other Financial Instruments:+

Futures Contracts	$757,728	$—	$—	$757,728

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

80

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	19.5%
Sovereign	10.1
Federal Home Loan Mtg. Corp.	7.0
Registered Investment Companies	4.4
Diversified Banking Institutions	3.6
Diversified Financial Services	3.2
Banks — Commercial	3.1
Cable/Satellite TV	1.9
Real Estate Investment Trusts	1.8
Government National Mtg. Assoc.	1.8
Cellular Telecom	1.7
Pipelines	1.6
Oil Companies-Exploration & Production	1.5
United States Treasury Bonds	1.2
Electric — Integrated	1.2
Medical — Drugs	1.0
Auto — Cars/Light Trucks	0.9
Finance — Consumer Loans	0.8
Oil Companies — Integrated	0.8
United States Treasury Notes	0.8
Chemicals — Diversified	0.7
Containers — Metal/Glass	0.6
Banks — Super Regional	0.6
Electric — Generation	0.6
Enterprise Software/Service	0.6
Satellite Telecom	0.5
Internet Content — Entertainment	0.5
Containers — Paper/Plastic	0.5
Computers	0.5
Metal — Copper	0.5
Distribution/Wholesale	0.5
Electric — Distribution	0.4
Television	0.4
Medical — Hospitals	0.4
Food — Misc./Diversified	0.4
Independent Power Producers	0.4
Batteries/Battery Systems	0.4
Diversified Manufacturing Operations	0.4
Transport-Rail	0.4
Airport Development/Maintenance	0.4
Real Estate Operations & Development	0.4
Insurance — Property/Casualty	0.4
Finance — Credit Card	0.3
Food — Retail	0.3
Diversified Minerals	0.3
Computer Software	0.3
Cosmetics & Toiletries	0.3
Retail — Restaurants	0.3
Telecom Services	0.3
Food — Meat Products	0.3
Protection/Safety	0.3
Radio	0.3
Energy — Alternate Sources	0.3
Oil — Field Services	0.3
Medical Labs & Testing Services	0.3
Electronic Parts Distribution	0.3
Theaters	0.3
Commercial Services	0.3
Machinery — Farming	0.3
Insurance — Mutual	0.3
Retail — Petroleum Products	0.3
Computers — Integrated Systems	0.3
Building & Construction Products-Misc.	0.3
Metal — Iron	0.3
Federal Home Loan Bank	0.3
Commercial Services — Finance	0.3
Insurance — Life/Health	0.3
Medical — HMO	0.3
Consumer Products-Misc.	0.3

Aerospace/Defense — Equipment	0.3
Building & Construction — Misc.	0.3
Medical — Generic Drugs	0.3
Applications Software	0.2
Diagnostic Equipment	0.2
Paper & Related Products	0.2
Multimedia	0.2
Finance — Leasing Companies	0.2
Agricultural Chemicals	0.2
Medical Products	0.2
Finance — Investment Banker/Broker	0.2
Metal — Diversified	0.2
Data Processing/Management	0.2
Chemicals — Specialty	0.2
Casino Services	0.2
Insurance — Multi-line	0.2
Auction Houses/Art Dealers	0.2
Investment Companies	0.2
Casino Hotels	0.2
Steel — Producers	0.2
Pharmacy Services	0.2
Hotels/Motels	0.2
Banks — Export/Import	0.2
Dialysis Centers	0.2
Advertising Agencies	0.2
Machinery — Construction & Mining	0.2
Internet Connectivity Services	0.2
Insurance Brokers	0.2
Auto/Truck Parts & Equipment — Original	0.2
Food — Dairy Products	0.2
Finance — Mortgage Loan/Banker	0.2
Oil Refining & Marketing	0.2
Finance — Commercial	0.2
Building Products — Doors & Windows	0.2
Computer Services	0.2
E-Commerce/Services	0.2
Building — Heavy Construction	0.2
Building Products — Air & Heating	0.2
Finance — Auto Loans	0.1
Auto — Heavy Duty Trucks	0.1
Building — Residential/Commercial	0.1
Transport — Air Freight	0.1
Brewery	0.1
Rental Auto/Equipment	0.1
Coal	0.1
Metal Processors & Fabrication	0.1
Decision Support Software	0.1
Human Resources	0.1
Savings & Loans/Thrifts	0.1
Medical — Biomedical/Gene	0.1
Electronic Components — Semiconductors	0.1
Security Services	0.1
Banks — Money Center	0.1
Machinery — Pumps	0.1
Pastoral & Agricultural	0.1
Poultry	0.1
Banks — Special Purpose	0.1
Central Bank	0.1
Computers — Memory Devices	0.1
Hazardous Waste Disposal	0.1
Gas — Distribution	0.1
SupraNational Banks	0.1
Retail — Discount	0.1
Motion Pictures & Services	0.1
Beverages — Non-alcoholic	0.1
Gambling (Non-Hotel)	0.1
Transport — Marine	0.1
Disposable Medical Products	0.1
Aerospace/Defense	0.1

81

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited) — (continued)

Industry Allocation* (continued)

Publishing — Periodicals	0.1%
Broadcast Services/Program	0.1
Trucking/Leasing	0.1
Investment Management/Advisor Services	0.1
Petrochemicals	0.1
Tools — Hand Held	0.1
Retail — Mail Order	0.1
Non-Hazardous Waste Disposal	0.1
Auto Repair Centers	0.1
Food — Confectionery	0.1
Transport — Truck	0.1
Machinery — General Industrial	0.1
Oil Field Machinery & Equipment	0.1
Advertising Sales	0.1
Telecom Equipment — Fiber Optics	0.1
Electronic Measurement Instruments	0.1
Resorts/Theme Parks	0.1
Platinum	0.1
Sovereign Agency	0.1
Medical — Wholesale Drug Distribution	0.1
Internet Financial Services	0.1
Transport — Equipment & Leasing	0.1
Direct Marketing	0.1
Computer Graphics	0.1
Building Societies	0.1
Research & Development	0.1
Athletic Equipment	0.1
Real Estate Management/Services	0.1
Quarrying	0.1
Computer Data Security	0.1

100.5%

*	Calculated as a percentage of net assets

Credit Quality†#

Aaa	32.3%
Aa	1.9
A	7.6
Baa	14.9
Ba	15.6
B	16.5
Caa	2.5
Not Rated@	8.7

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.

82

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited)

Security Description	Principal Amount(7)	Value (Note 2)

ASSET BACKED SECURITIES — 3.0%
Diversified Financial Services — 3.0%
American Express Credit Account Master Trust Series 2019-2, Class A 2.67% due 11/15/2024	$500,000	$515,220
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	225,000	229,771
American Express Credit Account Master Trust Series 2018-8, Class A 3.18% due 04/15/2024	303,000	312,226
AmeriCredit Automobile Receivables Trust Series 2019-1, Class A3 2.97% due 11/20/2023	500,000	509,699
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	500,000	506,768
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	318,000	324,633
BANK Series 2019-BN19, Class A3 3.18% due 08/15/2061(1)	1,250,000	1,381,540
BANK Series 2019-BN16, Class A2 3.93% due 02/15/2052(1)	680,000	733,539
Benchmark Mtg. Trust Series 2019-B9, Class AAB 3.93% due 03/15/2052(1)	850,000	958,872
BMW Vehicle Lease Trust Series 2019-1, Class A4 2.92% due 08/22/2022	350,000	357,463
BX Commercial Mtg. Trust FRS Series 2019-IMC, Class A 2.66% (1 ML+1.00%) due 04/15/2034*(1)	700,000	699,577
Capital One Multi-Asset Execution Trust Series 2019-A2, Class A2 1.72% due 08/15/2024	500,000	506,039
Capital One Prime Auto Receivables Trust Series 2019-2, Class A3 1.92% due 05/15/2024	100,000	101,355
CarMax Auto Owner Trust Series 2019-3, Class A3 2.18% due 08/15/2024	200,000	204,023
CarMax Auto Owner Trust Series 2019-2, Class A3 2.68% due 03/15/2024	250,000	255,738
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	400,000	411,751
Chase Mtg. Finance Corp. VRS Series 2016-SH2, Class M2 3.75% due 12/25/2045*(2)(3)	658,740	693,426
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1 2.49% due 01/20/2023	100,000	100,940
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7 3.96% due 10/13/2030	100,000	116,842
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(1)(2)	1,000,000	1,168,866
COMM Mtg. Trust VRS Series 2015-CR22, Class XA 0.91% due 03/10/2048(1)(2)(4)	4,213,798	147,577

Security Description	Principal Amount(7)	Value (Note 2)

Diversified Financial Services (continued)
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.83% due 02/10/2036*(1)(2)	$250,000	$275,283
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	150,000	154,111
CSAIL Commercial Mtg. Trust Series 2019-C17, Class A2 3.00% due 09/15/2052(1)	1,675,000	1,772,071
CSAIL Commercial Mtg. Trust Series 2015-C1, Class A4 3.51% due 04/15/2050(1)	490,000	531,814
Discover Card Execution Note Trust Series 2019-A1, Class A1 3.04% due 07/15/2024	470,000	485,920
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	115,000	115,092
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A 2.48% due 09/15/2024	250,000	257,645
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	201,993
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3 2.18% due 04/16/2024	132,000	134,027
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	45,314	45,295
Hertz Vehicle Financing II LP Series 2019-3A, Class A 2.67% due 12/26/2025*	100,000	103,375
Honda Auto Receivables Owner Trust Series 2019-1, Class A3 2.83% due 03/20/2023	233,000	237,544
ILPT Trust Series 2019-SURF, Class A 4.15% due 02/11/2041*(1)	960,000	1,125,630
Jackson Park Trust Series 2019-LIC, Class A 2.77% due 10/14/2039*(1)	2,500,000	2,664,213
JP Morgan Mtg. Trust VRS Series 2017-6, Class A6 3.00% due 12/25/2048*(2)(3)	1,855,055	1,890,904
JP Morgan Mtg. Trust VRS Series 2018-1, Class A5 3.50% due 06/25/2048*(2)(3)	1,311,751	1,341,265
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4 3.25% due 10/15/2024	62,000	63,418
Mercedes-Benz Auto Lease Trust Series 2018-B, Class A4 3.31% due 07/15/2024	367,000	374,132
MTRO Commercial Mtg. Trust FRS Series 2019-TECH, Class A 2.56% (1 ML+0.90%) due 12/15/2033*(1)	550,000	549,503
One Bryant Park Trust Series 2019-OBP, Class A 2.52% due 09/15/2054*(1)	640,000	665,746
Shellpoint Co-Originator Trust VRS Series 2017-2, Class A1 3.50% due 10/25/2047*(2)(3)	715,754	734,822
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	425,000	444,962

83

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024		$200,000	$207,714
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*		100,000	102,075
Volkswagen Auto Loan Enhanced Trust Series 2018-2, Class A4 3.33% due 02/20/2025		150,000	156,922
World Financial Network Credit Card Master Trust Series 2019-C, Class M 2.71% due 07/15/2026		250,000	254,315

Total Asset Backed Securities
(cost $23,955,858)			25,125,656

U.S. CORPORATE BONDS & NOTES — 31.4%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024		101,000	111,296
Omnicom Group, Inc. Senior Notes 2.45% due 04/30/2030		488,000	491,913

			603,209

Advertising Sales — 0.1%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*		580,000	592,641

Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*		494,000	543,247
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020		233,000	233,506

			776,753

Aerospace/Defense-Equipment — 0.3%
L3Harris Technologies, Inc. Senior Notes 2.90% due 12/15/2029		50,000	53,154
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*		916,000	932,030
United Technologies Corp. Senior Notes 1.15% due 05/18/2024	EUR	950,000	1,090,084

			2,075,268

Airlines — 0.0%
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 04/02/2020(5)		3,811	3,833

Applications Software — 0.2%
CDK Global, Inc. Senior Notes 5.88% due 06/15/2026		716,000	749,151
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*		1,195,000	1,251,404

			2,000,555

Security Description	Principal Amount(7)		Value (Note 2)

Auction Houses/Art Dealers — 0.2%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*		$1,265,000	$1,261,344

Auto-Cars/Light Trucks — 0.7%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*		150,000	152,873
Daimler Finance North America LLC FRS Company Guar. Notes 2.41% (3 ML + 0.67%) due 11/05/2021*		855,000	857,733
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*		368,000	368,584
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026		204,000	204,299
Ford Motor Credit Co. LLC Senior Notes 4.54% due 03/06/2025	GBP	400,000	542,406
Hyundai Capital America Senior Notes 3.40% due 06/20/2024*		252,000	265,596
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*		189,000	192,792
Nissan Motor Acceptance Corp. FRS Senior Notes 2.74% (3 ML+0.89%) due 01/13/2022*		850,000	855,558
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*		1,050,000	1,048,687
Toyota Motor Credit Corp. Senior Notes 2.15% due 02/13/2030		400,000	405,013
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023		340,000	364,668
Volkswagen Group of America Finance LLC Company Guar. Notes 2.50% due 09/24/2021*		235,000	238,029

			5,496,238

Auto-Heavy Duty Trucks — 0.1%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*		1,004,000	1,015,255
PACCAR Financial Corp. Senior Notes 2.00% due 09/26/2022		190,000	193,470

			1,208,725

Auto/Truck Parts & Equipment-Original — 0.1%
Dana, Inc. Senior Notes 5.38% due 11/15/2027		720,000	727,200
Lear Corp. Senior Notes 5.25% due 05/15/2049		188,000	197,360

			924,560

84

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.5%
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025		$993,000	$1,134,601
Citizens Financial Group, Inc. Senior Notes 2.50% due 02/06/2030		75,000	76,120
Citizens Financial Group, Inc. Sub. Notes 4.30% due 12/03/2025		178,000	198,729
Discover Bank Senior Notes 2.70% due 02/06/2030		250,000	252,739
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037		405,000	595,201
SunTrust Bank Senior Notes 3.20% due 04/01/2024		498,000	527,381
SunTrust Bank Senior Notes 3.50% due 08/02/2022		288,000	295,960
Synovus Bank Senior Notes 2.29% due 02/10/2023		250,000	253,023
Zions Bancorp NA Sub. Notes 3.25% due 10/29/2029		479,000	502,353

			3,836,107

Banks-Super Regional — 0.6%
Bank of America NA FRS Senior Notes 2.03% (3 ML + 0.35%) due 05/24/2021		860,000	860,522
Bank of America NA Senior Notes 3.34% due 01/25/2023		426,000	440,399
Wells Fargo & Co. Senior Notes 1.00% due 02/02/2027	EUR	800,000	907,343
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027		1,187,000	1,331,232
Wells Fargo Bank NA Senior Notes 2.08% due 09/09/2022		697,000	702,176
Wells Fargo Bank NA Sub. Notes 5.25% due 08/01/2023	GBP	400,000	577,111

			4,818,783

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc. Company Guar. Notes 6.38% due 07/15/2026*		1,430,000	1,483,339
EnerSys Company Guar. Notes 5.00% due 04/30/2023*		1,858,000	1,944,713

			3,428,052

Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025		480,000	538,298

Security Description	Principal Amount(7)	Value (Note 2)

Beverages-Non-alcoholic (continued)
PepsiCo, Inc. Senior Notes 2.88% due 10/15/2049	$250,000	$264,371

		802,669

Brewery — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	346,000	426,565
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	511,000	613,364
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	72,000	97,843

		1,137,772

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 5.30% due 05/15/2049	256,000	309,901

Building & Construction Products-Misc. — 0.2%
Owens Corning Senior Notes 4.30% due 07/15/2047	452,000	502,637
Standard Industries, Inc. Senior Notes 6.00% due 10/15/2025*	1,200,000	1,254,000

		1,756,637

Building & Construction-Misc. — 0.2%
Frontdoor, Inc. Senior Notes 6.75% due 08/15/2026*	1,258,000	1,376,636

Building Products-Air & Heating — 0.1%
Carrier Global Corp. Company Guar. Notes 3.38% due 04/05/2040*	387,000	397,805
Carrier Global Corp. Company Guar. Notes 3.58% due 04/05/2050*	340,000	350,284

		748,089

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	273,000	299,530

Building Products-Doors & Windows — 0.1%
Griffon Corp. Senior Notes 5.75% due 03/01/2028*	839,000	839,310

Building-Heavy Construction — 0.1%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*#	1,164,000	1,056,330

Building-Residential/Commercial — 0.0%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	211,000	222,685

Cable/Satellite TV — 1.4%
Block Communications, Inc. Senior Notes 4.88% due 03/01/2028*	909,000	912,200

85

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*		$556,000	$578,240
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*		685,000	729,320
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 3.41% (3 ML+1.65%) due 02/01/2024		1,290,000	1,331,215
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050		301,000	325,248
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.05% due 03/30/2029		1,025,000	1,188,128
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038		29,000	33,646
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035		94,000	124,157
Comcast Corp. Company Guar. Notes 0.25% due 05/20/2027	EUR	580,000	642,299
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027		427,000	441,268
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038		56,000	65,198
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038		329,000	410,958
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024		785,000	847,800
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*		3,337,000	3,512,192
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037		364,000	473,918

			11,615,787

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027*		720,000	711,094

Casino Services — 0.2%
Eldorado Resorts, Inc. Company Guar. Notes 6.00% due 09/15/2026		1,185,000	1,276,269

Cellular Telecom — 0.7%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		4,397,000	5,023,573

Security Description	Principal Amount(7)		Value (Note 2)

Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025		$555,000	$570,029

			5,593,602

Chemicals-Diversified — 0.3%
Dow Chemical Co. Senior Notes 1.13% due 03/15/2032	EUR	1,050,000	1,131,525
LYB International Finance III LLC Company Guar. Notes 4.20% due 10/15/2049		356,000	377,314
Westlake Chemical Corp. Senior Notes 1.63% due 07/17/2029	EUR	500,000	560,024

			2,068,863

Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022		213,000	217,421
Huntsman International LLC Senior Notes 4.50% due 05/01/2029		345,000	380,087
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		144,000	217,888

			815,396

Coal — 0.1%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*		1,235,000	1,111,500

Commercial Services — 0.3%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*		944,000	929,840
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*		1,525,000	1,520,028

			2,449,868

Commercial Services-Finance — 0.2%
MPH Acquisition Holdings LLC Company Guar. Notes 7.13% due 06/01/2024*		1,350,000	1,255,797

Computer Services — 0.1%
IBM Credit LLC Senior Notes 3.00% due 02/06/2023		696,000	727,497
International Business Machines Corp. Senior Notes 2.50% due 01/27/2022		329,000	336,502

			1,063,999

Computer Software — 0.1%
Rackspace Hosting, Inc. Company Guar. Notes 8.63% due 11/15/2024*#		1,050,000	1,005,375

Computers — 0.5%
Apple, Inc. Senior Notes 2.05% due 09/11/2026		232,000	237,964

86

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Apple, Inc. Senior Notes 2.85% due 05/06/2021	$177,000	$180,072
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	2,515,000	2,947,633
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	333,000	456,982
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	249,000	311,518

		4,134,169

Computers-Integrated Systems — 0.3%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024#	1,580,000	1,422,000
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	901,000	977,855

		2,399,855

Consumer Products-Misc. — 0.3%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,350,000	1,407,375
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	692,000	723,140

		2,130,515

Containers-Metal/Glass — 0.3%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*#	1,034,000	1,084,956
Silgan Holdings, Inc. Senior Notes 4.75% due 03/15/2025	1,300,000	1,315,171

		2,400,127

Containers-Paper/Plastic — 0.2%
Berry Global, Inc. Sec. Notes 4.50% due 02/15/2026*	689,000	678,665
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	971,000	1,041,398

		1,720,063

Cosmetics & Toiletries — 0.2%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*#	1,875,000	1,926,562

Data Processing/Management — 0.2%
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	1,139,000	1,167,475
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	160,000	191,446

		1,358,921

Security Description	Principal Amount(7)		Value (Note 2)

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 4.00% due 11/15/2029*		$1,025,000	$1,062,208

Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc. Senior Notes 6.63% due 05/15/2022*		190,000	188,518
Thermo Fisher Scientific, Inc. Senior Notes 1.88% due 10/01/2049	EUR	650,000	691,745

			880,263

Dialysis Centers — 0.2%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024		1,400,000	1,417,500

Distribution/Wholesale — 0.4%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*		1,050,000	1,025,063
Anixter, Inc. Company Guar. Notes 6.00% due 12/01/2025		941,000	1,006,870
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025		1,166,000	1,215,065

			3,246,998

Diversified Banking Institutions — 1.7%
Bank of America Corp. Senior Notes 0.75% due 07/26/2023	EUR	700,000	788,197
Bank of America Corp. Senior Notes 2.38% due 06/19/2024	EUR	900,000	1,086,237
Bank of America Corp. Senior Notes 2.46% due 10/22/2025		377,000	386,544
Bank of America Corp. Senior Notes 3.71% due 04/24/2028		354,000	386,581
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027		610,000	678,854
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037		296,000	407,317
Citigroup, Inc. Senior Notes 2.75% due 01/24/2024	GBP	300,000	404,028
Citigroup, Inc. FRS Senior Notes 2.96% (3 ML + 1.07%) due 12/08/2021		850,000	861,398
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028		615,000	675,499
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027		334,000	377,214
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046		358,000	449,315

87

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		$251,000	$336,631
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033		100,000	136,395
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021		552,000	555,049
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030		748,000	758,754
Goldman Sachs Group, Inc. FRS Senior Notes 2.86% (3 ML+1.17%) due 11/15/2021		1,000,000	1,007,300
Goldman Sachs Group, Inc. Senior Notes 3.13% due 07/25/2029	GBP	400,000	557,227
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025		319,000	348,441
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		517,000	733,702
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023		437,000	451,236
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029		421,000	459,845
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038		207,000	236,568
Morgan Stanley FRS Senior Notes 3.00% (3 ML+1.18%) due 01/20/2022		855,000	860,915
Morgan Stanley Senior Notes 3.63% due 01/20/2027		787,000	860,934
Morgan Stanley Senior Notes 5.50% due 07/24/2020		395,000	400,804

			14,204,985

Diversified Financial Services — 0.0%
USAA Capital Corp. Senior Notes 2.63% due 06/01/2021*		311,000	316,635

Diversified Manufacturing Operations — 0.2%
Carlisle Cos., Inc. Senior Notes 2.75% due 03/01/2030		188,000	187,518
General Electric Co. Senior Notes 1.25% due 05/26/2023	EUR	500,000	568,190
Illinois Tool Works, Inc. Senior Notes 0.63% due 12/05/2027	EUR	585,000	667,445
Illinois Tool Works, Inc. Senior Notes 3.50% due 03/01/2024		229,000	248,114

			1,671,267

Security Description	Principal Amount(7)	Value (Note 2)

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	$150,000	$198,798

E-Commerce/Services — 0.1%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	1,249,000	1,160,071

Electric-Distribution — 0.3%
CenterPoint Energy, Inc. Senior Notes 2.95% due 03/01/2030	449,000	467,424
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	739,000	785,466
NextEra Energy Operating Partners LP Company Guar. Notes 4.25% due 07/15/2024*	1,275,000	1,298,587

		2,551,477

Electric-Generation — 0.2%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	268,000	329,439
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,280,000	1,292,800

		1,622,239

Electric-Integrated — 0.9%
AEP Texas, Inc. Senior Notes 4.15% due 05/01/2049	121,000	145,036
Black Hills Corp. Senior Notes 3.88% due 10/15/2049	153,000	171,579
Consolidated Edison Co. of New York, Inc. FRS Senior Notes 2.35% (3 ML + 0.40%) due 06/25/2021	860,000	863,613
Consolidated Edison Co. of New York, Inc. Senior Notes 4.45% due 06/15/2020	323,000	325,614
Dominion Energy South Carolina, Inc. 1st Mtg. Bonds 5.10% due 06/01/2065	371,000	534,048
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	262,000	329,286
DTE Electric Co. General Refunding Mtg. 3.95% due 03/01/2049	490,000	596,370
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	154,000	157,812
Entergy Texas, Inc. 1st Mtg. Notes 4.50% due 03/30/2039	555,000	692,347
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	587,000	857,671
Interstate Power & Light Co. Senior Notes 3.50% due 09/30/2049	192,000	213,187

88

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	$310,000	$359,477
PECO Energy Co. 1st Mtg. Bonds 3.00% due 09/15/2049	210,000	219,501
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	342,000	392,973
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	249,000	313,915
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	603,000	577,192
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	568,000	571,578

		7,321,199

Electric-Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	137,000	144,955

Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.63% due 09/15/2027*	382,000	412,560
Intel Corp. Senior Notes 2.45% due 07/29/2020	311,000	311,890

		724,450

Electronic Measurement Instruments — 0.1%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	32,000	35,695
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	476,000	547,250

		582,945

Electronic Parts Distribution — 0.3%
Arrow Electronics, Inc. Senior Notes 4.00% due 04/01/2025	172,000	183,553
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	2,199,000	2,291,017

		2,474,570

Energy-Alternate Sources — 0.2%
Hanwha Energy USA Holdings Corp. Company Guar. Notes 2.38% due 07/30/2022*	420,000	427,964
Pattern Energy Group, Inc. Company Guar. Notes 5.88% due 02/01/2024*	1,494,000	1,523,880

		1,951,844

Enterprise Software/Service — 0.2%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	985,000	1,011,792

Security Description	Principal Amount(7)		Value (Note 2)

Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 2.95% due 11/15/2024		$500,000	$530,828

			1,542,620

Finance-Auto Loans — 0.1%
Credit Acceptance Corp. Company Guar. Notes 5.13% due 12/31/2024*		225,000	231,750
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026*		954,000	1,001,719

			1,233,469

Finance-Consumer Loans — 0.7%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*		1,753,000	1,650,748
Navient Corp. Senior Notes 5.00% due 03/15/2027		600,000	580,320
SLM Corp. Senior Notes 5.63% due 08/01/2033		1,156,000	1,013,355
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029		464,000	473,883
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025		1,150,000	1,265,000
Synchrony Financial Senior Notes 4.50% due 07/23/2025		1,073,000	1,179,549

			6,162,855

Finance-Credit Card — 0.3%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*		1,050,000	1,030,313
American Express Co. Senior Notes 3.40% due 02/22/2024		223,000	238,603
American Express Co. Senior Notes 4.20% due 11/06/2025		165,000	187,265
Capital One Financial Corp. FRS Senior Notes 2.84% (3 ML+0.95%) due 03/09/2022		1,000,000	1,008,825
Mastercard, Inc. Senior Notes 2.00% due 03/03/2025		363,000	372,188

			2,837,194

Finance-Investment Banker/Broker — 0.1%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*		1,087,000	1,127,763

Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*		1,275,000	1,306,340

Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.63% due 03/08/2027	EUR	550,000	657,137

89

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	$131,000	$132,181
Smithfield Foods, Inc. Company Guar. Notes 4.25% due 02/01/2027*	194,000	208,438
Smithfield Foods, Inc. Senior Notes 5.20% due 04/01/2029*	212,000	242,060

		582,679

Food-Misc./Diversified — 0.4%
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	25,000	31,607
Conagra Brands, Inc. Senior Notes 7.00% due 10/01/2028	262,000	339,699
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,020,000	999,600
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025	215,000	224,216
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	231,000	237,646
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	865,000	899,617
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	335,000	368,821
Post Holdings, Inc. Company Guar. Notes 5.50% due 03/01/2025*	295,000	307,169

		3,408,375

Food-Retail — 0.3%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	780,000	767,364
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	1,000,000	1,036,250
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	709,000	736,864
Kroger Co. Senior Notes 3.88% due 10/15/2046	195,000	207,531

		2,748,009

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.40% due 02/15/2030	262,000	267,322

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	313,000	328,300

Security Description	Principal Amount(7)	Value (Note 2)

Gas-Distribution (continued)
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	$174,000	$237,225
Washington Gas Light Co. Senior Notes 3.65% due 09/15/2049	273,000	300,871

		866,396

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Company Guar. Notes 4.88% due 07/15/2027*	833,000	870,235

Hotels/Motels — 0.2%
Wyndham Worldwide Corp. Senior Sec. Notes 5.75% due 04/01/2027	1,400,000	1,480,080

Human Resources — 0.1%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	720,000	738,000

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	577,000	553,458
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025	1,130,000	1,167,663
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	721,000	738,524

		2,459,645

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	161,000	163,621
Willis North America, Inc. Company Guar. Notes 3.88% due 09/15/2049	191,000	210,782
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	174,000	224,317

		598,720

Insurance-Life/Health — 0.1%
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	254,000	256,682
Prudential Financial, Inc. Senior Notes 3.70% due 03/13/2051	77,000	81,893
Unum Group Senior Notes 4.50% due 12/15/2049	273,000	294,091

		632,666

Insurance-Mutual — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	287,000	301,407
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	605,000	606,379

90

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual (continued)
New York Life Global Funding FRS Senior Sec. Notes 2.10% (3 ML+0.28%) due 01/21/2022*	$850,000	$852,798

		1,760,584

Insurance-Property/Casualty — 0.2%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	224,000	232,952
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,045,000	1,084,846
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	24,000	31,616

		1,349,414

Internet Connectivity Services — 0.2%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	1,359,000	1,392,975

Internet Content-Entertainment — 0.5%
Netflix, Inc. Senior Notes 4.38% due 11/15/2026	1,507,000	1,578,130
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	2,640,000	2,782,032

		4,360,162

Investment Companies — 0.1%
FS Energy & Power Fund Senior Sec. Notes 7.50% due 08/15/2023*	960,000	990,000

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 3.00% due 03/22/2022	279,000	288,756

Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp. Senior Notes 1.95% due 11/18/2022	189,000	191,669
Caterpillar Financial Services Corp. FRS Senior Notes 2.17% (3 ML+0.28%) due 09/07/2021	840,000	841,886
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	140,000	144,407
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	213,000	226,977

		1,404,939

Machinery-Electrical — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	266,000	281,610

Machinery-Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	355,000	387,129

Security Description	Principal Amount(7)		Value (Note 2)

Machinery-Farming (continued)
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021		$169,000	$170,095
John Deere Capital Corp. Senior Notes 2.95% due 04/01/2022		517,000	534,943
John Deere Capital Corp. Senior Notes 3.45% due 01/10/2024		322,000	346,833
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023		148,000	160,433

			1,599,433

Machinery-Pumps — 0.1%
Dover Corp. Senior Notes 0.75% due 11/04/2027	EUR	570,000	642,764

Medical Labs & Testing Services — 0.2%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*		650,000	676,813
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024		391,000	414,724
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045		140,000	168,738
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*		226,000	228,810

			1,489,085

Medical Products — 0.2%
Hologic, Inc. Company Guar. Notes 4.38% due 10/15/2025*		1,025,000	1,043,911
Stryker Corp. Senior Notes 1.00% due 12/03/2031	EUR	750,000	841,368

			1,885,279

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.15% due 02/21/2040		559,000	571,183
Amgen, Inc. Senior Notes 3.38% due 02/21/2050		427,000	434,120

			1,005,303

Medical-Drugs — 0.4%
AbbVie, Inc. FRS Senior Notes 2.15% (3 ML+0.46%) due 11/19/2021*		654,000	655,665
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*		246,000	272,521
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*		442,000	499,737
Bristol-Myers Squibb Co. FRS Senior Notes 2.07% (3 ML + 0.38%) due 05/16/2022*		855,000	859,188

91

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Bristol-Myers Squibb Co. Senior Notes 3.63% due 05/15/2024*		$274,000	$295,688
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044*		128,000	166,481
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023		164,000	173,463
Johnson & Johnson Senior Notes 5.50% due 11/06/2024	GBP	400,000	620,084

			3,542,827

Medical-Generic Drugs — 0.2%
Mylan, Inc. Company Guar. Notes 4.55% due 04/15/2028		253,000	285,401
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*		979,000	1,033,824

			1,319,225

Medical-HMO — 0.3%
Centene Corp Senior Notes 4.25% due 12/15/2027*		733,000	754,110
Centene Corp. Senior Notes 4.63% due 12/15/2029*		173,000	185,110
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022		797,000	817,215
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039		195,000	214,836
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025		216,000	239,402

			2,210,673

Medical-Hospitals — 0.4%
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026		212,000	242,392
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		2,750,000	3,040,125

			3,282,517

Medical-Wholesale Drug Distribution — 0.1%
Allergan Sales LLC Company Guar. Notes 4.88% due 02/15/2021*		97,000	100,408
Cardinal Health, Inc. Senior Notes 4.60% due 03/15/2043		354,000	383,819

			484,227

Metal-Copper — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023		1,558,000	1,566,257
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028		486,000	460,534

Security Description	Principal Amount(7)	Value (Note 2)

Metal-Copper (continued)
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	$486,000	$456,937
Southern Copper Corp. Senior Notes 3.88% due 04/23/2025	500,000	533,520

		3,017,248

Metal-Iron — 0.1%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	1,022,000	930,020

Multimedia — 0.2%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	1,510,000	1,513,775

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	357,000	359,360

Oil Companies-Exploration & Production — 0.9%
Apache Corp. Senior Notes 5.10% due 09/01/2040	599,000	609,474
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	1,035,000	804,712
Chaparral Energy, Inc. Senior Notes 8.75% due 07/15/2023*	623,000	143,290
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	780,000	816,445
Extraction Oil & Gas, Inc. Company Guar. Notes 5.63% due 02/01/2026*	1,700,000	595,000
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,214,000	1,749,060
Lonestar Resources America, Inc. Company Guar. Notes 11.25% due 01/01/2023*	1,498,000	977,445
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	137,000	168,941
Marathon Oil Corp. Senior Notes 6.80% due 03/15/2032	205,000	257,075
Noble Energy, Inc. Senior Notes 4.95% due 08/15/2047	284,000	298,874
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	264,000	279,145
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	216,000	255,548
Occidental Petroleum Corp. Senior Notes 7.50% due 05/01/2031	181,000	229,280
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	627,000	476,520

		7,660,809

92

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 3.00% due 02/24/2050	$383,000	$379,092
Chevron Corp. Senior Notes 2.90% due 03/03/2024	343,000	359,885

		738,977

Oil Field Machinery & Equipment — 0.1%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*	1,816,000	599,280

Oil Refining & Marketing — 0.1%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028*	736,000	726,800

Oil-Field Services — 0.3%
Calfrac Holdings LP Company Guar. Notes 8.50% due 06/15/2026*	205,000	54,325
Calfrac Holdings LP Sec. Notes 10.88% due 03/15/2026*	108,350	97,515
Halliburton Co. Senior Notes 2.92% due 03/01/2030	262,000	257,863
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	745,000	592,275
Pioneer Energy Services Corp. Company Guar. Notes 6.13% due 03/15/2022	1,588,000	349,360
Schlumberger Holdings Corp. Senior Notes 4.00% due 12/21/2025*	260,000	285,793
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	635,000	306,394
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	567,000	548,629

		2,492,154

Paper & Related Products — 0.1%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	482,000	600,100
Georgia-Pacific LLC Senior Notes 3.73% due 07/15/2023*	442,000	471,633
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	132,000	135,104

		1,206,837

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	146,000	153,416

Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	126,000	151,419

Security Description	Principal Amount(7)		Value (Note 2)

Pharmacy Services (continued)
CVS Health Corp. Senior Notes 4.78% due 03/25/2038		$460,000	$541,132
CVS Health Corp. Senior Notes 5.05% due 03/25/2048		134,000	164,771

			857,322

Pipelines — 1.4%
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*		588,000	588,059
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*		806,000	782,328
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029*		186,000	186,318
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029*		570,000	546,413
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025		1,007,000	1,009,203
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029		181,000	171,558
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028		215,000	214,278
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035		350,000	382,818
Energy Transfer Operating LP Company Guar. Notes 5.50% due 06/01/2027		370,000	419,157
Energy Transfer Operating LP Company Guar. Notes 6.13% due 12/15/2045		154,000	173,742
EnLink Midstream LLC Company Guar. Notes 5.38% due 06/01/2029		199,000	171,713
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026		103,000	88,194
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045		18,000	13,087
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051		110,000	109,535
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024		1,710,000	1,470,600
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025		625,000	526,375
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*		1,225,000	1,232,656
Kinder Morgan, Inc. Company Guar. Notes 1.50% due 03/16/2022	EUR	700,000	795,832
MPLX LP Senior Notes 5.50% due 02/15/2049		411,000	466,903

93

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	$278,000	$290,579
Rockies Express Pipeline LLC Senior Notes 3.60% due 05/15/2025*	287,000	286,211
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	860,000	736,375
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	118,000	109,835
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	424,000	502,190

		11,273,959

Platinum — 0.1%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025	530,000	564,450

Poultry — 0.1%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	935,000	968,941

Protection/Safety — 0.3%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	1,512,000	1,564,920
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	640,000	659,008

		2,223,928

Radio — 0.3%
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	2,460,000	2,536,137

Real Estate Investment Trusts — 1.7%
Columbia Property Trust Operating Partnership LP Company Guar. Notes 4.15% due 04/01/2025	369,000	399,935
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,362,000	1,416,480
Duke Realty LP Senior Notes 2.88% due 11/15/2029	84,000	89,598
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	705,000	684,766
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	800,000	804,664
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	638,000	720,162
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	984,000	1,028,280
iStar, Inc. Senior Notes 5.25% due 09/15/2022	785,000	798,737

Security Description	Principal Amount(7)	Value (Note 2)

Real Estate Investment Trusts (continued)
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	$670,000	$635,662
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	926,000	1,013,970
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	764,000	797,242
National Retail Properties, Inc. Senior Notes 3.10% due 04/15/2050	494,000	496,428
Prologis LP Senior Notes 3.00% due 04/15/2050	244,000	248,884
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	1,945,000	2,163,103
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 3.90% due 10/15/2029	267,000	283,207
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 4.80% due 06/01/2024	180,000	194,654
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,275,000	1,300,500
Vici Properties L.P. Company Guar. Notes 4.25% due 12/01/2026*	249,000	251,515
Vici Properties L.P. Company Guar. Notes 4.63% due 12/01/2029*	373,000	385,123
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	605,000	600,462

		14,313,372

Real Estate Operations & Development — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	1,281,000	1,301,842

Rental Auto/Equipment — 0.1%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	1,469,000	1,136,521

Retail-Appliances — 0.0%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	350,000	345,625

Retail-Building Products — 0.0%
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	199,000	224,003

Retail-Discount — 0.1%
Walmart, Inc. Senior Notes 2.55% due 04/11/2023	412,000	426,714

94

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail-Discount (continued)
Walmart, Inc. Senior Notes 3.05% due 07/08/2026	$363,000	$393,854

		820,568

Retail-Mail Order — 0.1%
QVC, Inc. Senior Sec. Notes 4.75% due 02/15/2027	683,000	673,699

Retail-Petroleum Products — 0.1%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	870,000	912,456

Retail-Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	321,000	343,593

Retail-Restaurants — 0.2%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	1,450,000	1,512,350
Darden Restaurants, Inc. Senior Notes 4.55% due 02/15/2048	452,000	491,989

		2,004,339

Satellite Telecom — 0.2%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,615,000	1,776,661

Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	444,000	486,484
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	506,000	540,480

		1,026,964

Steel-Producers — 0.2%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	1,169,000	1,206,992
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	278,000	292,835

		1,499,827

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 5.45% due 11/15/2079	529,000	590,300

Telecom Services — 0.1%
Front Range BidCo., Inc. Senior Notes 6.13% due 03/01/2028*	730,000	721,021

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	1,170,000	1,362,619

Security Description	Principal Amount(7)		Value (Note 2)

Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 4.80% due 06/15/2044		$285,000	$337,146
AT&T, Inc. Senior Notes 4.85% due 07/15/2045		221,000	257,934
AT&T, Inc. Senior Notes 4.90% due 08/15/2037		354,000	422,872
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		1,760,000	1,966,800
Level 3 Financing, Inc. Company Guar. Notes 4.63% due 09/15/2027*		1,062,000	1,083,240
Verizon Communications, Inc. Senior Notes 1.50% due 09/19/2039	EUR	440,000	487,577
Verizon Communications, Inc. Senior Notes 2.50% due 04/08/2031	GBP	300,000	407,747
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036		141,000	169,358
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034		146,000	178,355
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037		391,000	522,325

			7,195,973

Television — 0.4%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027		830,000	942,050
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027		1,105,000	1,281,800
Viacom, Inc. Senior Notes 4.38% due 03/15/2043		754,000	809,719

			3,033,569

Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc. Senior Notes 3.40% due 03/01/2026		221,000	241,597

Transport-Air Freight — 0.1%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*		1,191,000	1,180,579

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 4.35% due 02/15/2024		381,000	414,201

Transport-Marine — 0.0%
Kirby Corp. Senior Notes 4.20% due 03/01/2028		244,000	269,251

Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029		208,000	216,185

95

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048		$205,000	$267,274
Norfolk Southern Corp. Senior Notes 4.10% due 05/15/2049		326,000	391,530

			874,989

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026		179,000	199,204

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.35% due 11/01/2029*		55,000	58,526
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*		407,000	446,338
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.20% due 04/01/2027*		184,000	204,335

			709,199

Total U.S. Corporate Bonds & Notes
(cost $257,522,402)			260,587,837

FOREIGN CORPORATE BONDS & NOTES — 14.1%
Advertising Agencies — 0.1%
WPP Finance 2016 Company Guar. Notes 1.38% due 03/20/2025	EUR	700,000	807,145

Agricultural Chemicals — 0.2%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*		715,000	695,695
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*		1,176,000	1,199,520

			1,895,215

Airport Development/Maintenance — 0.4%
Heathrow Funding, Ltd. Senior Sec. Notes 1.50% due 02/11/2030	EUR	800,000	924,100
Heathrow Funding, Ltd. Senior Sec. Notes 6.75% due 12/03/2028	GBP	400,000	677,825
Mexico City Airport Trust Senior Sec. Notes 4.25% due 10/31/2026		1,300,000	1,391,000

			2,992,925

Auto-Cars/Light Trucks — 0.2%
FCE Bank PLC Senior Notes 1.11% due 05/13/2020	EUR	700,000	774,210
Volkswagen International Finance NV Company Guar. Notes 1.88% due 03/30/2027	EUR	600,000	706,047

			1,480,257

Auto/Truck Parts & Equipment-Original — 0.1%
Delphi Jersey Holdings PLC Company Guar. Notes 5.00% due 10/01/2025*		411,000	450,045

Security Description	Principal Amount(7)		Value (Note 2)

Banks-Commercial — 1.6%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		$212,000	$216,729
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027		970,000	1,004,042
Banco do Brasil SA Senior Notes 4.75% due 03/20/2024*		1,330,000	1,404,161
Bank of Montreal Senior Notes 2.05% due 11/01/2022		378,000	383,668
BPCE SA Sub. Notes 4.63% due 07/18/2023	EUR	900,000	1,132,915
Canadian Imperial Bank of Commerce Senior Notes 2.25% due 01/28/2025		448,000	455,864
CBQ Finance, Ltd. Company Guar. Notes 3.25% due 06/13/2021		500,000	504,360
Credit Suisse AG Senior Notes 2.10% due 11/12/2021		420,000	424,050
Credit Suisse AG Sub. Notes 5.75% due 09/18/2025	EUR	1,100,000	1,247,011
Danske Bank A/S Sub. Notes 1.38% due 02/12/2030	EUR	1,200,000	1,336,586
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*		522,000	548,615
DBS Group Holdings, Ltd. Senior Notes 2.85% due 04/16/2022*		277,000	284,243
Grupo Aval, Ltd. Company Guar. Notes 4.38% due 02/04/2030*		710,000	709,112
ING Groep NV Senior Notes 4.63% due 01/06/2026*		220,000	252,764
Malayan Banking Bhd Sub. Notes 3.91% due 10/29/2026		550,000	565,950
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*		200,000	218,738
National Bank of Canada Senior Notes 2.15% due 10/07/2022*		464,000	470,492
Philippine National Bank Senior Notes 3.28% due 09/27/2024		500,000	521,164
Royal Bank of Canada FRS Senior Notes 2.49% (3 ML+0.73%) due 02/01/2022		855,000	862,467
Shinhan Bank Co., Ltd. Sub. Notes 4.00% due 04/23/2029*		210,000	230,994

96

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Skandinaviska Enskilda Banken AB Sub. Notes 2.50% due 05/28/2026	EUR	500,000	$566,067

			13,339,992

Banks-Export/Import — 0.2%
Export-Import Bank of India Senior Notes 3.38% due 08/05/2026		1,400,000	1,459,531

Banks-Special Purpose — 0.1%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 1.63% due 03/15/2021		567,000	569,551
Landwirtschaftliche Rentenbank Government Guar. Notes 0.63% due 10/31/2036	EUR	300,000	366,887

			936,438

Building & Construction Products-Misc. — 0.1%
Whirlpool EMEA Finance SARL Company Guar. Notes 0.50% due 02/20/2028	EUR	525,000	578,543

Building Societies — 0.1%
Nationwide Building Society Senior Notes 1.50% due 03/08/2026	EUR	350,000	402,008

Building-Residential/Commercial — 0.1%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*		940,000	979,950

Cable/Satellite TV — 0.4%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*		1,631,000	1,581,907
Altice Luxembourg SA Company Guar. Notes 7.63% due 02/15/2025*		200,000	207,500
Sky, Ltd. Company Guar. Notes 2.50% due 09/15/2026	EUR	1,000,000	1,270,461

			3,059,868

Cellular Telecom — 0.9%
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*		1,479,000	1,560,345
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*		200,000	214,060
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*		2,176,000	2,281,971
Orange SA Senior Notes 1.88% due 09/12/2030	EUR	600,000	753,453
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*		200,000	211,671
Vodafone Group PLC Senior Notes 2.88% due 11/20/2037	EUR	380,000	507,699

Security Description	Principal Amount(7)		Value (Note 2)

Cellular Telecom (continued)
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049		$143,000	$171,491
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048		176,000	221,877
Ypso Finance Bis SA Company Guar. Notes 6.00% due 02/15/2028*		1,555,000	1,493,266

			7,415,833

Chemicals-Diversified — 0.3%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*		290,000	284,200
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/31/2030*		860,000	842,542
CNAC HK Finbridge Co., Ltd. Company Guar. Notes 4.13% due 07/19/2027		500,000	548,063
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		930,000	925,942

			2,600,747

Chemicals-Specialty — 0.0%
Albemarle Wodgina Pty, Ltd. Company Guar. Notes 3.45% due 11/15/2029*		157,000	168,742

Computer Software — 0.1%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*		599,000	601,935

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025		860,000	909,320

Containers-Metal/Glass — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*		1,275,000	1,295,782
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*		1,250,000	1,322,400

			2,618,182

Containers-Paper/Plastic — 0.2%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.13% due 01/15/2026*		144,000	149,040
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*		1,238,000	1,304,543
Klabin Austria GmbH Company Guar. Notes 7.00% due 04/03/2049*		379,000	428,857

			1,882,440

Cosmetics & Toiletries — 0.1%
Unilever PLC Company Guar. Notes 1.38% due 09/15/2024	GBP	300,000	392,376

97

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Diagnostic Equipment — 0.1%
DH Europe Finance II SARL Company Guar. Notes 0.45% due 03/18/2028	EUR	590,000	$647,085
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039		300,000	325,919

			973,004

Diamonds/Precious Stones — 0.0%
Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		520,000	309,400

Disposable Medical Products — 0.1%
Becton Dickinson Euro Finance SARL Company Guar. Notes 1.21% due 06/04/2026	EUR	680,000	777,082

Diversified Banking Institutions — 1.7%
Banco Santander SA Senior Notes 2.71% due 06/27/2024		200,000	207,438
Barclays PLC Sub. Notes 2.00% due 02/07/2028	EUR	600,000	670,762
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*		557,000	571,640
BNP Paribas SA Senior Notes 3.38% due 01/23/2026	GBP	300,000	418,706
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*		476,000	523,233
Credit Suisse Group AG Senior Notes 1.25% due 07/17/2025	EUR	550,000	625,236
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021		201,000	204,783
HSBC Holdings PLC FRS Senior Notes 2.54% (3 ML+0.65%) due 09/11/2021		850,000	850,783
HSBC Holdings PLC Senior Notes 3.00% due 07/22/2028	GBP	450,000	615,870
HSBC Holdings PLC Senior Notes 3.40% due 03/08/2021		406,000	412,935
Lloyds Banking Group PLC Senior Notes 0.63% due 01/15/2024	EUR	850,000	942,999
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025		405,000	409,396
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 2.58% (3 ML+0.79%) due 07/25/2022		855,000	860,805
Mizuho Financial Group, Inc. Senior Notes 2.56% due 09/13/2025		643,000	659,362
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*		383,000	401,944

Security Description	Principal Amount(7)		Value (Note 2)

Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Senior Notes 1.75% due 03/02/2026	EUR	800,000	$919,972
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029		438,000	455,433
Sumitomo Mitsui Financial Group, Inc. FRS Senior Notes 2.62% (3 ML+0.78%) due 07/12/2022		860,000	867,085
UBS AG Sub. Notes 4.75% due 02/12/2026	EUR	750,000	859,922
UBS Group Funding Switzerland AG Senior Notes 1.25% due 09/01/2026	EUR	650,000	753,313
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*		293,000	304,610
UniCredit SpA Senior Notes 1.00% due 07/03/2025	EUR	300,000	337,560
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		200,000	210,264
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		377,000	404,985
UniCredit SpA Sub. Notes 7.30% due 04/02/2034*		200,000	232,387

			13,721,423

Diversified Financial Services — 0.2%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*		1,161,000	1,259,685
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035		600,000	685,907

			1,945,592

Diversified Manufacturing Operations — 0.2%
Siemens Financieringsmaatschappij NV FRS Company Guar. Notes 2.50% (3 ML+0.61%) due 03/16/2022*		855,000	862,078
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.25% due 05/27/2025*		518,000	560,451

			1,422,529

Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 1.63% due 03/11/2026	EUR	675,000	767,083
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*		1,575,000	1,523,813

			2,290,896

Electric-Distribution — 0.1%
Energuate Trust Company Guar. Notes 5.88% due 05/03/2027		500,000	522,500

98

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Distribution (continued)
OmGrid Funding, Ltd. Company Guar. Notes 5.20% due 05/16/2027		$500,000	$512,875

			1,035,375

Electric-Generation — 0.3%
Centrais Eletricas Brasileiras SA Senior Notes 3.63% due 02/04/2025*#		250,000	248,750
Electricite de France SA Senior Notes 5.00% due 09/21/2048*		200,000	259,995
Electricite de France SA Senior Notes 6.25% due 05/30/2028	GBP	700,000	1,213,741
SPIC Luxembourg Latin America Renewable Energy Investment Co. SARL Company Guar. Notes 4.65% due 10/30/2023		650,000	699,772

			2,422,258

Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 2.00% due 04/22/2025	EUR	800,000	963,861
Enel Finance International NV Company Guar. Notes 4.75% due 05/25/2047*		278,000	335,124
Engie Energia Chile SA Senior Notes 3.40% due 01/28/2030*		209,000	210,338
Perusahaan Listrik Negara PT Senior Notes 4.13% due 05/15/2027		200,000	214,940

			1,724,263

Energy-Alternate Sources — 0.1%
Adani Green Energy UP, Ltd./Prayatna Developers Pvt, Ltd./Parampujya Solar Energy Senior Sec. Notes 6.25% due 12/10/2024*		510,000	546,941

Finance-Commercial — 0.2%
Unifin Financiera SAB de CV Company Guar. Notes 7.38% due 02/12/2026		720,000	717,700
Unifin Financiera SAB de CV Company Guar. Notes 7.25% due 09/27/2023		520,000	526,505

			1,244,205

Finance-Consumer Loans — 0.1%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*		1,045,000	1,076,350

Finance-Investment Banker/Broker — 0.0%
Nomura Holdings, Inc. Senior Notes 3.10% due 01/16/2030		255,000	265,132

Finance-Leasing Companies — 0.2%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*		1,775,000	1,902,480

Security Description	Principal Amount(7)		Value (Note 2)

Food-Baking — 0.0%
Grupo Bimbo SAB de CV Company Guar. Notes 4.00% due 09/06/2049*		$206,000	$212,269

Food-Meat Products — 0.2%
BRF SA Senior Notes 4.88% due 01/24/2030*		500,000	506,250
JBS USA LUX SA/JBS USA Finance, Inc. Company Guar. Notes 5.88% due 07/15/2024*		1,484,000	1,510,000

			2,016,250

Independent Power Producers — 0.1%
Termocandelaria Power, Ltd. Company Guar. Notes 7.88% due 01/30/2029		1,000,000	1,080,010

Insurance-Life/Health — 0.0%
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032		301,000	323,771

Insurance-Multi-line — 0.1%
Ageas 3.25% due 07/02/2049	EUR	400,000	484,413

Insurance-Property/Casualty — 0.1%
Enstar Group, Ltd. Senior Notes 4.95% due 06/01/2029		508,000	574,939

Investment Companies — 0.1%
Huarong Finance II Co., Ltd. Company Guar. Notes 4.63% due 06/03/2026		500,000	551,465

Machinery-Farming — 0.1%
CNH Industrial Finance Europe SA Company Guar. Notes 1.75% due 03/25/2027	EUR	600,000	687,871
CNH Industrial NV Senior Notes 3.85% due 11/15/2027		151,000	160,874

			848,745

Medical-Drugs — 0.5%
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*		1,009,000	997,649
Bausch Health Cos., Inc. Company Guar. Notes 6.13% due 04/15/2025*		1,170,000	1,193,049
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*		435,000	437,175
Endo, Ltd./Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 02/01/2025*		900,000	693,000
GlaxoSmithKline Capital PLC FRS Company Guar. Notes 2.05% (3 ML+0.35%) due 05/14/2021		660,000	662,023
GlaxoSmithKline Capital PLC Company Guar. Notes 3.13% due 05/14/2021		348,000	356,134

			4,339,030

99

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Metal-Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*		$1,012,000	$971,520

Metal-Diversified — 0.2%
Chinalco Capital Holdings, Ltd. Company Guar. Notes 4.25% due 04/21/2022		800,000	816,016
Glencore Finance Europe, Ltd. Company Guar. Notes 1.50% due 10/15/2026	EUR	850,000	946,793

			1,762,809

Metal-Iron — 0.2%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*		1,299,000	1,383,435

Motion Pictures & Services — 0.1%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*		815,000	812,963

Multimedia — 0.0%
Globo Comunicacao e Participacoes SA Senior Notes 4.88% due 01/22/2030*#		200,000	200,000

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc. Senior Notes 2.60% due 02/01/2030		262,000	268,851

Oil Companies-Exploration & Production — 0.5%
Canadian Natural Resources, Ltd. Senior Notes 3.85% due 06/01/2027		270,000	286,912
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*		1,023,000	1,007,655
MEG Energy Corp. Senior Notes 7.13% due 02/01/2027*		1,050,000	990,434
Saka Energi Indonesia PT Senior Notes 4.45% due 05/05/2024		1,000,000	1,011,374
Tullow Oil PLC Company Guar. Notes 6.25% due 04/15/2022#		500,000	372,500
Wintershall Dea Finance B.V. Company Guar. Notes 1.33% due 09/25/2028	EUR	700,000	779,167

			4,448,042

Oil Companies-Integrated — 0.7%
BP Capital Markets PLC Company Guar. Notes 2.27% due 07/03/2026	GBP	700,000	951,804
BP Capital Markets PLC Company Guar. Notes 2.97% due 02/27/2026	EUR	300,000	385,403
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025		790,000	859,001

Security Description	Principal Amount(7)		Value (Note 2)

Oil Companies-Integrated (continued)
Ecopetrol SA Senior Notes 5.88% due 05/28/2045		$500,000	$597,500
Pertamina Persero PT Senior Notes 6.50% due 05/27/2041		500,000	653,228
Petro-Canada Senior Notes 5.95% due 05/15/2035		143,000	197,399
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035		1,100,000	1,100,550
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		1,000,000	954,280
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050*		73,000	76,046
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		133,000	145,052

			5,920,263

Oil Refining & Marketing — 0.1%
Empresa Nacional del Petroleo Senior Notes 5.25% due 11/06/2029		500,000	564,872

Paper & Related Products — 0.1%
Cascades, Inc. Company Guar. Notes 5.75% due 07/15/2023*		868,000	885,360

Pastoral & Agricultural — 0.1%
ESAL GmbH Company Guar. Notes 6.25% due 02/05/2023		970,000	973,647

Petrochemicals — 0.1%
Equate Petrochemical BV Company Guar. Notes 4.25% due 11/03/2026		500,000	538,859

Real Estate Operations & Development — 0.1%
Aroundtown SA Senior Notes 1.45% due 07/09/2028	EUR	600,000	685,844

Retail-Petroleum Products — 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*		1,157,000	1,130,968

Satellite Telecom — 0.2%
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*		571,000	583,848
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*		1,395,000	1,443,825

			2,027,673

Security Services — 0.1%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*		941,000	995,108

100

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
SupraNational Banks — 0.1%
European Bank for Reconstruction & Development Senior Notes 1.50% due 02/13/2025		$503,000	$515,023
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025		310,000	345,909

			860,932

Telecom Services — 0.1%
Optus Finance Pty, Ltd. Company Guar. Notes 1.00% due 06/20/2029	EUR	750,000	871,720

Telephone-Integrated — 0.3%
Deutsche Telekom AG Senior Notes 1.75% due 12/09/2049	EUR	500,000	564,756
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*		418,000	442,058
Telecom Italia Capital SA Company Guar. Notes 7.72% due 06/04/2038		216,000	278,640
Telefonica Emisiones SA Company Guar. Notes 5.45% due 10/08/2029	GBP	400,000	669,744
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038		562,000	651,341

			2,606,539

Transport-Marine — 0.1%
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*		475,000	508,701

Transport-Rail — 0.2%
Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021		162,000	165,824
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115		166,000	268,969
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.95% due 07/10/2042		850,000	1,181,500

			1,616,293

Total Foreign Corporate Bonds & Notes
(cost $114,535,801)			117,093,713

FOREIGN GOVERNMENT OBLIGATIONS — 10.3%
Central Bank — 0.1%
Central Bank of Tunisia Senior Notes 5.75% due 01/30/2025		1,000,000	934,450

Sovereign — 10.1%
Arab Republic of Egypt Senior Notes 7.05% due 01/15/2032*		930,000	944,413
Arab Republic of Egypt Senior Notes 7.60% due 03/01/2029		2,750,000	2,946,317
Arab Republic of Egypt Senior Notes 8.50% due 01/31/2047		1,024,000	1,095,803

Security Description	Principal Amount(7)	Value (Note 2)

Sovereign (continued)
Dominican Republic Senior Notes 5.88% due 01/30/2060*#	$900,000	$893,250
Dominican Republic Senior Notes 6.60% due 01/28/2024	1,600,000	1,778,016
Dominican Republic Senior Bonds 6.85% due 01/27/2045	1,900,000	2,118,500
Emirate of Abu Dhabi Senior Notes 2.50% due 10/11/2022	1,050,000	1,067,999
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027	2,450,000	2,623,783
Federal Republic of Nigeria Senior Notes 6.50% due 11/28/2027	700,000	695,188
Federal Republic of Nigeria Senior Notes 7.63% due 11/28/2047	530,000	493,494
Federative Republic of Brazil Senior Notes 4.75% due 01/14/2050	700,000	740,089
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041	1,100,000	1,293,886
Government of Ukraine Senior Notes 7.38% due 09/25/2032	750,000	802,989
Government of Ukraine Senior Notes 7.75% due 09/01/2023	800,000	866,000
Government of Ukraine Senior Notes 7.75% due 09/01/2024	550,000	595,946
Government of Ukraine Senior Notes 9.75% due 11/01/2028	1,400,000	1,681,050
Kingdom of Bahrain Senior Bonds 5.63% due 09/30/2031*	350,000	362,698
Kingdom of Bahrain Senior Notes 5.63% due 09/30/2031	850,000	880,838
Kingdom of Bahrain Senior Notes 7.00% due 10/12/2028	820,000	948,166
Kingdom of Bahrain Senior Notes 7.50% due 09/20/2047	1,520,000	1,771,165
Kingdom of Saudi Arabia Senior Notes 2.75% due 02/03/2032*	1,800,000	1,791,000
Kingdom of Saudi Arabia Senior Notes 4.38% due 04/16/2029	1,050,000	1,195,906
Kingdom of Saudi Arabia Senior Notes 5.00% due 04/17/2049	750,000	926,610
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	700,000	868,007
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050	850,000	1,069,946

101

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Angola Senior Notes 8.00% due 11/26/2029	$1,700,000	$1,702,985
Republic of Angola Senior Notes 9.50% due 11/12/2025	820,000	917,580
Republic of Chile Senior Notes 3.24% due 02/06/2028	850,000	913,758
Republic of Chile Senior Notes 3.50% due 01/25/2050	710,000	776,030
Republic of Colombia Senior Notes 3.88% due 04/25/2027	200,000	214,900
Republic of Colombia Senior Notes 5.00% due 06/15/2045	600,000	725,100
Republic of Colombia Senior Notes 10.38% due 01/28/2033	1,200,000	1,981,512
Republic of Ecuador Senior Notes 10.75% due 01/31/2029	2,640,000	2,003,126
Republic of Ghana Senior Notes 8.95% due 03/26/2051	1,000,000	1,010,000
Republic of Ghana Bank Guar. Notes 10.75% due 10/14/2030	730,000	922,796
Republic of Guatemala Senior Notes 4.50% due 05/03/2026	1,300,000	1,374,763
Republic of Guatemala Senior Notes 4.88% due 02/13/2028	1,195,000	1,290,612
Republic of Guatemala Senior Notes 4.90% due 06/01/2030*	700,000	757,750
Republic of Honduras Senior Notes 6.25% due 01/19/2027	1,670,000	1,859,979
Republic of Indonesia Senior Notes 3.50% due 02/14/2050	1,250,000	1,253,781
Republic of Indonesia Senior Notes 3.70% due 01/08/2022	2,200,000	2,264,152
Republic of Indonesia Senior Notes 4.35% due 01/08/2027	500,000	551,963
Republic of Indonesia Senior Notes 7.75% due 01/17/2038	550,000	851,768
Republic of Indonesia Senior Notes 8.50% due 10/12/2035	500,000	807,893
Republic of Italy Senior Notes 4.00% due 10/17/2049	279,000	285,652
Republic of Ivory Coast Senior Notes 5.75% due 12/31/2032	2,864,250	2,767,066
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*	900,000	919,746

Security Description	Principal Amount(7)	Value (Note 2)

Sovereign (continued)
Republic of Kenya Senior Notes 6.88% due 06/24/2024	$900,000	$960,737
Republic of Kenya Senior Notes 7.00% due 05/22/2027	850,000	896,415
Republic of Panama Senior Notes 3.87% due 07/23/2060	750,000	858,008
Republic of Panama Senior Notes 3.88% due 03/17/2028	650,000	719,882
Republic of Panama Senior Notes 4.50% due 05/15/2047	500,000	623,130
Republic of Panama Senior Notes 6.70% due 01/26/2036	1,180,000	1,709,537
Republic of Panama Senior Notes 7.13% due 01/29/2026	830,000	1,052,033
Republic of South Africa Senior Bonds 4.88% due 04/14/2026	660,000	689,291
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023	1,060,000	1,044,142
Republic of Sri Lanka Senior Notes 6.75% due 04/18/2028	1,000,000	912,750
Republic of Sri Lanka Senior Notes 7.55% due 03/28/2030*	2,310,000	2,154,075
Republic of the Philippines Senior Notes 3.75% due 01/14/2029	500,000	566,529
Republic of the Philippines Senior Notes 7.75% due 01/14/2031	1,080,000	1,636,180
Republic of Turkey Senior Notes 5.13% due 02/17/2028	1,200,000	1,121,690
Republic of Turkey Senior Notes 5.75% due 05/11/2047	2,000,000	1,700,000
Republic of Turkey Senior Notes 6.88% due 03/17/2036	1,340,000	1,326,600
State of Qatar Senior Notes 2.38% due 06/02/2021	1,830,000	1,837,829
State of Qatar Senior Notes 4.50% due 04/23/2028	1,400,000	1,620,500
State of Qatar Senior Notes 4.82% due 03/14/2049	850,000	1,084,240
State of Qatar Senior Notes 5.10% due 04/23/2048	780,000	1,035,033
Sultanate of Oman Senior Notes 4.75% due 06/15/2026	900,000	876,312
Sultanate of Oman Senior Notes 4.88% due 02/01/2025	900,000	904,500

102

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Sultanate of Oman Senior Notes 6.00% due 08/01/2029		$680,000	$683,400
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		900,000	849,224
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	300,000	588,978
United Mexican States Senior Notes 4.50% due 04/22/2029		255,000	288,278
United Mexican States Senior Bonds 4.75% due 03/08/2044		204,000	236,130

			84,579,394

Sovereign Agency — 0.1%
Kommunalbanken AS Senior Notes 1.75% due 09/15/2020*		468,000	468,915

Total Foreign Government Obligations
(cost $84,694,758)			85,982,759

U.S. GOVERNMENT AGENCIES — 28.6%
Federal Home Loan Bank — 0.3%
Federal Home Loan Bank 3.25% due 11/16/2028		2,000,000	2,313,415

Federal Home Loan Mtg. Corp. — 7.0%
2.50% due 01/01/2028		155,203	161,399
2.50% due 04/01/2028		324,576	337,534
2.50% due 03/01/2031		220,862	227,879
2.50% due 10/01/2032		3,048,403	3,145,405
2.50% due 11/01/2032		1,407,756	1,466,089
3.00% due 04/01/2043		394,374	416,970
3.00% due 11/01/2046		8,743,157	9,184,417
3.00% due 08/01/2049		2,116,277	2,181,244
3.00% due 01/01/2050		5,262,577	5,427,282
3.50% due 03/01/2042		243,151	258,853
3.50% due 04/01/2042		448,986	478,731
3.50% due 08/01/2042		408,923	441,210
3.50% due 09/01/2043		34,743	37,486
3.50% due 07/01/2045		4,155,785	4,430,486
3.50% due 01/01/2046		421,519	446,255
3.50% due 03/01/2046		836,801	885,348
3.50% due 11/01/2047		1,877,378	1,978,219
3.50% due 03/01/2048		10,960,331	11,679,968
3.50% due 08/01/2049		6,919,001	7,183,996
4.00% due 01/01/2046		252,318	274,153
4.00% due 01/01/2047		63,262	69,104
4.00% due 12/01/2048		3,371,699	3,557,121
4.00% due 07/01/2049		2,812,086	3,017,573
4.50% due 03/01/2023		12,007	12,471
5.00% due 05/01/2034		50,146	56,333
5.00% due 11/01/2043		39,560	44,731
5.50% due 06/01/2022		6,409	6,596
5.50% due 07/01/2035		14,055	16,142
6.00% due 03/01/2040		39,074	45,975
6.50% due 02/01/2036		7,552	8,829
Federal Home Loan Mtg. Corp. FRS
3.36% (6 ML+1.49%) due 02/01/2037		9,915	10,270
4.64% (12 ML+1.88%) due 11/01/2037		97,204	102,864

Security Description	Principal Amount(7)	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00% due 09/15/2045(3)	$413,258	$428,459
Series 4800, Class KG 3.50% due 11/15/2045(3)	200,000	207,811
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 5.14% (6.80%-1 ML) due 09/15/2039(3)(4)(8)	104,054	16,058
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2015-HQA2, Class M2 4.46% (1 ML+2.80%) due 05/25/2028(3)	27,554	27,672

		58,270,933

Federal National Mtg. Assoc. — 19.5%
2.50% due 12/01/2026	478,697	493,561
2.50% due 08/01/2031	2,764,838	2,851,635
2.50% due 02/01/2032	1,036,226	1,070,103
3.00% due 10/01/2027	139,991	145,190
3.00% due 12/01/2027	196,442	203,819
3.00% due 10/01/2030	275,051	285,602
3.00% due 02/01/2033	4,162,202	4,329,503
3.00% due 07/01/2034	4,749,929	4,919,365
3.00% due 11/01/2039	2,205,200	2,290,651
3.00% due 12/01/2042	118,529	124,969
3.00% due 08/01/2046	8,786,182	9,225,340
3.00% due 12/01/2046	574,763	600,299
3.00% due 01/01/2047	2,808,414	2,932,033
3.00% due 04/01/2047	3,070,675	3,205,221
3.00% due 04/01/2048	7,146,412	7,412,380
3.00% due 09/01/2048	4,726,441	4,934,039
3.50% due 09/01/2026	141,004	148,538
3.50% due 08/01/2027	41,720	43,704
3.50% due 10/01/2028	149,607	158,503
3.50% due 03/01/2033	1,417,430	1,489,035
3.50% due 08/01/2033	2,756,270	2,887,245
3.50% due 08/01/2042	249,949	259,974
3.50% due 10/01/2045	420,035	451,149
3.50% due 11/01/2045	310,126	328,174
3.50% due 02/01/2046	402,995	426,258
3.50% due 07/01/2046	4,176,053	4,459,281
3.50% due 01/01/2047	700,784	738,604
3.50% due 12/01/2047	19,582,768	20,805,776
3.50% due 04/01/2048	3,569,550	3,800,877
3.50% due 08/01/2049	6,906,857	7,170,869
4.00% due 11/01/2025	62,420	65,532
4.00% due 03/01/2039	2,955,382	3,119,097
4.00% due 12/01/2040	24,574	26,692
4.00% due 01/01/2043	1,699,225	1,849,492
4.00% due 02/01/2045	2,320,570	2,534,450
4.00% due 06/01/2046	480,798	515,783
4.00% due 01/01/2047	19,475	20,811
4.00% due 05/01/2047	506,836	540,928
4.00% due 07/01/2047	3,326,762	3,549,945
4.00% due 08/01/2047	6,269,714	6,695,744
4.00% due 06/01/2048	3,430,735	3,699,882
4.00% due 07/01/2048	3,407,421	3,590,386
4.00% due 09/01/2048	787,950	839,540
4.00% due 10/01/2048	6,184,972	6,536,331
4.00% due 01/01/2049	6,897,259	7,279,583
4.00% due 03/01/2049	2,849,315	3,004,170
4.50% due 08/01/2045	3,324,838	3,746,885
4.50% due 10/01/2048	1,492,010	1,599,392
4.50% due 11/01/2048	3,435,810	3,677,113

103

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.50% due 12/01/2048	$6,299,410	$6,722,298
4.50% due 03/01/2049	6,633,143	7,087,261
5.00% due 01/01/2023	13,525	14,303
5.00% due 04/01/2023	14,218	15,037
5.00% due 03/01/2037	6,775	7,333
5.00% due 05/01/2040	161,406	179,825
5.00% due 06/01/2040	45,661	51,326
5.00% due 02/01/2045	445,291	499,282
5.50% due 08/01/2037	202,556	233,210
5.50% due 06/01/2038	23,171	26,710
6.00% due 02/01/2032	2,862	3,172
6.00% due 10/01/2034	109	121
6.00% due 09/01/2038	42,523	49,921
6.00% due 11/01/2038	12,732	14,940
6.00% due 06/01/2040	11,055	12,954
6.50% due 11/01/2037	37,616	43,259
Federal National Mtg. Assoc. FRS 3.53% (6 ML+1.54%) due 09/01/2035	85,296	88,454
3.79% (12 ML+1.77%) due 05/01/2040	88,467	93,547
3.79% (12 ML+1.83%) due 10/01/2040	42,849	44,654
3.95% (12 ML+1.57%) due 05/01/2037	18,744	19,624
4.07% (12 ML+1.82%) due 10/01/2040	19,588	20,701
4.24% (12 ML+1.67%) due 07/01/2039	73,663	77,207
4.35% (1 Yr USTYCR+2.22%) due 10/01/2035	68,970	72,798
4.49% (12 ML+1.91%) due 08/01/2035	61,960	65,507
4.65% (1 Yr USTYCR+2.26%) due 11/01/2036	32,435	34,319
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00% due 12/25/2047(3)	1,017,322	1,086,009
Series 2018-27, Class EA 3.00% due 05/25/2048(3)	2,473,011	2,622,108
Series 2018-35, Class CD 3.00% due 05/25/2048(3)	2,081,897	2,201,906

		162,471,239

Government National Mtg. Assoc. — 1.8%
3.00% due 03/20/2046	314,130	327,830
3.00% due 05/20/2046	4,530,152	4,732,954
3.00% due 09/20/2047	1,525,853	1,586,731
3.50% due 07/20/2046	559,830	589,594
3.50% due 03/20/2047	343,769	360,225
4.00% due 03/20/2049	642,885	672,567
4.50% due 10/20/2045	3,442,966	3,726,841
4.50% due 04/20/2047	2,459,633	2,637,497

		14,634,239

Total U.S. Government Agencies
(cost $228,963,847)		237,689,826

U.S. GOVERNMENT TREASURIES — 2.0%
United States Treasury Bonds — 1.2%
2.25% due 08/15/2049	886,000	1,005,887
2.38% due 11/15/2049	1,062,000	1,238,267
2.88% due 05/15/2049	6,000,000	7,681,406

		9,925,560

Security Description	Principal Amount(7)	Value (Note 2)

United States Treasury Notes — 0.8%
1.38% due 08/31/2020	$135,000	$135,106
1.38% due 01/31/2025#	1,193,000	1,219,190
1.50% due 01/31/2027	179,000	184,034
1.50% due 02/15/2030	868,200	898,485
1.63% due 12/15/2022	425,000	433,716
1.75% due 07/31/2021	114,000	115,216
1.75% due 12/31/2024	320,000	332,525
1.75% due 11/15/2029	1,800,000	1,901,813
2.88% due 10/31/2020	1,100,000	1,112,117

		6,332,202

Total U.S. Government Treasuries
(cost $15,089,021)		16,257,762

LOANS(9)(10)(11) — 5.0%
Applications Software — 0.0%
Project Boost Purchaser LLC FRS BTL-B 5.10% (1 ML+3.50%) due 06/01/2026	235,579	230,573

Athletic Equipment — 0.1%
Varsity Brands Holding Co., Inc. FRS 1st Lien 5.10% (1 ML+3.50%) due 12/15/2024	399,797	385,304

Auction Houses/Art Dealers — 0.0%
Sotheby’s FRS BTL-B 7.16% (1 ML+5.50%) due 01/15/2027	290,551	289,824

Auto Repair Centers — 0.1%
Mavis Tire Express Services Corp. FRS 1st Lien 4.85% (1 ML+3.25%) due 03/20/2025	385,863	364,641
Mavis Tire Express Services Corp. FRS Delayed Draw 4.85% (1ML+3.25%)	11,045	10,437
Mavis Tire Express Services Corp. FRS Delayed Draw 4.86% (1ML+3.25%)	38,131	36,034
Wand NewCo. 3, Inc. FRS BTL 4.60% (1 ML+3.00%) due 02/05/2026	250,322	246,567

		657,679

Broadcast Services/Program — 0.1%
NEP Group, Inc. FRS BTL 4.85% (1 ML+3.25%) due 10/20/2025	440,575	405,329

Building Products-Air & Heating — 0.0%
API Heat Transfer ThermaSys Corp. FRS 1st Lien 7.94% (3 ML+6.00%) due 12/31/2023(12)	378,403	340,562

Building Products-Doors & Windows — 0.1%
CHI Doors Holdings Corp. FRS 1st Lien 4.85% (1 ML+3.25%) due 07/29/2022	387,964	386,994

104

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

LOANS(9)(10)(11) (continued)
Building-Heavy Construction — 0.0%
USIC Holdings, Inc. FRS BTL 4.85% (1 ML+3.25%) due 12/08/2023	$298,411	$293,189

Cable/Satellite TV — 0.1%
CSC Holdings LLC FRS BTL-B5 4.16% (1 ML+2.50%) due 04/15/2027	834,438	822,964

Casino Hotels — 0.1%
Caesars Resort Collection LLC FRS BTL-B 4.35% (1 ML+2.75%) due 12/23/2024	442,485	425,671
CityCenter Holdings LLC FRS BTL-B 3.85% (1 ML+2.25%) due 04/18/2024	385,585	379,801

		805,472

Casino Services — 0.0%
Stars Group Holdings FRS BTL 5.44% (3 ML+3.50%) due 07/10/2025	296,285	294,248

Cellular Telecom — 0.1%
Altice France SA FRS BTL-B13 5.66% (1 ML+4.00%) due 08/14/2026	439,438	429,733
Numericable Group SA FRS BTL-B 5.35% (1 ML+3.69%) due 01/31/2026	136,044	132,189
Sprint Communications, Inc. FRS BTL-B 4.63% (1 ML+3.00%) due 02/02/2024	351,323	348,689

		910,611

Chemicals-Diversified — 0.1%
Hexion, Inc. FRS BTL 5.41% (3 ML+3.50%) due 07/01/2026	447,599	442,004

Chemicals-Specialty — 0.1%
Diamond BC BV FRS BTL 4.60% (1 ML+3.00%) due 09/06/2024	1,002	958
Diamond BC BV FRS BTL 4.78% (3 ML+3.00%) due 09/06/2024	391,889	374,744
Starfruit US HoldCo. LLC FRS BTL-B 4.67% (1 ML+3.00%) due 10/01/2025	319,514	313,124

		688,826

Commercial Services-Finance — 0.1%
Financial & Risk US Holdings, Inc. FRS BTL 4.85% (1 ML+3.25%) due 10/01/2025	372,901	371,735

Security Description	Principal Amount(7)	Value (Note 2)

Commercial Services-Finance (continued)
MoneyGram International, Inc. FRS BTL 7.00% (1 ML+6.00%) due 06/30/2023	$347,236	$324,376
MPH Acquisition Holdings LLC FRS BTL-B 4.69% (3 ML+2.75%) due 06/07/2023	354,574	340,037

		1,036,148

Computer Data Security — 0.1%
McAfee LLC FRS BTL-B1 5.35% (1 ML+3.75%) due 09/30/2024	379,678	376,989

Computer Graphics — 0.1%
Corel, Inc. FRS BTL 6.61% (3 ML+5.00%) due 07/02/2026	418,498	405,944

Computer Services — 0.0%
Tempo Acquisition LLC FRS BTL-B 4.40% (1 ML+2.75%) due 05/01/2024	322,661	316,612
Tempo Acquisition LLC FRS BTL-B coupon TBD due 5/01/2024	54,000	52,987

		369,599

Computer Software — 0.1%
Camelot Finance SA FRS BTL-B coupon TBD due 10/31/2026	291,636	290,725
Rackspace Hosting, Inc. FRS 1st Lien 4.74% (2 ML+3.00%) due 11/03/2023	415,904	390,950
Vertafore, Inc. FRS 1st Lein 4.85% (1 ML+3.25%) due 07/02/2025	147,939	144,721
Vertafore, Inc. FRS 2nd Lien 8.85% (1 ML+7.25%) due 07/02/2026	216,071	215,963

		1,042,359

Consulting Services — 0.0%
AlixPartners LLP FRS BTL 4.10% (1 ML+2.50%) due 04/04/2024	217,208	211,778

Containers-Metal/Glass — 0.0%
BWAY Corp. FRS BTL 5.08% (3 ML+3.25%) due 04/03/2024	386,552	368,513

Containers-Paper/Plastic — 0.1%
Charter NEX US, Inc. FRS 1st Lien 4.60% (1 ML+3.00%) due 05/16/2024	440,482	430,571

105

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

LOANS(9)(10)(11) (continued)
Containers-Paper/Plastic (continued)
Patriot Container Corp. FRS 1st Lein coupon TBD due 03/20/2025	$309,868	$306,770

		737,341

Cosmetics & Toiletries — 0.0%
Sunshine Luxembourg VII SARL FRS BTL 6.19% (3 ML+4.25%) due 10/01/2026	335,596	330,562

Data Processing/Management — 0.0%
CCC Information Services, Inc. FRS 1st Lien 4.36% (1 ML+2.75%) due 04/29/2024	380,628	375,870

Diagnostic Equipment — 0.0%
Immucor, Inc. FRS BTL-B3 6.94% (3 ML+5.00%) due 06/15/2021	312,000	310,050

Direct Marketing — 0.1%
Terrier Media Buyer, Inc. FRS BTL-B 6.15% (3 ML+4.25%) due 12/17/2026	413,449	409,315

Distribution/Wholesale — 0.1%
Fastlane Parent Co., Inc. FRS 1st Lien 6.45% (3 ML+4.50%) due 02/04/2026	341,281	334,455
Univar USA, Inc. FRS BTL-B3 3.85% (1 ML+2.25%) due 07/01/2024	270,463	266,406

		600,861

Diversified Operations — 0.0%
Travelport Finance Luxembourg SARL FRS BTL 6.94% (3 ML+5.00%) due 05/29/2026	477,340	365,165

E-Commerce/Services — 0.0%
RentPath LLC FRS 2nd Lien 10.61% (3 ML+9.00%) due 12/17/2022(12)	2,178,597	252,717

Electronic Components-Misc. — 0.0%
AI Ladder Luxembourg Subco SARL FRS BTL 6.44% (3 ML+4.50%) due 07/09/2025	368,572	362,582

Electronic Components-Semiconductors — 0.0%
Bright Bidco BV FRS BTL-B 5.10% (1 ML+3.50%) due 06/30/2024	187,701	89,158
Bright Bidco BV FRS BTL-B 5.44% (3 ML+3.50%) due 06/30/2024	385,829	183,269

		272,427

Security Description	Principal Amount(7)	Value (Note 2)

Enterprise Software/Service — 0.4%
Applied Systems, Inc. FRS 1st Lein 5.19% (3 ML+3.25%) due 09/19/2024	$364,904	$359,887
Dcert Buyer, Inc. FRS BTL-B 5.60% (1 ML+4.00%) due 10/16/2026	277,610	276,048
Epicor Software Corp. FRS 1st Lien 4.86% (1 ML+3.25%) due 06/01/2022	366,977	363,613
Finastra USA, Inc. FRS BTL-B 5.28% (2 ML+3.50%) due 06/13/2024	51,400	48,765
Finastra USA, Inc. FRS BTL-B 5.28% (6 ML+3.50%) due 06/13/2024	332,929	315,866
Greeneden US Holdings II LLC FRS BTL 4.85% (1 ML+3.25%) due 12/01/2023	380,643	378,502
Kronos, Inc. FRS 1st Lien 4.76% (3 ML+3.00%) due 11/01/2023	386,877	385,288
MYOB US Borrower LLC FRS BTL 5.60% (1 ML+4.00%) due 05/06/2026	330,419	327,941
Sophia LP FRS BTL-B 5.19% (3 ML+3.25%) due 09/30/2022	338,359	334,553
Ultimate Software Group, Inc. FRS 1st Lien 5.35% (1 ML+3.75%) due 05/04/2026	266,423	264,647

		3,055,110

Finance-Credit Card — 0.0%
Pi US Mergerco, Inc. FRS BTL 4.85% (1 ML+3.25%) due 01/03/2025	371,314	366,827

Finance-Investment Banker/Broker — 0.1%
Deerfield Dakota Holding LLC FRS BTL-B 4.85% (1 ML+3.25%) due 02/13/2025	443,471	441,670

Food-Misc./Diversified — 0.0%
Froneri US, Inc. FRS BTL 3.85% (1 ML+2.25%) due 01/29/2027	161,988	159,254

Gambling (Non-Hotel) — 0.1%
Mohegan Tribal Gaming Authority FRS BTL-B 5.60% (1 ML+4.00%) due 10/13/2023	417,284	404,349
Scientific Games International, Inc. FRS BTL-B5 4.35% (1 ML+2.75%) due 08/14/2024	77,818	75,600

106

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

LOANS(9)(10)(11) (continued)
Gambling (Non-Hotel) (continued)
Scientific Games International, Inc. FRS BTL-B5 4.37% (2 ML+2.75%) due 08/14/2024	$316,008	$307,002

		786,951

Human Resources — 0.0%
Creative Artists Agency LLC FRS BTL-B 5.35% (1 ML+3.75%) due 11/27/2026	307,134	304,830

Insurance Brokers — 0.1%
Alliant Holdings Intermediate LLC FRS BTL-B1 4.60% (1 ML+3.00%) due 05/09/2025	404,581	396,110
HUB International, Ltd. FRS BTL-B 4.39% (2 ML+2.75%) due 04/25/2025	18,151	17,606
HUB International, Ltd. FRS BTL-B 4.52% (3 ML+2.75%) due 04/25/2025	971	942
HUB International, Ltd. FRS BTL-B 4.55% (2 ML+2.75%) due 04/25/2025	381,625	370,177

		784,835

Insurance-Property/Casualty — 0.1%
Asurion LLC FRS BTL-B6 4.60% (1 ML+3.00%) due 11/03/2023	373,733	370,930
Asurion LLC FRS 2nd Lien 8.10% (1 ML+6.50%) due 08/04/2025	16,737	16,695
Sedgwick Claims Management Services, Inc. FRS BTL 4.85% (1 ML+3.25%) due 12/31/2025	321,290	310,848

		698,473

Internet Content-Information/News — 0.0%
Pug LLC FRS BTL 5.17% (3 ML+3.50%) due 01/29/2027	311,354	295,786

Internet Financial Services — 0.1%
ION Trading Finance, Ltd. FRS BTL 6.06% (3 ML+4.00%) due 11/21/2024	450,180	423,544

Investment Management/Advisor Services — 0.1%
Advisor Group, Inc. FRS BTL-B coupon TBD due 08/01/2026	417,000	411,266

Machinery-Electrical — 0.0%
Brookfield WEC Holdings, Inc. FRS BTL 4.60% (1 ML+3.00%) due 08/01/2025	263,859	259,406

Security Description	Principal Amount(7)	Value (Note 2)

Machinery-General Industrial — 0.1%
Shape Technologies Group, Inc. FRS BTL 4.81% (3 ML+3.00%) due 04/21/2025	$328,792	$299,201
Shape Technologies Group, Inc. FRS BTL coupon TBD due 04/21/2025	13,476	12,263
Welbilt, Inc. FRS BTL-B 4.10% (1 ML+2.50%) due 10/23/2025	298,000	292,040

		603,504

Machinery-Pumps — 0.0%
STS Operating, Inc. FRS BTL 5.85% (1 ML+4.25%) due 12/11/2024	356,558	345,862

Medical Labs & Testing Services — 0.1%
Envision Healthcare Corp. FRS 1st Lien 5.35% (1 ML+3.75%) due 10/10/2025	251,546	200,451
Envision Healthcare Corp. FRS 1st Lien coupon TBD due 10/10/2025	492,454	392,424
Sound Inpatient Physicians, Inc. FRS 1st Lien 4.35% (1 ML+2.75%) due 06/27/2025	404,111	402,764

		995,639

Medical-Drugs — 0.1%
Akorn, Inc. FRS BTL-B 11.69% (1 ML+10.00%) due 04/16/2021(18)	365,451	351,975
Alphabet Holding Co., Inc. FRS 1st Lien 5.10% (1 ML+3.50%) due 09/26/2024	443,199	422,701
Bausch Health Americas, Inc. FRS BTL 4.41% (1 ML+2.75%) due 11/27/2025	248,248	248,015
Bausch Health Americas, Inc. FRS BTL 4.66% (1 ML+3.00%) due 06/02/2025	48,772	48,447

		1,071,138

Medical-Generic Drugs — 0.1%
Amneal Pharmaceuticals LLC FRS BTL-B 5.13% (1 ML+3.50%) due 05/04/2025	549,333	491,196

Medical-Hospitals — 0.0%
RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B 5.35% (1 ML+3.75%) due 11/17/2025	300,671	299,042

107

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

LOANS(9)(10)(11) (continued)
Medical-Hospitals (continued)
RegionalCare Hospital Partners Holdings, Inc. FRS BTL-B coupon TBD due 11/17/2025	$34,948	$34,759

		333,801

Metal Processors & Fabrication — 0.1%
Crosby US Acquisition Corp. FRS BTL-B 6.38% (1 ML+4.75%) due 06/26/2026	290,102	285,751
Form Technologies LLC FRS BTL 5.19% (3 ML+3.25%) due 01/28/2022	382,552	360,555
SEI Holdings I Corp. FRS 1st Lien 5.60% (1 ML+4.00%) due 03/27/2021	450,223	442,344

		1,088,650

Miscellaneous Manufacturing — 0.0%
Excelitas Technologies Corp. FRS 2nd Lien 9.41% (3 ML+7.50%) due 12/01/2025	338,000	324,480

Multimedia — 0.0%
EW Scripps Co. FRS BTL-B2 4.10% (1 ML+2.50%) due 05/01/2026	250,547	247,885

Non-Hazardous Waste Disposal — 0.1%
GFL Environmental, Inc. FRS BTL 4.60% (1 ML+3.00%) due 05/30/2025	270,902	265,348
GFL Environmental, Inc. FRS BTL 6.75% (3 ML+2.00%) due 05/30/2025	129,667	127,009

		392,357

Oil Companies-Exploration & Production — 0.1%
Osum Production Corp. FRS BTL 11.44% (3 ML+9.50%) due 07/31/2022	438,080	407,415

Pharmacy Services — 0.1%
Change Healthcare Holdings LLC FRS BTL 4.10% (1 ML+2.50%) due 03/01/2024	265,156	261,400
HC Group Holdings II, Inc. FRS BTL-B 6.10% (1 ML+4.50%) due 08/06/2026	368,932	368,778

		630,178

Pipelines — 0.2%
Blackstone CQP Holdco LP FRS BTL-B 5.41% (3 ML+3.50%) due 09/30/2024	413,367	403,722

Security Description	Principal Amount(7)	Value (Note 2)

Pipelines (continued)
Hercules Merger Sub LLC FRS BTL-B 4.41% (1 ML+2.75%) due 11/01/2026	$447,571	$442,984
Lucid Energy Group II Borrower LLC FRS 1st Lien 4.60% (1 ML+3.00%) due 02/17/2025	371,533	322,305
Medallion Midland Acquisition LLC FRS BTL 4.85% (1 ML+3.25%) due 10/30/2024	354,248	334,174

		1,503,185

Protection/Safety — 0.0%
Prime Security Services Borrower, LLC FRS BTL-B1 4.91% (1 ML+3.25%) due 09/23/2026	365,286	356,154

Publishing-Periodicals — 0.1%
Meredith Corp. FRS BTL-B1 4.35% (1 ML+2.75%) due 01/31/2025	373,385	368,718
Nielsen Finance LLC FRS BTL-B4 3.67% (1 ML+2.00%) due 10/04/2023	385,687	381,348

		750,066

Quarrying — 0.1%
US Silica Co. FRS BTL-B 5.63% (1 ML+4.00%) due 05/01/2025	472,589	382,797

Real Estate Management/Services — 0.1%
Cushman & Wakefield FRS BTL 4.35% (1 ML+2.75%) due 08/21/2025	390,471	383,313

Research & Development — 0.1%
PAREXEL International Corp. FRS BTL 4.35% (1 ML+2.75%) due 09/27/2024	411,267	397,130

Resorts/Theme Parks — 0.1%
Merlin Entertainments PLC FRS Delayed Draw 4.90%-4.94% (1 ML+3.25%) due 11/04/2026	113,778	109,512
Merlin Entertainments PLC FRS Delayed Draw coupon TBD due 11/04/2026	109,000	104,913
SeaWorld Parks & Entertainment, Inc. FRS BTL-B5 4.60% (1 ML+3.00%) due 03/31/2024	365,261	357,727

		572,152

Retail-Misc./Diversified — 0.0%
VS Buyer LLC BTL coupon TBD due 02/28/2027	43,718	43,390

108

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)	Value (Note 2)

LOANS(9)(10)(11) (continued)
Retail-Petroleum Products — 0.1%
EG America LLC FRS BTL 5.96% (3 ML+4.00%) due 02/07/2025	$390,324	$379,102

Retail-Restaurants — 0.1%
IRB Holding Corp. FRS BTL-B 4.38% (1 ML+2.75%) due 02/05/2025	359,722	351,028
Wok Holdings, Inc. FRS BTL 8.17% (6 ML+6.25%) due 03/01/2026	354,216	286,915

		637,943

Retail-Sporting Goods — 0.0%
Bass Pro Group LLC FRS BTL 6.60% (1 ML+5.00%) due 09/25/2024	381,231	365,982

Rubber/Plastic Products — 0.0%
Gates Global LLC FRS BTL-B2 4.35% (1 ML+2.75%) due 04/01/2024	298,377	291,663

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA FRS BTL-B3 5.68% (6 ML+3.75%) due 11/27/2023	355,000	351,524
Iridium Satellite LLC FRS BTL-B 5.35% (1 ML+3.75%) due 11/04/2026	384,401	383,440

		734,964

Software Tools — 0.0%
RP Crown Parent LLC FRS BTL 4.35% (1 ML+2.75%) due 10/12/2023	278,411	277,947

Telecom Services — 0.1%
Front Range BidCo., Inc. FRS BTL coupon TBD due 02/19/2027	310,010	302,517
Verra Mobility Corp. FRS 4.85% (1 ML+3.25%) due 02/28/2025	413,670	408,499
West Corp. FRS BTL-B1 5.10% (1 ML+3.50%) due 10/10/2024	392,606	305,906

		1,016,922

Telecommunication Equipment — 0.0%
CommScope, Inc. FRS BTL-B 4.85% (1 ML+3.25%) due 04/06/2026	277,080	274,482

Security Description	Shares/ Principal Amount(7)	Value (Note 2)

Telephone-Integrated — 0.1%
CenturyLink, Inc. FRS BTL-B 3.85% (1 ML+2.25%) due 03/15/2027	$304,130	$295,894
Level 3 Financing, Inc. FRS BTL-B 3.35% (1 ML+1.75%) due 03/01/2027	293,475	287,361

		583,255

Television — 0.0%
Ion Media Networks, Inc. FRS BTL-B1 4.63% (1 ML+3.00%) due 12/18/2024	369,457	365,762

Theaters — 0.3%
AMC Entertainment Holdings, Inc. FRS BTL-B 4.61% (1 ML+3.00%) due 04/22/2026	437,113	424,546
Cineworld, Ltd. FRS BTL 3.85% (1 ML+2.25%) due 02/28/2025	388,021	358,273
William Morris Endeavor Entertainment LLC FRS BTL-B1 4.36% (1 ML+2.75%) due 05/18/2025	919,822	892,611
William Morris Endeavor Entertainment LLC FRS BTL-B1 4.37% (3 ML+2.75%) due 05/18/2025	816,857	792,692

		2,468,122

Transport-Truck — 0.1%
Pods LLC FRS 1st Lien 4.41% (1 ML+2.75%) due 12/06/2024	419,108	411,075

Total Loans
(cost $45,053,353)		41,897,262

COMMON STOCKS — 0.0%
Building Products-Air & Heating — 0.0%
API Heat Transfer, Inc.†(12)	407,576	112,083

Television — 0.0%
ION Media Networks, Inc.†(5)(12)	316	250,746

Total Common Stocks
(cost $134,503)		362,829

PREFERRED SECURITIES — 0.0%
Building Products-Air & Heating — 0.0%
API Heat Transfer, Inc. Class A(12)	86,869	64,283

Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.70%	7,075	178,078

Sovereign Agency — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%	2,592	27,346

Total Preferred Securities
(cost $303,765)		269,707

109

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Principal Amount(7)		Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
Banks-Money Center — 0.1%
National Westminster Bank PLC FRS 1.77% (3 ME + 2.15%) due 04/05/2020(13)	EUR	900,000	$988,838

Banks-Super Regional — 0.0%
Wells Fargo Capital X 5.95% due 12/01/2086		133,000	173,575

Building & Construction-Misc. — 0.1%
China Minmetals Corp. 3.75% due 11/13/2022(13)		485,000	490,514

Diversified Banking Institutions — 0.2%
Banco Santander SA 6.25% due 09/11/2021(13)	EUR	300,000	349,271
JPMorgan Chase & Co. Series U 6.13% due 04/30/2024(13)		469,000	501,537
Lloyds Banking Group PLC 5.13% due 12/27/2024(13)	GBP	300,000	389,453
Royal Bank of Scotland Group PLC 8.00% due 08/10/2025(13)		245,000	279,300
Societe Generale SA 7.88% due 12/18/2023*(13)		551,000	607,136

			2,126,697

Diversified Minerals — 0.0%
BHP Billiton Finance, Ltd. 5.63% due 10/22/2079	EUR	300,000	395,766

Electric-Distribution — 0.0%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043		319,000	333,865

Electric-Generation — 0.1%
Electricite de France SA 5.00% due 01/22/2026(13)	EUR	500,000	629,749

Electric-Integrated — 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054		130,000	140,005
Vattenfall AB 3.00% due 03/19/2077	EUR	550,000	648,157

			788,162

Food-Dairy Products — 0.2%
Land O’ Lakes, Inc. 7.00% due 09/18/2028*(13)		110,000	101,337
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*		1,115,000	1,248,800

			1,350,137

Insurance-Life/Health — 0.2%
Credit Agricole Assurances SA 2.63% due 01/29/2048	EUR	700,000	803,676
Prudential Financial, Inc. 5.63% due 06/15/2043		334,000	351,451
Prudential Financial, Inc. 5.70% due 09/15/2048		139,000	157,174

			1,312,301

Insurance-Multi-line — 0.1%
Allianz SE 4.75% due 10/24/2023(13)	EUR	700,000	872,066
Voya Financial, Inc. 4.70% due 01/23/2048		213,000	213,121

			1,085,187

Security Description	Principal Amount(7)		Value (Note 2)

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. 3.63% due 05/23/2059	EUR	600,000	$678,929

Pipelines — 0.0%
EnLink Midstream Partners LP 6.00% due 12/15/2022(13)		146,000	96,360
Enterprise Products Operating LLC 5.25% due 08/16/2077		103,000	104,545

			200,905

Real Estate Investment Trusts — 0.1%
Unibail-Rodamco-Westfield SE 2.13% due 07/25/2023(13)	EUR	900,000	1,000,397

Real Estate Operations & Development — 0.1%
Aroundtown SA 2.88% due 01/12/2025(13)	EUR	700,000	790,152

Telephone-Intergrated — 0.1%
AT&T, Inc. 2.88% 03/02/2025(13)		500,000	544,799

Tools-Hand Held — 0.1%
Stanley Black & Decker, Inc. 4.00% due 03/15/2060		434,000	437,346

Transport-Rail — 0.1%
CRCC Chengan, Ltd. 3.97% due 06/27/2024(13)		500,000	508,571

Total Preferred Securities/Capital Securities
(cost $13,603,550)			13,835,890

ESCROWS AND LITIGATION TRUSTS — 0.0%
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014†*(5)		262,396	1,653
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(5)(14)(15)		25,000	0
Hellas Telecommunications Luxembourg II SCA Sub. Notes 8.46% due 01/15/2015†*(5)(14)(15)		560,000	0
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(5)		101,000	10
Lehman Brothers Holdings, Inc. Escrow Notes 5.50 due 04/04/2016†		97,000	1,213
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(5)		111,000	11
Lehman Brothers Holdings, Inc. Escrow Notes 7.50 due 05/11/2038†(5)		143,000	14

Total Escrows and Litigation Trusts
(cost $844,260)			2,901

Total Long-Term Investment Securities
(cost $784,701,118)			799,106,142

110

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 4.4%
Registered Investment Companies — 4.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(16)	27,458,469	$27,458,469
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(6)(16)	9,261,199	9,261,199

Total Short-Term Investment Securities
(cost $36,719,668)		36,719,668

TOTAL INVESTMENTS
(cost $821,420,786)(17)	100.5%	835,825,810
Liabilities in excess of other assets	(0.5)	(4,611,300)

NET ASSETS	100.0%	$831,214,510

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At February 29, 2020, the aggregate value of these securities was $180,273,789 representing 21.7% of net assets.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Collateralized Mortgage Obligation
(4)	Interest Only
(5)	Securities classified as Level 3 (see Note 2).
(6)

At February 29, 2020, the Fund had loaned securities with a total value of $9,004,534. This was secured by collateral of $9,261,199, which was received in cash and subsequently invested in short-term investments currently valued at $9,261,199 as reported in the Portfolio of Investments.

(7)	Denominated in United States Dollars unless otherwise indicated.
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at February 29, 2020.
(9)

Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)

The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(12)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of February 29, 2020, the Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Loans

API Heat Transfer ThermaSys Corp. 7.94 due 12/31/2023	2/28/2019	378,403	$378,403	$340,562	$90.00	0.04%
RentPath LLC 10.61% due 12/17/2022	6/4/2015	802,597	789,946
	7/20/2015	400,000	393,965
	2/14/2017	41,000	39,037
	7/13/2017	935,000	918,151

		2,178,597	$2,141,099	252,717	11.60	0.03%

Common Stocks

API Heat Transfer, Inc.	12/31/2018	407,576	134,500	112,083	0.27	0.01%
ION Media Networks, Inc.	03/05/2014	316	3	250,746	793.50	0.03%

Preferred Securities

API Heat Transfer, Inc. Class A	12/31/2018	86,869	86,869	64,283	0.74	0.01%

				$1,020,391		0.12%

(13)	Perpetual maturity — maturity date reflects the next call date.
(14)	Company has filed for bankruptcy protection.
(15)	Security in default of interest and principal at maturity.
(16)	The rate shown is the 7-day yield as of February 29, 2020.
(17)	See Note 5 for cost of investments on a tax basis.
(18)

PIK (“Payment-in-Kind”) security—Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at 10.94%. The security is also currently paying interest in the form of additional loans at 0.75%.

BTL—Bank Term Loan

REMIC—Real Estate Mortgage Investment Conduit

TBD—Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

ULC—Unlimited Liability Corp.

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at February 29, 2020 and unless noted otherwise, the dates are the original maturity dates.

Currency Legend

EUR—Euro Currency

GBP—British Pound

Index Legend

3 ME—3 Month Euribor

1 ML—1 Month USD LIBOR

2 ML—2 Month USD LIBOR

3 ML—3 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

111

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 — (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank N.A	EUR	32,769,600	USD	36,513,405	03/05/2020	$332,721	$–
	EUR	9,961,000	USD	11,027,386	05/14/2020	–	(15,208)
	GBP	7,031,000	USD	9,201,712	03/05/2020	186,393	–
	USD	1,819,910	EUR	1,631,000	03/05/2020	–	(19,134)

Net Unrealized Appreciation/(Depreciation)						$519,114	$(34,342)

EUR—Euro Currency

GBP—British Pound

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$25,125,656	$—	$25,125,656
U.S. Corporate Bonds & Notes:
Airlines.	—	—	3,833	3,833
Other Industries . . . . . . . . . . . . . . . . . . . . . . . . . .	—	260,584,004	—	260,584,004
Foreign Corporate Bonds & Notes	—	117,093,713	—	117,093,713
Foreign Government Obligations . . . . . . . . . . . . . . . .	—	85,982,759	—	85,982,759
U.S. Government Agencies . . . . . . . . . . . . . . . . . . . . .	—	237,689,826	—	237,689,826
U.S. Government Treasuries . . . . . . . . . . . . . . . . . . . .	—	16,257,762	—	16,257,762
Loans	—	41,897,262	—	41,897,262
Common Stocks :
Building Products - Air & Heating	—	112,083	—	112,083
Television . . . . . . . . . . . . . . . . . . . . . . . . . .	—	—	250,746	250,746
Preferred Securities:
Building Products - Air & Heating	—	64,283	—	64,283
Other Industries.	205,424	—	—	205,424
Preferred Securities/Capital Securities		13,835,890	—	13,835,890
Escrows and Litigation Trusts	—	1,213	1,688	2,901
Short-Term Investment Securities	36,719,668	—	—	36,719,668

Total Investments at Value . . . . . . . . . . . . . . . . . . . .	$36,925,092	$798,644,451	$256,267	$835,825,810

Other Financial Instruments:+

Forward Foreign Currency Contracts . . . . . . . . . . . . . .	$—	$519,114	$—	$519,114

LIABILITIES:
Other Financial Instruments:+

Forward Foreign Currency Contracts . . . . . . . . . . . . . .	$—	$34,342	$—	$34,342

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

112

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO PROFILE — February 29, 2020 (unaudited)

Industry Allocation*

Applications Software	7.2%
Computers	5.5
Finance — Credit Card	4.9
Web Portals/ISP	4.2
Real Estate Investment Trusts	3.4
Electric — Integrated	3.2
Medical — Biomedical/Gene	2.9
Cosmetics & Toiletries	2.9
Electronic Components — Semiconductors	2.8
Commercial Services — Finance	2.7
Banks — Super Regional	2.4
Medical — Drugs	2.0
Beverages — Non-alcoholic	1.9
Retail — Building Products	1.8
Telephone — Integrated	1.7
Diagnostic Equipment	1.7
Oil Companies — Exploration & Production	1.6
Banks — Commercial	1.6
Repurchase Agreements	1.6
Medical Products	1.6
Diversified Manufacturing Operations	1.5
Insurance — Multi-line	1.4
Finance — Other Services	1.3
Pipelines	1.3
Retail — Restaurants	1.3
Multimedia	1.3
Investment Management/Advisor Services	1.2
Internet Content — Entertainment	1.1
E-Commerce/Services	1.1
Insurance — Life/Health	1.1
Food — Misc./Diversified	1.1
Electronic Forms	1.1
Data Processing/Management	1.1
Networking Products	1.0
Industrial Gases	1.0
Electronic Measurement Instruments	1.0
Medical Labs & Testing Services	1.0
Medical — HMO	0.9
Banks — Fiduciary	0.9
Retail — Discount	0.8
Insurance Brokers	0.8
Transport — Rail	0.7
Semiconductor Components — Integrated Circuits	0.7
Water	0.7
Electric Products — Misc.	0.7
Retail — Major Department Stores	0.6
Insurance — Property/Casualty	0.6
Non-Hazardous Waste Disposal	0.6
Airlines	0.5
Semiconductor Equipment	0.5
Machinery — Construction & Mining	0.5
Medical — Hospitals	0.5
Chemicals — Specialty	0.5
Transport — Services	0.5
E-Commerce/Products	0.5
Auto — Heavy Duty Trucks	0.5
Advertising Agencies	0.4
Oil — Field Services	0.4
Retail — Drug Store	0.4
Entertainment Software	0.4
Consumer Products — Misc.	0.4
Finance — Investment Banker/Broker	0.4
Machinery — Farming	0.4
U.S. Government Treasuries	0.4
Registered Investment Companies	0.3
Chemicals — Diversified	0.3
Oil Refining & Marketing	0.3
Retail — Auto Parts	0.3
Containers — Paper/Plastic	0.3

Computer Aided Design	0.3
Building Products — Cement	0.3
Steel — Producers	0.3
Building Products — Air & Heating	0.2
Distribution/Wholesale	0.2
Food — Retail	0.2
Apparel Manufacturers	0.2
Retail — Apparel/Shoe	0.2
Medical — Generic Drugs	0.2
Wireless Equipment	0.2
Containers — Metal/Glass	0.2
Paper & Related Products	0.2
Computers — Memory Devices	0.2
Food — Meat Products	0.2
Consulting Services	0.2
Dental Supplies & Equipment	0.2
Decision Support Software	0.2
Broadcast Services/Program	0.2
Disposable Medical Products	0.1
Medical Information Systems	0.1
Instruments — Scientific	0.1
Industrial Automated/Robotic	0.1
Respiratory Products	0.1
Building — Residential/Commercial	0.1
Tools — Hand Held	0.1
Food — Confectionery	0.1
Dialysis Centers	0.1
Finance — Consumer Loans	0.1
Diagnostic Kits	0.1
Coatings/Paint	0.1
Web Hosting/Design	0.1
Electric — Distribution	0.1
Computer Software	0.1
Cable/Satellite TV	0.1
Instruments — Controls	0.1
Theaters	0.1
Electronic Connectors	0.1
Commercial Services	0.1
Machinery — General Industrial	0.1
Retail — Consumer Electronics	0.1
Oil Field Machinery & Equipment	0.1
Retail — Automobile	0.1

100.5%

*	Calculated as a percentage of net assets

113

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	36,599	$781,755
Omnicom Group, Inc.#	32,308	2,238,298

		3,020,053

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	2,726	100,480
Mosaic Co.	10,460	178,134

		278,614

Airlines — 0.5%
American Airlines Group, Inc.	7,532	143,485
Delta Air Lines, Inc.	37,348	1,722,863
Southwest Airlines Co.	23,848	1,101,539
United Airlines Holdings, Inc.†	11,783	725,715

		3,693,602

Apparel Manufacturers — 0.2%
Capri Holdings, Ltd.†	1,246	32,172
Hanesbrands, Inc.	11,970	158,483
PVH Corp.	6,293	466,374
Ralph Lauren Corp.	3,701	390,492
Tapestry, Inc.	14,993	351,586
Under Armour, Inc., Class C†	13,824	172,524

		1,571,631

Applications Software — 7.2%
Intuit, Inc.	11,025	2,930,996
Microsoft Corp.	245,107	39,709,785
salesforce.com, Inc.†	32,472	5,533,229
ServiceNow, Inc.†	5,464	1,781,756

		49,955,766

Auto - Heavy Duty Trucks — 0.5%
Cummins, Inc.	10,280	1,555,261
PACCAR, Inc.	23,182	1,550,876

		3,106,137

Banks - Commercial — 1.6%
Citizens Financial Group, Inc.	57,379	1,818,341
First Republic Bank	5,200	522,964
M&T Bank Corp.	11,350	1,593,313
Regions Financial Corp.	105,393	1,424,913
Truist Financial Corp.	119,632	5,519,820
Zions Bancorp NA	3,779	150,971

		11,030,322

Banks - Fiduciary — 0.9%
Bank of New York Mellon Corp.	78,546	3,133,985
Northern Trust Corp.	15,678	1,375,901
State Street Corp.	23,569	1,605,285

		6,115,171

Banks - Super Regional — 2.4%
Comerica, Inc.	5,656	297,732
Fifth Third Bancorp	73,408	1,791,155
Huntington Bancshares, Inc.	76,405	937,489
KeyCorp	75,485	1,234,180
PNC Financial Services Group, Inc.	45,872	5,798,221
US Bancorp	138,276	6,421,537

		16,480,314

Beverages - Non-alcoholic — 1.9%
Monster Beverage Corp.†	18,884	1,178,550
PepsiCo, Inc.	91,886	12,131,709

		13,310,259

Security Description	Shares	Value (Note 2)

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†#	40,186	$1,032,780

Building Products - Air & Heating — 0.2%
Johnson Controls International PLC	45,988	1,681,781

Building Products - Cement — 0.3%
Martin Marietta Materials, Inc.	3,842	874,170
Vulcan Materials Co.	7,568	910,128

		1,784,298

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	8,380	446,402
Lennar Corp., Class A	7,876	475,238

		921,640

Cable/Satellite TV — 0.1%
DISH Network Corp., Class A†	20,024	671,204

Chemicals - Diversified — 0.3%
Eastman Chemical Co.	4,887	300,599
LyondellBasell Industries NV, Class A	11,674	834,224
PPG Industries, Inc.	11,277	1,177,883

		2,312,706

Chemicals - Specialty — 0.5%
Ecolab, Inc.	16,521	2,981,214
International Flavors & Fragrances, Inc.#	3,427	410,486

		3,391,700

Coatings/Paint — 0.1%
Sherwin-Williams Co.	1,602	827,833

Commercial Services — 0.1%
Cintas Corp.	1,335	356,098
Nielsen Holdings PLC	7,541	137,322

		493,420

Commercial Services - Finance — 2.7%
Automatic Data Processing, Inc.	26,191	4,052,795
FleetCor Technologies, Inc.†	3,186	846,807
IHS Markit, Ltd.	21,641	1,541,705
Moody’s Corp.	12,713	3,051,501
PayPal Holdings, Inc.†	45,357	4,898,103
S&P Global, Inc.	16,575	4,407,458

		18,798,369

Computer Aided Design — 0.3%
Autodesk, Inc.†	8,651	1,651,303
Synopsys, Inc.†	2,329	321,239

		1,972,542

Computer Data Security — 0.0%
Fortinet, Inc.†	2,528	258,008

Computer Services — 0.0%
DXC Technology Co.	13,055	314,756

Computer Software — 0.1%
Akamai Technologies, Inc.†	2,705	234,010
Citrix Systems, Inc.	4,413	456,260

		690,270

Computers — 5.5%
Apple, Inc.	128,705	35,182,799
Hewlett Packard Enterprise Co.	93,259	1,192,783
HP, Inc.	65,285	1,357,275

		37,732,857

114

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Memory Devices — 0.2%
NetApp, Inc.	5,154	$240,795
Seagate Technology PLC	6,229	298,681
Western Digital Corp.	10,547	585,991

		1,125,467

Consulting Services — 0.2%
Verisk Analytics, Inc.	7,041	1,092,129

Consumer Products - Misc. — 0.4%
Clorox Co.	3,229	514,767
Kimberly-Clark Corp.	15,588	2,044,990

		2,559,757

Containers - Metal/Glass — 0.2%
Ball Corp.	17,251	1,215,505

Containers - Paper/Plastic — 0.3%
Amcor PLC	73,019	680,537
Packaging Corp. of America	4,437	402,081
WestRock Co.	27,050	899,413

		1,982,031

Cosmetics & Toiletries — 2.9%
Colgate-Palmolive Co.	51,982	3,512,424
Coty, Inc., Class A	19,988	184,489
Estee Lauder Cos., Inc., Class A	12,927	2,373,397
Procter & Gamble Co.	120,084	13,597,111

		19,667,421

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	25,793	3,603,798
Fiserv, Inc.†	20,920	2,287,811
Paychex, Inc.	17,745	1,374,883

		7,266,492

Decision Support Software — 0.2%
MSCI, Inc.	3,568	1,054,130

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	2,114	461,592
DENTSPLY SIRONA, Inc.	12,432	612,152

		1,073,744

Diagnostic Equipment — 1.7%
Danaher Corp.	34,694	5,016,059
Thermo Fisher Scientific, Inc.	23,618	6,868,114

		11,884,173

Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	3,364	856,172

Dialysis Centers — 0.1%
DaVita, Inc.†	11,345	880,599

Disposable Medical Products — 0.1%
Teleflex, Inc.	3,006	1,007,070

Distribution/Wholesale — 0.2%
Fastenal Co.	21,358	730,871
LKQ Corp.†	14,972	442,872
WW Grainger, Inc.	1,749	485,417

		1,659,160

Diversified Manufacturing Operations — 1.5%
Eaton Corp. PLC	40,239	3,650,482
Illinois Tool Works, Inc.	22,564	3,785,788
Parker-Hannifin Corp.	8,013	1,480,562
Trane Technologies PLC	11,309	1,459,313

		10,376,145

Security Description	Shares	Value (Note 2)

E-Commerce/Products — 0.5%
eBay, Inc.	92,972	$3,220,550

E-Commerce/Services — 1.1%
Booking Holdings, Inc.†	3,110	5,273,503
Expedia Group, Inc.	24,442	2,410,470

		7,683,973

Electric Products - Misc. — 0.7%
AMETEK, Inc.	13,887	1,194,282
Emerson Electric Co.	51,448	3,298,331

		4,492,613

Electric - Distribution — 0.1%
CenterPoint Energy, Inc.	33,728	776,419

Electric - Integrated — 3.2%
AES Corp.	79,632	1,332,243
Alliant Energy Corp.	19,139	997,525
CMS Energy Corp.	30,437	1,839,004
Consolidated Edison, Inc.	67,546	5,323,976
Eversource Energy	43,425	3,754,526
FirstEnergy Corp.	45,365	2,020,103
PPL Corp.	51,826	1,555,298
WEC Energy Group, Inc.	57,656	5,323,378

		22,146,053

Electronic Components - Misc. — 0.0%
Garmin, Ltd.	2,025	178,990

Electronic Components - Semiconductors — 2.8%
Advanced Micro Devices, Inc.†	29,219	1,328,880
Broadcom, Inc.	13,987	3,813,136
Microchip Technology, Inc.#	5,842	529,928
Micron Technology, Inc.†	46,050	2,420,388
NVIDIA Corp.	19,578	5,287,430
Texas Instruments, Inc.	45,718	5,218,253
Xilinx, Inc.	7,443	621,416

		19,219,431

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	6,980	578,433

Electronic Forms — 1.1%
Adobe, Inc.†	21,351	7,368,657

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc.	23,582	1,817,465
Fortive Corp.	17,623	1,218,807
Roper Technologies, Inc.	10,855	3,817,703

		6,853,975

Entertainment Software — 0.4%
Activision Blizzard, Inc.	25,373	1,474,933
Electronic Arts, Inc.†	9,558	968,894
Take-Two Interactive Software, Inc.†	2,015	216,572

		2,660,399

Finance - Consumer Loans — 0.1%
Synchrony Financial	30,072	875,095

Finance - Credit Card — 4.9%
American Express Co.	47,208	5,189,576
Discover Financial Services	15,933	1,044,886
Mastercard, Inc., Class A	41,397	12,015,479
Visa, Inc., Class A	84,065	15,279,654

		33,529,595

115

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Investment Banker/Broker — 0.4%
Charles Schwab Corp.	52,510	$2,139,783
E*TRADE Financial Corp.	9,004	412,203

		2,551,986

Finance - Other Services — 1.3%
Cboe Global Markets, Inc.	5,423	618,222
CME Group, Inc.	18,529	3,683,936
Intercontinental Exchange, Inc.	42,606	3,801,307
Nasdaq, Inc.	8,369	858,241

		8,961,706

Food - Confectionery — 0.1%
J.M. Smucker Co.	8,910	917,641

Food - Meat Products — 0.2%
Hormel Foods Corp.#	26,725	1,111,760

Food - Misc./Diversified — 1.1%
Campbell Soup Co.	9,621	434,099
General Mills, Inc.	43,236	2,118,564
Kellogg Co.	21,216	1,282,931
Kraft Heinz Co.	78,328	1,940,185
Lamb Weston Holdings, Inc.	4,731	411,077
McCormick & Co., Inc.	8,178	1,195,542

		7,382,398

Food - Retail — 0.2%
Kroger Co.	57,715	1,623,523

Gas - Distribution — 0.0%
NiSource, Inc.	11,502	310,784

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	5,355	982,642

Industrial Gases — 1.0%
Air Products & Chemicals, Inc.	12,730	2,795,635
Linde PLC†	22,258	4,251,501

		7,047,136

Instruments - Controls — 0.1%
Mettler-Toledo International, Inc.†	860	603,462

Instruments - Scientific — 0.1%
PerkinElmer, Inc.	2,761	238,661
Waters Corp.†	3,823	745,064

		983,725

Insurance Brokers — 0.8%
Aon PLC	9,773	2,032,784
Marsh & McLennan Cos., Inc.	24,830	2,596,225
Willis Towers Watson PLC	4,071	770,437

		5,399,446

Insurance - Life/Health — 1.1%
Aflac, Inc.	73,809	3,162,715
Lincoln National Corp.	14,184	643,812
Principal Financial Group, Inc.	7,911	351,169
Prudential Financial, Inc.	42,975	3,242,464

		7,400,160

Insurance - Multi-line — 1.4%
Allstate Corp.	26,877	2,828,804
Chubb, Ltd.	34,738	5,038,052
Hartford Financial Services Group, Inc.	4,962	247,852
Loews Corp.	37,143	1,694,835

		9,809,543

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty — 0.6%
Progressive Corp.	21,133	$1,546,090
Travelers Cos., Inc.	21,868	2,620,005

		4,166,095

Internet Content - Entertainment — 1.1%
Netflix, Inc.†	18,045	6,659,146
Twitter, Inc.†	37,419	1,242,311

		7,901,457

Internet Security — 0.0%
NortonLifeLock, Inc.	11,828	225,087

Investment Management/Advisor Services — 1.2%
Ameriprise Financial, Inc.	7,397	1,045,196
BlackRock, Inc.	10,169	4,708,349
Franklin Resources, Inc.	23,895	519,955
Invesco, Ltd.	34,146	491,702
T. Rowe Price Group, Inc.	14,879	1,755,871

		8,521,073

Machinery - Construction & Mining — 0.5%
Caterpillar, Inc.	29,098	3,615,136

Machinery - Farming — 0.4%
Deere & Co.	15,738	2,462,682

Machinery - General Industrial — 0.1%
Westinghouse Air Brake Technologies Corp.	6,717	461,458

Medical Information Systems — 0.1%
Cerner Corp.	14,269	988,414

Medical Labs & Testing Services — 1.0%
IQVIA Holdings, Inc.†	10,304	1,437,305
Laboratory Corp. of America Holdings†	15,339	2,694,909
Quest Diagnostics, Inc.	25,527	2,707,393

		6,839,607

Medical Products — 1.6%
ABIOMED, Inc.†	866	130,125
Baxter International, Inc.	31,832	2,657,017
Cooper Cos., Inc.	3,350	1,087,309
Henry Schein, Inc.†	24,376	1,485,473
Hologic, Inc.†	20,565	969,023
STERIS PLC	4,509	715,218
Stryker Corp.	18,737	3,571,085
Varian Medical Systems, Inc.†	3,114	382,929

		10,998,179

Medical - Biomedical/Gene — 2.9%
Alexion Pharmaceuticals, Inc.†	11,556	1,086,611
Amgen, Inc.	28,381	5,668,537
Biogen, Inc.†	7,820	2,411,610
Gilead Sciences, Inc.	60,594	4,202,800
Illumina, Inc.†	5,811	1,543,808
Incyte Corp.†	9,210	694,526
Regeneron Pharmaceuticals, Inc.†	4,038	1,795,174
Vertex Pharmaceuticals, Inc.†	11,817	2,647,362

		20,050,428

Medical - Drugs — 2.0%
AbbVie, Inc.	56,346	4,829,416
Bristol-Myers Squibb Co. CVR†	29,832	99,937
Zoetis, Inc.	66,336	8,837,945

		13,767,298

Medical - Generic Drugs — 0.2%
Perrigo Co. PLC	27,196	1,378,565

116

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - HMO — 0.9%
Centene Corp.†	45,302	$2,401,912
Humana, Inc.	11,832	3,782,454

		6,184,366

Medical - Hospitals — 0.5%
HCA Healthcare, Inc.	28,338	3,599,209

Multimedia — 1.3%
Walt Disney Co.	74,174	8,726,571

Networking Products — 1.0%
Cisco Systems, Inc.	181,070	7,230,125

Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	13,841	1,249,289
Waste Management, Inc.	25,979	2,878,733

		4,128,022

Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	1,856	59,763

Oil Companies - Exploration & Production — 1.6%
Apache Corp.	21,971	547,517
Cabot Oil & Gas Corp.	23,072	321,393
Concho Resources, Inc.	11,438	778,013
Devon Energy Corp.	37,818	614,164
Diamondback Energy, Inc.	11,259	698,058
EOG Resources, Inc.	37,827	2,392,936
Hess Corp.	22,443	1,260,848
Marathon Oil Corp.	87,271	722,604
Noble Energy, Inc.	40,121	635,115
Occidental Petroleum Corp.	55,030	1,801,682
Pioneer Natural Resources Co.	11,137	1,367,401

		11,139,731

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	23,125	432,669

Oil Refining & Marketing — 0.3%
HollyFrontier Corp.	15,614	525,880
Valero Energy Corp.	25,324	1,677,715

		2,203,595

Oil - Field Services — 0.4%
Baker Hughes Co.	23,595	379,644
Schlumberger, Ltd.	84,189	2,280,680
TechnipFMC PLC	13,548	201,052

		2,861,376

Paper & Related Products — 0.2%
International Paper Co.	30,908	1,142,360

Pipelines — 1.3%
Kinder Morgan, Inc.	199,493	3,824,281
ONEOK, Inc.	41,170	2,746,862
Williams Cos., Inc.	124,620	2,374,011

		8,945,154

Real Estate Investment Trusts — 3.4%
American Tower Corp.	20,575	4,666,410
AvalonBay Communities, Inc.	8,202	1,645,239
Crown Castle International Corp.	21,917	3,140,487
Digital Realty Trust, Inc.#	6,018	722,822
Equinix, Inc.	2,750	1,575,200
Equity Residential	22,094	1,659,259
Host Hotels & Resorts, Inc.	10,957	158,657
Prologis, Inc.	38,909	3,279,251
Public Storage	5,782	1,209,132
Realty Income Corp.	3,948	285,796

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
SBA Communications Corp.	1,762	$467,089
Simon Property Group, Inc.	18,038	2,220,117
Ventas, Inc.	10,965	589,588
Welltower, Inc.	19,038	1,424,423
Weyerhaeuser Co.	20,645	536,357

		23,579,827

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	827	109,561

Respiratory Products — 0.1%
ResMed, Inc.	5,798	921,650

Retail - Apparel/Shoe — 0.2%
Ross Stores, Inc.	13,305	1,447,318

Retail - Auto Parts — 0.3%
AutoZone, Inc.†	122	125,966
Genuine Parts Co.	9,801	855,039
O’Reilly Automotive, Inc.†	3,012	1,110,585

		2,091,590

Retail - Automobile — 0.1%
CarMax, Inc.†	3,763	328,548

Retail - Building Products — 1.8%
Home Depot, Inc.	41,107	8,954,749
Lowe’s Cos., Inc.	30,845	3,287,152

		12,241,901

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,858	443,158

Retail - Discount — 0.8%
Dollar General Corp.	14,060	2,113,218
Dollar Tree, Inc.†	15,271	1,267,951
Target Corp.	19,966	2,056,498

		5,437,667

Retail - Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	61,264	2,803,441

Retail - Jewelry — 0.0%
Tiffany & Co.	1,583	211,473

Retail - Major Department Stores — 0.6%
Nordstrom, Inc.#	10,376	360,047
TJX Cos., Inc.	64,835	3,877,133

		4,237,180

Retail - Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	1,019	261,975

Retail - Restaurants — 1.3%
Darden Restaurants, Inc.	10,503	1,024,043
Starbucks Corp.	65,140	5,108,930
Yum! Brands, Inc.	30,242	2,699,098

		8,832,071

Semiconductor Components - Integrated Circuits — 0.7%
Analog Devices, Inc.	16,100	1,755,705
QUALCOMM, Inc.	38,023	2,977,201

		4,732,906

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	33,167	1,927,666
KLA Corp.	2,402	369,211
Lam Research Corp.	4,599	1,349,485

		3,646,362

117

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Steel - Producers — 0.3%
Nucor Corp.	42,868	$1,772,592

Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc.	10,702	255,350

Telephone - Integrated — 1.7%
Verizon Communications, Inc.	221,088	11,974,126

Theaters — 0.1%
Live Nation Entertainment, Inc.†	9,618	584,486

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc.	6,411	921,261

Transport - Rail — 0.7%
CSX Corp.	37,275	2,626,024
Norfolk Southern Corp.	12,079	2,202,605

		4,828,629

Transport - Services — 0.5%
United Parcel Service, Inc., Class B	37,252	3,370,933

Water — 0.7%
American Water Works Co., Inc.	37,827	4,677,687

Web Hosting/Design — 0.1%
VeriSign, Inc.†	4,340	823,515

Web Portals/ISP — 4.2%
Alphabet, Inc., Class A†	21,429	28,698,788

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	8,056	1,334,718

Total Long-Term Investment Securities
(cost $500,613,865)		678,413,256

SHORT-TERM INVESTMENT SECURITIES — 0.7%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 1.61%(1)(2)	2,356,520	2,356,520

U.S. Government Treasuries — 0.4%
United States Treasury Bills 1.55% due 05/07/2020(4)	$2,400,000	2,394,279

Total Short-Term Investment Securities
(cost $4,749,664)		4,750,799

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.25%, dated 02/28/2020, to be repurchased 03/02/2020 in the amount of $11,025,230 collateralized by $9,845,000 of United States Treasury Notes, bearing interest at 2.88% due 01/15/2022 and having an approximate value of $11,246,967 (cost $11,025,000)	$11,025,000	$11,025,000

TOTAL INVESTMENTS
(cost $516,388,529)(3)	100.5%	694,189,055
Liabilities in excess of other assets	(0.5)	(3,518,751)

NET ASSETS	100.0%	$690,670,304

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of February 29, 2020.
(2)

At February 29, 2020, the Fund had loaned securities with a total value of $4,090,057. This was secured by collateral of $2,356,520, which was received in cash and subsequently invested in short-term investments currently valued at $2,356,520 as reported in the Portfolio of Investments. Additional collateral of $1,875,586 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of February 29, 2020
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	12/01/2047 to 07/01/2049	$297,336
Federal National Mtg. Assoc.	2.50% to 3.50%	11/01/2046 to 12/25/2049	276,292
Government National Mtg. Assoc.	2.50%	09/20/2046	91,769
United States Treasury Notes/Bonds	0.13% to 8.75%	03/31/2020 to 05/15/2049	1,210,189

(3)	See Note 5 for cost of investments on a tax basis.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements.

CVR—Contingent Value Rights

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
101	Long	S&P 500 E-Mini Index	March 2020	$16,209,794	$14,903,055	$(1,306,739)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

118

VALIC Company II U.S. Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — February 29, 2020 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$678,413,256	$—	$—	$678,413,256
Short Term Investment Securities:
Registered Investment Companies	2,356,520	—	—	2,356,520
U.S. Government Treasuries	—	2,394,279	—	2,394,279
Repurchase Agreements	—	11,025,000	—	11,025,000

Total Investments at Value	$680,769,776	$13,419,279	$—	$694,189,055

LIABILITIES:
Other Financial Instruments:+

Futures Contracts	$1,306,739	$—	$—	$1,306,739

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

119

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 29, 2020 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND
ASSETS:
Investment at value (unaffiliated)*†	$–	$98,027,982	$–	$1,522,992,913	$120,442,221	$541,798,742	$569,226,000
Investment at value (affiliated)*†	566,163,367	–	331,698,229	–	–	–	–
Repurchase agreements (cost equals market value)	–	–	–	–	117,000	5,734,000	10,431,000
Cash	207,242	1,970,116	62,302	982,244	2,500,949	278	12,084
Foreign cash*	–	–	–	–	–	1,521,303	97,570
Cash collateral for futures contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	–	–	–
Receivable for:
Fund shares sold	69,853	68,670	30,614	640,556	1,770,074	238,112	32,942
Dividends and interest	–	87,719	–	9,633,740	106,232	7,753,291	1,021,924
Investments sold	328,791	–	244,398	5,927,135	–	1,638,668	502,019
Investments sold on an extended settlement basis	–	–	–	5,322,539	–	3,862,808	–
Securities lending income	–	–	–	2,303	–	9,633	58,114
Prepaid expenses and other assets	26,790	13,788	18,530	58,295	28,547	35,041	58,448
Due from investment adviser for expense reimbursements/fee waivers	37,797	23,020	18,431	61,405	12,512	31,864	33,928
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	566,833,840	100,191,295	332,072,504	1,545,621,130	124,977,535	562,623,740	581,474,029

LIABILITIES:
Payable for:
Fund shares reacquired	398,553	8,440	274,961	703,805	41,116	175,505	211,938
Investments purchased	740	–	637	5,422,794	–	507,477	1,182,892
Investments purchased on an extended settlement basis	–	–	–	11,407,518	–	5,515,032	37,613
Investment advisory and management fees	48,703	48,479	27,398	508,840	23,806	269,676	402,366
Administrative service fees	–	5,882	–	80,261	6,353	29,595	32,902
Shareholder services	–	22,035	–	300,692	23,806	110,875	123,263
Transfer agent fees and expenses	497	994	497	994	373	994	868
Trustees’ fees and expenses	28,688	10,307	18,273	63,343	24,043	34,334	56,765
Other accrued expenses	122,652	62,150	89,224	232,278	64,014	127,416	296,295
Accrued foreign tax on capital gains	–	–	–	–	–	–	26,766
Collateral upon return of securities loaned	–	–	–	6,236,658	–	14,070,873	6,782,915
Variation margin on futures contracts	–	–	–	–	–	–	–
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	260,748	–

TOTAL LIABILITIES	599,833	158,287	410,990	24,957,183	183,511	21,102,525	9,154,583

NET ASSETS	$566,234,007	$100,033,008	$331,661,514	$1,520,663,947	$124,794,024	$541,521,215	$572,319,446

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$559,683	$66,749	$276,379	$1,276,094	$1,247,723	$694,061	$307,463
Additional paid in capital	528,653,198	81,862,227	315,286,870	1,356,297,032	123,553,793	505,307,277	484,468,070
Total accumulated earnings (loss)	37,021,126	18,104,032	16,098,265	163,090,821	(7,492)	35,519,877	87,543,913

NET ASSETS	$566,234,007	$100,033,008	$331,661,514	$1,520,663,947	$124,794,024	$541,521,215	$572,319,446

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	55,968,293	6,674,919	27,637,891	127,609,442	124,772,295	69,406,105	30,746,343
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.12	$14.99	$12.00	$11.92	$1.00	$7.80	$18.61

* Cost
Investments (unaffiliated)	$–	$86,385,571	$–	$1,451,050,062	$120,442,221	$544,777,776	$505,949,555

Investments (affiliated)	$574,029,835	$–	$325,645,981	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$1,493,532	$96,556

† Including securities on loan	$–	$–	$–	$7,678,425	$–	$13,711,518	$29,002,770

See Notes to Financial Statements

120

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — February 29, 2020 (unaudited) — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	STRATEGIC BOND FUND	U.S. SOCIALLY RESPONSIBLE FUND
ASSETS:
Investment at value (unaffiliated)*†	$257,258,101	$226,953,167	$696,216,347	$–	$184,015,458	286,347,582	835,825,810	$683,164,055
Investment at value (affiliated)*†	–	–	–	962,061,938	–	–	–	–
Repurchase agreements (cost equals market value)	–	197,000	6,617,000	–	–	7,191,000	–	11,025,000
Cash	427,181	662	210	1,448	2,181,164	524	–	7
Foreign cash*	–	149	49	–	–	–	715,097	–
Cash collateral for futures contracts	–	–	–	–	–	601,000	–	–
Due from broker	–	–	–	–	–	7,766	–	–
Receivable for:
Fund shares sold	5,723	81,422	45,264	130,369	48,030	26,959	244,088	82,979
Dividends and interest	614,929	119,298	836,817	–	62,108	306,813	7,379,914	1,003,719
Investments sold	1,119,228	473,808	5,854,414	985,174	442,750	5,026,933	5,087,518	33,158,193
Investments sold on an extended settlement basis	–	–	–	–	–	–	3,508,461	–
Securities lending income	392	2,710	19,760	–	4,742	4,650	3,091	589
Prepaid expenses and other assets	29,623	20,833	72,474	39,676	19,733	47,457	52,210	63,922
Due from investment adviser for expense reimbursements/fee waivers	–	8,040	52,970	57,211	34,280	37,271	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	519,114	–

TOTAL ASSETS	259,455,177	227,857,089	709,715,305	963,275,816	186,808,265	299,597,955	853,335,303	728,498,464

LIABILITIES:
Payable for:
Fund shares reacquired	150,716	267,769	276,340	1,115,394	716,263	236,620	446,615	984,701
Investments purchased	1,879,465	683,282	3,525,327	1,248	265,919	3,619,742	3,345,729	33,889,321
Investments purchased on an extended settlement basis	–	–	–	–	–	–	7,460,501	–
Investment advisory and management fees	115,014	146,484	446,004	81,298	134,190	173,368	332,673	154,483
Administrative service fees	15,350	13,422	42,540	–	10,863	17,392	44,044	41,235
Shareholder services	57,507	50,284	159,370	–	40,695	65,156	165,010	154,483
Transfer agent fees and expenses	993	868	1,117	497	994	868	1,365	497
Trustees’ fees and expenses	23,618	17,869	71,577	44,852	12,295	38,240	53,879	63,614
Other accrued expenses	102,535	76,526	204,800	160,439	76,647	151,627	200,986	153,999
Accrued foreign tax on capital gains	–	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	1,695,826	1,834,874	–	1,570,708	3,438,239	9,261,199	2,356,520
Variation margin on futures contracts	–	–	–	–	–	20,930	–	29,290
Due to custodian	–	–	–	–	–	–	774,450	–
Due to broker	–	–	–	–	–	–	–	17
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	34,342	–

TOTAL LIABILITIES	2,345,198	2,952,330	6,561,949	1,403,728	2,828,574	7,762,182	22,120,793	37,828,160

NET ASSETS	$257,109,979	$224,904,759	$703,153,356	$961,872,088	$183,979,691	$291,835,773	$831,214,510	$690,670,304

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$131,581	$220,770	$421,163	$687,943	$100,379	$283,078	$717,601	$309,863
Additional paid in capital	243,864,956	191,614,329	639,124,345	892,177,745	134,222,438	293,706,212	790,592,568	361,052,038
Total accumulated earnings (loss)	13,113,442	33,069,660	63,607,848	69,006,400	49,656,874	(2,153,517)	39,904,341	329,308,403

NET ASSETS	$257,109,979	$224,904,759	$703,153,356	$961,872,088	$183,979,691	$291,835,773	$831,214,510	$690,670,304

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,158,103	22,077,038	42,116,322	68,794,293	10,037,865	28,307,805	71,760,080	30,986,279
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.54	$10.19	$16.70	$13.98	$18.33	$10.31	$11.58	$22.29

* Cost
Investments (unaffiliated)	$267,074,278	$214,709,982	$699,322,050	$–	$166,424,565	$298,652,500	$821,420,786	$505,363,529

Investments (affiliated)	$–	$–	$–	$956,575,980	$–	$–	$–	$–

Foreign cash	$–	$151	$48	$–	$–	$–	$705,908	$–

† Including securities on loan	$6,278,846	$18,158,150	$18,807,707	$–	$21,121,094	$8,290,027	$9,004,534	$4,090,057

See Notes to Financial Statements

121

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 29, 2020 (unaudited)

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	GOVERNMENT MONEY MARKET II FUND	HIGH YIELD BOND FUND	INTERNATIONAL OPPORTUNITIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$523,409	$–	$13,358	$–	$–	$3,669,575
Dividends (affiliated)	76,618	–	48,099	–	–	–	–
Securities lending income	–	142	–	28,471	–	52,831	360,940
Interest (unaffiliated)	–	–	–	25,673,775	1,030,661	17,352,927	39,772

Total investment income*	76,618	523,551	48,099	25,715,604	1,030,661	17,405,758	4,070,287

EXPENSES:
Investment advisory and management fees	298,958	293,348	168,069	3,231,791	149,739	1,800,309	2,477,429
Administrative service fee	–	35,601	–	510,256	39,979	198,875	202,554
Shareholder services fee	–	133,340	–	1,911,092	149,739	744,862	758,658
Transfer agent fees and expenses	728	1,456	728	1,456	547	1,456	1,273
Custodian and accounting fees	7,554	8,785	7,554	51,419	8,086	27,269	125,422
Reports to shareholders	33,084	5,830	18,554	78,117	7,283	32,888	36,645
Audit and tax fees	16,655	18,536	16,655	25,212	21,763	22,603	39,143
Legal fees	21,096	10,161	15,140	45,037	10,501	22,722	21,573
Trustees’ fees and expenses	27,059	4,801	15,215	73,379	5,421	28,461	27,084
Interest expense	–	–	–	–	–	–	–
Other expenses	22,383	24,118	10,988	42,662	10,519	17,630	39,750

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	427,517	535,976	252,903	5,970,421	403,577	2,897,075	3,729,531

Fees waived and expenses reimbursed by investment adviser (Note 3)	(128,561)	(82,626)	(84,835)	(84,249)	(74,150)	(64,539)	(487,938)
Fees paid indirectly (Note 7)	–	(141)	–	–	–	–	(2,589)

Net expenses	298,956	453,209	168,068	5,886,172	329,427	2,832,536	3,239,004

Net investment income (loss)	(222,338)	70,342	(119,969)	19,829,432	701,234	14,573,222	831,283

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	–	3,521,016	–	25,716,312	3	6,438,401	17,640,979
Investments (affiliated)	5,534,493	–	2,017,099	–	–	–	–
Futures contracts	–	–	–	–	–	–	–
Forward contracts	–	–	–	–	–	442,719	–
Swap contracts	–	–	–	–	–	682,534	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	3,584	(187,461)
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	5,534,493	3,521,016	2,017,099	25,716,312	3	7,567,238	17,453,518

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	–	(2,717,312)	–	3,832,399	–	(9,575,855)	(12,167,461)
Investments (affiliated)	(3,330,966)	–	2,224,819	–	–	–	–
Futures contracts	–	–	–	–	–	–	–
Forward contracts	–	–	–	–	–	(371,007)	–
Swap contracts	–	–	–	–	–	59,214	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	892	(561)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	44,352

Net unrealized gain (loss) on investments and foreign currencies	(3,330,966)	(2,717,312)	2,224,819	3,832,399	–	(9,886,756)	(12,123,670)

Net realized and unrealized gain (loss) on investments and foreign currencies	2,203,527	803,704	4,241,918	29,548,711	3	(2,319,518)	5,329,848

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,981,189	$874,046	$4,121,949	$49,378,143	$701,237	$12,253,704	$6,161,131

* Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$(3,771)	$–	$–	$278,634

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

122

VALIC Company II

STATEMENTS OF OPERATIONS — For the Six Months Ended February 29, 2020 (unaudited) — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	STRATEGIC BOND FUND	U.S. SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,185,787	$1,263,042	$7,142,864	$–	$495,533	$3,708,976	$4,157	$6,964,332
Dividends (affiliated)	–	–	–	86,602	–	–	–	–
Securities lending income	1,978	34,170	34,785	–	107,693	28,992	23,294	5,740
Interest (unaffiliated)	18,352	784	12,382	–	1,857	16,555	16,891,277	50,579

Total investment income*	3,206,117	1,297,996	7,190,031	86,602	605,083	3,754,523	16,918,728	7,020,651

EXPENSES:
Investment advisory and management fees	715,525	904,561	2,755,761	495,083	812,106	1,110,439	2,090,286	934,979
Administrative service fee	95,518	82,763	262,575	–	65,684	111,481	276,861	249,627
Shareholder services fee	357,762	309,991	983,470	–	246,013	417,530	1,036,953	934,979
Transfer agent fees and expenses	1,456	1,273	1,638	728	1,456	1,273	2,001	728
Custodian and accounting fees	12,840	11,500	38,617	7,554	13,917	53,293	63,137	20,288
Reports to shareholders	15,288	12,239	46,522	52,805	11,541	25,999	48,276	41,645
Audit and tax fees	18,575	18,558	18,678	16,655	18,616	19,966	25,215	19,513
Legal fees	14,092	13,371	24,910	29,174	12,712	15,334	26,949	24,381
Trustees’ fees and expenses	13,160	11,613	35,122	44,922	8,866	14,079	38,128	33,781
Interest expense	361	136	–	–	363	–	–	–
Other expenses	32,934	15,594	57,129	28,232	27,151	41,024	21,890	39,353

Total expenses before fee waivers, expense reimbursements, fees paid indirectly	1,277,511	1,381,599	4,224,422	675,153	1,218,425	1,810,418	3,629,696	2,299,274

Fees waived and expenses reimbursed by investment adviser (Note 3)	(66,972)	(226,986)	(93,908)	(180,076)	(97,128)	(185,202)	–	(113,168)
Fees paid indirectly (Note 7)	(8,175)	(1,173)	(7,012)	–	(9,178)	(15,007)	–	–

Net expenses	1,202,364	1,153,440	4,123,502	495,077	1,112,119	1,610,209	3,629,696	2,186,106

Net investment income (loss)	2,003,753	144,556	3,066,529	(408,475)	(507,036)	2,144,314	13,289,032	4,834,545

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	11,871,354	13,009,111	28,545,789	–	11,724,835	259,182	4,958,238	12,790,668
Investments (affiliated)	–	–	–	11,344,392	–	–	–	–
Futures contracts	–	–	–	–	–	625,614	–	2,164,813
Forward contracts	–	–	–	–	–	–	1,102,913	–
Swap contracts	–	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	(3,526)	–	–	–	(14,759)	–
Net realized gain (loss) on capital gain distributions received from underlying funds (affiliated)	–	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	11,871,354	13,009,111	28,542,263	11,344,392	11,724,835	884,796	6,046,392	14,955,481

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(20,919,787)	(19,707,748)	(50,640,943)	–	5,583,454	(14,148,910)	(1,017,279)	(7,239,153)
Investments (affiliated)	–	–	–	(3,899,238)	–	–	–	–
Futures contracts	–	–	–	–	–	(618,513)	–	(1,643,963)
Forward contracts	–	–	–	–	–	–	(1,195,514)	–
Swap contracts	–	–	–	–	–	–	–	–
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	–	(1)	(85)	–	–	–	26,170	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(20,919,787)	(19,707,749)	(50,641,028)	(3,899,238)	5,583,454	(14,767,423)	(2,186,623)	(8,883,116)

Net realized and unrealized gain (loss) on investments and foreign currencies	(9,048,433)	(6,698,638)	(22,098,765)	7,445,154	17,308,289	(13,882,627)	3,859,769	6,072,365

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,044,680)	$(6,554,082)	$(19,032,236)	$7,036,679	$16,801,253	$(11,738,313)	$17,148,801	$10,906,910

* Net of foreign withholding taxes on interest and dividends of	$6,571	$455	$35,011	$–	$–	$3,381	$(6,117)	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

123

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$(222,338)	$9,005,521	$70,342	$391,658	$(119,969)	$6,664,782	$19,829,432	$45,640,119
Net realized gain (loss) on investments and foreign currencies	5,534,493	32,839,874	3,521,016	2,487,981	2,017,099	2,901,278	25,716,312	12,493,622
Net unrealized gain (loss) on investments and foreign currencies	(3,330,966)	(45,659,943)	(2,717,312)	(3,423,426)	2,224,819	1,160,266	3,832,399	92,159,031

Net increase (decrease) in net assets resulting from operations	1,981,189	(3,814,548)	874,046	(543,787)	4,121,949	10,726,326	49,378,143	150,292,772

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(61,562,142)	–	(26,547,942)	–	(22,740,565)	–	(36,081,103)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(14,795,793)	35,716,300	(3,921,349)	20,475,333	3,103,208	(2,342,303)	(117,931,748)	192,420,128

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,814,604)	(29,660,390)	(3,047,303)	(6,616,396)	7,225,157	(14,356,542)	(68,553,605)	306,631,797
NET ASSETS:
Beginning of period	579,048,611	608,709,001	103,080,311	109,696,707	324,436,357	338,792,899	1,589,217,552	1,282,585,755

End of period	$566,234,007	$579,048,611	$100,033,008	$103,080,311	$331,661,514	$324,436,357	$1,520,663,947	$1,589,217,552

See Notes to Financial Statements

124

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT MONEY MARKET II FUND		HIGH YIELD BOND FUND		INTERNATIONAL OPPORTUNITIES FUND		LARGE CAP VALUE FUND
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$701,234	$2,078,495	$14,573,222	$31,897,325	$831,283	$4,960,161	$2,003,753	$4,564,916
Net realized gain (loss) on investments and foreign currencies	3	837	7,567,238	(3,687,817)	17,453,518	5,101,277	11,871,354	6,299,785
Net unrealized gain (loss) on investments and foreign currencies	–	–	(9,886,756)	11,460,683	(12,123,670)	(75,002,115)	(20,919,787)	(17,482,270)

Net increase (decrease) in net assets resulting from operations	701,237	2,079,332	12,253,704	39,670,191	6,161,131	(64,940,677)	(7,044,680)	(6,617,569)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	(701,234)	(2,078,495)	–	(29,483,669)	–	(28,408,612)	–	(26,283,225)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	5,427,599	(17,621,285)	(128,096,901)	70,624,814	(10,038,740)	(54,481,040)	(7,331,928)	20,300,914

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,427,602	(17,620,448)	(115,843,197)	80,811,336	(3,877,609)	(147,830,329)	(14,376,608)	(12,599,880)
NET ASSETS:
Beginning of period	119,366,422	136,986,870	657,364,412	576,553,076	576,197,055	724,027,384	271,486,587	284,086,467

End of period	$124,794,024	$119,366,422	$541,521,215	$657,364,412	$572,319,446	$576,197,055	$257,109,979	$271,486,587

See Notes to Financial Statements

125

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP GROWTH FUND		MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		SMALL CAP GROWTH FUND
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$144,556	$(177,166)	$3,066,529	$5,556,166	$(408,475)	$15,665,123	$(507,036)	$(1,032,672)
Net realized gain (loss) on investments and foreign currencies	13,009,111	8,236,771	28,542,263	35,118,528	11,344,392	41,222,152	11,724,835	23,908,552
Net unrealized gain (loss) on investments and foreign currencies	(19,707,749)	(1,837,506)	(50,641,028)	(81,851,249)	(3,899,238)	(42,101,179)	5,583,454	(35,001,546)

Net increase (decrease) in net assets resulting from operations	(6,554,082)	6,222,099	(19,032,236)	(41,176,555)	7,036,679	14,786,096	16,801,253	(12,125,666)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(8,190,342)	–	(142,088,963)	–	(84,768,759)	–	(45,173,634)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(11,053,305)	24,036,574	(21,274,602)	10,441,435	11,524,103	48,686,494	(25,162,785)	34,256,786

TOTAL INCREASE (DECREASE) IN NET ASSETS	(17,607,387)	22,068,331	(40,306,838)	(172,824,083)	18,560,782	(21,296,169)	(8,361,532)	(23,042,514)
NET ASSETS:
Beginning of period	242,512,146	220,443,815	743,460,194	916,284,277	943,311,306	964,607,475	192,341,223	215,383,737

End of period	$224,904,759	$242,512,146	$703,153,356	$743,460,194	$961,872,088	$943,311,306	$183,979,691	$192,341,223

See Notes to Financial Statements

126

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		STRATEGIC BOND FUND		U.S. SOCIALLY RESPONSIBLE FUND
	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019	For the Six Months Ended February 29, 2020 (Unaudited)	For the Year Ended August 31, 2019
INCREASE (DECREASE) IN NET ASSETS OPERATIONS:
Net investment income (loss)	$2,144,314	$4,248,674	$13,289,032	$33,534,474	$4,834,545	$8,690,921
Net realized gain (loss) on investments and foreign currencies	884,796	7,467,945	6,046,392	(3,565,009)	14,955,481	125,854,486
Net unrealized gain (loss) on investments and foreign currencies	(14,767,423)	(94,914,658)	(2,186,623)	37,544,146	(8,883,116)	(105,358,614)

Net increase (decrease) in net assets resulting from operations	(11,738,313)	(83,198,039)	17,148,801	67,513,611	10,906,910	29,186,793

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings	–	(58,976,644)	–	(29,934,832)	–	(62,490,729)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(12,467,784)	(76,331,392)	(24,493,116)	(52,421,528)	(40,020,879)	(36,029,931)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,206,097)	(218,506,075)	(7,344,315)	(14,842,749)	(29,113,969)	(69,333,867)
NET ASSETS:
Beginning of period	316,041,870	534,547,945	838,558,825	853,401,574	719,784,273	789,118,140

End of period	$291,835,773	$316,041,870	$831,214,510	$838,558,825	$690,670,304	$719,784,273

See Notes to Financial Statements

127

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware statutory trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively, the “Funds,” or each, a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Growth Fund
Capital Appreciation Fund	Mid Cap Value Fund
Conservative Growth Lifestyle Fund*	Moderate Growth Lifestyle Fund*
Core Bond Fund	Small Cap Growth Fund
Government Money Market II Fund	Small Cap Value Fund
High Yield Bond Fund	Strategic Bond Fund
International Opportunities Fund	U.S. Socially Responsible Fund
Large Cap Value Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either VALIC Company I (“VC I”) or VC II mutual funds.

Each Fund is diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

A. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”) , etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of February 29, 2020, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the

128

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

For the Government Money Market II Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market II Fund market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

B. Derivative Instruments

Forward Foreign Currency Contracts: During the period, the High Yield Bond Fund and Strategic Bond Fund used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual

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payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Small Cap Value Fund and U.S. Socially Responsible Fund used equity futures contracts to equitize cash, providing exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the High Yield Bond Fund used credit default swaps to manage credit risk and to express active credit views to enhance return.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations

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may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Fund owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in a Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The following tables represent the value of derivatives held as of February 29, 2020, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended February 29, 2020. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of February 29, 2020, please refer to the schedule at the end of each Fund’s Portfolio of Investments.

	Asset Derivatives			Liability Derivatives
Fund	Futures Contracts(1)(6)	Swap Contracts(2)	Foreign Forward Exchange Contracts(3)	Futures Contracts(1)(6)	Swap Contracts(4)	Foreign Forward Exchange Contracts(5)
	Equity Contracts			Equity Contracts
Small Cap Value	$—	$—	$—	$20,930	$—	$—
U.S. Socially Responsible	—	—	—	29,290	—	—

	Credit Contracts			Credit Contracts
High Yield Bond	—	—	—	—	—	—

	Foreign Exchange Contracts			Foreign Exchange Contracts
High Yield Bond	—	—	—	—	—	260,748
Strategic Bond	—	—	519,114	—	—	34,342

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Unrealized depreciation on swap contracts
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Small Cap Value	$(757,728)
U.S. Socially Responsible	(1,306,739)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(1)	Swap Contracts(2)	Foreign Forward Exchange Contracts(3)
	Equity Contracts
Small Cap Value	$625,614	$—	$—
U.S. Socially Responsible	2,164,813	—	—

	Credit Contracts
High Yield Bond	—	682,534	—

	Foreign Exchange Contracts
High Yield Bond	—	—	442,719
Strategic Bond	—	—	1,102,913

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Fund	Futures Contracts(4)	Swap Contracts(5)	Foreign Forward Exchange Contracts(6)
	Equity Contracts
Small Cap Value	$(618,513)	$—	$—
U.S. Socially Responsible	(1,643,963)	—	—

	Credit Contracts
High Yield Bond	—	59,214	—

	Foreign Exchange Contracts
High Yield Bond	—	—	(371,007)
Strategic Bond	—	—	(1,195,514)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on forward contracts
(4)	Change in unrealized appreciation (depreciation) on futures contracts
(5)	Change in unrealized appreciation (depreciation) on swap contracts
(6)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the six months ended February 29, 2020.

	Average Amount Outstanding During the Year
Fund	Futures Contracts(1)	Swap Contracts(1)	Foreign Exchange Contracts(1)
High Yield Bond	$—	$5,050,500	$14,845,943
Small Cap Value	10,194,911	—	—
Strategic Bond	—	—	54,912,083
U.S. Socially Responsible	23,201,101	—	—

(1)	Amounts represent notional amounts in U.S. dollars.

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of February 29, 2020. The repurchase agreements held by the Funds and securities on loan as of February 29, 2020, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments of each Fund and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	High Yield Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$—	$—	$260,748	$—	$—	$260,748	$(260,748)	$—	$(260,748)

	Strategic Bond Fund
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
JPMorgan Chase Bank N.A.	$519,114	$—	$—	$519,114	$34,342	$—	$—	$34,342	$484,772	$—	$484,772

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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C. Stripped Mortgage-Backed Securities

Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

D. Mortgage-Backed Dollar Rolls

Certain Funds may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund‘s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund‘s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

E. When-Issued Securities and Forward Commitments

Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

F. Loans

Certain Funds invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

G. Inflation-Indexed Bonds

Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

H. Repurchase Agreements

The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations.

In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Series’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

I. Investment Securities Loaned

To realize additional income, the Funds, except for Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Moderate Growth Lifestyle Fund, and the Government Money Market II Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the

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securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statements of Operations as securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

J. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Lifestyle Funds, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2016 — 2018 or expected to be taken in each Fund’s 2019 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2016.

K. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

L. LIBOR Risk

A fund’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR,

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announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a fund or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a fund. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a fund or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a fund’s performance and/or NAV.

M. New Accounting Pronouncements

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Effective September 1, 2019, the Funds are subject to ASU 2017-08, “Premium Amortization on Purchased Callable Debt Securities”, which requires the premiums on certain purchased debt securities with non-contingent call features to be amortized to the earliest call date. The amortization period for callable debt securities purchased at a discount is not impacted. Adoption of the ASU had no material impact on the Funds.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund	0.55% on first $1 billion
0.525% on assets over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
Government Money Market II Fund	0.25%
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Opportunities Fund	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Small Cap Growth Fund(1)	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on assets over $50 million
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million
U.S. Socially Responsible Fund	0.25% on the first $1 billion
0.24% on assets over $1 billion

(1)

Pursuant to an Advisory Fee Waiver Agreement effective January 1, 2020, VALIC agreed to waive the Small Cap Growth Fund’s advisory fees in order that such fees equal: 0.82% of the Fund’s average daily net assets on Fund’s first $100 million and 0.77% of the Fund’s net average daily net assets when the Fund’s assets exceed $100 million.

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For the six months ended February 29, 2020, the amount of investment advisory fees waived was $10,114 for the Small Cap Growth Fund.

VALIC has entered into subadvisory agreements with the following:

BMO Asset Management Corp. (“BMO AM”)—subadviser for the Capital Appreciation Fund.

Delaware Investments Fund Advisers (“Delaware Investments”)—subadviser for a portion of the International Opportunities Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and the Small Cap Value Fund.

Janus Capital Management, LLC (“Janus”)—subadviser for a portion of the Large Cap Value Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Opportunities Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds.

Boston Partners Global Investors, Inc. d/b/a Boston Partners (“Boston Partners”)—subadviser for a portion of the Mid Cap Value Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Government Money Market II Fund and the U.S. Socially Responsible Fund.

BNY Mellon Asset Management North America Corporation (“BNY AM”)—subadviser for a portion of the Large Cap Value Fund.

Wellington Management Company LLP—subadviser for the High Yield Bond Fund, Mid Cap Growth Fund and a portion of the Mid Cap Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund’s average daily net assets through December 31, 2020. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. The contractual expense waivers and fee reimbursements will continue until December 31, 2020, subject to termination by the Board, including a majority of the Trustees who are not interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (the “Disinterested Trustees”).

Fund	Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
Government Money Market II	0.55%
High Yield Bond	0.93%
International Opportunities	1.20%
Mid Cap Growth	1.09%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Small Cap Growth	1.13%
Small Cap Value	1.02%
Strategic Bond	0.89%

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

For the six months ended February 29, 2020, pursuant to the contractual expense limitations in the above table, VALIC waived fees and/or reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$128,561
Capital Appreciation	82,626
Conservative Growth Lifestyle	84,835
Core Bond	84,249
Government Money Market II	74,150
High Yield Bond(1)	64,539
International Opportunities(2)	487,938
Large Cap Value(3)	66,972
Mid Cap Growth(4)	226,986
Mid Cap Value	93,908
Moderate Growth Lifestyle	180,076
Small Cap Growth(5)	87,014
Small Cap Value(6)	185,202
U.S. Socially Responsible(7)	113,168

(1)

The Expense Limitation Agreement with respect to this Fund was amended effective January 1, 2020. Prior to January 1, 2020, the Fund’s Maximum Expense Limitation was 0.96% of the Fund’s average daily net assets.

(2)

The Expense Limitation Agreement with respect to this Fund was amended effective January 1, 2020. Prior to January 1, 2020, the Fund’s Maximum Expense Limitation was 1.00% of the Fund’s average daily net assets.

(3)

The Expense Limitation Agreement with respect to this Fund was terminated effective January 1, 2020. Prior to January 1, 2020, the Fund’s Maximum Expense Limitation was 0.81% of the Fund’s average daily net assets.

(4)

The Expense Limitation Agreement with respect to this Fund was amended effective January 1, 2020. Prior to January 1, 2020, the Fund’s Maximum Expense Limitation was 0.85% of the Fund’s average daily net assets.

(5)

The Expense Limitation Agreement with respect to this Fund was amended effective January 1, 2020. Prior to January 1, 2020, the Fund’s Maximum Expense Limitation was 1.16% of the Fund’s average daily net assets.

(6)

The Expense Limitation Agreement with respect to this Fund was amended effective January 1, 2020. Prior to January 1, 2020, the Fund’s Maximum Expense Limitation was 0.95% of the Fund’s average daily net assets.

(7)

The Expense Limitation Agreement with respect to this Fund was terminated effective January 1, 2020. Prior to January 1, 2020, the Fund’s Maximum Expense Limitation was 0.56% of the Fund’s average daily net assets.

VALIC may also voluntarily waive fees and/or reimburse expenses to avoid a negative yield on the Government Money Market II Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market II Fund will be able to avoid a negative yield. For the six months ended February 29, 2020, VALIC did not voluntarily waive expenses to avoid a negative yield for the Government Money Market II Fund.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”), an affiliate of VALIC. SunAmerica receives from each Fund in the Series, other than the Lifestyle Funds, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee†: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. For the six months ended February 29, 2020, the Administrator earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

VC II, on behalf of each Fund, entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC I an annual fee of $132,510, which is allocated to each Fund in the Series and VC I based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended February 29, 2020, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

†

Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “Funds-of-Funds” and “Feeder Funds.”

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the six months ended February 29, 2020, VALIC earned fees as reflected in the Statements of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the six months ended February 29, 2020, VC II has deferred $18,024 of trustee compensation.

During the six months ended February 29, 2020, the following Fund incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	Large Cap Value
Pershing LLC	$1,286

At February 29, 2020, the following affiliates owned outstanding shares of the following Funds:

	Holder
Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VALIC Co. I Dynamic Allocation Fund	VCII Aggressive Growth Lifestyle	VCII Conservative Growth Lifestyle	VCII Moderate Growth Lifestyle
Aggressive Growth Lifestyle . . . . . . . . . . . . .	0.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%
Capital Appreciation . . . . . . . . . . . .	—	—	40.38	5.39	22.12	5.42	26.69
Conservative Growth Lifestyle . . . . . . .	—	—	100.00	—	—	—	—
Core Bond . . . . . . . . . .	—	—	88.18	0.70	—	3.62	7.50
Government Money Market II. . . . . . . . . . . . . . . .	—	—	100.00	—	—	—	—
High Yield Bond . . . . . . . . . . . . . . . . .	0.01	—	89.16	0.28	2.00	3.99	4.56
International Opportunities . . . . . . . . . . . . . .	—	—	90.23	0.02	4.15	1.45	4.15
Large Cap Value . . . . . . . . . . . . . . .	—	—	62.31	1.09	13.20	3.46	19.94
Mid Cap Growth . . . . . . . . . . . . . . . .	—	—	89.59	0.97	3.55	1.15	4.74
Mid Cap Value . . . . . . . . . . . . . . .	0.27	—	90.31	0.30	3.19	1.07	4.86
Moderate Growth Lifestyle . . . . . . . . . . . .	—	—	100.00	—	—	—	—
Small Cap Growth. . . . . . . . . . . . . .	—	—	90.80	0.24	3.42	1.05	4.49
Small Cap Value . . . . . . . . .	—	—	93.35	0.13	3.29	0.34	2.89
Strategic Bond . . . . . . . . . . . . . . . . .	0.06	0.01	81.06	0.32	3.79	5.12	9.64
U.S. Socially Responsible . . . . . . . . . . . . . . . . . . . .	0.01	—	99.88	0.11	—	—	—

The VC I Dynamic Allocation Fund and the VC II Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC II Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds own shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the six months ended February 29, 2020, transactions in these securities were as follows:

Aggressive Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/29/2020
VALIC Co. I Blue Chip Growth Fund	$—	$—	$8,736	$—	$—	$—	$322	$9,058
VALIC Co. I Capital Conservation Fund	—	—	9,667,217	—	—	—	347,607	10,014,824
VALIC Co. I Dividend Value Fund	—	—	28,578,366	2,921,625	—	—	(548,800)	30,951,191
VALIC Co. I Emerging Economies Fund	—	—	30,886,401	1,493,019	—	—	1,162,544	33,541,964
VALIC Co. I Global Real Estate Fund	—	—	20,898,566	—	—	—	(524,964)	20,373,602
VALIC Co. I Government Money Market I Fund	76,618	—	24,726,765	7,229,147	18,908,278	—	—	13,047,634
VALIC Co. I Government Securities Fund	—	—	5,948,285	—	—	—	179,428	6,127,713
VALIC Co. I Inflation Protected Fund	—	—	24,440,615	3,074,767	—	—	644,579	28,159,961
VALIC Co. I International Equities Index Fund	—	—	11,232,950	34,735,467	4,672,858	(359,642)	(1,873,686)	39,062,231
VALIC Co. I International Government Bond Fund	—	—	16,463,683	—	896,331	29,754	156,381	15,753,487
VALIC Co. I International Growth Fund	—	—	9,012,975	—	—	—	246,298	9,259,273
VALIC Co. I International Value Fund	—	—	25,859,475	4,780,430	—	—	(843,077)	29,796,828
VALIC Co. I Large Cap Core Fund	—	—	9,433,280	—	—	—	224,220	9,657,500
VALIC Co. I Large Capital Growth Fund	—	—	7,008,381	2,921,625	—	—	240,538	10,170,544

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NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Aggressive Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/29/2020
VALIC Co. I Mid Cap Index Fund	$—	$—	$22,693,321	$5,494,141	$2,849,328	$(312,241)	$(773,378)	$24,252,515
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	10,777,983	—	2,152,337	138,013	120,839	8,884,498
VALIC Co. I Nasdaq-100® Index Fund	—	—	14,148,711	—	4,535,579	928,891	598,709	11,140,732
VALIC Co. I Science & Technology Fund	—	—	21,296,134	—	4,535,579	9,087	1,667,071	18,436,713
VALIC Co. I Small Cap Index Fund	—	—	14,025,396	884,266	2,091,437	141,750	(168,247)	12,791,728
VALIC Co. I Small Cap Special Values Fund	—	—	4,577,480	1,792,661	—	—	(298,758)	6,071,383
VALIC Co. I Stock Index Fund	—	—	60,403,472	27,073,816	41,998,247	3,580,481	(1,961,387)	47,098,135
VALIC Co. I Value Fund	—	—	13,230,486	—	—	—	(115,613)	13,114,873
VALIC Co. II Capital Appreciation Fund	—	—	21,989,673	—	—	—	147,681	22,137,354
VALIC Co. II Core Bond Fund	—	—	12,480,152	2,293,654	14,762,237	150,688	(162,257)	—
VALIC Co. II High Yield Bond Fund	—	—	24,732,412	—	14,320,727	81,869	336,453	10,830,007
VALIC Co. II International Opportunities Fund	—	—	19,344,439	4,481,653	—	—	(56,698)	23,769,394
VALIC Co. II Large Cap Value Fund	—	—	34,942,017	—	—	—	(990,400)	33,951,617
VALIC Co. II Mid Cap Growth Fund	—	—	10,231,569	—	2,152,337	502,206	(599,785)	7,981,653
VALIC Co. II Mid Cap Value Fund	—	—	23,077,118	—	—	—	(657,811)	22,419,307
VALIC Co. II Small Cap Growth Fund	—	—	9,124,232	—	3,585,322	620,741	123,605	6,283,256
VALIC Co. II Small Cap Value Fund	—	—	8,366,619	1,792,661	—	—	(553,371)	9,605,909
VALIC Co. II Strategic Bond Fund	—	—	29,365,950	2,321,199	842,553	22,896	600,991	31,468,483

	$76,618	$—	$578,972,859	$103,290,131	$118,303,150	$5,534,493	$(3,330,966)	$566,163,367

†	Includes reinvestment of distributions paid.

Conservative Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/29/2020
VALIC Co. I Blue Chip Growth Fund
VALIC Co. I Capital Conservation Fund	$—	$—	$17,879,637	$—	$—	$—	$642,902	$18,522,539
VALIC Co. I Dividend Value Fund	—	—	13,372,604	1,629,230	—	—	(267,428)	14,734,406
VALIC Co. I Emerging Economies Fund	—	—	7,797,679	1,021,054	—	—	259,278	9,078,011
VALIC Co. I Global Real Estate Fund	—	—	8,813,645	680,703	346,508	13,434	(239,128)	8,922,146
VALIC Co. I Government Money Market I Fund	48,099	—	13,486,882	8,244,623	10,491,574	—	—	11,239,931
VALIC Co. I Government Securities Fund	—	—	9,209,796	—	—	—	277,810	9,487,606
VALIC Co. I Inflation Protected Fund	—	—	20,547,869	—	—	—	503,800	21,051,669
VALIC Co. I International Equities Index Fund	—	—	7,839	16,511,922	1,277,968	24,197	(1,104,732)	14,161,258
VALIC Co. I International Government Bond Fund	—	—	16,203,162	—	505,342	18,655	175,663	15,892,138
VALIC Co. I International Growth Fund	—	—	1,436,588	—	—	—	39,257	1,475,845
VALIC Co. I International Value Fund	—	—	6,463,767	1,347,578	—	—	(224,812)	7,586,533
VALIC Co. I Large Cap Core Fund	—	—	2,551,173	—	—	—	60,639	2,611,812
VALIC Co. I Large Capital Growth Fund	—	—	11,827	1,629,230	—	—	38,379	1,679,436
VALIC Co. I Mid Cap Index Fund	—	—	6,099,542	963,185	816,184	(23,531)	(160,403)	6,062,609
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	1,921,814	—	—	—	13,859	1,935,673
VALIC Co. I Nasdaq-100® Index Fund	—	—	4,369,772	—	1,334,377	113,946	301,438	3,450,779
VALIC Co. I Science & Technology Fund	—	—	6,603,825	—	1,334,377	(130,482)	592,584	5,731,550
VALIC Co. I Small Cap Index Fund	—	—	2,945,793	770,547	652,947	12,628	(31,916)	3,044,105
VALIC Co. I Small Cap Special Values Fund	—	—	2,189,629	—	—	—	(59,386)	2,130,243
VALIC Co. I Stock Index Fund	—	—	17,413,662	13,538,059	16,365,103	1,246,111	(664,140)	15,168,589
VALIC Co. I Value Fund	—	—	2,878,686	—	—	—	(25,155)	2,853,531
VALIC Co. II Capital Appreciation Fund	—	—	5,387,016	—	—	—	36,179	5,423,195
VALIC Co. II Core Bond Fund	—	—	54,339,812	12,612,265	13,648,016	624,505	1,228,989	55,157,555
VALIC Co. II High Yield Bond Fund	—	—	28,160,084	—	7,070,389	35,026	469,946	21,594,667
VALIC Co. II International Opportunities Fund	—	—	6,932,257	1,347,577	—	—	(6,762)	8,273,072
VALIC Co. II Large Cap Value Fund	—	—	9,149,653	—	—	—	(259,338)	8,890,315
VALIC Co. II Mid Cap Growth Fund	—	—	2,665,112	—	—	—	(83,602)	2,581,510

140

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Conservative Growth Lifestyle Fund (continued)

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/29/2020
VALIC Co. II Mid Cap Value Fund	$—	$—	$7,721,956	$—	$—	$—	$(220,114)	$7,501,842
VALIC Co. II Small Cap Growth Fund	—	—	1,783,314	—	—	—	152,041	1,935,355
VALIC Co. II Small Cap Value Fund	—	—	1,032,222	—	—	—	(43,169)	989,053
VALIC Co. II Strategic Bond Fund	—	—	45,091,584	—	3,465,078	82,610	822,140	42,531,256

	$48,099	$—	$324,468,201	$60,295,973	$57,307,863	$2,017,099	$2,224,819	$331,698,229

†	Includes reinvestment of distributions paid.

Moderate Growth Lifestyle Fund

Security	Income	Capital Gain Distribution Received	Value at 08/31/2019	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 02/29/2020
VALIC Co. I Blue Chip Growth Fund	$—	$—	$30,820	$—	$—	$—	$1,137	$31,957
VALIC Co. I Capital Conservation Fund	—	—	32,474,594	—	—	—	1,167,697	33,642,291
VALIC Co. I Dividend Value Fund	—	—	45,329,140	18,136,010	—	—	(2,129,000)	61,336,150
VALIC Co. I Emerging Economies Fund	—	—	26,580,537	4,002,628	—	—	856,083	31,439,248
VALIC Co. I Global Real Estate Fund	—	—	23,509,206	—	—	—	(590,542)	22,918,664
VALIC Co. I Government Money Market I Fund	86,602	—	33,377,212	21,225,861	32,588,321	—	—	22,014,752
VALIC Co. I Government Securities Fund	—	—	14,572,123	—	—	—	439,562	15,011,685
VALIC Co. I Inflation Protected Fund	—	—	45,753,708	5,140,699	—	—	1,197,602	52,092,009
VALIC Co. I International Equities Index Fund	—	—	4,869,295	49,212,734	2,799,270	131,675	(3,520,574)	47,893,860
VALIC Co. I International Government Bond Fund	—	—	34,228,713	—	1,485,731	36,565	361,575	33,141,122
VALIC Co. I International Growth Fund	—	—	5,659,987	—	—	—	154,670	5,814,657
VALIC Co. I International Value Fund	—	—	24,954,645	5,447,681	—	—	(890,531)	29,511,795
VALIC Co. I Large Cap Core Fund	—	—	9,905,165	—	—	—	235,437	10,140,602
VALIC Co. I Large Capital Growth Fund	—	—	15,547,719	4,764,430	4,952,437	672,989	(77,025)	15,955,676
VALIC Co. I Mid Cap Index Fund	—	—	28,277,158	12,817,272	8,528,040	(404,395)	(436,689)	31,725,306
VALIC Co. I Mid Cap Strategic Growth Fund	—	—	11,806,637	—	—	—	85,144	11,891,781
VALIC Co. I Nasdaq-100® Index Fund	—	—	19,720,362	—	7,616,918	1,588,483	699,686	14,391,613
VALIC Co. I Science & Technology Fund	—	—	29,982,119	—	5,140,699	247,692	2,336,395	27,425,507
VALIC Co. I Small Cap Index Fund	—	—	12,716,553	11,601,486	6,477,787	39,147	(240,772)	17,638,627
VALIC Co. I Small Cap Special Values Fund	—	—	5,791,218	2,476,218	—	—	(398,257)	7,869,179
VALIC Co. I Stock Index Fund	—	—	99,349,844	50,312,693	82,335,671	7,024,299	(4,072,781)	70,278,384
VALIC Co. I Value Fund	—	—	17,950,475	—	—	—	(156,859)	17,793,616
VALIC Co. II Capital Appreciation Fund	—	—	26,524,340	—	—	—	178,135	26,702,475
VALIC Co. II Core Bond Fund	—	—	115,798,540	18,364,834	23,968,017	1,055,772	2,775,102	114,026,231
VALIC Co. II High Yield Bond Fund	—	—	43,716,930	—	19,802,911	907,657	(137,079)	24,684,597
VALIC Co. II International Opportunities Fund	—	—	18,863,130	4,952,437	—	—	(85,824)	23,729,743
VALIC Co. II Large Cap Value Fund	—	—	52,766,723	—	—	—	(1,495,626)	51,271,097
VALIC Co. II Mid Cap Growth Fund	—	—	11,017,055	—	—	—	(345,592)	10,671,463
VALIC Co. II Mid Cap Value Fund	—	—	29,657,521	6,168,838	—	—	(1,631,800)	34,194,559
VALIC Co. II Small Cap Growth Fund	—	—	7,619,859	—	—	—	649,651	8,269,510
VALIC Co. II Small Cap Value Fund	—	—	6,505,520	2,476,218	—	—	(553,120)	8,428,618
VALIC Co. II Strategic Bond Fund	—	—	88,637,096	—	10,281,397	44,508	1,724,957	80,125,164

	$86,602	$—	$943,493,944	$217,100,039	$205,977,199	$11,344,392	$(3,899,238)	$962,061,938

†	Includes reinvestment of distributions paid.

141

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended February 29, 2020 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$103,213,513	$118,303,150	$—	$—
Capital Appreciation	27,838,360	32,438,961	—	—
Conservative Growth Lifestyle	60,247,874	57,307,863	—	—
Core Bond	347,111,067	491,312,907	267,648,612	238,938,592
Government Money Market II	—	—	—	—
High Yield Bond	128,615,728	225,779,543	—	—
International Opportunities	121,479,726	124,977,024	—	—
Large Cap Value	123,806,336	127,882,280	—	—
Mid Cap Growth	45,462,925	54,111,984	—	—
Mid Cap Value	186,992,904	204,841,450	—	—
Moderate Growth Lifestyle	217,013,437	205,977,199	—	—
Small Cap Growth	30,764,302	56,799,043	—	—
Small Cap Value	83,977,556	93,647,156	—	—
Strategic Bond	292,202,883	298,770,142	81,277,371	78,904,921
U.S. Socially Responsible	33,889,321	46,099,313	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, treatment of deferred compensation, late year ordinary losses, straddles, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at February 29, 2020.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Aggressive Growth Lifestyle	$577,994,267	$18,524,814	$(30,355,714)	$(11,830,900)
Capital Appreciation	86,419,780	17,426,245	(5,818,043)	11,608,202
Conservative Growth Lifestyle	327,777,480	13,812,670	(9,891,921)	3,920,749
Core Bond	1,451,415,922	78,487,045	(6,910,054)	71,576,991
Government Money Market II	120,559,221	—	—	—
High Yield Bond	550,622,966	16,249,800	(19,651,816)	(3,402,016)
International Opportunities	519,430,679	98,916,360	(38,690,039)	60,226,321
Large Cap Value	269,488,113	11,027,811	(23,257,823)	(12,230,012)
Mid Cap Growth	215,187,978	29,642,871	(17,680,682)	11,962,189
Mid Cap Value	711,846,480	53,334,019	(62,347,152)	(9,013,133)
Moderate Growth Lifestyle	962,561,970	37,276,857	(37,776,889)	(500,032)
Small Cap Growth	168,084,829	33,034,894	(17,104,265)	15,930,629
Small Cap Value	309,436,637	27,184,217	(43,700,785)	(16,516,568)
Strategic Bond	821,680,597	27,210,038	(14,260,339)	12,949,699
U.S. Socially Responsible	517,156,612	213,278,569	(36,246,126)	177,032,443

@	Unrealized appreciation (depreciation) includes amounts for derivatives.

142

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to partnership adjustments and short-term gains treated as ordinary income distributions for tax purposes.

The tax basis distributable earnings at August 31, 2019 and the tax character of distributions paid during the year ended August 31, 2019 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended August 31, 2019
Fund	Ordinary Income	Long- term Capital Gains and Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$14,400,845	$31,582,812	$(8,499,934)	$11,408,394	$50,153,748
Capital Appreciation	391,903	3,362,489	14,325,514	4,246,215	22,301,727
Conservative Growth Lifestyle	8,185,706	4,727,595	1,695,930	10,490,382	12,250,183
Core Bond	48,241,701	—	67,744,592	36,081,103	—
Government Money Market II	8,290	(6,655)	—	2,078,495	—
High Yield Bond	32,918,358	(11,157,153)	6,484,193	29,483,669	—
International Opportunities	3,889,011	9,589,309	72,306,034	5,797,758	22,610,854
Large Cap Value	5,706,876	11,741,047	8,689,775	7,371,579	18,911,646
Mid Cap Growth	77,627	9,498,511	31,669,936	2,608,627	5,581,715
Mid Cap Value	6,164,408	42,658,754	41,627,829	9,993,849	132,095,114
Moderate Growth Lifestyle	22,793,531	41,673,422	3,399,206	20,315,546	64,453,213
Small Cap Growth	1,685,214	21,485,041	10,347,175	6,684,170	38,489,464
Small Cap Value	4,533,901	8,997,808	(1,749,145)	11,730,674	47,245,970
Strategic Bond	37,301,485	(27,049,113)	15,146,025	29,934,832	—
U.S. Socially Responsible	12,085,797	122,069,476	184,271,597	12,183,211	50,307,518

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of August 31, 2019, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Unlimited
Fund	ST	LT
Aggressive Growth Lifestyle	$—	$—
Capital Appreciation	—	—
Conservative Growth Lifestyle	—	—
Core Bond	—	—
Government Money Market II	6,655	—
High Yield Bond	2,191,954	8,965,199
International Opportunities	—	—
Large Cap Value	—	—
Mid Cap Growth	—	—
Mid Cap Value	—	—
Moderate Growth Lifestyle	—	—
Small Cap Growth	—	—
Small Cap Value	—	—
Strategic Bond	11,916,922	15,132,191
U.S. Socially Responsible	—	—

143

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended August 31, 2019, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Aggressive Growth Lifestyle	$—	$2,431,299	$—
Capital Appreciation	—	846,005	—
Conservative Growth Lifestyle	—	2,625,014	—
Core Bond	—	—	2,247,296
Government Money Market II	—	—	—
High Yield Bond	—	(536,733)	5,478,316
International Opportunities	—	24,460,479	(20,117,685)
Large Cap Value	—	5,970,575	—
Mid Cap Growth	287,207	1,328,365	—
Mid Cap Value	63	7,780,151	—
Moderate Growth Lifestyle	—	5,876,894	—
Small Cap Growth	656,984	—	—
Small Cap Value	—	13,720,164	(11,539,632)
Strategic Bond	—	(2,459,155)	5,014,186
U.S. Socially Responsible	—	—	—

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the six months ended February 29, 2020 (unaudited)		For the year ended August 31, 2019		For the six months ended February 29, 2020 (unaudited)		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,518,282	$16,219,971	2,109,924	$22,475,544	73,494	$1,168,480	394,188	$7,322,698
Reinvested dividends	—	—	6,137,801	61,562,142	—	—	1,825,856	26,547,942
Shares redeemed	(2,927,353)	(31,015,764)	(4,530,285)	(48,321,386)	(321,659)	(5,089,829)	(746,236)	(13,395,307)

Net increase (decrease)	(1,409,071)	$(14,795,793)	3,717,440	$35,716,300	(248,165)	$(3,921,349)	1,473,808	$20,475,333

	Conservative Growth Lifestyle				Core Bond
	For the six months ended February 29, 2020 (unaudited)		For the year ended August 31, 2019		For the six months ended February 29, 2020 (unaudited)		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,823,093	$22,039,588	1,120,264	$13,470,335	9,396,809	$108,477,330	57,112,744	$625,559,507
Reinvested dividends	—	—	1,953,657	22,740,565	—	—	3,247,624	36,081,103
Shares redeemed	(1,553,844)	(18,936,380)	(3,221,687)	(38,553,203)	(19,596,211)	(226,409,078)	(41,982,996)	(469,220,482)

Net increase (decrease)	269,249	$3,103,208	(147,766)	$(2,342,303)	(10,199,402)	$(117,931,748)	18,377,372	$192,420,128

	Government Money Market II				High Yield Bond
	For the six months ended February 29, 2020 (unaudited)		For the year ended August 31, 2019		For the six months ended February 29, 2020 (unaudited)		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	25,538,157	$25,538,157	46,210,098	$46,210,098	1,697,959	$13,287,809	21,616,604	$164,112,365
Reinvested dividends	701,234	701,234	2,078,495	2,078,495	—	—	3,936,404	29,483,669
Shares redeemed	(20,811,792)	(20,811,792)	(65,909,878)	(65,909,878)	(18,133,130)	(141,384,710)	(16,236,613)	(122,971,220)

Net increase (decrease)	5,427,599	$5,427,599	(17,621,285)	$(17,621,285)	(16,435,171)	$(128,096,901)	9,316,395	$70,624,814

144

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	International Opportunities				Large Cap Value
	For the six months ended February 29, 2020 (unaudited)		For the year ended August 31, 2019		For the six months ended February 29, 2020 (unaudited)		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,210,153	$24,075,417	2,535,467	$47,560,772	113,572	$2,445,491	1,143,376	$24,532,407
Reinvested dividends	—	—	1,510,293	28,408,612	—	—	1,318,116	26,283,225
Shares redeemed	(1,716,742)	(34,114,157)	(6,776,358)	(130,450,424)	(455,297)	(9,777,419)	(1,441,520)	(30,514,718)

Net increase (decrease)	(506,589)	$(10,038,740)	(2,730,598)	$(54,481,040)	(341,725)	$(7,331,928)	1,019,972	$20,300,914

	Mid Cap Growth				Mid Cap Value
	For the six months ended February 29, 2020 (unaudited)		For the year ended August 31, 2019		For the six months ended February 29, 2020 (unaudited)		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,174,949	$12,674,884	4,935,911	$49,258,920	1,743,735	$32,303,364	1,579,237	$31,875,533
Reinvested dividends	—	—	792,103	8,190,342	—	—	8,372,950	142,088,963
Shares redeemed	(2,146,073)	(23,728,189)	(3,264,086)	(33,412,688)	(2,883,729)	(53,577,966)	(8,107,140)	(163,523,061)

Net increase (decrease)	(971,124)	$(11,053,305)	2,463,928	$24,036,574	(1,139,994)	$(21,274,602)	1,845,047	$10,441,435

	Moderate Growth Lifestyle				Small Cap Growth
	For the six months ended February 29, 2020 (unaudited)		For the year ended August 31, 2019		For the six months ended February 29, 2020 (unaudited)		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,453,060	$49,418,170	2,811,567	$40,461,449	322,242	$5,860,517	1,942,186	$39,526,464
Reinvested dividends	—	—	6,196,547	84,768,759	—	—	2,705,008	45,173,634
Shares redeemed	(2,623,353)	(37,894,067)	(5,340,558)	(76,543,714)	(1,670,326)	(31,023,302)	(2,500,467)	(50,443,312)

Net increase (decrease)	829,707	$11,524,103	3,667,556	$48,686,494	(1,348,084)	$(25,162,785)	2,146,727	$34,256,786

	Small Cap Value				Strategic Bond
	For the six months ended February 29, 2020 (unaudited)		For the year ended August 31, 2019		For the six months ended February 29, 2020 (unaudited)		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	841,611	$9,789,739	2,328,171	$31,448,250	4,378,422	$49,984,106	13,254,514	$145,988,927
Reinvested dividends	—	—	5,337,253	58,976,644	—	—	2,711,488	29,934,832
Shares redeemed	(1,914,339)	(22,257,523)	(12,255,616)	(166,756,286)	(6,511,197)	(74,477,222)	(20,647,095)	(228,345,287)

Net increase (decrease)	(1,072,728)	$(12,467,784)	(4,590,192)	$(76,331,392)	(2,132,775)	$(24,493,116)	(4,681,093)	$(52,421,528)

	U.S. Socially Responsible
	For the six months ended February 29, 2020 (unaudited)		For the year ended August 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	1,035,582	$24,887,053	664,063	$14,332,859
Reinvested dividends	—	—	2,899,802	62,490,729
Shares redeemed	(2,724,786)	(64,907,932)	(5,062,961)	(112,853,519)

Net increase (decrease)	(1,689,204)	$(40,020,879)	(1,499,096)	$(36,029,931)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the six months ended February 29, 2020, the amount of expense reductions received by each Fund used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

145

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investments from the U.S. Government. As a result of the Core Bond Fund, Government Money Market II Fund and Strategic Bond Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The International Opportunities Fund invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Fund, except the Government Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest is currently payable under the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted lines of credit made available by State Street to the Series and certain other funds managed by the Adviser, which are also party to the uncommitted lines of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. For the six months ended February 29, 2020, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Large Cap Value	12	$361	$368,750	2.96%
Mid Cap Growth	2	136	837,500	2.93
Small Cap Growth	2	363	2,237,500	2.92

At February 29, 2020, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended February 29, 2020, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions.

146

VALIC Company II

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

For the six months ended February 29, 2020, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
International Opportunities ..	$—	$56,406	$8,996
Mid Cap Growth	105,985	—	—
Mid Cap Value	23,801	5,960,890	1,190,061

Note 12 — Other Matters

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may last for an extended period of time including through the issue date of these financial statements and has resulted in substantial market volatility and may result in a significant economic downturn.

147

VALIC Company II

FINANCIAL HIGHLIGHTS

	Aggressive Growth Lifestyle Fund												Capital Appreciation Fund
	Six Months Ended February 29, 2020(f)		Year Ended August 31,										Six Months Ended February 29, 2020(f)		Year Ended August 31,
			2019		2018		2017		2016		2015				2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$10.09		$11.34		$10.68		$10.41		$10.67		$12.04		$14.89		$20.13	$16.55	$15.99	$16.35	$15.88

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.00)		0.17		0.17		0.16		0.19		0.20		0.01		0.07	0.04	0.08	0.09	0.06
Net realized and unrealized gain (loss) on investments and foreign currencies	0.03		(0.24)		1.04		0.93		0.56		(0.52)		0.09		(0.26)	4.51	2.12	1.20	0.46
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.03		(0.07)		1.21		1.09		0.75		(0.32)		0.10		(0.19)	4.55	2.20	1.29	0.52

Distributions from:
Net investment income	–		(0.21)		(0.16)		(0.21)		(0.23)		(0.19)		–		(0.05)	(0.08)	(0.08)	(0.06)	(0.05)
Net realized gain on securities	–		(0.97)		(0.39)		(0.61)		(0.78)		(0.86)		–		(5.00)	(0.89)	(1.56)	(1.59)	–

Total distributions	–		(1.18)		(0.55)		(0.82)		(1.01)		(1.05)		–		(5.05)	(0.97)	(1.64)	(1.65)	(0.05)

Net asset value at end of period	$10.12		$10.09		$11.34		$10.68		$10.41		$10.67		$14.99		$14.89	$20.13	$16.55	$15.99	$16.35

TOTAL RETURN(a)	0.30%		(0.52)%		11.39%		10.61%		7.53%		(3.17)%		0.67%		(0.35)%	27.94%	14.13%	8.33%	3.28%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.85	%(g)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.14	%(e)(g)	0.14	%(e)	0.14	%(e)	0.14	%(e)	0.15	%(e)	0.14	%(e)	1.00	%(g)	1.00%	0.99%	0.99%	1.00%	0.98%
Ratio of expense reductions to average net assets	–		–		–		–		–		–		0.00	%(g)	0.00%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.07	)%(e)(g)	1.56	%(e)	1.49	%(e)	1.47	%(e)	1.78	%(e)	1.71	%(e)	0.13	%(g)	0.38%	0.22%	0.50%	0.52%	0.36%
Ratio of net investment income (loss) to average net assets(c)	(0.12	)%(e)(g)	1.52	%(e)	1.45	%(e)	1.44	%(e)	1.73	%(e)	1.67	%(e)	(0.02	)%(g)	0.23%	0.08%	0.36%	0.37%	0.23%
Portfolio turnover rate	17%		37%		49%		36%		24%		31%		27%		60%	124%	66%	54%	44%
Number of shares outstanding at end of period (000’s)	55,968		57,377		53,660		53,168		51,410		47,707		6,675		6,923	5,449	5,535	5,313	5,014
Net assets at the end of period (000’s)	$566,234		$579,049		$608,709		$567,843		$535,245		$508,890		$100,033		$103,080	$109,697	$91,579	$84,946	$81,961

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

148

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Conservative Growth Lifestyle Fund												Core Bond Fund
	Six Months Ended February 29, 2020 (f)		Year Ended August 31,										Six Months Ended February 29, 2020 (f)		Year Ended August 31,
			2019		2018		2017		2016		2015				2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$11.85		$12.31		$12.07		$11.82		$11.95		$13.12		$11.53		$10.74	$11.15	$11.30	$10.93	$11.09

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.00)		0.25		0.31		0.28		0.30		0.31		0.15		0.33	0.30	0.27	0.24	0.23
Net realized and unrealized gain (loss) on investments and foreign currencies	0.15		0.17		0.28		0.39		0.41		(0.62)		0.24		0.70	(0.45)	(0.12)	0.38	(0.16)
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.15		0.42		0.59		0.67		0.71		(0.31)		0.39		1.03	(0.15)	0.15	0.62	0.07

Distributions from:
Net investment income	–		(0.36)		(0.28)		(0.32)		(0.34)		(0.29)		–		(0.24)	(0.26)	(0.30)	(0.22)	(0.23)
Net realized gain on securities	–		(0.52)		(0.07)		(0.10)		(0.50)		(0.57)		–		–	(0.00)	–	(0.03)	–

Total distributions	–		(0.88)		(0.35)		(0.42)		(0.84)		(0.86)		–		(0.24)	(0.26)	(0.30)	(0.25)	(0.23)

Net asset value at end of period	$12.00		$11.85		$12.31		$12.07		$11.82		$11.95		$11.92		$11.53	$10.74	$11.15	$11.30	$10.93

TOTAL RETURN(a)	1.27%		3.52%		4.94%		5.76%		6.19%		(2.65)%		3.38%		9.64%	(1.32)%	1.37%	5.78%	0.62%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77	%(g)	0.77%	0.77%	0.77%	0.77%	0.77%
Ratio of expenses to average net assets(c)	0.15	%(e)(g)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.15	%(e)	0.14	%(e)	0.78	%(g)	0.78%	0.78%	0.80%	0.79%	0.79%
Ratio of expense reductions to average net assets	–		–		–		–		-–		–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.07	)%(e)(g)	2.06	%(e)	2.47	%(e)	2.31	%(e)	2.51	%(e)	2.45	%(e)	2.59	%(g)	2.99%	2.80%	2.40%	2.16%	2.10%
Ratio of net investment income (loss) to average net assets(c)	(0.12	)%(e)(g)	2.01	%(e)	2.43	%(e)	2.27	%(e)	2.46	%(e)	2.40	%(e)	2.58	%(g)	2.99%	2.78%	2.37%	2.15%	2.08%
Portfolio turnover rate	17%		45%		44%		38%		27%		33%		41%		97%	73%	76%	139%	153%
Number of shares outstanding at end of period (000’s)	27,638		27,369		27,516		27,674		27,779		27,270		127,609		137,809	119,431	100,052	106,434	97,489
Net assets at the end of period (000’s)	$331,662		$324,436		$338,793		$333,907		$328,390		$325,797		$1,520,664		$1,589,218	$1,282,586	$1,115,936	$1,202,915	$1,065,803

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

149

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Government Money Market II Fund								High Yield Bond Fund
	Six Months Ended February 29, 2020(f)		Year Ended August 31,						Six Months Ended February 29, 2020(f)		Year Ended August 31,
			2019	2018	2017	2016	2015				2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$7.66		$7.53	$7.75	$7.56	$7.40	$7.93

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		0.02	0.01	0.00	0.00	0.00		0.19		0.39	0.40	0.41	0.37	0.38
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		0.00	(0.00)	0.00	0.00	0.00		(0.05)		0.09	(0.18)	0.15	0.13	(0.53)
Net increase from payments by affiliates	–		–	–	–	–	0.00		–		–	–	–	–	–

Total income (loss) from investment operations	0.01		0.02	0.01	0.00	0.00	0.00		0.14		0.48	0.22	0.56	0.50	(0.15)

Distributions from:
Net investment income	(0.01)		(0.02)	(0.01)	(0.00)	(0.00)	(0.00)		–		(0.35)	(0.44)	(0.37)	(0.34)	(0.38)
Net realized gain on securities	–		–	–	–	–	–		–		–	–	–	–	–

Total distributions	(0.01)		(0.02)	(0.01)	(0.00)	(0.00)	(0.00)		–		(0.35)	(0.44)	(0.37)	(0.34)	(0.38)

Net asset value at end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00		$7.80		$7.66	$7.53	$7.75	$7.56	$7.40

TOTAL RETURN(a)	0.58%		1.75%	0.91%	0.16%	0.01%	0.01	%(e)	1.83%		6.47%	2.89%	7.54%	7.07%	(2.02)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.55	%(g)	0.55%	0.55%	0.50%	0.32%	0.15%		0.95	%(g)	0.96%	0.96%	0.96%	0.96%	0.96%
Ratio of expenses to average net assets(c)	0.67	%(g)	0.67%	0.65%	0.70%	0.66%	0.64%		0.97	%(g)	0.97%	0.97%	0.97%	0.99%	0.98%
Ratio of expense reductions to average net assets	–		–	–	–	–	–		–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.17	%(g)	1.73%	0.91%	0.16%	0.01%	0.01%		4.89	%(g)	5.25%	5.16%	5.27%	5.16%	5.00%
Ratio of net investment income (loss) to average net assets(c)	1.05	%(g)	1.61%	0.81%	(0.04)%	(0.33)%	(0.48)%		4.87	%(g)	5.24%	5.15%	5.26%	5.13%	4.97%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A	N/A		22%		34%	26%	52%	36%	36%
Number of shares outstanding at end of period (000’s)	124,772		119,345	136,966	132,916	141,263	159,882		69,406		85,841	76,525	72,461	78,148	63,332
Net assets at the end of period (000’s)	$124,794		$119,366	$136,987	$132,944	$141,291	$159,905		$541,521		$657,364	$576,553	$561,480	$590,679	$468,855

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

150

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	International Opportunities Fund							Large Cap Value Fund
	Six Months Ended February 29, 2020(e)		Year Ended August 31,					Six Months Ended February 29, 2020(e)		Year Ended August 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$18.44		$21.31	$19.38	$16.00	$15.08	$15.50	$20.11		$22.76	$20.66	$18.41	$17.08	$17.58

Income (loss) from investment operations:
Net investment income (loss)(d)	0.03		0.16	0.13	0.14	0.14	0.16	0.15		0.36	0.30	0.24	0.27	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	0.14		(2.10)	1.97	3.49	0.94	(0.38)	(0.72)		(0.92)	2.80	2.27	1.27	(0.46)
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	0.17		(1.94)	2.10	3.63	1.08	(0.22)	(0.57)		(0.56)	3.10	2.51	1.54	(0.26)

Distributions from:
Net investment income	–		(0.19)	(0.17)	(0.25)	(0.16)	(0.20)	–		(0.27)	(0.26)	(0.26)	(0.21)	(0.24)
Net realized gain on securities	–		(0.74)	–	–	–	–	–		(1.82)	(0.74)	–	–	–

Total distributions	–		(0.93)	(0.17)	(0.25)	(0.16)	(0.20)	–		(2.09)	(1.00)	(0.26)	(0.21)	(0.24)

Net asset value at end of period	$18.61		$18.44	$21.31	$19.38	$16.00	$15.08	$19.54		$20.11	$22.76	$20.66	$18.41	$17.08

TOTAL RETURN(a)	0.92%		(9.20)%	10.81%	22.81%	7.23%	(1.50)%	(2.83)%		(2.39)%	15.12%	13.66%	9.09%	(1.56)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.07	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%	0.85	%(f)	0.81%	0.81%	0.81%	0.81%	0.81%
Ratio of expenses to average net assets(c)	1.23	%(f)	1.22%	1.20%	1.22%	1.21%	1.21%	0.89	%(f)	0.89%	0.88%	0.88%	0.89%	0.88%
Ratio of expense reductions to average net assets	0.00	%(f)	0.00%	–	–	0.00%	0.01%	0.01	%(f)	0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	0.27	%(f)	0.83%	0.61%	0.82%	0.91%	1.02%	1.39	%(f)	1.68%	1.35%	1.21%	1.59%	1.11%
Ratio of net investment income (loss) to average net assets(c)	0.11	%(f)	0.60%	0.41%	0.60%	0.70%	0.81%	1.35	%(f)	1.60%	1.27%	1.14%	1.51%	1.04%
Portfolio turnover rate	21%		41%	46%	62%	58%	59%	45%		81%	90%	77%	71%	72%
Number of shares outstanding at end of period (000’s)	30,746		31,253	33,984	34,637	37,260	39,548	13,158		13,500	12,480	10,969	12,540	11,333
Net assets at the end of period (000’s)	$572,319		$576,197	$724,027	$671,097	$596,055	$596,301	$257,110		$271,487	$284,086	$226,626	$230,844	$193,602

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

151

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Growth Fund							Mid Cap Value Fund
	Six Months Ended February 29, 2020(e)		Year Ended August 31,					Six Months Ended February 29, 2020(e)		Year Ended August 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$10.52		$10.71	$10.06	$8.42	$8.81	$10.13	$17.19		$22.13	$21.23	$20.45	$21.82	$25.15

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01		(0.01)	(0.02)	0.00	(0.02)	(0.02)	0.07		0.14	0.09	0.07	0.14	0.07
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.34)		0.19	2.56	1.64	0.24	0.27	(0.56)		(1.11)	2.62	2.17	1.73	(0.82)
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	(0.33)		0.18	2.54	1.64	0.22	0.25	(0.49)		(0.97)	2.71	2.24	1.87	(0.75)

Distributions from:
Net investment income	–		–	(0.02)	–	–	–	–		(0.11)	(0.09)	(0.13)	(0.06)	(0.05)
Net realized gain on securities	–		(0.37)	(1.87)	–	(0.61)	(1.57)	–		(3.86)	(1.72)	(1.33)	(3.18)	(2.53)

Total distributions	–		(0.37)	(1.89)	–	(0.61)	(1.57)	–		(3.97)	(1.81)	(1.46)	(3.24)	(2.58)

Net asset value at end of period	$10.19		$10.52	$10.71	$10.06	$8.42	$8.81	$16.70		$17.19	$22.13	$21.23	$20.45	$21.82

TOTAL RETURN(a)	(3.14)%		1.72%	25.54%	19.48%	3.01%	1.66%	(2.85)%		(4.14)%	12.90%	11.02%	9.62%	(3.61)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93	%(f)	0.85%	0.85%	0.85%	0.85%	0.85%	1.05	%(f)	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of expenses to average net assets(c)	1.11	%(f)	1.12%	1.15%	1.17%	1.17%	1.14%	1.07	%(f)	1.06%	1.05%	1.05%	1.06%	1.06%
Ratio of expense reductions to average net assets	0.00	%(f)	0.00%	0.00%	0.00%	0.01%	0.01%	0.00	%(f)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.12	%(f)	(0.08)%	(0.18)%	0.04%	(0.27)%	(0.26)%	0.78	%(f)	0.73%	0.40%	0.32%	0.65%	0.28%
Ratio of net investment income (loss) to average net assets(c)	(0.07	)%(f)	(0.35)%	(0.49)%	(0.28)%	(0.59)%	(0.54)%	0.75	%(f)	0.72%	0.40%	0.32%	0.64%	0.27%
Portfolio turnover rate	19%		32%	35%	162%	92%	102%	25%		44%	44%	44%	44%	56%
Number of shares outstanding at end of period (000’s)	22,077		23,048	20,584	13,313	14,338	17,507	42,116		43,256	41,411	49,262	48,776	42,460
Net assets at the end of period (000’s)	$224,905		$242,512	$220,444	$133,988	$120,774	$154,291	$703,153		$743,460	$916,284	$1,046,046	$997,576	$926,580

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

152

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Moderate Growth Lifestyle Fund												Small Cap Growth Fund
	Six Months Ended February 29, 2020(f)		Year Ended August 31,										Six Months Ended February 29, 2020(f)		Year Ended August 31,
			2019		2018		2017		2016		2015				2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$13.88		$15.00		$14.23		$13.98		$14.09		$15.61		$16.89		$23.31	$16.98	$14.20	$15.31	$16.27

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.01)		0.24		0.26		0.24		0.30		0.29		(0.05)		(0.11)	(0.12)	(0.08)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.11		(0.00)		1.08		0.92		0.70		(0.65)		1.49		(1.22)	7.14	3.72	0.42	0.97
Net increase from payments by affiliates	–		–		–		–		–		–		–		–	–	–	–	–

Total income (loss) from investment operations	0.10		0.24		1.34		1.16		1.00		(0.36)		1.44		(1.33)	7.02	3.64	0.39	0.93

Distributions from:
Net investment income	–		(0.32)		(0.24)		(0.32)		(0.32)		(0.28)		–		–	–	–	–	–
Net realized gain on securities	–		(1.04)		(0.33)		(0.59)		(0.79)		(0.88)		–		(5.09)	(0.69)	(0.86)	(1.50)	(1.89)

Total distributions	–		(1.36)		(0.57)		(0.91)		(1.11)		(1.16)		–		(5.09)	(0.69)	(0.86)	(1.50)	(1.89)

Net asset value at end of period	$13.98		$13.88		$15.00		$14.23		$13.98		$14.09		$18.33		$16.89	$23.31	$16.98	$14.20	$15.31

TOTAL RETURN(a)	0.72%		1.71%		9.44%		8.42%		7.48%		(2.68)%		8.53%		(5.47)%	41.51%	26.05%	4.40%	5.26%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)(g)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	1.14	%(g)	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.14	%(e)(g)	0.13	%(e)	0.13	%(e)	0.14	%(e)	0.14	%(e)	0.13	%(e)	1.24	%(g)	1.23%	1.22%	1.25%	1.29%	1.25%
Ratio of expense reduction to average net assets	–		–		–		–		–		–		0.01	%(g)	0.01%	0.00%	0.00%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	(0.08	)%(e)(g)	1.69	%(e)	1.75	%(e)	1.68	%(e)	2.15	%(e)	1.92	%(e)	(0.52	)%(g)	(0.54)%	(0.61)%	(0.53)%	(0.22)%	(0.25)%
Ratio of net investment income (loss) to average net assets(c)	(0.12	)%(e)(g)	1.66	%(e)	1.72	%(e)	1.65	%(e)	2.11	%(e)	1.89	%(e)	(0.62	)%(g)	(0.61)%	(0.67)%	(0.62)%	(0.35)%	(0.34)%
Portfolio turnover rate	21%		39%		47%		36%		33%		30%		16%		60%	63%	40%	39%	49%
Number of shares outstanding at end of period (000’s)	68,794		67,965		64,297		63,003		60,581		56,655		10,038		11,386	9,239	8,088	7,035	7,185
Net assets at the end of period (000’s)	$961,872		$943,311		$964,607		$896,346		$846,974		$798,444		$183,980		$192,341	$215,384	$137,330	$99,884	$110,029

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Unaudited
(g)	Annualized

See Notes to Financial Statements

153

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Value Fund							Strategic Bond Fund
	Six Months Ended February 29, 2020(e)		Year Ended August 31,					Six Months Ended February 29, 2020(e)		Year Ended August 31,
			2019	2018	2017	2016	2015			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$10.76		$15.74	$14.47	$13.57	$14.01	$16.65	$11.35		$10.86	$11.38	$11.28	$11.00	$11.77

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.15	0.15	0.11	0.13	0.17	0.18		0.43	0.42	0.39	0.38	0.42
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.52)		(2.80)	2.36	1.48	1.27	(0.56)	0.05		0.46	(0.53)	0.13	0.39	(0.68)
Net increase from payments by affiliates	–		–	–	–	–	–	–		–	–	–	–	–

Total income (loss) from investment operations	(0.45)		(2.65)	2.51	1.59	1.40	(0.39)	0.23		0.89	(0.11)	0.52	0.77	(0.26)

Distributions from:
Net investment income	–		(0.21)	(0.13)	(0.14)	(0.17)	(0.10)	–		(0.40)	(0.41)	(0.42)	(0.45)	(0.41)
Net realized gain on securities	–		(2.12)	(1.11)	(0.55)	(1.67)	(2.15)	–		–	–	–	(0.04)	(0.10)

Total distributions	–		(2.33)	(1.24)	(0.69)	(1.84)	(2.25)	–		(0.40)	(0.41)	(0.42)	(0.49)	(0.51)

Net asset value at end of period	$10.31		$10.76	$15.74	$14.47	$13.57	$14.01	$11.58		$11.35	$10.86	$11.38	$11.28	$11.00

TOTAL RETURN(a)	(4.18)%		(17.24)%	17.40%	11.61%	11.27%	(3.38)%	2.03%		8.27%	(0.96)%	4.75%	7.15%	(2.32)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.97	%(f)	0.95%	0.95%	0.95%	0.95%	0.95%	0.88	%(f)	0.87%	0.87%	0.88%	0.88%	0.87%
Ratio of expenses to average net assets(c)	1.08	%(f)	1.06%	1.03%	1.03%	1.04%	1.03%	0.88	%(f)	0.87%	0.87%	0.88%	0.88%	0.87%
Ratio of expense reductions to average net assets	0.01	%(f)	0.01%	0.00%	0.00%	0.00%	0.00%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.27	%(f)	1.07%	0.96%	0.71%	0.98%	1.02%	3.20	%(f)	3.92%	3.73%	3.48%	3.51%	3.67%
Ratio of net investment income (loss) to average net assets(c)	1.16	%(f)	0.96%	0.88%	0.62%	0.89%	0.95%	3.20	%(f)	3.92%	3.73%	3.48%	3.51%	3.67%
Portfolio turnover rate	27%		55%	46%	79%	59%	50%	46%		95%	133%	118%	162%	132%
Number of shares outstanding at end of period (000’s)	28,308		29,381	33,971	36,582	37,866	34,784	71,760		73,893	78,574	65,845	72,983	71,428
Net assets at the end of period (000’s)	$291,836		$316,042	$534,548	$529,505	$513,783	$487,157	$831,215		$838,559	$853,401	$749,055	$823,464	$785,635

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

154

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

	U.S. Socially Responsible Fund
	Six Months Ended February 29, 2020(e)		Year Ended August 31,
			2019	2018	2017	2016	2015

PER SHARE DATA
Net asset value at beginning of period	$22.03		$23.09	$20.15	$19.23	$18.55	$18.56

Income (loss) from investment operations:
Net investment income (loss)(d)	0.15		0.27	0.30	0.29	0.28	0.26
Net realized and unrealized gain (loss) on investments and foreign currencies	0.11		0.72	3.39	2.33	1.89	(0.05)
Net increase from payments by affiliates	–		–	–	–	–	–

Total income (loss) from investment operations	0.26		0.99	3.69	2.62	2.17	0.21

Distributions from:
Net investment income	–		(0.34)	(0.35)	(0.29)	(0.28)	(0.22)
Net realized gain on securities	–		(1.71)	(0.40)	(1.41)	(1.21)	–

Total distributions	–		(2.05)	(0.75)	(1.70)	(1.49)	(0.22)

Net asset value at end of period	$22.29		$22.03	$23.09	$20.15	$19.23	$18.55

TOTAL RETURN(a)	1.18%		4.46%	18.49%	13.90%	12.16%	1.06%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.58	%(f)	0.56%	0.56%	0.56%	0.56%	0.56%
Ratio of expenses to average net assets(c)	0.61	%(f)	0.61%	0.61%	0.61%	0.61%	0.61%
Ratio of expense reductions to average net assets	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.29	%(f)	1.22%	1.37%	1.46%	1.47%	1.35%
Ratio of net investment income (loss) to average net assets(c)	1.26	%(f)	1.17%	1.33%	1.41%	1.42%	1.31%
Portfolio turnover rate	5%		36%	5%	0%	25%	31%
Number of shares outstanding at end of period (000’s)	30,986		32,675	34,175	39,701	39,360	39,153
Net assets at the end of period (000’s)	$690,670		$719,784	$789,118	$799,898	$756,821	$726,460

(a)

Total return is not annualized and includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Unaudited
(f)	Annualized

See Notes to Financial Statements

155

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

BMO Asset Management Corp.

115 S. LaSalle Street

Chicago, Illinois 60603

BNY Mellon Asset Management North America Corporation

One Boston Place

Boston, Massachusetts 02108

Delaware Investments Fund Advisers

2005 Market Street

Philadelphia, PA 19103

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, New York 10017

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, MA 02199

PineBridge Investments, LLC

399 Park Avenue

New York, New York 10022

Boston Partners Global Investors, Inc. d/b/a Boston Partners

909 Third Avenue, 32nd Floor

New York, New York 10022

SunAmerica Asset Management, LLC

Haborside 5

185 Hudson Street, Suite 3300

Jersey City, New Jersey 07311

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

Sharon French,

Executive Vice President

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen Fuentes,

Vice President, Chief Legal Officer and Secretary

Kevin J. Adamson

Vice President

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Vice President and Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

The Series is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Series’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by Independent accountants and accordingly no opinion has been expressed thereon.

156

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Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (VFA), member FINRA, SIPC and an SEC-registered investment adviser.

Annuities are issued by The Variable Annuity Life Insurance Company (VALIC), Houston, TX. Variable annuities are distributed by its affiliate, AIG Capital Services, Inc. (ACS), member FINRA.

AIG Retirement Services represents AIG member companies — The Variable Annuity Life Insurance Company (VALIC) and its subsidiaries, VALIC Financial Advisors, Inc. (VFA) and VALIC Retirement Services Company (VRSCO). All are members of American International Group, Inc. (AIG).

© American International Group, Inc. All rights reserved.

VC 23800 (09/2019) J359703 EE

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 11387   (02/2020)   J55301

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: May 8, 2020

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: May 8, 2020